UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: 1-844-457-6383

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 through October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Annual Report

J.P. Morgan Exchange-Traded Funds

October 31, 2021

	Ticker	Listing Exchange
JPMorgan ActiveBuilders Emerging Markets Equity ETF (formerly known as JPMorgan Emerging Markets Equity Core ETF)	JEMA	Cboe BZX Exchange, Inc.
JPMorgan ActiveBuilders International Equity ETF	JIDA	NYSE Arca, Inc.
JPMorgan BetaBuilders Canada ETF	BBCA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	BBAX	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Europe ETF	BBEU	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders International Equity ETF	BBIN	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Japan ETF	BBJP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Equity ETF	BBUS	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	BBMC	NYSE Arca
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	BBSC	NYSE Arca
JPMorgan Carbon Transition U.S. Equity ETF	JCTR	NYSE Arca
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	NYSE Arca
JPMorgan Diversified Return International Equity ETF	JPIN	NYSE Arca
JPMorgan Diversified Return U.S. Equity ETF	JPUS	NYSE Arca
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPME	NYSE Arca
JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPSE	NYSE Arca
JPMorgan International Growth ETF	JIG	NYSE Arca
JPMorgan U.S. Dividend ETF	JDIV	NYSE Arca
JPMorgan U.S. Minimum Volatility ETF	JMIN	NYSE Arca
JPMorgan U.S. Momentum Factor ETF	JMOM	NYSE Arca
JPMorgan U.S. Quality Factor ETF	JQUA	NYSE Arca
JPMorgan U.S. Value Factor ETF	JVAL	NYSE Arca

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

December 14, 2021 (Unaudited)

Dear Shareholder,

Equity markets generated strong returns as the global economy’s rebound from 2020 gained momentum on the back of mass vaccinations, continued support from leading central banks and a rising tide of consumer demand throughout the twelve months ended October 31, 2021. While supply chain bottlenecks, rising inflationary pressures and the emergence and spread of COVID-19 variants fed intermittent volatility in financials markets — particularly in the second half of the reporting period — the overall trajectory of the global economy remained positive.

“As 2022 approaches, the global economy appears poised to continue growing as the private sector rebuilds inventories and economic data show signs of building momentum.” – Brian S. Shlissel

During the twelve-month period, J.P. Morgan Exchange Traded Funds extended its array of investment solutions with the launch of the our ActiveBuilders suite of ETFs, including JPMorgan ActiveBuilders International Equity ETF (JIDA) and JPMorgan ActiveBuilders Emerging Markets Equity ETF (JEMA). Each ActiveBuilders ETF employs the expertise of the JPM Global Equities platform’s qualitative and quantitative insights. The ActiveBuilders core equity ETFs seek to improve investor returns and better manage risk across the U.S., international developed and emerging markets within a transparent ETF structure. Meanwhile, total net assets under management for all JPMorgan ETFs reached $68 billion at October 31, 2021.1

[1]	JPMorgan Asset Management, December 8, 2021.

As 2022 approaches, the global economy appears poised to continue growing as the private sector rebuilds inventories and economic data show signs of building momentum. However, uneven vaccination rates and the emergence of the omicron variant of COVID-19 are providing a headwind for global growth, while supply chain shortages and inflation may hasten the transition of leading central banks away from accommodative monetary policies.

Regardless of the economic environment, our diversified platform of innovative investment solutions is designed to equip investors with the tools to build durable portfolios that can serve to meet their financial goals.

Sincerely,

Brian S. Shlissel

President, J.P. Morgan Exchange-Traded Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

J.P. Morgan Exchange-Traded Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

Globally, equity markets outperformed fixed income markets by a wide margin amid a global economic rebound from the initial economic shock of the pandemic. While the development and distribution of multiple vaccines unleashed a sharp increase in economic activity in the first half of the period, uneven success against the pandemic, supply chain constraints and inflationary pressure weighed on growth in the latter part of the period. Overall, U.S. equity outperformed both developed market and emerging market equities.

For the twelve months ended October 31, 2021, the S&P 500 returned 42.91%; the MSCI EAFE Index returned 34.18% and the MSCI Emerging Markets Index returned 16.96%. Within fixed income, the Bloomberg U.S. Aggregate Index returned -0.48%, the Bloomberg U.S. High Yield Index returned 10.53% and the Bloomberg Emerging Markets Index returned 3.01% for the period.

At the start of the period, global equity prices began to rebound amid development of the first vaccines against COVID-19 and its leading variants. The rally in equity prices was largely led by investor demand for U.S. large cap stocks, particularly in the technology sector. Notably, emerging markets equity surged ahead of developed markets in December as China, Taiwan and other emerging market nations appeared to have greater success in containing the pandemic.

While the global rally in equity markets appeared to take a pause in January 2021, equity prices surged higher from February through June 2021. In the U.S., the successful if uneven distribution of vaccines combined with a $1.9 trillion U.S. fiscal relief and recovery package — and the prospect of additional federal government spending — helped push leading equity indexes higher in the first half of 2021. Corporate earnings and cash flows reached record highs in the first quarter of

2021. Robust growth in consumer spending, business investments and manufacturing data added further fuel to the rally in U.S. equity markets.

In May, historically high valuations for U.S. equity fueled investor demand for higher returns elsewhere in both developed and emerging markets. However, the uneven distribution of vaccines, continued spread of COVID-19 and its variants, and disparities in the re-openings of national economies weighed on equity markets in June.

In the following months global economic growth was increasingly hindered by uneven progress against the pandemic, supply chain bottlenecks and rising prices for both commodities and finished goods. Energy prices rose sharply amid a rebound in demand, which helped petroleum exporting nations but weighed on the economies of net importers. Extended inflationary pressures led to modest divergence in central bank policies at the end of the period. Leading central banks maintained their ultra-low interest rate policies, while monetary authorities in select nations, including Brazil, Norway and New Zealand, raised rates to head off rising prices.

Global equity prices largely continued their upward trajectory in the final months of the period, with the exception of a modest retreat in September 2021. While developed markets equity and emerging markets equity generally provided positive returns, equity markets slumped in select nations facing political unrest and/or rapidly rising inflationary pressures. Notably, equity prices in China were weighed down by real estate company China Evergrande’s struggles to meet debt payments as investors worried about the potential impact on financial markets. Additionally, shares of large information technology companies in China were hurt by investor uncertainty over increased domestic regulatory scrutiny.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)1

FUND COMMENTARY

FOR THE PERIOD MARCH 10, 2021 (INCEPTION DATE) THROUGH OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	(0.17)%
Market Price**	0.35%
MSCI Emerging Markets Index	(3.00)%

Net Assets as of 10/31/2021	$325,863,960
Fund Ticker	JEMA

INVESTMENT OBJECTIVE***

The JPMorgan ActiveBuilders Emerging Markets Equity ETF (the “Fund”) seeks to provide long term capital appreciation.

INVESTMENT APPROACH

The Fund invests primarily in equity securities and equity-related instruments that are economically tied to emerging markets and seeks to outperform the MSCI Emerging Markets Index (the “Index”) over time while maintaining similar risk characteristics. The Fund allocates investments to the adviser’s actively managed emerging market equity strategies across countries, regions and styles and may invest across all market capitalizations.

HOW DID THE FUND PERFORM?

For the period from inception on March 10, 2021 to October 31, 2021, the Fund had a negative absolute return and outperformed the Index.

Relative to the Index, the Fund’s security selections in the information technology and consumer discretionary sectors were leading contributors to performance, while the Fund’s underweight positions in the energy and utilities sectors were leading detractors from relative performance.

By country, the Fund’s security selections in China and Taiwan were leading contributors to performance relative to the Index. The Fund’s underweight position in Saudi Arabia and its overweight position in Hong Kong were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Chailease Holding Co., its out-of-Index position in EPAM Systems Inc. and its underweight position in Alibaba Group Holding Ltd. Shares of Chailease Holding, a Taiwan provider of financing and leasing, rose amid stable loan growth and improving asset quality during the period. Shares of EPAM Systems, a global provider of software development and digital platform services that largely operates from Belarus, rose amid several consecutive quarters of better-than-expected earnings during the period. Shares of Alibaba Group Holding, a Chinese electronic commerce conglomerate, fell amid tighter regulatory scrutiny of large technology companies in China as well as broader investor concerns about China Evergrande Group’s struggles to meet debt payments.

Leading individual detractors from relative performance included the Fund’s underweight positions in Infosys Ltd., Tata Consultancy Services Ltd. and BYD Co. Shares of Infosys, an Indian technology services and consulting company, rose after the company reported better-than-expected results for the first and second quarters of 2021. Shares of Tata Consultancy, an Indian technology services and consulting company, rose after the company reported strong earnings growth in the first and second quarters of 2021. Shares of BYD, a Chinese manufacturer of rechargeable batteries that was not held in the Fund, rose amid rising demand from electric vehicle manufacturers.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest overweight allocations relative to the Benchmark were to the financials and consumer staples sectors and its largest underweight allocations were to the materials and energy sectors. By country, the Fund’s largest overweight allocations were to Hong Kong, Russia and Taiwan and its largest underweight positions were in China and South Korea.

[1]	Renamed, effective July 8, 2021.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

FUND COMMENTARY

FOR THE PERIOD MARCH 10, 2021 (INCEPTION DATE) THROUGH OCTOBER 31, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.3%
2.	Tencent Holdings Ltd. (China)	3.7
3.	Alibaba Group Holding Ltd. (China)	3.1
4.	Samsung Electronics Co. Ltd. (South Korea)	3.0
5.	Infosys Ltd. (India)	1.6
6.	Meituan (China)	1.5
7.	China Merchants Bank Co. Ltd., Class H (China)	1.5
8.	Housing Development Finance Corp. Ltd. (India)	1.5
9.	Sberbank of Russia PJSC, ADR (Russia)	1.4
10.	NetEase, Inc. (China)	1.1

PORTFOLIO COMPOSITION BY COUNTRY AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
China	33.4%
Taiwan	16.5
South Korea	10.8
India	10.8
Russia	6.6
Brazil	3.0
Mexico	2.9
South Africa	2.7
Hong Kong	2.1
Indonesia	1.6
United States	1.4
Saudi Arabia	1.4
Thailand	1.2
Others (each less than 1.0%)	4.1
Short-Term Investments	1.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $47.92 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of October 31, 2021, the closing price was $48.17.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Net Asset Value	March 10, 2021	(0.17)%
Market Price		0.35%

LIFE OF FUND PERFORMANCE (3/10/21 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 10, 2021.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan ActiveBuilders Emerging Markets Equity ETF and MSCI Emerging Markets Index from March 10, 2021 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. MSCI Emerging Markets Index is a free float adjusted market capitalization-weighted index measuring emerging market equity performance. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan ActiveBuilders International Equity ETF

FUND COMMENTARY

FOR THE PERIOD JULY 7, 2021 (INCEPTION DATE) THROUGH OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	2.15%
Market Price**	2.52%
MSCI EAFE Index	1.41%

Net Assets as of 10/31/2021	$29,419,956
Fund Ticker	JIDA

INVESTMENT OBJECTIVE***

The JPMorgan ActiveBuilders International Markets Equity ETF (the “Fund”) seeks to provide long term capital appreciation.

INVESTMENT APPROACH

The Fund invests primarily in equity securities and equity-related instruments across market capitalizations of foreign companies and seeks to outperform the MSCI EAFE Index (the “Index”) over time while maintaining similar risk characteristics. The Fund allocates investments opportunistically in the adviser’s actively managed international equity strategies, including country, region and styles strategies.

HOW DID THE FUND PERFORM?

For the period from inception on July 7, 2021 to October 31, 2021, the Fund had a positive absolute return and outperformed the Index.

Relative to the Index, the Fund’s security selections in the health care and information technology sectors were leading contributors to performance, while the Fund’s security selections in the consumer discretionary and materials sectors were leading detractors from relative performance.

By country, the Fund’s security selections in Japan and France were leading contributors to performance relative to the Index. The Fund’s out-of-Index position in China and its security selection in Australia were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Novo Nordisk A/S, Sea Ltd. and Capgemini SE. Shares of Novo Nordisk, a Danish

pharmaceuticals company, rose after the company reported earnings growth for the first quarter of 2021 and raised its 2021 forecast for earnings and revenue. Shares of Sea, a Singapore internet and mobile platform provider, rose as the company continued to increase its market share during the period. Shares of Capgemini, a French provider of technology consulting and outsourcing services, rose amid growth in revenue and earnings during the period.

Leading individual detractors from relative performance included the Fund’s out-of-Index positions in Samsung Electronics Co. and Alibaba Group Holding Ltd., and its overweight position in BHP Group Ltd. Shares of Samsung Electronics, a South Korean consumer electronics manufacturer, fell amid a global shortage of semiconductors. Shares of Alibaba Group Holding, a Chinese electronic commerce conglomerate, fell amid tighter regulatory scrutiny of large technology companies in China as well as broader investor concerns about China Evergrande Group’s struggles to meet debt payments. Shares of BHP Group, an Australian mining and metals company, fell amid quarterly declines in production and news that the company was negotiating to sell its petroleum extraction business to Woodside Petroleum Ltd.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest overweight allocations relative to the Index were to the financials and industrials sectors and its largest underweight allocations were to the real estate and consumer staples sectors. By country, the Fund’s largest overweight allocations were to the Netherlands and Denmark and its largest underweight positions were in Australia and Japan.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	ASML Holding NV (Netherlands)	2.8%
2.	Nestle SA (Registered) (Switzerland)	2.7
3.	Novo Nordisk A/S, Class B (Denmark)	2.1
4.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.0
5.	Diageo plc (United Kingdom)	1.5
6.	Keyence Corp. (Japan)	1.4
7.	Sony Group Corp. (Japan)	1.4
8.	L’Oreal SA (France)	1.3
9.	Novartis AG (Registered) (Switzerland)	1.2
10.	Allianz SE (Registered) (Germany)	1.2

PORTFOLIO COMPOSITION BY COUNTRY AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Japan	19.3%
United Kingdom	12.1
France	11.6
Switzerland	9.3
Germany	8.7
Netherlands	6.4
Australia	4.2
Denmark	4.1
Sweden	3.3
United States	2.6
Hong Kong	2.3
Spain	2.1
China	1.4
Taiwan	1.2
Italy	1.2
South Korea	1.1
Finland	1.1
Singapore	1.1
Others (each less than 1.0%)	5.0
Short-Term Investments	1.9

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.03 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $49.21.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan ActiveBuilders International Equity ETF

FUND COMMENTARY

FOR THE PERIOD JULY 7, 2021 (INCEPTION DATE) THROUGH OCTOBER 31, 2021 (Unaudited) (continued)

TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan ActiveBuilders International Equity ETF
Net Asset Value	July 7, 2021	2.15%
Market Price		2.52%

LIFE OF FUND PERFORMANCE (7/7/21 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on July 7, 2021.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan ActiveBuilders International Equity ETF and MSCI EAFE Index from July 7, 2021 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI EAFE Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. MSCI EAFE Index is a free float-adjusted market capitalization weighted index measuring equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders Canada ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	50.77%
Market Price**	50.84%
Morningstar® Canada Target Market Exposure IndexSM	50.37%

Net Assets as of 10/31/2021	$6,071,268,619
Fund Ticker	BBCA

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Canada ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of stocks traded primarily on the Toronto Stock Exchange. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the timing of foreign exchange rate calculations, operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and energy sectors were leading contributors to absolute performance, while their exposures to the real estate and health care sectors were the smallest contributors and no sector detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and energy sectors and their smallest allocations were to the real estate and health care sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Shopify, Inc., Class A	7.5%
2.	Royal Bank of Canada	6.8
3.	Toronto-Dominion Bank (The)	6.1
4.	Brookfield Asset Management, Inc., Class A	4.0
5.	Enbridge, Inc.	3.9
6.	Canadian National Railway Co.	3.7
7.	Bank of Nova Scotia (The)	3.6
8.	Bank of Montreal	3.2
9.	Canadian Imperial Bank of Commerce	2.5
10.	TC Energy Corp.	2.4

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	34.8%
Energy	13.5
Information Technology	10.9
Industrials	10.8
Materials	8.7
Consumer Staples	3.4
Consumer Discretionary	3.2
Utilities	3.0
Communication Services	2.7
Others (each less than 1.0%)	0.9
Short-Term Investments	8.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $67.80 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of October 31, 2021, the closing price was $67.98.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan BetaBuilders Canada ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF
Net Asset Value	August 7, 2018	50.77%	13.07%
Market Price		50.84%	13.16%

LIFE OF FUND PERFORMANCE (8/7/18 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Canada ETF and Morningstar® Canada Target Market Exposure IndexSM from August 7, 2018 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Canada Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Canada Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Toronto Stock Exchange. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*.	31.14%
Market Price**	31.26%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM	31.06%

Net Assets as of 10/31/2021	$4,113,118,547
Fund Ticker	BBAX

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Developed Asia ex-Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of equity securities from developed Asia Pacific countries other than Japan, including: Australia, Hong Kong, New Zealand and Singapore. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations, differences in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and real estate sectors were leading contributors to absolute performance, while their exposures to the utilities and consumer staples sectors were the smallest contributors and no sectors detracted from absolute performance. By country, the Fund’s and the Underlying Index’s exposures to Australia and Hong Kong were leading contributors to absolute performance, while their exposures to Singapore and New Zealand were the smallest contributors to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and materials sectors and their smallest allocations were to the information technology and energy sectors. The Fund and the Underlying Index were mainly invested in four equity markets during the reporting period; the largest allocations were to Australia and Hong Kong, followed by Singapore and New Zealand.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	AIA Group Ltd. (Hong Kong)	6.6%
2.	Commonwealth Bank of Australia (Australia)	6.6
3.	CSL Ltd. (Australia)	5.1
4.	BHP Group Ltd. (Australia)	4.0
5.	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3.5
6.	National Australia Bank Ltd. (Australia)	3.5
7.	Westpac Banking Corp. (Australia)	3.5
8.	Australia & New Zealand Banking Group Ltd. (Australia)	3.0
9.	Macquarie Group Ltd. (Australia)	2.5
10.	Wesfarmers Ltd. (Australia)	2.4

PORTFOLIO COMPOSITION BY COUNTRY AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Australia	59.2%
Hong Kong	21.2
Singapore	9.6
New Zealand	2.4
China	1.2
Macau	1.0
Others (each less than 1.0%)	1.8
Short-Term Investments	3.6

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $56.89 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of October 31, 2021, the closing price was $57.12.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Net Asset Value	August 7, 2018	31.14%	7.51%
Market Price		31.26%	7.63%

LIFE OF FUND PERFORMANCE (8/7/18 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Developed Asia ex-Japan ETF and Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM from August 7, 2018 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM is a free float adjusted market capitalization-weighted index that consists of equity securities from developed Asia-Pacific countries or regions other than Japan, including Australia, Hong Kong, New Zealand, and Singapore. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders Europe ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	41.54%
Market Price**	41.77%
Morningstar® Developed Europe Target Market Exposure IndexSM	41.39%

Net Assets as of 10/31/2021	$9,427,453,378
Fund Ticker	BBEU

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Europe ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of equity securities from developed European countries or regions, including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the U.K. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations, differences in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and industrials sectors were leading contributors to absolute performance, while their exposures to the real estate and communication services sectors were the smallest contributors and no sector detracted from absolute performance.

By country, the Fund’s and the Underlying Index’s exposures to the U.K. and France were leading contributors to absolute performance, while their exposures to Poland and Portugal were the smallest contributors and no country detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and industrials sectors and their smallest allocations were to the real estate and communications services sectors. The Fund’s and the Underlying Index’s largest country allocations were to the U.K. and France and the smallest allocations were to Poland and Portugal.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered) (Switzerland)	3.2%
2.	ASML Holding NV (Netherlands)	2.9
3.	Roche Holding AG (Switzerland)	2.4
4.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.8
5.	Novartis AG (Registered) (Switzerland)	1.7
6.	AstraZeneca plc (United Kingdom)	1.7
7.	Novo Nordisk A/S, Class B (Denmark)	1.5
8.	SAP SE (Germany)	1.4
9.	Unilever plc (United Kingdom)	1.2
10.	Siemens AG (Registered) (Germany)	1.1

PORTFOLIO COMPOSITION BY COUNTRY AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
United Kingdom	18.6%
France	15.2
Switzerland	14.3
Germany	12.5
Netherlands	8.2
Sweden	6.0
Denmark	4.1
Spain	3.7
Italy	3.3
Finland	2.1
United States	1.9
Australia	1.5
Belgium	1.4
Norway	1.1
Ireland	1.0
Others (each less than 1.0%)	3.4
Short-Term Investments	1.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $59.74 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of October 31, 2021, the closing price was $59.92.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan BetaBuilders Europe ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF
Net Asset Value	June 15, 2018	41.54%	8.34%
Market Price		41.77%	8.44%

LIFE OF FUND PERFORMANCE (6/15/18 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Europe ETF and Morningstar® Developed Europe Target Market Exposure IndexSM from June 15, 2018 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Europe Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Developed Europe Target Market Exposure IndexSM is a free float adjusted market capitalization-weighted index which consists of equity securities from developed European countries or regions. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders International Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value* .	34.26%
Market Price**	34.24%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM ..	34.15%

Net Assets as of 10/31/2021 .	$3,680,140,678
Fund Ticker	BBIN

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of equity securities from developed countries outside the U.S. and Canada. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations, differences in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and industrials sectors were leading contributors to absolute performance, while their exposures to the utilities and communication services sectors were the smallest contributors and no sector detracted from absolute performance. The Fund’s and the Underlying Index’s exposures to the U.K. and Japan were leading contributors to absolute performance, while their exposures to Portugal and Poland were the smallest contributors and no country detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were to the financials and industrials sectors, while their smallest allocations were to the real estate and energy sectors. The Fund’s and the Underlying Index’s largest country allocations were to Japan and the U.K., while their smallest allocations were to Poland and Portugal.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered) (Switzerland)	2.0%
2.	ASML Holding NV (Netherlands)	1.9
3.	Roche Holding AG (Switzerland)	1.6
4.	Toyota Motor Corp. (Japan)	1.2
5.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.2
6.	Novartis AG (Registered) (Switzerland)	1.1
7.	AstraZeneca plc (United Kingdom)	1.1
8.	Novo Nordisk A/S, Class B (Denmark)	1.0
9.	SAP SE (Germany)	0.9
10.	Sony Group Corp. (Japan)	0.8

PORTFOLIO COMPOSITION BY COUNTRY AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Japan	24.7%
United Kingdom	12.0
France	9.7
Switzerland	9.2
Germany	8.0
Australia	7.5
Netherlands	5.2
Sweden	3.8
Denmark	2.6
Spain	2.4
Hong Kong	2.4
Italy	2.1
Finland	1.3
United States	1.3
Singapore	1.1
Others (each less than 1.0%)	5.2
Short-Term Investments	1.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $60.53 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of October 31, 2021, the closing price was $60.64.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan BetaBuilders International Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders International Equity ETF
Net Asset Value	December 3, 2019	34.26%	12.66%
Market Price		34.24%	12.76%

LIFE OF FUND PERFORMANCE (12/3/19 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 3, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders International Equity ETF and Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM from December 3, 2019 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar®

Developed Markets ex-North America Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on equity markets in developed markets outside North America. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some foreign markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders Japan ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	19.47%
Market Price**	18.98%
Morningstar® Japan Target Market Exposure IndexSM	19.61%

Net Assets as of 10/31/2021	$7,864,537,853
Fund Ticker .	BBJP

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of stocks traded primarily on the Tokyo Stock Exchange or the Nagoya Stock Exchange. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations, differences in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the industrials and consumer discretionary sectors were leading contributors to absolute performance, while their exposures to the utilities sector was the sole sector detractor from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the industrials and consumer discretionary sectors and their smallest allocations were to the energy and utilities sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Toyota Motor Corp.	5.0%
2.	Sony Group Corp.	3.2
3.	Keyence Corp.	2.5
4.	Recruit Holdings Co. Ltd.	2.5
5.	Tokyo Electron Ltd.	1.6
6.	Shin-Etsu Chemical Co. Ltd.	1.6
7.	Mitsubishi UFJ Financial Group, Inc.	1.6
8.	SoftBank Group Corp.	1.5
9.	Daikin Industries Ltd.	1.4
10.	Nidec Corp.	1.3

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Industrials	23.3%
Consumer Discretionary	20.1
Information Technology	13.2
Health Care	9.4
Financials	8.6
Communication Services	7.0
Consumer Staples	6.9
Materials	5.7
Real Estate	3.9
Utilities	1.0
Energy	0.7
Short-Term Investments	0.2

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $57.16 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of October 31, 2021, the closing price was $57.21.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan BetaBuilders Japan ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF
Net Asset Value	June 15, 2018	19.47%	5.57%
Market Price		18.98%	5.60%

LIFE OF FUND PERFORMANCE (6/15/18 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Japan ETF and Morningstar® Japan Target Market Exposure IndexSM from June 15, 2018 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Japan Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Tokyo Stock Exchange or the Nagoya Stock Exchange. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders U.S. Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	43.02%
Market Price** .	42.97%
Morningstar® US Target Market Exposure IndexSM .	43.09%

Net Assets as of 10/31/2021 .	$782,605,972
Fund Ticker .	BBUS

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of equity securities traded primarily in the U.S. It targets the top 85% of those stocks by market capitalization, and primarily includes large and mid-capitalization companies. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2021, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the information technology and financials sectors were leading contributors to absolute performance, while their exposures to the utilities and materials sectors were the smallest contributors and no sector detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the information technology and health care sectors and their smallest allocations were to the energy and utilities sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	6.0%
2.	Apple, Inc.	5.7
3.	Amazon.com, Inc.	3.5
4.	Tesla, Inc.	2.2
5.	Alphabet, Inc., Class A	2.2
6.	Alphabet, Inc., Class C	2.0
7.	Meta Platforms, Inc., Class A	1.9
8.	NVIDIA Corp.	1.5
9.	Berkshire Hathaway, Inc., Class B	1.3
10.	JPMorgan Chase & Co.	1.2

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	28.5%
Health Care	12.7
Consumer Discretionary	12.7
Financials	11.4
Communication Services	10.7
Industrials	7.9
Consumer Staples	5.4
Real Estate	2.8
Energy	2.6
Materials	2.4
Utilities	2.4
Short-Term Investments	0.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $84.15 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of October 31, 2021, the closing price was $84.11.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan BetaBuilders U.S. Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF
Net Asset Value	March 12, 2019	43.02%	23.54%
Market Price		42.97%	23.52%

LIFE OF FUND PERFORMANCE (3/12/19 TO 10/31/2021)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 12, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Equity ETF and the Morningstar® US Target Market Exposure IndexSM from March 12, 2019 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® US Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the US Stock Exchange. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	47.15%
Market Price**	47.52%
Morningstar® US Mid Cap Target Market Exposure Extended IndexSM .	47.30%

Net Assets as of 10/31/2021	$1,698,624,114
Fund Ticker .	BBMC

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of mid capitalization equity securities traded primarily in the U.S. It targets those securities that fall between the 85th and 95th percentiles in market capitalization of the investible universe. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2021, the Fund had a positive absolute return and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the information technology and financials sectors were leading contributors to absolute performance, while their exposures to the communication services and utilities sectors were the smallest contributors and no sector detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the information technology and industrials sectors and their smallest allocations were to the utilities and energy sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Datadog, Inc., Class A	1.0%
2.	MongoDB, Inc.	0.9
3.	Generac Holdings, Inc.	0.8
4.	Enphase Energy, Inc.	0.8
5.	Bill.com Holdings, Inc.	0.7
6.	Devon Energy Corp.	0.6
7.	Catalent, Inc.	0.6
8.	Caesars Entertainment, Inc.	0.6
9.	Monolithic Power Systems, Inc.	0.6
10.	Charles River Laboratories International, Inc.	0.6

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	19.4%
Industrials	15.2
Financials	13.2
Health Care	13.1
Consumer Discretionary	13.1
Real Estate	7.7
Materials	4.3
Energy	2.8
Consumer Staples	2.7
Communication Services	2.5
Utilities	1.8
Short-Term Investments	4.2

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $93.59 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $93.68.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Net Asset Value	April 14, 2020	47.15%	49.70%
Market Price		47.52%	49.80%

LIFE OF FUND PERFORMANCE (4/14/20 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 14, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF and Morningstar® US Mid Cap Target Market Exposure Extended IndexSM from April 14, 2020 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Mid Cap Target

Market Exposure Extended IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® US Mid Cap Target Market Exposure Extended IndexSM is a free float adjusted market capitalization-weighted index that consists of mid cap U.S. equity securities. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 16, 2020 (INCEPTION DATE) THROUGH OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	32.56%
Market Price**	32.70%
Morningstar® US Small Cap Target Market Exposure Extended IndexSM	32.67%

Net Assets as of 10/31/2021	$442,061,490
Fund Ticker	BBSC

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free float adjusted market-capitalization weighted index consisting of small capitalization equity securities traded primarily in the U.S. It targets those securities that fall between the 95th and 99th percentiles in market capitalization of the investible universe. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the period from inception on November 16, 2020 to October 31, 2021, the Fund had a positive absolute return and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the information technology and consumer discretionary were leading contributors to absolute performance, while their exposures to the utilities and consumer staples sectors were the smallest contributors and no sector detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the health care and information technology sectors and their smallest allocations were to the utilities and consumer staples sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	ZoomInfo Technologies, Inc., Class A	0.6%
2.	SoFi Technologies, Inc.	0.6
3.	Asana, Inc., Class A	0.5
4.	Ovintiv, Inc.	0.5
5.	Intellia Therapeutics, Inc.	0.5
6.	Apartment Income REIT Corp.	0.4
7.	Macy’s, Inc.	0.4
8.	Biohaven Pharmaceutical Holding Co. Ltd.	0.4
9.	Saia, Inc.	0.4
10.	Dick’s Sporting Goods, Inc.	0.4

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Health Care	16.8%
Information Technology	15.3
Industrials	14.7
Financials	14.4
Consumer Discretionary	11.5
Real Estate	6.5
Energy	5.6
Materials	3.8
Communication Services	3.6
Consumer Staples	2.4
Utilities	1.5
Short-Term Investments	3.9

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $67.49 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $67.56.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 16, 2020 (INCEPTION DATE) THROUGH OCTOBER 31, 2021 (Unaudited) (continued)

TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Net Asset Value	November 16, 2020	32.56%
Market Price		32.70%

LIFE OF FUND PERFORMANCE (11/16/20 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 16, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Small Cap Equity ETF and Morningstar® US Small Cap Target Market Exposure Extended IndexSM from November 16, 2020 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Small Cap Target

Market Exposure Extended IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® US Small Cap Target Market Exposure Extended IndexSM is a free float adjusted market capitalization weighted index that consists of small cap U.S. equity securities. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Carbon Transition U.S. Equity ETF

FUND COMMENTARY

FOR THE PERIOD DECEMBER 9, 2020 (INCEPTION DATE) THROUGH OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	27.68%
Market Price**	27.70%
JPMorgan Asset Management Carbon Transition U.S. Equity Index	27.88%
Russell 1000 Index	26.45%

Net Assets as of 10/31/2021	$24,933,394
Fund Ticker	JCTR

INVESTMENT OBJECTIVE***

The JPMorgan Carbon Transition U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which primarily tracks U.S. large- and mid-cap equity securities of companies located in the U.S. and employs a rules-based process designed to capture the performance of companies that have been identified as better positioned to benefit from a transition to a lower carbon economy while also providing broader U.S. market exposure. Companies are evaluated on how they effectively manage emissions, resources and carbon-related risks.

HOW DID THE FUND PERFORM?

For the period from inception on December 9, 2020 to October 31, 2021, the Fund provided a positive absolute return and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

The Fund’s and the Underlying Index’s exposures to the information technology and financial sectors were leading contributors to absolute performance, while their exposures to the utilities and materials sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s exposures to the information technology and communication services sectors were leading contributors to performance, while their exposures to the health care and materials sectors were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were to the information technology and health care sectors and the smallest allocations were to the utilities and energy sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	6.0%
2.	Apple, Inc.	5.6
3.	Alphabet, Inc., Class A	4.2
4.	Amazon.com, Inc.	3.6
5.	Tesla, Inc.	1.7
6.	NVIDIA Corp.	1.7
7.	Meta Platforms, Inc., Class A	1.6
8.	UnitedHealth Group, Inc.	1.3
9.	Johnson & Johnson	1.2
10.	Home Depot, Inc. (The)	1.2

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	29.2%
Health Care	13.3
Consumer Discretionary	13.3
Financials	11.8
Communication Services	9.1
Industrials	7.5
Consumer Staples	5.2
Real Estate	3.3
Energy	2.8
Materials	2.4
Utilities	2.1
Short-Term Investments	0.0	(a)

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $62.33 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $62.34.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	Amounts rounds to less than 0.1%.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Carbon Transition U.S. Equity ETF

FUND COMMENTARY

FOR THE PERIOD DECEMBER 9, 2020 (INCEPTION DATE) THROUGH OCTOBER 31, 2021 (Unaudited) (continued)

TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Carbon Transition U.S. Equity ETF
Net Asset Value	December 9, 2020	27.68%
Market Price		27.70%

LIFE OF FUND PERFORMANCE (12/9/20 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 9, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Carbon Transition U.S. Equity ETF, the JPMorgan Asset Management Carbon Transition U.S. Equity Index and the Russell 1000 Index from December 9, 2020 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The JPMorgan Asset Management Carbon Transition U.S. Equity Index is a rules based, proprietary index built to achieve a meaningful reduction in carbon intensity without relying on exclusions or sector deviations. It is a proprietary index designed to reflect the performance of a subset of the U.S. large and mid-cap companies in developed markets that, based on the index rules, are determined to be best positioned to benefit from a transition to a low-carbon economy. The Russell 1000 Index is a market capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	26.93%
Market Price**	27.80%
JP Morgan Diversified Factor Emerging Markets Equity Index (net of foreign withholding taxes)	28.36%
FTSE Emerging Index (net of foreign withholding taxes)	17.06%

Net Assets as of 10/31/2021	$153,882,748
Fund Ticker	JPEM

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets large- and mid-cap equity exposure, diversified across emerging market regions, super-sectors and individual securities. The Underlying Index uses a proprietary multi-factor stock selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the twelve months ended October 31, 2021, and performed in line with the Underlying Index, before considering differences in the net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index outperformed the FTSE Emerging Index, which is a more traditional market capitalization weighted index.

From a super-sector perspective, the Fund’s and the Underlying Index’s positions in the defensives and consumer super-sectors were leading contributors to absolute performance, while their positions in the basic materials and industrials super-sectors were the smallest contributors and no super-sector detracted from absolute performance.

From a regional perspective, the Fund’s and the Underlying Index’s positions in the Latin America region and in the Europe, Middle East & Africa (EMEA) region were the largest contributors to absolute performance, while their positions in China and the Asia-Pacific, excluding China, region were the smallest contributors and no region detracted from absolute performance.

Relative to the FTSE Emerging Index, the Fund’s and Underlying Index’s multi-factor security selections in China and their multi-factor security selections in the consumer super-sector were leading contributors to performance, while their multi-factor security selections in the EMEA region and their multi-factor security selections in the defensives super-sector were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the defensives and consumer super-sectors, while their smallest allocations were to the basic materials and industrials super-sectors. The Fund’s and the Underlying Index’s largest regional allocations were to EMEA and China and their smallest allocations were to Latin America and the Asia-Pacific, excluding Japan.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Infosys Ltd. (India)	1.9%
2.	Sberbank of Russia PJSC (Russia)	1.5
3.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.4
4.	Reliance Industries Ltd. (India)	1.3
5.	Vale SA (Brazil)	1.2
6.	LUKOIL PJSC (Russia)	1.0
7.	Hindustan Unilever Ltd. (India)	0.9
8.	Tata Consultancy Services Ltd. (India)	0.9
9.	Al Rajhi Bank (Saudi Arabia)	0.8
10.	Housing Development Finance Corp. Ltd. (India)	0.8

PORTFOLIO COMPOSITION BY COUNTRY AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
China	24.2%
Taiwan	11.7
India	11.3
Brazil	8.3
Russia	6.5
Mexico	5.8
South Africa	5.7
Saudi Arabia	3.7
Indonesia	3.5
Turkey	2.9
Thailand	2.8
Malaysia	2.4
United Arab Emirates	1.9
Kuwait	1.7
Qatar	1.6
Chile	1.1
Greece	1.0
Others (each less than 1.0%)	3.2
Short-Term Investments	0.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $56.99 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $57.05.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	January 7, 2015	26.93%	6.54%	4.82%
Market Price		27.80%	6.43%	4.84%

LIFE OF FUND PERFORMANCE (1/7/15 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the JP Morgan Diversified Factor Emerging Markets Equity Index and the FTSE Emerging Index from January 7, 2015 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Emerging Markets Equity Index and the FTSE Emerging Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index. JP Morgan Diversified Factor Emerging Markets Equity Index is comprised of large- and mid-cap equity securities from emerging markets.

Holdings in this index are selected from the constituents of the FTSE Emerging Index. The FTSE Emerging Index is a market-capitalization weighted index and is part of the FTSE Global Equity Index Series. The series includes large- and mid-cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	25.98%
Market Price**	26.08%
JP Morgan Diversified Factor International Equity Index (net of foreign withholding taxes)	26.37%
FTSE Developed ex North America Index (net of foreign withholding taxes)	33.73%

Net Assets as of 10/31/2021	$842,016,222
Fund Ticker	JPIN

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large- and mid- cap equity securities in developed markets outside North America, diversified across sectors, international regions and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2021, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations, as well as differences due to specific trading limits, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed the FTSE Developed ex North America Index, which is a more traditional market capitalization weighted index.

From a sector perspective, the Fund’s and the Underlying Index’s positions in the industrials and consumer discretionary sectors were leading contributors to absolute performance, while their positions in the telecommunications and health care sectors were the smallest contributors and no sector detracted from absolute performance.

From a regional perspective, the Fund’s and Underlying Index’s positions in Europe, excluding the U.K., and Asia Pacific, excluding Japan were the largest contributors to absolute performance, while their positions in Japan and the U.K. were the smallest contributors and no region detracted from absolute performance.

Relative to the FTSE Developed ex North America Index, the Fund’s and the Underlying Index’s multi-factor security selections in Europe, excluding the U.K., and in Japan were leading detractors from performance. The Fund’s and the Underlying Index’s overweight positions in the energy sector and their overweight positions in the U.K. were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer staples and consumer discretionary sectors, while their smallest allocations were to the energy and real estate sectors. By region, the Fund’s and the Underlying Index’s largest allocations were to Japan and their smallest allocations were to Norway.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Open House Co. Ltd. (Japan)	0.5%
2.	AstraZeneca plc (United Kingdom)	0.5
3.	Royal Dutch Shell plc, Class A (Netherlands)	0.4
4.	Ashtead Group plc (United Kingdom)	0.4
5.	Sonova Holding AG (Registered) (Switzerland)	0.4
6.	Diageo plc (United Kingdom)	0.4
7.	Tokyo Electron Ltd. (Japan)	0.4
8.	Ferguson plc (United States)	0.4
9.	Capgemini SE (France)	0.4
10.	NN Group NV (Netherlands)	0.4

PORTFOLIO COMPOSITION BY COUNTRY AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Japan	29.2%
United Kingdom	15.4
Australia	9.9
South Korea	8.7
Sweden	4.3
Hong Kong	3.9
France	3.3
Netherlands	3.1
Germany	2.6
Singapore	2.0
Finland	2.0
Switzerland	2.0
Italy	1.6
Spain	1.5
China	1.2
Norway	1.0
Others (each less than 1.0%)	7.3
Short-Term Investments	1.0

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $61.01 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $61.08.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	November 5, 2014	25.98%	7.15%	5.44%
Market Price		26.08%	7.10%	5.45%

LIFE OF FUND PERFORMANCE (11/5/14 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the JP Morgan Diversified Factor International Equity Index and the FTSE Developed ex North America Index from November 5, 2014 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Equity Index and the FTSE Developed ex North America Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index. JP Morgan Diversified Factor International Equity Index is comprised of large- and mid-cap equity securities from developed global markets (excluding North

America). Holdings in this index are selected from the constituents of the FTSE Developed ex North America Index. The FTSE Developed ex North America Index is a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	40.36%
Market Price**	40.44%
JP Morgan Diversified Factor US Equity Index	40.63%
Russell 1000 Index	43.51%

Net Assets as of 10/31/2021	$710,012,574
Fund Ticker	JPUS

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large- and mid-cap equity securities of U.S. companies, diversified across sectors and individual securities. The Underlying Index uses a rules based proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2021, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the

Russell 1000 Index, which is a more traditional market capitalization weighted index.

The Fund’s and the Underlying Index’s positions in the consumer discretionary and technology sectors were the leading contributors to absolute performance, while their positions in the telecommunications and consumer staples sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s overweight positions in the utilities sector and their underweight positions in the technology sector were leading detractors from performance, while their overweight positions in the energy sector and their multi-factor security selections in the consumer discretionary sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the health care and utilities sectors and their smallest allocations were to the telecommunications and energy sectors.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Coterra Energy, Inc.	0.7%
2.	Microsoft Corp.	0.5
3.	Marathon Oil Corp.	0.5
4.	Devon Energy Corp.	0.5
5.	Apple, Inc.	0.5
6.	NVIDIA Corp.	0.5
7.	Quanta Services, Inc.	0.5
8.	Thermo Fisher Scientific, Inc.	0.4
9.	Lowe’s Cos., Inc.	0.4
10.	UnitedHealth Group, Inc.	0.4

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Consumer Staples	13.0%
Utilities	11.3
Health Care	11.1
Industrials	9.3
Technology	9.2
Financials	8.3
Basic Materials	8.2
Real Estate	8.0
Consumer Discretionary	7.4
Energy	5.8
Telecommunications	5.0
Short-Term Investments	3.4

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $101.43 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $101.46.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	September 29, 2015	40.36%	14.39%	14.21%
Market Price		40.44%	14.39%	14.22%

LIFE OF FUND PERFORMANCE (9/29/15 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 29, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the JP Morgan Diversified Factor US Equity Index, and the Russell 1000 Index from September 29, 2015 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. JP Morgan Diversified Factor US Equity Index is comprised of U.S. large- and mid-cap equity securities. Holdings in this index are selected from the constituents of the Russell 1000 Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	44.52%
Market Price**	44.73%
JP Morgan Diversified Factor US Mid Cap Equity Index	44.91%
Russell Midcap Index	45.40%

Net Assets as of 10/31/2021	$239,808,712
Fund Ticker	JPME

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks mid cap equity securities of U.S. companies, diversified across sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2021, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell

Midcap Index, which is a more traditional market capitalization weighted index.

The Fund’s and the Underlying Index’s positions in the consumer discretionary and energy sectors were leading contributors to absolute performance, while their positions in the telecommunications and consumer staples sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell Midcap Index, the Fund’s and the Underlying Index’s overweight positions in the utilities and consumer staples sectors were leading detractors from performance, while the Fund’s and Underlying Index’s overweight positions in the energy sector and their underweight positions in the consumer discretionary sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the health care and consumer discretionary sectors and their smallest allocations were to the telecommunications and energy sectors.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Coterra Energy, Inc.	0.9%
2.	Marathon Oil Corp.	0.5
3.	Devon Energy Corp.	0.5
4.	Targa Resources Corp.	0.5
5.	Pioneer Natural Resources Co.	0.5
6.	Enphase Energy, Inc.	0.5
7.	Entegris, Inc.	0.5
8.	Arthur J Gallagher & Co.	0.5
9.	Jefferies Financial Group, Inc.	0.5
10.	Olin Corp.	0.5

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Health Care	11.6%
Industrials	11.1
Technology	10.4
Financials	9.8
Utilities	9.7
Consumer Staples	9.3
Real Estate	9.2
Basic Materials	8.7
Consumer Discretionary	8.0
Energy	6.7
Telecommunications	3.8
Short-Term Investments	1.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $92.24 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $92.30.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	May 11, 2016	44.52%	14.17%	13.54%
Market Price		44.73%	14.19%	13.55%

LIFE OF FUND PERFORMANCE (5/11/16 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 11, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JP Morgan Diversified Factor US Mid Cap Equity Index and the Russell Midcap Index from May 11, 2016 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The JP Morgan Diversified Factor US Mid Cap Equity Index is comprised of U.S. mid-cap equity securities. Holdings in this index are selected from the Russell Midcap Index. The Russell Midcap Index is a market-capitalization weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	58.49%
Market Price**	58.25%
JP Morgan Diversified Factor US Small Cap Equity Index	58.69%
Russell 2000 Index	50.80%

Net Assets as of 10/31/2021	$176,262,186
Fund Ticker	JPSE

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks small cap equity securities of U.S. companies, diversified across sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2021, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the

Russell 2000 Index, which is a more traditional market capitalization weighted index.

The Fund’s and the Underlying Index’s positions in the consumer discretionary and energy sectors were leading contributors to absolute performance, while their positions in the consumer staples and telecommunications sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 2000 Index, the Fund’s and the Underlying Index’s overweight positions in the energy sector and underweight positions in the health care sector were leading contributors to performance, while their multi-factor security selections in consumer discretionary and financials sectors were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer discretionary and technology sectors and their smallest allocations were to the telecommunications and utilities sectors.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	SM Energy Co.	0.5%
2.	Ranger Oil Corp.	0.4
3.	Antero Resources Corp.	0.4
4.	Ovintiv, Inc.	0.4
5.	Calix, Inc.	0.4
6.	Saia, Inc.	0.4
7.	Kite Realty Group Trust	0.4
8.	PDC Energy, Inc.	0.3
9.	Medpace Holdings, Inc.	0.3
10.	Tetra Tech, Inc.	0.3

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	10.8%
Technology	10.3
Industrials	10.2
Real Estate	9.3
Health Care	9.2
Basic Materials	9.1
Energy	7.6
Consumer Discretionary	7.1
Consumer Staples	7.1
Utilities	4.7
Telecommunications	4.5
Short-Term Investments	10.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $45.20 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $45.24.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value	November 15, 2016	58.49%	13.96%
Market Price		58.25%	13.98%

LIFE OF FUND PERFORMANCE (11/15/16 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 15, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the JP Morgan Diversified Factor US Small Cap Equity Index and the Russell 2000 Index from November 15, 2016 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The JP Morgan Diversified Factor US Small Cap Equity Index is comprised of U.S. large- and mid-cap equity securities. Holdings in this index are selected from the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan International Growth ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	25.63%
Market Price**	25.85%
MSCI ACWI ex USA Growth Index	22.73%

Net Assets as of 10/31/2021	$61,291,950
Fund Ticker	JIG

INVESTMENT OBJECTIVE***

The JPMorgan International Growth ETF (the “Fund”) seeks long term capital appreciation.

INVESTMENT APPROACH

The Fund employs a fundamental bottom-up approach that seeks to identify companies with strong growth and quality characteristics.

HOW DID THE FUND PERFORM?

For twelve months ended October 31, 2021, the Fund outperformed the MSCI ACWI ex USA Growth Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selections in the health care and consumer staples sectors were leading contributors to performance, while the Fund’s security selections in the financials and industrials sectors were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Sea Ltd. and ASML Holdings NV and its out-of-Benchmark position in EPAM Systems Inc. Shares of Sea, a Singapore internet and mobile platform provider, rose as the company continued to increase its market share during the period. Shares of ASML Holdings, a

Dutch provider of semiconductor manufacturing equipment, rose amid increased capital spending in the semiconductor industry. Shares of EPAM Systems, a global provider of software development and digital platform services that largely operates from Belarus, rose amid several consecutive quarters of better-than-expected earnings during the period.

Leading individual detractors from relative performance included the Fund’s overweight positions in Kuaishou Technology, Magazine Luiza SA and InPost SA. Shares of Kuaishou Technology, a Chinese provider of streaming services and mobile games, fell amid increased regulatory scrutiny of video gaming companies in China. Shares of Magazine Luiza, a Brazilian consumer goods retailer, fell amid the continued spread of COVID-19 in Brazil and the Brazilian central bank’s decision to sharply raise interest rates. Shares of InPost, a Luxembourg provider of e-commerce parcel delivery services, fell amid rising energy prices and reduced investor demand for stocks that had benefitted from pandemic travel restrictions.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were to the information technology and consumer discretionary sectors and the smallest allocations were to the real estate and utilities sectors. The Fund had no positions in the energy sector.

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4.7%
2.	ASML Holding NV (Netherlands)	4.3
3.	Nestle SA (Registered) (Switzerland)	3.9
4.	LVMH Moet Hennessy Louis Vuitton SE (France)	3.3
5.	Tencent Holdings Ltd. (China)	3.1
6.	Novo Nordisk A/S, Class B (Denmark)	3.0
7.	Keyence Corp. (Japan)	2.6
8.	L’Oreal SA (France)	2.5
9.	Diageo plc (United Kingdom)	2.4
10.	Sony Group Corp. (Japan)	2.3

PORTFOLIO COMPOSITION BY COUNTRY AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
China	10.6%
Japan	10.6
United Kingdom	10.0
Switzerland	8.9
Netherlands	8.2
Taiwan	7.0
France	5.8
Germany	5.7
Hong Kong	5.7
Denmark	5.6
United States	5.0
Canada	4.2
Sweden	3.1
Indonesia	1.6
South Korea	1.6
Australia	1.3
India	1.2
Finland	1.2
Others (each less than 1.0%)	2.0
Short-Term Investments	0.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $79.09 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $79.40.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan International Growth ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan International Growth ETF
Net Asset Value	May 20, 2020	25.63%	33.90%
Market Price		25.85%	34.26%

LIFE OF FUND PERFORMANCE (5/20/20 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 20, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Growth ETF and the MSCI ACWI ex USA Growth from May 20, 2020 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI ex USA Growth does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The MSCI ACWI ex USA Growth measures the performance of growth stocks in equity markets outside the U.S. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

44	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	44.70%
Market Price**	45.15%
JP Morgan US Dividend Index	44.80%
Russell 1000 Index	43.51%
Russell 1000 Value Index(1)	43.76%

Net Assets as of 10/31/2021	$48,842,278
Fund Ticker	JDIV

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Dividend ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large- and mid-cap U.S. equity securities selected to provide exposure to the highest dividend yielding sectors on a risk adjusted basis. The Underlying Index uses a proprietary selection process that seeks to identify companies within each sector that have higher dividend yields over a rolling twelve month period. Within each sector, individual equity securities are also weighted to diversify risk. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the consumer discretionary and energy sectors were leading contributors to performance, while their positions in the telecommunications and consumer staples sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections in the consumer discretionary sector and their overweight positions in the energy sector were leading contributors to performance, while their overweight positions in the utilities and consumer staples sectors were the leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the utilities and consumer staples sectors and their smallest allocations were to the telecommunications and energy sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Olin Corp.	0.8%
2.	ONEOK, Inc.	0.7
3.	KLA Corp.	0.7
4.	Paychex, Inc.	0.7
5.	UnitedHealth Group, Inc.	0.7
6.	Edison International	0.7
7.	General Mills, Inc.	0.7
8.	CF Industries Holdings, Inc.	0.7
9.	Exelon Corp.	0.7
10.	Analog Devices, Inc.	0.7

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Consumer Staples	18.0%
Utilities	17.7
Financials	8.6
Basic Materials	8.1
Health Care	8.0
Industrials	7.8
Real Estate	7.7
Telecommunications	7.4
Technology	5.9
Energy	5.8
Consumer Discretionary	4.8
Short-Term Investments	0.2

(1)	Effective September 30, 2021, the Russell 1000 Value Index was included as an additional index. Relative performance to the Russell 1000 Value Index will be provided in future annual and semi-annual reports
*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $32.56 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $32.59.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Dividend ETF
Net Asset Value	November 8, 2017	44.70%	10.78%
Market Price		45.15%	10.80%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Dividend ETF, the JP Morgan US Dividend Index, the Russell 1000 Index and the Russell 1000 Value Index from November 8, 2017 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Dividend Index, Russell 1000 Index and Russell 1000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Dividend Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Dividend Index. The JP Morgan US Dividend Index contains U.S. large- and mid-cap equity securities from the Russell 1000 Index using a rules-based factor selection process. The Underlying Index is designed to provide exposure to the highest dividend yielding sectors on a risk adjusted basis, meaning that the index will establish sector weights by considering both the yield of the sector and the relative volatility of sector returns. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	28.87%
Market Price**	29.38%
JP Morgan US Minimum Volatility Index	29.01%
Russell 1000 Index	43.51%

Net Assets as of 10/31/2021	$20,160,648
Fund Ticker	JMIN

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Minimum Volatility ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large- and mid-cap U.S. equity securities and is designed so that it targets lower volatility than the Russell 1000 Index. The Underlying Index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility based upon the parameters of the rules-based process. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the twelve months ended October 31, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted equity index.

In terms of absolute performance, the Fund’s and the Underlying Index’s positions in the health care and energy sectors were leading contributors to performance, while their positions in the telecommunication and basic materials sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s overweight positions in the utilities and consume staples sectors were leading detractors from performance, while their overweight positions in the energy sector and their security selections and underweight positions in the industrials sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the health care and consumer staples sectors and their smallest allocations were to the real estate and telecommunications sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	0.8%
2.	First Solar, Inc.	0.8
3.	Thermo Fisher Scientific, Inc.	0.7
4.	UnitedHealth Group, Inc.	0.7
5.	Intuit, Inc.	0.7
6.	Cheniere Energy, Inc.	0.7
7.	Costco Wholesale Corp.	0.7
8.	Republic Services, Inc.	0.7
9.	Berkshire Hathaway, Inc., Class B	0.7
10.	Brown & Brown, Inc.	0.7

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Health Care	20.1%
Consumer Staples	19.8
Utilities	17.7
Energy	6.0
Technology	5.6
Financials	5.3
Consumer Discretionary	5.3
Industrials	5.1
Real Estate	5.0
Telecommunications	4.9
Basic Materials	4.8
Short-Term Investments	0.4

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $36.66 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $36.69.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Minimum Volatility ETF
Net Asset Value	November 8, 2017	28.87%	12.51%
Market Price		29.38%	12.54%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Minimum Volatility ETF, the JP Morgan US Minimum Volatility Index and the Russell 1000 Index from November 8, 2017 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Minimum Volatility Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Minimum Volatility Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Minimum Volatility Index. The JP Morgan

US Minimum Volatility Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based factor selection process. The Underlying Index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility based upon the parameters of the rules-based process. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

48	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	42.68%
Market Price**	42.38%
JP Morgan US Momentum Factor Index	42.92%
Russell 1000 Index	43.51%
Russell 1000 Growth Index(1)	43.21%

Net Assets as of 10/31/2021	$221,858,171
Fund Ticker	JMOM

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Momentum Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of U.S. large- and mid-cap securities selected to represent positive momentum factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a momentum factor to identify the companies that have higher risk-adjusted returns relative to those of their sector peers over a twelve month period. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the technology and consumer discretionary sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the consumer staples and utilities sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections in the financials and consumer staples sectors were leading detractors from performance, while the Fund’s and Underlying Index’s security selections in the health care and technology sectors were the largest contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and Underlying Index’s largest allocations were to the technology and consumer discretionary sectors and their smallest allocations were to the basic materials and energy sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Tesla, Inc.	2.9%
2.	NVIDIA Corp.	2.2
3.	Microsoft Corp.	2.1
4.	Alphabet, Inc., Class A	1.8
5.	Home Depot, Inc. (The)	1.8
6.	Apple, Inc.	1.7
7.	Adobe, Inc.	1.4
8.	Procter & Gamble Co. (The)	1.2
9.	PayPal Holdings, Inc.	1.2
10.	Thermo Fisher Scientific, Inc.	1.2

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Technology	29.7%
Consumer Discretionary	16.3
Industrials	12.7
Health Care	12.3
Financials	10.7
Consumer Staples	4.5
Real Estate	3.2
Telecommunications	2.8
Energy	2.8
Utilities	2.6
Basic Materials	1.5
Short-Term Investments	0.9

(1)	Effective September 30, 2021, the Russell 1000 Growth Index was included as an additional index. Relative performance to the Russell 1000 Growth Index will be provided in future annual and semi-annual reports.
*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $47.71 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $47.68.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF
Net Asset Value	November 8, 2017	42.68%	18.90%
Market Price		42.38%	18.88%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the JP Morgan US Momentum Factor Index, the Russell 1000 Index and the Russell 1000 Growth Index from November 8, 2017 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Momentum Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The JP Morgan US Momentum Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a momentum factor to identify companies that have had better recent performance compared to other securities without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

50	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	39.97%
Market Price**	40.02%
JP Morgan US Quality Factor Index	40.12%
Russell 1000 Index	43.51%

Net Assets as of 10/31/2021	$393,204,091
Fund Ticker	JQUA

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Quality Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large- and mid-cap U.S. equity securities selected to represent quality factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a quality factor to identify higher quality companies relative to their sector peers as measured by profitability, earnings quality and solvency/financial risk. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the twelve months ended October 31, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the technology and consumer discretionary sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the basic materials and utilities sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections in the financials and industrials sectors were leading detractors from performance. The Fund’s and the Underlying Index’s security selections in the technology and real estate sectors were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and consumer discretionary sectors and their smallest allocations were to the basic materials and energy sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	NVIDIA Corp.	2.2%
2.	Microsoft Corp.	2.2
3.	Alphabet, Inc., Class A	2.0
4.	Apple, Inc.	1.9
5.	Home Depot, Inc. (The)	1.8
6.	Meta Platforms, Inc., Class A	1.7
7.	Johnson & Johnson	1.6
8.	Procter & Gamble Co. (The)	1.6
9.	Visa, Inc., Class A	1.5
10.	Adobe, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Technology	29.3%
Consumer Discretionary	15.6
Industrials	13.2
Health Care	11.9
Financials	10.5
Consumer Staples	4.4
Real Estate	3.3
Telecommunications	2.9
Energy	2.8
Utilities	2.5
Basic Materials	1.5
Short-Term Investments	2.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $43.45 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $43.48.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF
Net Asset Value	November 8, 2017	39.97%	16.89%
Market Price		40.02%	16.91%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the JP Morgan US Quality Factor Index and the Russell 1000 Index from November 8, 2017 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Quality Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The JP Morgan US Quality Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a quality factor to identifying higher quality companies as measured by profitability, solvency, and earnings quality without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	51.38%
Market Price**	51.88%
JP Morgan US Value Factor Index	51.57%
Russell 1000 Index	43.51%
Russell 1000 Value Index(1)	43.76%

Net Assets as of 10/31/2021	$400,579,487
Fund Ticker	JVAL

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Value Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large- and mid-cap U.S. equity securities selected to represent value factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a relative valuation factor to identify companies with attractive prices relative to their sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the twelve months ended October 31, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the technology and financials sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the utilities and basic materials sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections in the consumer discretionary sector and the financials sector were leading contributors to performance. The Fund’s and the Underlying Index’s security selections in the health care and technology sectors were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and consumer discretionary sectors and their smallest allocations were to the basic materials and energy sectors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF OCTOBER 31, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	2.2%
2.	Alphabet, Inc., Class A	2.0
3.	UnitedHealth Group, Inc.	1.9
4.	Apple, Inc.	1.9
5.	Meta Platforms, Inc., Class A	1.7
6.	Johnson & Johnson	1.6
7.	salesforce.com, Inc.	1.1
8.	Pfizer, Inc.	1.1
9.	Broadcom, Inc.	1.1
10.	Walmart, Inc.	1.1

PORTFOLIO COMPOSITION BY SECTOR AS OF OCTOBER 31, 2021	PERCENT OF TOTAL INVESTMENTS
Technology	29.0%
Consumer Discretionary	15.7
Industrials	12.8
Health Care	12.3
Financials	10.8
Consumer Staples	4.5
Real Estate	3.1
Telecommunications	2.8
Energy	2.7
Utilities	2.5
Basic Materials	1.5
Short-Term Investments	2.3

(1)	Effective September 30, 2021, the Russell 1000 Value Index was included as an additional index. Relative performance to the Russell 1000 Value Index will be provided in future annual and semi-annual reports.
*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $37.09 as of October 31, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of October 31, 2021, the closing price was $37.08.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

TWELVE MONTHS ENDED OCTOBER 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2021 (Unaudited)
	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF
Net Asset Value	November 8, 2017	51.38%	13.24%
Market Price		51.88%	13.23%

LIFE OF FUND PERFORMANCE (11/8/17 TO 10/31/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the JP Morgan US Value Factor Index, the Russell 1000 Index and the Russell 1000 Value Index from November 8, 2017 to October 31, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Value Factor Index, Russell 1000 Index and Russell 1000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Value Factor

Index. The JP Morgan US Value Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a value factor to identify companies with attractive valuations without undue concentration in individual securities. The Russell 1000 Index is a market capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

54	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%

Argentina — 0.7%

MercadoLibre, Inc.*	1,558	2,307,429

Brazil — 3.0%

Ambev SA	28,494	85,980

Atacadao SA	136,177	402,948

B3 SA — Brasil Bolsa Balcao	438,760	928,239

Banco Bradesco SA (Preference)*	115,464	408,148

Banco BTG Pactual SA*	37,528	150,609

Banco do Brasil SA	55,218	279,328

BB Seguridade Participacoes SA	48,416	189,759

Blau Farmaceutica SA*	10,549	71,382

Bradespar SA (Preference)	17,819	153,349

Caixa Seguridade Participacoes S/A*	55,896	86,263

CVC Brasil Operadora e Agencia de Viagens SA*	13,441	38,129

Gerdau SA (Preference)	30,005	143,810

Hapvida Participacoes e Investimentos SA (a)	64,465	131,699

Itau Unibanco Holding SA (Preference)	224,196	928,357

Itausa SA (Preference)	159,186	289,952

Localiza Rent a Car SA	58,550	468,292

Locaweb Servicos de Internet SA* (a)	69,694	226,970

Lojas Renner SA	124,832	711,550

Magazine Luiza SA*	208,351	399,440

Notre Dame Intermedica Participacoes SA	11,018	125,489

Petroleo Brasileiro SA, ADR	70,920	696,434

Porto Seguro SA	35,090	146,048

Raia Drogasil SA*	88,596	367,332

Rumo SA*	31,348	87,982

Sao Martinho SA	20,247	137,974

SLC Agricola SA	11,018	84,981

Sul America SA	20,537	94,356

Suzano SA*	29,042	252,814

TOTVS SA	12,659	73,593

Vale SA, ADR	78,931	1,004,792

WEG SA	60,938	398,530

XP, Inc., Receipts*	5,175	168,899

XP, Inc., Class A*	2,582	84,715

		9,818,143

Burkina Faso — 0.1%

Endeavour Mining plc	7,164	181,994

Canada — 0.1%

B2Gold Corp.	30,260	124,942

Ivanhoe Mines Ltd., Class A*	9,742	76,434

		201,376

INVESTMENTS	SHARES	VALUE($)

Chile — 0.2%

Banco Santander Chile	9,653,486	422,452

Falabella SA	31,806	87,954

		510,406

China — 33.5%

Advanced Micro-Fabrication Equipment, Inc., Class A*	6,200	151,317

Aier Eye Hospital Group Co. Ltd., Class A	54,088	408,521

Alibaba Group Holding Ltd.*	489,400	10,063,365

Amoy Diagnostics Co. Ltd., Class A	7,609	96,011

Angel Yeast Co. Ltd., Class A	12,900	112,045

Anhui Conch Cement Co. Ltd., Class H	67,000	331,309

ANTA Sports Products Ltd.	45,200	700,316

Bank of Ningbo Co. Ltd., Class A	20,500	122,054

Beijing Kingsoft Office Software, Inc., Class A	17,225	796,923

Bilibili, Inc., ADR* (b)	9,315	682,789

BOE Technology Group Co. Ltd., Class A	1,285,100	986,033

Bosideng International Holdings Ltd.	268,000	207,661

Brilliance China Automotive Holdings Ltd.* ‡	16,000	5,296

BTG Hotels Group Co. Ltd., Class A*	40,700	155,316

Budweiser Brewing Co. APAC Ltd. (a)	286,300	785,265

Centre Testing International Group Co. Ltd., Class A	8,400	36,162

Chacha Food Co. Ltd., Class A	48,300	429,654

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,000	71,366

China Construction Bank Corp., Class H	3,201,000	2,178,539

China Hongqiao Group Ltd.	135,500	150,548

China Lesso Group Holdings Ltd.	136,000	210,211

China Medical System Holdings Ltd.	61,000	103,286

China Meidong Auto Holdings Ltd.	26,000	134,312

China Merchants Bank Co. Ltd., Class H	579,000	4,852,103

China Molybdenum Co. Ltd., Class H	324,000	200,298

China Pacific Insurance Group Co. Ltd., Class H	258,800	791,378

China Petroleum & Chemical Corp., Class H	412,000	200,740

China Resources Beer Holdings Co. Ltd.	26,000	214,678

China Resources Land Ltd.	134,000	520,653

China Resources Mixc Lifestyle Services Ltd. (a)	154,600	813,251

China Tourism Group Duty Free Corp. Ltd., Class A	6,700	280,249

China Vanke Co. Ltd., Class H	151,400	353,736

China Yongda Automobiles Services Holdings Ltd.	66,500	105,806

Chongqing Brewery Co. Ltd., Class A*	35,000	820,016

Chongqing Fuling Zhacai Group Co. Ltd., Class A	16,400	89,254

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Contemporary Amperex Technology Co. Ltd., Class A	13,504	1,350,961

Country Garden Services Holdings Co. Ltd.	197,000	1,516,601

ENN Energy Holdings Ltd.	58,600	1,009,589

ENN Natural Gas Co. Ltd., Class A	53,600	154,111

Flat Glass Group Co. Ltd., Class H	20,000	107,213

Foshan Haitian Flavouring & Food Co. Ltd., Class A	71,440	1,306,450

Fu Jian Anjoy Foods Co. Ltd., Class A	22,000	695,743

Fuyao Glass Industry Group Co. Ltd., Class H (a)	171,600	988,021

GF Securities Co. Ltd., Class H	271,800	461,005

Glodon Co. Ltd., Class A	26,400	306,065

Guangdong Haid Group Co. Ltd., Class A	6,800	69,576

Guangdong Investment Ltd.	268,000	336,973

Guangzhou Automobile Group Co. Ltd., Class H	292,000	275,636

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,800	121,891

Haier Smart Home Co. Ltd., Class H	804,600	2,996,084

Haitian International Holdings Ltd.	31,000	90,349

Hangzhou Tigermed Consulting Co. Ltd., Class A	20,300	539,703

Hangzhou Tigermed Consulting Co. Ltd., Class H (a)	7,000	136,525

Han’s Laser Technology Industry Group Co. Ltd., Class A	54,200	363,076

Hefei Meiya Optoelectronic Technology, Inc., Class A	129,900	820,409

Hongfa Technology Co. Ltd., Class A	14,000	161,776

Hualan Biological Engineering, Inc., Class A	13,800	64,014

Huayu Automotive Systems Co. Ltd., Class A	148,516	621,615

Huazhu Group Ltd.*	168,000	779,840

Hundsun Technologies, Inc., Class A	18,800	184,343

Industrial & Commercial Bank of China Ltd., Class H	136,000	74,550

Industrial Bank Co. Ltd., Class A	170,805	496,450

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	258,600	1,731,443

Jade Bird Fire Co. Ltd., Class A	18,173	89,825

JD Health International, Inc.* (a)	31,150	273,449

JD Logistics, Inc.* (a) (b)	62,000	243,661

JD.com, Inc., Class A*	14,000	548,058

Jiangsu Hengli Hydraulic Co. Ltd., Class A	56,500	723,592

Jiangsu Hengrui Medicine Co. Ltd., Class A	61,380	470,907

Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	28,400	71,507

INVESTMENTS	SHARES	VALUE($)

China — continued

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	6,600	191,232

Joinn Laboratories China Co. Ltd., Class H (a)	5,900	75,928

Joyoung Co. Ltd., Class A	41,100	149,772

Kangji Medical Holdings Ltd.	51,000	57,864

Kanzhun Ltd., ADR*	10,443	366,549

Kingdee International Software Group Co. Ltd.*	278,000	914,725

Kingsoft Corp. Ltd.	1,200	5,120

Kunlun Energy Co. Ltd.	134,000	122,045

Kweichow Moutai Co. Ltd., Class A	3,600	1,025,953

KWG Group Holdings Ltd.	331,000	288,537

Laobaixing Pharmacy Chain JSC, Class A	6,900	47,035

Lenovo Group Ltd.	270,000	293,211

Longfor Group Holdings Ltd. (a)	67,500	326,560

LONGi Green Energy Technology Co. Ltd., Class A	81,940	1,247,710

Maxscend Microelectronics Co. Ltd., Class A	7,780	375,615

Meituan* (a)	147,300	5,012,419

Midea Group Co. Ltd., Class A	164,912	1,766,641

Minth Group Ltd.	40,000	158,978

Montage Technology Co. Ltd., Class A	20,726	210,930

NetEase, Inc.	192,600	3,735,995

NIO, Inc., ADR*	1,951	76,889

Nongfu Spring Co. Ltd., Class H (a)	82,200	416,966

Oppein Home Group, Inc., Class A	24,000	476,886

Pharmaron Beijing Co. Ltd., Class H (a)	6,800	147,132

PICC Property & Casualty Co. Ltd., Class H	402,000	374,240

Pinduoduo, Inc., ADR*	13,597	1,209,045

Ping An Bank Co. Ltd., Class A	445,200	1,354,320

Ping An Insurance Group Co. of China Ltd., Class H	405,500	2,904,488

Poly Developments and Holdings Group Co. Ltd., Class A	118,900	233,049

Pop Mart International Group Ltd.* (a)	54,000	318,520

Postal Savings Bank of China Co. Ltd., Class H (a)	1,359,000	987,712

Proya Cosmetics Co. Ltd., Class A	4,000	125,382

Qingdao Haier Biomedical Co. Ltd., Class A	18,701	274,903

Sangfor Technologies, Inc., Class A	13,700	432,786

Sany Heavy Industry Co. Ltd., Class A	54,300	194,467

Seazen Holdings Co. Ltd., Class A	19,900	106,175

Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	21,000	81,896

Shanghai Baosight Software Co. Ltd., Class A	46,849	512,819

Shanghai Liangxin Electrical Co. Ltd., Class A	79,400	201,907

Shanghai M&G Stationery, Inc., Class A	8,300	82,160

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Shanghai Putailai New Energy Technology Co. Ltd., Class A	7,200	199,916

Shenzhen Inovance Technology Co. Ltd., Class A	56,000	569,830

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,300	427,205

Shenzhou International Group Holdings Ltd.	62,100	1,337,895

Sichuan Swellfun Co. Ltd., Class A	27,200	535,986

Silergy Corp.	8,000	1,321,641

SITC International Holdings Co. Ltd.	28,000	94,636

Skshu Paint Co. Ltd., Class A	20,140	350,332

StarPower Semiconductor Ltd., Class A	12,300	767,832

Sunny Optical Technology Group Co. Ltd.	55,300	1,483,890

TBEA Co. Ltd., Class A	88,200	372,902

Tencent Holdings Ltd.	197,800	12,032,133

Tingyi Cayman Islands Holding Corp.	406,000	757,793

Tongwei Co. Ltd., Class A	79,200	706,241

Topsports International Holdings Ltd. (a)	888,000	1,078,786

Trip.com Group Ltd., ADR*	5,714	163,192

Venustech Group, Inc., Class A	18,300	72,805

Wanhua Chemical Group Co. Ltd., Class A	27,000	445,577

Will Semiconductor Co. Ltd., Class A	5,000	207,467

Wuliangye Yibin Co. Ltd., Class A	32,200	1,086,666

Wuxi Biologics Cayman, Inc.* (a)	235,500	3,567,110

Xiamen C & D, Inc., Class A	68,100	85,071

Xinyi Solar Holdings Ltd.	832,000	1,728,281

XPeng, Inc., ADR*	2,035	94,892

Xtep International Holdings Ltd.	85,500	111,817

Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	21,200	168,530

Yonyou Network Technology Co. Ltd., Class A	20,200	100,135

Yum China Holdings, Inc.	21,624	1,234,298

Yunnan Energy New Material Co. Ltd.	20,500	933,705

Zai Lab Ltd.*	1,050	108,928

Zhejiang Dingli Machinery Co. Ltd., Class A	11,300	120,320

Zhejiang Supor Co. Ltd., Class A	103,800	858,066

Zhongsheng Group Holdings Ltd.	33,500	302,048

Zhuzhou Kibing Group Co. Ltd., Class A	176,840	438,305

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	176,800	127,346

		109,217,610

Egypt — 0.1%

Commercial International Bank Egypt SAE*	119,227	388,132

Ghana — 0.0% (c)

Kosmos Energy Ltd.*	23,221	83,596

INVESTMENTS	SHARES	VALUE($)

Greece — 0.1%

Hellenic Telecommunications Organization SA	13,533	240,262

OPAP SA	13,466	210,303

		450,565

Hong Kong — 2.1%

AIA Group Ltd.	149,400	1,674,327

Hang Seng Bank Ltd.	20,300	385,760

HKT Trust & HKT Ltd.	138,000	187,270

Hong Kong Exchanges & Clearing Ltd.	34,800	2,096,412

Man Wah Holdings Ltd.	160,000	247,623

Techtronic Industries Co. Ltd.	65,000	1,335,442

Vitasoy International Holdings Ltd. (b)	140,000	337,466

WH Group Ltd. (a)	182,577	127,989

Xinyi Glass Holdings Ltd.	132,000	371,969

		6,764,258

Hungary — 0.3%

OTP Bank Nyrt.*	15,706	943,733

India — 10.8%

ABB India Ltd.	5,788	164,112

ACC Ltd.	8,597	268,442

Ambuja Cements Ltd.	63,869	346,123

Apollo Hospitals Enterprise Ltd.	6,942	395,996

Asian Paints Ltd.	4,029	166,975

AU Small Finance Bank Ltd.* (a)	12,426	202,262

Axis Bank Ltd.*	60,560	602,630

Bajaj Auto Ltd.	4,012	198,937

Bharat Electronics Ltd.	115,939	320,842

Bharat Petroleum Corp. Ltd.	39,567	221,204

Bharti Airtel Ltd.*	50,460	462,887

Biocon Ltd.*	22,320	104,819

Britannia Industries Ltd.	6,787	333,879

Colgate-Palmolive India Ltd.	5,407	111,538

CRISIL Ltd.	3,645	136,534

Cummins India Ltd.	10,409	124,755

Dr Lal PathLabs Ltd. (a)	2,759	129,591

Eicher Motors Ltd.	2,603	86,638

Endurance Technologies Ltd. (a)	5,708	138,913

GAIL India Ltd.	167,364	333,021

HDFC Bank Ltd., ADR	40,659	2,923,789

HDFC Life Insurance Co. Ltd. (a)	168,885	1,535,896

Hindalco Industries Ltd.	27,729	170,871

Hindustan Unilever Ltd.	34,862	1,115,832

Housing Development Finance Corp. Ltd.	126,863	4,836,865

ICICI Bank Ltd.	116,448	1,253,808

IndusInd Bank Ltd.	11,052	169,061

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

India — continued

Infosys Ltd.	226,715	5,073,613

ITC Ltd.	30,655	91,529

Jubilant Foodworks Ltd.	4,339	214,450

Kajaria Ceramics Ltd.	10,829	176,997

Kotak Mahindra Bank Ltd.	66,439	1,807,274

L&T Technology Services Ltd. (a)	2,960	187,274

Larsen & Toubro Infotech Ltd. (a)	1,227	109,771

Larsen & Toubro Ltd.	27,088	641,669

Maruti Suzuki India Ltd.	6,991	699,993

Mindtree Ltd.	8,394	505,050

Motilal Oswal Financial Services Ltd.	6,697	82,175

Petronet LNG Ltd.	34,417	105,656

Power Grid Corp. of India Ltd.	131,389	325,455

Reliance Industries Ltd.	51,437	1,745,523

Shriram Transport Finance Co. Ltd.	28,560	550,129

Tata Consultancy Services Ltd.	77,903	3,541,042

Tech Mahindra Ltd.	27,143	537,271

Titan Co. Ltd.	10,660	340,132

UltraTech Cement Ltd.	4,454	454,884

United Spirits Ltd.*	74,816	949,742

UPL Ltd.	15,599	154,645

		35,150,494

Indonesia — 1.6%

Astra International Tbk. PT	285,500	121,598

Bank Central Asia Tbk. PT	3,442,000	1,820,053

Bank Mandiri Persero Tbk. PT	299,200	151,267

Bank Negara Indonesia Persero Tbk. PT	217,600	107,608

Bank Rakyat Indonesia Persero Tbk. PT	5,855,270	1,757,658

Telkom Indonesia Persero Tbk. PT	4,691,800	1,254,051

Unilever Indonesia Tbk. PT	231,000	72,108

		5,284,343

Macau — 0.1%

Sands China Ltd.*	80,800	184,157

Malaysia — 0.3%

CIMB Group Holdings Bhd.	95,100	119,991

Hong Leong Bank Bhd.	19,500	88,623

Kuala Lumpur Kepong Bhd.	14,400	75,182

Malayan Banking Bhd.	61,400	119,360

Petronas Chemicals Group Bhd.	54,600	114,580

Press Metal Aluminium Holdings Bhd.	60,500	81,319

Public Bank Bhd.	428,300	431,299

Tenaga Nasional Bhd.	54,300	126,674

		1,157,028

INVESTMENTS	SHARES	VALUE($)

Mexico — 2.9%

America Movil SAB de CV, Series L	413,304	367,975

Arca Continental SAB de CV	25,178	153,247

Fomento Economico Mexicano SAB de CV	18,158	149,556

Grupo Aeroportuario del Pacifico SAB de CV, Class B*	62,428	788,385

Grupo Aeroportuario del Sureste SAB de CV, Class B	30,803	622,239

Grupo Financiero Banorte SAB de CV, Class O	409,426	2,588,046

Grupo Mexico SAB de CV, Series B	152,794	669,568

Kimberly-Clark de Mexico SAB de CV, Class A	354,211	559,842

Regional SAB de CV	30,853	161,009

Wal-Mart de Mexico SAB de CV	1,020,068	3,553,987

		9,613,854

Panama — 0.0% (c)

Copa Holdings SA, Class A*	1,498	110,792

Peru — 0.2%

Credicorp Ltd.	4,625	599,678

Philippines — 0.2%

Ayala Corp.	6,130	104,943

Ayala Land, Inc.	142,900	99,500

BDO Unibank, Inc.	34,670	85,330

International Container Terminal Services, Inc.	28,570	102,016

SM Investments Corp.	3,425	65,565

SM Prime Holdings, Inc.	122,200	80,385

		537,739

Poland — 0.3%

Allegro.eu SA* (a) (b)	69,700	788,256

Dino Polska SA* (a)	1,631	145,699

Powszechny Zaklad Ubezpieczen SA	18,854	188,634

		1,122,589

Portugal — 0.3%

Jeronimo Martins SGPS SA	39,575	896,675

Qatar — 0.2%

Qatar National Bank QPSC	118,040	664,603

Russia — 6.6%

Alrosa PJSC	537,405	948,803

Detsky Mir PJSC	1,214	2,347

Detsky Mir PJSC (a)	40,090	77,491

Gazprom PJSC, ADR	289,708	2,842,868

LUKOIL PJSC, ADR	31,077	3,167,707

Magnit PJSC, GDR (a)	9,520	176,310

Magnitogorsk Iron & Steel Works PJSC, GDR (a)	37,738	460,231

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Russia — continued

MMC Norilsk Nickel PJSC, ADR	45,561	1,423,823

Moscow Exchange MICEX-RTS PJSC	708,694	1,739,582

Novatek PJSC, GDR (a)	3,336	846,910

Novolipetsk Steel PJSC, GDR (a)	11,016	348,141

Polyus PJSC, GDR (a)	4,419	436,871

Rosneft Oil Co. PJSC, GDR (a)	150,217	1,337,373

Sberbank of Russia PJSC, ADR	227,257	4,557,647

Severstal PAO, GDR (a)	67,114	1,534,831

Tatneft PJSC, ADR	3,271	149,587

X5 Retail Group NV, GDR (a)	24,069	819,935

Yandex NV, Class A*	7,680	636,211

		21,506,668

Saudi Arabia — 1.4%

Al Rajhi Bank	44,210	1,633,610

Alinma Bank	42,639	285,897

Almarai Co. JSC	15,231	214,807

BinDawood Holding Co.	6,256	173,792

Dr Sulaiman Al Habib Medical Services Group Co.	3,331	147,239

Jarir Marketing Co.	2,038	110,189

Mouwasat Medical Services Co.	6,594	316,084

Saudi National Bank (The)	65,831	1,156,593

Saudi Telecom Co.	15,743	491,790

		4,530,001

South Africa — 2.7%

African Rainbow Minerals Ltd.	7,412	98,965

Anglo American plc	12,722	483,983

AVI Ltd.	73,983	383,113

Bid Corp. Ltd.	24,480	525,402

Bidvest Group Ltd. (The)	8,764	109,736

Capitec Bank Holdings Ltd.	12,723	1,421,628

Clicks Group Ltd.	43,250	789,514

Exxaro Resources Ltd.	10,336	113,172

FirstRand Ltd.	274,139	1,041,365

Foschini Group Ltd. (The)*	20,469	173,802

Gold Fields Ltd.	10,122	94,056

Impala Platinum Holdings Ltd.	41,013	530,805

Mr Price Group Ltd.	34,206	447,779

MTN Group Ltd.*	32,709	293,306

Naspers Ltd., Class N	3,894	659,464

Nedbank Group Ltd.	19,313	220,073

Sanlam Ltd.	16,463	67,630

Sasol Ltd.*	5,234	87,910

Shoprite Holdings Ltd.	21,961	260,930

Sibanye Stillwater Ltd.	36,313	127,086

INVESTMENTS	SHARES	VALUE($)

South Africa — continued

SPAR Group Ltd. (The)	13,543	172,872

Standard Bank Group Ltd.	6,993	61,968

Vodacom Group Ltd.	48,486	430,359

Woolworths Holdings Ltd.	45,494	160,140

		8,755,058

South Korea — 10.9%

AfreecaTV Co. Ltd.	2,857	473,323

BGF retail Co. Ltd.	474	65,848

CJ CheilJedang Corp.	1,019	331,179

Dentium Co. Ltd.	6,391	378,855

DL E&C Co. Ltd.*	2,618	303,106

DL Holdings Co. Ltd.	1,766	99,569

Dongjin Semichem Co. Ltd.	5,579	167,940

E-MART, Inc.	788	113,434

Green Cross Corp.	474	111,518

GS Engineering & Construction Corp.	3,399	120,610

GS Retail Co. Ltd.	8,229	227,193

Hana Financial Group, Inc.	33,593	1,295,341

Hankook Tire & Technology Co. Ltd.	12,716	450,545

Hanon Systems	25,974	321,768

Hugel, Inc.*	2,244	348,678

Hwaseung Enterprise Co. Ltd.	11,969	176,156

Hyundai Department Store Co. Ltd.	2,721	193,202

Hyundai Glovis Co. Ltd.	1,836	264,403

Hyundai Mobis Co. Ltd.	2,516	543,882

Hyundai Motor Co.	1,224	218,919

Industrial Bank of Korea	22,776	215,566

JYP Entertainment Corp.	14,143	636,088

Kakao Corp.	4,755	511,564

Kangwon Land, Inc.*	11,759	279,800

KB Financial Group, Inc.	8,837	427,745

KCC Corp.	681	194,696

Kia Corp.	14,767	1,077,582

KIWOOM Securities Co. Ltd.	3,649	328,963

Korea Electric Power Corp.	9,318	180,537

Korea Investment Holdings Co. Ltd.	4,899	366,403

Korea Zinc Co. Ltd.	417	191,995

Krafton, Inc.*	708	284,460

KT&G Corp.	3,599	249,982

LG Chem Ltd.	2,108	1,512,606

LG Household & Health Care Ltd.	852	852,755

Lotte Rental Co. Ltd.*	2,342	77,262

NAVER Corp.	4,078	1,417,850

NCSoft Corp.	2,054	1,103,630

Osstem Implant Co. Ltd.	679	71,975

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

South Korea — continued

POSCO	3,320	842,058

Samsung Biologics Co. Ltd.* (a)	593	441,778

Samsung Electro-Mechanics Co. Ltd.	4,758	647,977

Samsung Electronics Co. Ltd.	161,780	9,686,275

Samsung Engineering Co. Ltd.*	6,111	129,975

Samsung Fire & Marine Insurance Co. Ltd.	1,970	390,499

Samsung Securities Co. Ltd.	4,964	201,804

Shinhan Financial Group Co. Ltd.	15,570	508,313

SK Hynix, Inc.	29,316	2,584,224

SK Innovation Co. Ltd.*	2,651	552,866

SK Materials Co. Ltd.	950	310,995

SK Telecom Co. Ltd.	3,022	800,185

SK, Inc.	2,039	425,514

SKC Co. Ltd.	1,635	251,368

S-Oil Corp.	9,247	809,091

Studio Dragon Corp.*	2,652	195,999

Wonik Materials Co. Ltd.	4,901	137,006

Yuhan Corp.	1,934	99,218

Zinus, Inc.	3,535	236,758

		35,438,831

Taiwan — 16.6%

Accton Technology Corp.	99,000	865,542

Advantech Co. Ltd.	141,000	1,844,000

ASE Technology Holding Co. Ltd.	212,000	758,328

ASPEED Technology, Inc.	10,000	1,003,142

AU Optronics Corp.	669,000	459,752

Cathay Financial Holding Co. Ltd.	389,000	810,868

Chailease Holding Co. Ltd.	364,900	3,494,849

Chicony Electronics Co. Ltd.	20,000	57,191

ChipMOS Technologies, Inc.	61,000	101,434

Delta Electronics, Inc.	170,000	1,500,655

E.Sun Financial Holding Co. Ltd.	132,394	126,505

Eclat Textile Co. Ltd.	68,000	1,486,015

Evergreen Marine Corp. Taiwan Ltd.	71,000	255,506

Far Eastern New Century Corp.	119,000	124,634

Feng TAY Enterprise Co. Ltd.	39,000	303,462

Formosa Plastics Corp.	134,000	519,044

Fubon Financial Holding Co. Ltd.	533,000	1,408,945

Global Unichip Corp.	63,000	1,359,626

Globalwafers Co. Ltd.	10,000	274,380

Hiwin Technologies Corp.	39,080	435,184

Hon Hai Precision Industry Co. Ltd.	209,000	806,811

Lite-On Technology Corp.	67,000	147,854

Lotes Co. Ltd.	22,000	458,374

Makalot Industrial Co. Ltd.	93,000	811,643

INVESTMENTS	SHARES	VALUE($)

Taiwan — continued

MediaTek, Inc.	53,000	1,744,373

Mega Financial Holding Co. Ltd.	136,000	163,437

Micro-Star International Co. Ltd.	20,000	100,931

momo.com, Inc.	1,600	103,104

Nanya Technology Corp.	169,000	405,216

Nien Made Enterprise Co. Ltd.	63,000	865,812

Novatek Microelectronics Corp.	47,000	704,950

Pegavision Corp.	6,000	117,796

Poya International Co. Ltd.	16,480	295,171

President Chain Store Corp.	94,000	950,062

Quanta Computer, Inc.	136,000	382,092

Realtek Semiconductor Corp.	92,000	1,654,864

Sea Ltd., ADR*	4,625	1,589,011

Silicon Motion Technology Corp., ADR	1,783	127,324

Sinbon Electronics Co. Ltd.	43,000	355,787

Taiwan Semiconductor Manufacturing Co. Ltd.	815,000	17,294,552

Taiwan Union Technology Corp.	23,000	79,308

Unimicron Technology Corp.	206,000	1,412,098

Uni-President Enterprises Corp.	207,000	496,577

United Microelectronics Corp.	913,000	1,895,366

Vanguard International Semiconductor Corp.	342,000	1,782,084

Wiwynn Corp.	31,000	993,100

Yageo Corp.	33,000	516,507

Yuanta Financial Holding Co. Ltd.	591,000	525,330

		53,968,596

Tanzania, United Republic of — 0.0% (c)

AngloGold Ashanti Ltd.	4,571	84,329

Thailand — 1.2%

Advanced Info Service PCL	33,800	192,757

Airports of Thailand PCL	136,000	265,037

Bangkok Dusit Medical Services PCL, Class F	210,700	149,854

BTS Group Holdings PCL	259,300	74,663

Central Retail Corp. PCL	68,500	71,850

CP ALL PCL	102,100	197,263

Delta Electronics Thailand PCL	6,200	77,834

Gulf Energy Development PCL	68,300	89,147

Minor International PCL*	115,400	113,980

PTT Exploration & Production PCL	278,200	984,092

PTT Global Chemical PCL	47,600	90,084

PTT PCL	190,400	218,591

Siam Cement PCL (The) (Registered)	61,300	729,703

Siam Commercial Bank PCL (The)	128,600	488,959

Thai Oil PCL	88,500	148,510

		3,892,324

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Turkey — 0.3%

BIM Birlesik Magazalar A/S	93,700	605,726

D-MARKET Elektronik Hizmetler ve Ticaret A/S, ADR*	40,494	184,248

Ford Otomotiv Sanayi A/S	10,337	199,558

Turk Telekomunikasyon A/S	87,037	68,170

		1,057,702

United Arab Emirates — 0.3%

Aldar Properties PJSC	178,102	195,964

Emaar Properties PJSC	390,315	427,290

First Abu Dhabi Bank PJSC	102,555	497,766

		1,121,020

United Kingdom — 0.1%

HSBC Holdings plc	12,000	72,240

Pepco Group NV* (a)	6,596	78,035

Prudential plc	4,009	81,815

		232,090

United States — 1.4%

EPAM Systems, Inc.*	3,474	2,338,836

FirstCash, Inc.	1,701	150,487

Globant SA*	3,061	977,041

JS Global Lifestyle Co. Ltd. (a)	42,000	77,779

NeoImmuneTech, Inc., Receipts*	2,881	24,392

Parade Technologies Ltd.	16,000	1,030,713

		4,599,248

Vietnam — 0.0% (c)

Vietnam Joint Stock Commercial Bank for Industry and Trade	91,662	126,815

Zambia — 0.1%

First Quantum Minerals Ltd.	8,223	194,678

Total Common Stocks (Cost $334,489,054)		321,696,554

	NO. OF WARRANTS
Warrants — 0.0% (c)

Thailand — 0.0% (c)

BTS Group Holdings PCL

expiring 9/5/2022, price 9.90 THB*	12,585	542

expiring 11/7/2024, price 11.90 THB*	25,170	—

expiring 11/20/2026, price 14.90 THB*	50,340	—

		542

Total Warrants (Cost $—)		542

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.5%

Investment Companies — 1.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $3,609,948)	3,608,143	3,609,948

Investment of Cash Collateral from Securities Loaned — 0.4%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $1,214,086)	1,214,086	1,214,086

Total Short-Term Investments (Cost $4,824,034)		4,824,034

Total Investments — 100.2% (Cost $339,313,088)		326,521,130

Liabilities in Excess of Other Assets — (0.2)%		(657,170)

NET ASSETS — 100.0%		325,863,960

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly known as JPMorgan Emerging Markets Equity Core ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

Summary of Investments by Industry, October 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	13.2%

Semiconductors & Semiconductor Equipment	11.8

Internet & Direct Marketing Retail	6.5

Interactive Media & Services	4.7

Oil, Gas & Consumable Fuels	4.4

Technology Hardware, Storage & Peripherals	4.1

IT Services	4.1

Metals & Mining	3.3

Insurance	3.3

Food & Staples Retailing	3.2

Electronic Equipment, Instruments & Components	2.8

Food Products	2.6

Entertainment	2.5

Household Durables	2.4

Capital Markets	2.1

Beverages	2.0

Textiles, Apparel & Luxury Goods	1.7

Diversified Financial Services	1.6

Machinery	1.5

Real Estate Management & Development	1.5

Life Sciences Tools & Services	1.5

Thrifts & Mortgage Finance	1.5

Chemicals	1.4

Software	1.0

Hotels, Restaurants & Leisure	1.0

Auto Components	1.0

Others (each less than 1.0%)	11.8

Short-Term Investments	1.5

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
SGPS	Holding company
THB	Thai Baht

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $1,140,813.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%

Australia — 4.2%

Australia & New Zealand Banking Group Ltd.	5,036	107,168

BHP Group Ltd.	10,274	282,196

Commonwealth Bank of Australia	683	54,136

CSL Ltd.	414	94,202

Fortescue Metals Group Ltd.	2,076	21,632

Goodman Group, REIT	2,703	44,753

IDP Education Ltd.	1,692	47,872

Macquarie Group Ltd.	175	25,835

National Australia Bank Ltd.	4,658	101,274

Rio Tinto Ltd.	844	57,825

Rio Tinto plc	2,912	181,567

South32 Ltd.	11,124	30,008

Wesfarmers Ltd.	850	36,776

Westpac Banking Corp.	5,470	106,420

Woolworths Group Ltd.	1,202	34,623

		1,226,287

Austria — 0.8%

BAWAG Group AG (a)	354	22,265

Erste Group Bank AG	2,756	118,193

OMV AG	730	44,197

Raiffeisen Bank International AG	866	25,304

Wienerberger AG	713	25,241

		235,200

Belgium — 0.9%

Ageas SA	379	18,438

Bekaert SA	771	33,771

bpost SA*	1,349	11,557

KBC Group NV	2,080	193,696

		257,462

Canada — 0.6%

Canadian National Railway Co.	589	78,280

Toronto-Dominion Bank (The)	1,228	89,143

		167,423

China — 1.4%

Alibaba Group Holding Ltd., ADR*	563	92,861

Bilibili, Inc., Class Z*	672	49,242

BOC Hong Kong Holdings Ltd.	9,500	30,104

Budweiser Brewing Co. APAC Ltd. (a)	8,600	23,588

Prosus NV*	359	31,622

Tencent Holdings Ltd., ADR	2,270	137,993

TI Fluid Systems plc (a)	4,876	17,667

Yangzijiang Shipbuilding Holdings Ltd.	34,200	36,107

		419,184

INVESTMENTS	SHARES	VALUE($)

Denmark — 4.0%

AP Moller — Maersk A/S, Class B	10	28,980

Carlsberg A/S, Class B	726	119,874

DSV A/S	144	33,468

Genmab A/S*	236	106,023

H+H International A/S, Class B*	759	29,959

Matas A/S	1,569	30,697

Novo Nordisk A/S, Class B	5,648	619,331

Orsted A/S (a)	1,200	169,491

Solar A/S, Class B	268	31,236

Spar Nord Bank A/S	1,807	23,279

		1,192,338

Finland — 1.1%

Caverion OYJ	3,527	27,867

Elisa OYJ	541	32,649

Kone OYJ, Class B	2,420	165,042

Nokia OYJ*	5,079	29,151

Nordea Bank Abp	5,087	62,300

Valmet OYJ	349	14,168

		331,177

France — 11.6%

Air Liquide SA	529	88,321

Airbus SE*	277	35,534

Arkema SA	191	26,128

AXA SA	5,449	158,528

BNP Paribas SA	3,196	213,931

Capgemini SE	1,399	326,195

Carrefour SA	731	13,234

Cie de Saint-Gobain	745	51,414

CNP Assurances	1,186	29,715

Credit Agricole SA	1,147	17,305

Dassault Systemes SE	517	30,110

Dassault Systemes SE	345	20,147

EssilorLuxottica SA	94	19,448

Fnac Darty SA	319	20,710

Gecina SA, REIT	160	22,390

IPSOS	605	28,355

Kering SA	175	131,344

L’Oreal SA	839	383,805

LVMH Moet Hennessy Louis Vuitton SE	750	588,091

Metropole Television SA	834	18,376

Pernod Ricard SA	480	110,429

Publicis Groupe SA	643	43,167

Quadient SA	503	12,025

Rothschild & Co.	781	34,353

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Safran SA	1,196	160,969

Sanofi	734	73,726

Societe Generale SA	2,394	79,969

Sopra Steria Group SACA	140	27,527

Technip Energies NV*	1,471	22,639

Thales SA	179	16,518

TotalEnergies SE	6,723	336,654

Veolia Environnement SA	2,832	92,490

Vinci SA	1,626	173,836

		3,407,383

Germany — 8.6%

adidas AG	780	255,295

Allianz SE (Registered)	1,509	350,406

Aurubis AG	150	12,925

BASF SE	560	40,305

Bayer AG (Registered)	308	17,358

Bayerische Motoren Werke AG	431	43,546

Brenntag SE	298	28,351

Continental AG*	128	15,049

Covestro AG (a)	408	26,128

Daimler AG (Registered)	1,162	115,343

Deutsche Boerse AG	417	69,225

Deutsche Post AG (Registered)	2,723	168,573

Deutsche Telekom AG (Registered)	8,559	159,173

HeidelbergCement AG	299	22,516

Hornbach Holding AG & Co. KGaA	179	22,636

Infineon Technologies AG	1,407	65,892

JOST Werke AG (a)	241	13,958

Kloeckner & Co. SE*	1,716	23,055

Merck KGaA	212	50,101

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	517	153,077

RWE AG	2,395	92,188

SAP SE	582	84,280

Sartorius AG (Preference)	80	51,819

Siemens AG (Registered)	1,354	220,136

Symrise AG	792	109,551

Volkswagen AG (Preference)	976	219,045

Vonovia SE	499	30,271

Zalando SE* (a)	847	80,025

		2,540,227

Hong Kong — 2.3%

AIA Group Ltd.	29,600	331,727

Haitong International Securities Group Ltd.	62,000	14,252

INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued

Hong Kong Exchanges & Clearing Ltd.	4,200	253,015

Hongkong Land Holdings Ltd.	5,300	29,268

Hysan Development Co. Ltd.	4,000	13,907

Sun Hung Kai Properties Ltd.	2,500	33,146

		675,315

India — 0.6%

HDFC Bank Ltd., ADR	2,288	164,530

Indonesia — 0.2%

Bank Central Asia Tbk. PT	90,500	47,854

Ireland — 0.3%

CRH plc	787	37,661

Kingspan Group plc	473	54,454

		92,115

Italy — 1.2%

Assicurazioni Generali SpA	1,536	33,447

Azimut Holding SpA	1,051	30,267

Enel SpA	4,676	39,147

Eni SpA	3,757	53,847

FinecoBank Banca Fineco SpA*	3,139	59,948

Intesa Sanpaolo SpA	23,617	67,124

Mediobanca Banca di Credito Finanziario SpA	1,157	13,806

UniCredit SpA	2,607	34,463

Unipol Gruppo SpA	4,001	22,979

		355,028

Japan — 19.2%

AGC, Inc.	1,100	54,775

Ajinomoto Co., Inc.	1,100	32,935

Asahi Group Holdings Ltd.	1,000	45,380

Asahi Kasei Corp.	3,100	32,567

Bridgestone Corp.	1,800	79,631

Brother Industries Ltd.	1,500	29,001

Central Japan Railway Co.	200	29,668

Cosmo Energy Holdings Co. Ltd.	800	16,354

Credit Saison Co. Ltd.	1,900	23,293

Dai-ichi Life Holdings, Inc.	2,600	54,700

Daiichi Sankyo Co. Ltd.	1,100	27,756

Daikin Industries Ltd.	700	153,310

Daiwa House Industry Co. Ltd.	400	13,196

Dentsu Group, Inc.	900	32,889

FANUC Corp.	300	59,286

Fujitsu Ltd.	200	34,566

Fuyo General Lease Co. Ltd.	400	25,997

Hitachi Ltd.	2,000	115,249

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Honda Motor Co. Ltd.	3,400	100,565

Hoya Corp.	1,800	264,975

Isuzu Motors Ltd.	3,100	41,704

ITOCHU Corp.	2,800	79,858

Japan Airlines Co. Ltd.*	600	12,913

Japan Post Holdings Co. Ltd.*	4,000	30,736

Japan Post Insurance Co. Ltd.	2,300	37,317

Kao Corp.	800	45,254

KDDI Corp.	3,000	91,740

Keyence Corp.	700	422,530

Konami Holdings Corp.	200	11,006

Kubota Corp.	3,000	63,909

Kyowa Kirin Co. Ltd.	4,400	144,708

Makita Corp.	2,000	92,824

Mitsubishi Chemical Holdings Corp.	5,500	45,526

Mitsubishi Corp.	3,200	101,754

Mitsubishi Electric Corp.	1,400	18,801

Mitsubishi UFJ Financial Group, Inc.	25,100	137,636

Mitsui & Co. Ltd.	2,900	66,365

Mitsui Fudosan Co. Ltd.	2,000	45,728

Mizuho Financial Group, Inc.	4,400	58,071

MS&AD Insurance Group Holdings, Inc.	1,400	45,230

Murata Manufacturing Co. Ltd.	400	29,671

Nidec Corp.	700	77,531

Nintendo Co. Ltd.	100	44,166

Nippon Express Co. Ltd.	200	12,519

Nippon Telegraph & Telephone Corp.	4,000	112,076

Nitori Holdings Co. Ltd.	100	18,371

Nomura Holdings, Inc.	6,500	30,956

Nomura Real Estate Holdings, Inc.	1,400	34,131

Nomura Research Institute Ltd.	600	24,020

Ono Pharmaceutical Co. Ltd.	400	8,393

ORIX Corp.	4,700	93,419

Otsuka Corp.	800	39,405

Recruit Holdings Co. Ltd.	2,300	152,994

Rohm Co. Ltd.	100	9,144

Ryohin Keikaku Co. Ltd.	500	9,853

SBI Holdings, Inc.	1,200	31,103

Sekisui House Ltd.	2,700	56,135

Seven & i Holdings Co. Ltd.	1,000	41,985

Shimadzu Corp.	500	20,314

Shimano, Inc.	300	83,704

Shin-Etsu Chemical Co. Ltd.	700	124,833

Shionogi & Co. Ltd.	200	13,040

SMC Corp.	300	179,030

INVESTMENTS	SHARES	VALUE($)

Japan — continued

SoftBank Corp.	5,700	77,803

SoftBank Group Corp.	600	32,482

Sojitz Corp.	2,120	34,978

Sompo Holdings, Inc.	800	34,694

Sony Group Corp.	3,600	416,867

Sumitomo Corp.	2,700	38,474

Sumitomo Metal Mining Co. Ltd.	200	7,758

Sumitomo Mitsui Financial Group, Inc.	3,400	110,329

Sumitomo Mitsui Trust Holdings, Inc.	1,200	39,473

Suzuki Motor Corp.	500	22,298

Sysmex Corp.	700	86,794

T&D Holdings, Inc.	2,000	25,651

Takeda Pharmaceutical Co. Ltd.	1,400	39,292

Terumo Corp.	500	22,058

Tokio Marine Holdings, Inc.	1,000	52,670

Tokyo Electron Ltd.	400	186,413

Toyota Motor Corp.	18,500	326,417

Yamato Holdings Co. Ltd.	1,200	29,500

		5,650,447

Luxembourg — 0.1%

ArcelorMittal SA	1,168	39,502

Malta — 0.0% (b)

Kindred Group plc, SDR	1,086	15,261

Netherlands — 6.4%

Adyen NV* (a)	70	211,212

Aegon NV	2,709	13,741

Akzo Nobel NV	488	56,079

Argenx SE*	85	23,494

Argenx SE*	26	7,827

ASML Holding NV	1,003	815,339

ASR Nederland NV	754	35,245

ING Groep NV	11,546	175,140

Koninklijke Ahold Delhaize NV	3,036	98,768

Koninklijke DSM NV	294	64,233

Koninklijke KPN NV	9,709	29,010

NN Group NV	1,987	106,219

PostNL NV	2,684	11,649

Randstad NV	389	27,949

Royal Dutch Shell plc, Class B	4,150	95,237

Signify NV (a)	455	22,048

Wolters Kluwer NV	783	81,994

		1,875,184

Norway — 0.7%

Bank Norwegian ASA	1,669	20,665

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Norway — continued

DNB Bank ASA	1,280	30,460

Equinor ASA	2,423	61,395

Norsk Hydro ASA	4,600	33,789

Selvaag Bolig ASA	4,125	25,342

SpareBank 1 Nord Norge	2,902	35,189

		206,840

Poland — 0.1%

InPost SA*	2,062	29,441

Russia — 0.2%

Evraz plc	2,138	18,160

Sberbank of Russia PJSC, ADR	1,394	27,957

		46,117

Singapore — 1.0%

DBS Group Holdings Ltd.	9,100	212,648

Oversea-Chinese Banking Corp. Ltd.	6,000	52,451

United Overseas Bank Ltd.	2,200	43,732

		308,831

South Africa — 0.5%

Anglo American plc	4,207	160,047

South Korea — 1.1%

Delivery Hero SE* (a)	1,230	153,412

Samsung Electronics Co. Ltd., GDR (a)	121	181,178

		334,590

Spain — 2.1%

Banco Bilbao Vizcaya Argentaria SA	13,520	94,615

Banco Santander SA	17,074	64,763

CaixaBank SA	13,550	38,952

Cellnex Telecom SA (a)	474	29,151

Endesa SA	1,294	29,843

Iberdrola SA	15,191	179,383

Indra Sistemas SA*	2,986	36,114

Industria de Diseno Textil SA	2,785	100,885

Mediaset Espana Comunicacion SA*	2,486	12,932

Telefonica SA	7,030	30,536

		617,174

Sweden — 3.3%

Assa Abloy AB, Class B	3,961	116,226

Atlas Copco AB, Class A	3,965	255,341

Boliden AB	804	28,344

Industrivarden AB, Class A (c)	223	7,356

Intrum AB	457	12,972

Inwido AB	1,455	26,676

INVESTMENTS	SHARES	VALUE($)

Sweden — continued

Lundin Energy AB	1,504	59,398

Sandvik AB	671	17,016

Securitas AB, Class B	1,831	30,334

Skandinaviska Enskilda Banken AB, Class A	2,286	35,748

Skanska AB, Class B	1,099	27,943

SKF AB, Class B	1,920	44,592

SSAB AB, Class B*	3,611	18,048

Svenska Handelsbanken AB, Class A (c)	14,531	166,559

Telefonaktiebolaget LM Ericsson, Class B	1,409	15,380

Volvo AB, Class B	4,414	102,931

		964,864

Switzerland — 9.3%

ABB Ltd. (Registered)	1,406	46,515

Adecco Group AG (Registered)	379	19,094

Cie Financiere Richemont SA (Registered)	182	22,523

Givaudan SA (Registered)	12	56,543

Holcim Ltd.*	1,685	84,052

Julius Baer Group Ltd.	606	43,833

Lonza Group AG (Registered)	368	302,423

Nestle SA (Registered)	6,029	795,269

Novartis AG (Registered)	4,252	351,695

Partners Group Holding AG	42	73,372

Roche Holding AG	772	299,068

SGS SA (Registered)	47	139,144

Sika AG (Registered)	96	32,523

Straumann Holding AG (Registered)	45	93,676

Swiss Life Holding AG (Registered)	54	29,623

Swisscom AG (Registered)	58	31,582

UBS Group AG (Registered)	8,010	145,804

Zurich Insurance Group AG	376	166,651

		2,733,390

Taiwan — 1.2%

Sea Ltd., ADR*	577	198,240

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,380	156,906

		355,146

United Kingdom — 12.0%

3i Group plc	5,811	108,520

Allfunds Group plc*	1,312	26,521

Ashtead Group plc	561	47,017

AstraZeneca plc	1,383	173,015

Aviva plc	7,103	38,327

Barclays plc	20,165	55,645

Barratt Developments plc	1,818	16,504

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

Berkeley Group Holdings plc	718	42,828

BP plc	42,995	205,985

British American Tobacco plc	1,019	35,445

BT Group plc*	9,488	18,026

Centrica plc*	25,086	20,708

CK Hutchison Holdings Ltd.	6,000	40,227

DCC plc	362	30,205

Diageo plc	9,067	451,099

Drax Group plc	3,981	28,953

GlaxoSmithKline plc	10,534	218,695

Halfords Group plc	2,628	9,581

HSBC Holdings plc	27,152	163,595

InterContinental Hotels Group plc*	524	36,705

Intertek Group plc	1,040	69,647

ITV plc*	8,413	12,382

J Sainsbury plc	7,325	30,002

Kingfisher plc	7,198	33,036

Land Securities Group plc, REIT	1,165	10,945

Legal & General Group plc	18,465	72,822

Linde plc	682	219,424

Lloyds Banking Group plc	181,567	124,261

London Stock Exchange Group plc	1,217	118,467

M&G plc	8,689	23,739

Man Group plc	8,713	27,748

Marks & Spencer Group plc*	3,267	8,212

NatWest Group plc	9,102	27,444

Next plc	384	41,852

OSB Group plc	3,983	27,527

Persimmon plc	2,552	95,083

Prudential plc	5,922	120,856

Reach plc	4,292	18,614

Reckitt Benckiser Group plc	791	64,216

RELX plc	10,278	318,694

Smith & Nephew plc	1,664	28,737

Standard Chartered plc	6,335	42,844

Taylor Wimpey plc	8,971	18,981

Tesco plc	18,945	69,950

Unilever plc	1,641	87,862

WPP plc	3,427	49,536

		3,530,482

United States — 2.6%

Ferguson plc	1,930	290,394

Schneider Electric SE	2,032	350,354

Stellantis NV	5,703	113,857

		754,605

Total Common Stocks (Cost $28,236,150)		28,733,444

INVESTMENTS	SHARES	VALUE($)

Short-Term Investments — 1.9%

Investment Companies — 1.5%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $429,423)	429,423	429,423

Investment of Cash Collateral from Securities Loaned — 0.4%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $124,086)	124,086	124,086

Total Short-Term Investments (Cost $553,509)		553,509

Total Investments — 99.5% (Cost $28,789,659)		29,286,953
Other Assets Less Liabilities — 0.5%		133,003

NET ASSETS — 100.0%		29,419,956

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

Summary of Investments by Industry, October 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	11.6%

Pharmaceuticals	6.9

Insurance	6.7

Semiconductors & Semiconductor Equipment	4.2

Machinery	3.6

Capital Markets	3.5

Textiles, Apparel & Luxury Goods	3.5

Automobiles	3.3

Metals & Mining	3.2

Chemicals	3.1

Oil, Gas & Consumable Fuels	3.0

Food Products	2.8

Professional Services	2.8

Beverages	2.6

Trading Companies & Distributors	2.5

IT Services	2.4

Household Durables	2.2

Health Care Equipment & Supplies	1.9

Personal Products	1.8

Electrical Equipment	1.8

Electronic Equipment, Instruments & Components	1.6

Building Products	1.6

Diversified Telecommunication Services	1.5

Electric Utilities	1.4

Industrial Conglomerates	1.4

Internet & Direct Marketing Retail	1.2

Entertainment	1.0

Life Sciences Tools & Services	1.0

Food & Staples Retailing	1.0

Air Freight & Logistics	1.0

Others (each less than 1.0%)	12.0

Short-Term Investments	1.9

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Amount rounds to less than 0.1% of net assets.
(c)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $121,730.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%

Aerospace & Defense — 0.5%

CAE, Inc.* (a)	953,001	28,899,586

Airlines — 0.3%

Air Canada* (a)	1,011,744	18,140,433

Auto Components — 1.1%

Magna International, Inc.	841,255	68,430,140

Banks — 25.4%

Bank of Montreal (a)	1,949,217	211,632,424

Bank of Nova Scotia (The)	3,655,421	239,658,096

Canadian Imperial Bank of Commerce (a)	1,353,110	164,185,948

National Bank of Canada	1,015,392	84,063,562

Royal Bank of Canada	4,287,248	446,253,464

Toronto-Dominion Bank (The)	5,479,692	397,782,425

		1,543,575,919

Capital Markets — 5.3%

Brookfield Asset Management, Inc., Class A	4,388,584	264,960,404

CI Financial Corp.	550,734	12,557,946

IGM Financial, Inc.	244,352	9,702,212

Onex Corp.	229,774	17,123,510

TMX Group Ltd.	168,421	18,234,268

		322,578,340

Chemicals — 2.0%

Nutrien Ltd.	1,716,909	120,000,508

Commercial Services & Supplies — 2.4%

GFL Environmental, Inc. (a)	417,968	17,186,806

Ritchie Bros Auctioneers, Inc.	332,214	22,706,838

Waste Connections, Inc. (a)	783,814	106,653,424

		146,547,068

Construction & Engineering — 0.7%

SNC-Lavalin Group, Inc. (a)	528,183	14,207,508

WSP Global, Inc.	222,663	30,186,165

		44,393,673

Containers & Packaging — 0.4%

CCL Industries, Inc., Class B	444,631	24,304,531

Diversified Telecommunication Services — 1.3%

BCE, Inc. (a)	899,262	46,292,810

TELUS Corp.	1,351,051	30,992,516

		77,285,326

Electric Utilities — 2.0%

Emera, Inc. (a)	770,423	35,844,341

Fortis, Inc. (a)	1,417,700	63,106,895

Hydro One Ltd. (a) (b)	917,904	21,931,497

		120,882,733

INVESTMENTS	SHARES	VALUE($)

Equity Real Estate Investment Trusts (REITs) — 0.4%

Canadian Apartment Properties (a)	254,499	12,426,773

H&R	425,077	5,842,404

RioCan (a)	467,720	8,423,949

		26,693,126

Food & Staples Retailing — 3.4%

Alimentation Couche-Tard, Inc., Class B	2,543,085	95,386,236

Empire Co. Ltd., Class A	503,395	15,049,786

George Weston Ltd.	217,414	23,491,112

Loblaw Cos. Ltd. (a)	498,434	37,487,263

Metro, Inc.	735,689	37,016,285

		208,430,682

Food Products — 0.3%

Saputo, Inc.	721,785	17,239,790

Gas Utilities — 0.3%

AltaGas Ltd. (a)	842,842	17,447,974

Hotels, Restaurants & Leisure — 0.9%

Restaurant Brands International, Inc.	928,017	52,542,139

Independent Power and Renewable Electricity Producers — 0.3%

Brookfield Renewable Corp.	383,408	15,880,328

Insurance — 6.9%

Fairfax Financial Holdings Ltd.	81,186	32,881,773

Great-West Lifeco, Inc.	811,125	23,863,172

iA Financial Corp., Inc.	323,317	19,125,758

Intact Financial Corp.	529,776	71,020,634

Manulife Financial Corp.	5,843,179	113,832,454

Power Corp. of Canada (a)	1,721,264	57,329,106

Sun Life Financial, Inc. (a)	1,762,066	100,418,968

		418,471,865

IT Services — 9.1%

CGI, Inc.*	658,897	58,862,033

Shopify, Inc., Class A*	339,617	495,874,848

		554,736,881

Media — 0.8%

Quebecor, Inc., Class B (a)	500,797	12,762,716

Shaw Communications, Inc., Class B	1,347,226	38,796,974

		51,559,690

Metals & Mining — 7.0%

Agnico Eagle Mines Ltd.	734,850	39,004,765

Barrick Gold Corp. (a)	5,350,591	98,183,518

First Quantum Minerals Ltd.	1,663,159	39,375,047

Franco-Nevada Corp.	574,971	82,041,151

Kinross Gold Corp.	3,796,724	22,824,521

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Metals & Mining — continued

Kirkland Lake Gold Ltd.	799,513	33,702,806

Lundin Mining Corp.	1,934,530	16,834,913

Teck Resources Ltd., Class B	1,404,781	39,205,830

Wheaton Precious Metals Corp.	1,354,703	54,687,267

		425,859,818

Multiline Retail — 1.1%

Canadian Tire Corp. Ltd., Class A (a)	172,642	24,520,855

Dollarama, Inc.	873,474	39,481,364

		64,002,219

Multi-Utilities — 0.7%

Algonquin Power & Utilities Corp. (a)	1,857,958	26,782,459

Atco Ltd., Class I (a)	222,129	7,538,314

Canadian Utilities Ltd., Class A (a)	354,775	10,276,894

		44,597,667

Oil, Gas & Consumable Fuels — 14.6%

Cameco Corp.	1,196,698	29,076,203

Canadian Natural Resources Ltd.	3,569,154	151,694,813

Cenovus Energy, Inc. (a)	3,823,888	45,728,460

Enbridge, Inc.	6,094,724	255,292,899

Imperial Oil Ltd. (a)	675,466	22,868,476

Keyera Corp. (a)	664,977	17,043,528

Pembina Pipeline Corp. (a)	1,654,859	54,783,107

Suncor Energy, Inc.	4,485,723	117,978,574

TC Energy Corp.	2,946,072	159,372,593

Tourmaline Oil Corp. (a)	912,555	32,982,050

		886,820,703

Pharmaceuticals — 0.5%

Bausch Health Cos., Inc.*	865,522	24,260,632

Canopy Growth Corp.* (a)	741,476	9,376,292

		33,636,924

Professional Services — 1.0%

Thomson Reuters Corp.	507,130	61,002,297

Road & Rail — 6.6%

Canadian National Railway Co.	1,834,402	243,796,413

Canadian Pacific Railway Ltd. (a)	2,006,302	155,287,386

		399,083,799

Software — 2.7%

BlackBerry Ltd.* (a)	1,534,113	16,573,280

Constellation Software, Inc.	59,295	104,206,555

Open Text Corp.	816,970	41,152,157

		161,931,992

INVESTMENTS	SHARES	VALUE($)

Textiles, Apparel & Luxury Goods — 0.4%

Gildan Activewear, Inc.	597,273	21,939,262

Trading Companies & Distributors — 0.2%

Finning International, Inc.	485,651	14,378,032

Wireless Telecommunication Services — 0.8%

Rogers Communications, Inc., Class B	1,054,406	49,039,762

Total Common Stocks (Cost $4,394,807,173)		6,040,333,207

Short-Term Investments — 8.8%

Investment of Cash Collateral from Securities Loaned — 8.8%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	184,490,813	184,490,813

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	347,161,083	347,161,083

Total Investment Of Cash Collateral from Securities Loaned (Cost $531,651,896)		531,651,896

Total Investments — 108.2% (Cost $4,926,459,069)		6,571,985,103
Liabilities in Excess of Other Assets — (8.2)%		(500,716,484)

NET ASSETS — 100.0%		6,071,268,619

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $495,464,412.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
S&P/TSX 60 Index	144	12/2021	CAD	29,330,575	874,945

Abbreviations

CAD	CanadianDollar
TSX	TorontoStock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%

Australia — 61.0%

Afterpay Ltd.*	525,032	48,638,662

AGL Energy Ltd.	1,293,542	5,578,567

Alumina Ltd.	4,879,815	7,374,969

AMP Ltd.* (a)	6,781,084	5,547,944

Ampol Ltd.	494,760	11,444,430

APA Group	2,449,693	15,199,484

Aristocrat Leisure Ltd.	1,389,960	49,297,314

ASX Ltd.	401,942	25,277,257

Aurizon Holdings Ltd.	3,821,668	9,743,195

AusNet Services Ltd.	3,975,882	7,393,755

Australia & New Zealand Banking Group Ltd.	5,910,670	125,781,918

Bendigo & Adelaide Bank Ltd.	1,134,550	7,946,285

BHP Group Ltd. (a)	6,116,169	167,992,768

BlueScope Steel Ltd.	1,046,003	16,344,949

Boral Ltd.*	687,067	3,314,853

Brambles Ltd.	2,993,414	22,710,115

Challenger Ltd.	1,193,081	6,267,048

CIMIC Group Ltd. (a)	135,727	2,045,244

Cochlear Ltd.	136,499	22,831,106

Coles Group Ltd.	2,769,506	35,889,967

Commonwealth Bank of Australia	3,542,809	280,810,960

Computershare Ltd.	1,190,788	16,944,176

Crown Resorts Ltd.* (a)	745,137	5,616,846

CSL Ltd.	944,938	215,011,482

Dexus, REIT	2,233,089	18,317,550

Domino’s Pizza Enterprises Ltd.	131,134	13,451,480

Evolution Mining Ltd.	3,763,241	10,216,970

Fortescue Metals Group Ltd.	3,515,899	36,635,803

Goodman Group, REIT	3,490,425	57,790,590

GPT Group (The), REIT	3,977,119	15,526,865

Harvey Norman Holdings Ltd.	1,345,221	5,046,743

Incitec Pivot Ltd.	4,032,443	9,123,751

Insurance Australia Group Ltd.	5,118,038	18,545,077

LendLease Corp. Ltd.	1,429,639	11,325,896

Macquarie Group Ltd.	719,807	106,264,471

Magellan Financial Group Ltd.	297,644	7,829,848

Medibank Pvt Ltd.	5,717,854	14,369,711

Mirvac Group, REIT	8,185,762	17,469,773

National Australia Bank Ltd.	6,849,991	148,932,365

Newcrest Mining Ltd.	1,696,857	31,792,047

Northern Star Resources Ltd.	2,416,622	16,729,873

Orica Ltd.	846,077	9,712,362

Origin Energy Ltd.	3,656,626	14,004,802

Qantas Airways Ltd.*	1,918,745	7,770,994

QBE Insurance Group Ltd.	3,062,733	27,421,976

INVESTMENTS	SHARES	VALUE($)

Australia — continued

Ramsay Health Care Ltd.	384,913	20,572,101

REA Group Ltd.	106,978	12,983,788

Reece Ltd.	590,123	8,948,183

Rio Tinto Ltd.	770,718	52,804,021

Santos Ltd.	3,892,375	20,439,123

Scentre Group, REIT	10,776,256	24,579,402

SEEK Ltd.	734,080	18,244,000

Seven Group Holdings Ltd.	324,310	5,296,730

Sonic Healthcare Ltd.	992,557	30,118,638

South32 Ltd.	9,705,272	26,180,772

Stockland, REIT	4,956,243	17,083,872

Suncorp Group Ltd.	2,663,693	23,570,612

Sydney Airport*	2,745,486	17,025,967

Tabcorp Holdings Ltd.	4,612,522	17,367,772

Telstra Corp. Ltd.	8,642,499	24,980,968

TPG Telecom Ltd.	772,073	3,941,388

Transurban Group	6,316,508	64,359,882

Treasury Wine Estates Ltd.	1,498,700	13,076,952

Vicinity Centres, REIT	8,033,715	10,491,909

Washington H Soul Pattinson & Co. Ltd. (a)	258,454	6,364,870

Wesfarmers Ltd.	2,354,077	101,850,863

Westpac Banking Corp.	7,616,726	148,184,475

WiseTech Global Ltd.	337,312	13,146,328

Woodside Petroleum Ltd.	2,000,583	34,973,363

Woolworths Group Ltd.	2,516,370	72,483,574

Worley Ltd.	769,587	6,323,085

		2,508,674,879

China — 1.3%

Budweiser Brewing Co. APAC Ltd. (b)	3,574,200	9,803,327

China Evergrande New Energy Vehicle Group Ltd.* (a)	5,070,500	2,422,956

Chow Tai Fook Jewellery Group Ltd.	4,568,200	9,317,303

ESR Cayman Ltd.* (b)	2,987,200	9,666,176

Wilmar International Ltd.	6,545,700	20,927,544

		52,137,306

Hong Kong — 21.8%

AIA Group Ltd.	25,115,400	281,468,567

ASM Pacific Technology Ltd.	639,800	6,922,899

Bank of East Asia Ltd. (The)	3,030,200	4,976,407

Cathay Pacific Airways Ltd.*	1,995,636	1,841,088

CK Asset Holdings Ltd.	4,084,000	25,227,107

CK Infrastructure Holdings Ltd.	1,264,500	7,623,666

CLP Holdings Ltd.	3,463,000	33,905,955

Dairy Farm International Holdings Ltd.	618,200	2,208,718

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Hong Kong — continued

Hang Lung Properties Ltd.	3,828,000	8,884,230

Hang Seng Bank Ltd. (a)	1,508,400	28,664,028

Henderson Land Development Co. Ltd. (a)	2,715,700	11,371,133

HK Electric Investments & HK Electric Investments Ltd. (b)	4,769,500	4,750,803

HKT Trust & HKT Ltd.	7,547,000	10,241,528

Hong Kong & China Gas Co. Ltd. (a)	22,469,789	34,907,538

Hong Kong Exchanges & Clearing Ltd.	2,474,200	149,050,103

Jardine Matheson Holdings Ltd.	524,300	30,452,998

Link, REIT	4,343,200	38,478,318

MTR Corp. Ltd.	3,214,000	17,532,731

New World Development Co. Ltd.	2,955,250	12,818,189

Power Assets Holdings Ltd.	2,836,500	17,334,710

Sino Land Co. Ltd. (a)	6,444,000	8,469,901

Sun Hung Kai Properties Ltd.	3,189,000	42,280,829

Swire Pacific Ltd., Class A	1,034,000	6,500,335

Swire Pacific Ltd., Class B	1,857,500	1,951,290

Swire Properties Ltd.	2,186,000	5,860,594

Techtronic Industries Co. Ltd.	3,578,500	73,521,203

WH Group Ltd. (b)	16,249,191	11,390,917

Wharf Real Estate Investment Co. Ltd.	3,212,000	18,142,208

		896,777,993

Macau — 1.0%

Galaxy Entertainment Group Ltd.*	4,158,000	22,373,060

MGM China Holdings Ltd.*	1,725,828	1,266,276

Sands China Ltd.*	5,039,779	11,486,539

SJM Holdings Ltd.* (a)	4,364,000	3,245,595

Wynn Macau Ltd.* (a)	3,025,516	2,705,634

		41,077,104

New Zealand — 2.5%

a2 Milk Co. Ltd. (The)* (a)	1,543,676	7,271,411

Auckland International Airport Ltd.*	2,507,158	14,370,741

Contact Energy Ltd.	1,611,385	9,455,342

Fisher & Paykel Healthcare Corp. Ltd.	1,196,715	26,810,632

Fletcher Building Ltd.	1,704,874	8,768,710

Mercury NZ Ltd.	1,301,064	5,721,896

Meridian Energy Ltd.	2,500,145	8,956,262

Ryman Healthcare Ltd.	872,003	9,024,561

Spark New Zealand Ltd.	3,876,524	12,690,474

		103,070,029

Singapore — 9.9%

Ascendas, REIT	6,967,528	15,958,646

CapitaLand Integrated Commercial Trust, REIT	10,356,932	16,492,963

INVESTMENTS	SHARES	VALUE($)

Singapore — continued

Capitaland Investment Ltd.*	5,185,400	13,227,865

City Developments Ltd.	978,800	5,313,381

ComfortDelGro Corp. Ltd.	4,229,700	4,902,172

DBS Group Holdings Ltd.	3,760,700	87,879,517

Frasers Property Ltd.	1,697,200	1,473,878

Genting Singapore Ltd.	11,773,100	6,807,242

Great Eastern Holdings Ltd.	117,700	1,879,781

Jardine Cycle & Carriage Ltd.	205,200	3,430,373

Keppel, REIT	4,055,200	3,394,052

Keppel Corp. Ltd.	2,984,300	11,909,114

Mapletree Commercial Trust, REIT	4,551,100	7,361,512

Mapletree North Asia Commercial Trust, REIT (b)	4,490,900	3,402,876

Olam International Ltd.	1,838,700	2,317,884

Oversea-Chinese Banking Corp. Ltd.	8,330,900	72,827,350

SATS Ltd.*	1,394,600	4,337,393

Sembcorp Industries Ltd.	1,891,600	2,823,172

Singapore Airlines Ltd.*	2,770,000	10,670,177

Singapore Exchange Ltd.	1,709,000	12,265,003

Singapore Technologies Engineering Ltd.	3,171,000	9,005,090

Singapore Telecommunications Ltd.	14,741,100	27,348,233

Suntec, REIT	4,493,600	4,975,042

United Overseas Bank Ltd.	3,202,900	63,668,318

UOL Group Ltd.	981,900	5,266,351

Venture Corp. Ltd.	561,000	7,836,223

		406,773,608

United Kingdom — 0.9%

CK Hutchison Holdings Ltd.	5,591,500	37,487,779

United States — 0.9%

James Hardie Industries plc, CHDI	922,585	36,244,860

JS Global Lifestyle Co. Ltd. (b)	1,742,000	3,225,961

		39,470,821

Total Common Stocks (Cost $3,781,649,035)		4,085,469,519

Short-Term Investments — 3.7%

Investment of Cash Collateral from Securities Loaned — 3.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	110,984,304	110,984,304

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued

Investment of Cash Collateral from Securities Loaned — continued

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	41,285,887	41,285,887

Total Investment of Cash Collateral from Securities Loaned (Cost $152,270,191)		152,270,191

Total Investments — 103.0% (Cost $3,933,919,226)		4,237,739,710

Liabilities in Excess of Other Assets — (3.0)%		(124,621,163)

NET ASSETS — 100.0%		4,113,118,547

Percentages indicated are based on net assets.

Summary of Investments by Industry, October 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	22.9%

Insurance	8.7

Metals & Mining	8.6

Capital Markets	7.1

Equity Real Estate Investment Trusts (REITs)	5.9

Biotechnology	5.1

Real Estate Management & Development	4.4

Hotels, Restaurants & Leisure	3.2

Food & Staples Retailing	2.7

Multiline Retail	2.5

Electric Utilities	2.4

Transportation Infrastructure	2.4

Industrial Conglomerates	1.9

Diversified Telecommunication Services	1.9

Machinery	1.7

Oil, Gas & Consumable Fuels	1.7

IT Services	1.5

Health Care Providers & Services	1.5

Gas Utilities	1.2

Health Care Equipment & Supplies	1.2

Others (each less than 1.0%)	7.9

Short-Term Investments	3.6

Abbreviations

APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $143,997,226.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	375	11/2021	SGD	10,241,935	(28,862)
SPI 200 Index	125	12/2021	AUD	17,275,892	53,488

					24,626

Abbreviations

AUD	AustralianDollar
MSCI	MorganStanley Capital International
SGD	SingaporeDollar
SPI	AustralianSecurities Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%

Australia — 1.5%

BHP Group plc	1,719,122	45,404,691

Glencore plc*	8,904,487	44,527,599

Rio Tinto plc	868,833	54,173,005

		144,105,295

Austria — 0.5%

ANDRITZ AG	58,235	3,307,662

BAWAG Group AG (a)	56,763	3,570,123

Erste Group Bank AG	241,393	10,352,311

EVN AG	30,981	873,863

Mondi plc	395,193	9,869,450

Oesterreichische Post AG	25,818	1,089,365

OMV AG	116,841	7,073,949

Raiffeisen Bank International AG	109,408	3,196,896

Strabag SE	11,628	499,233

Telekom Austria AG*	115,007	993,661

Verbund AG (b)	55,418	5,776,897

Vienna Insurance Group AG Wiener Versicherung Gruppe	29,754	868,490

voestalpine AG	90,100	3,422,096

		50,893,996

Belgium — 1.4%

Ackermans & van Haaren NV	18,172	3,124,968

Ageas SA	147,744	7,187,406

Anheuser-Busch InBev SA	689,139	42,152,727

Elia Group SA/NV	27,275	3,181,998

Etablissements Franz Colruyt NV	47,499	2,332,100

Groupe Bruxelles Lambert SA	86,848	10,077,079

KBC Group NV	274,725	25,583,214

Proximus SADP	126,172	2,376,016

Sofina SA	12,858	5,689,736

Solvay SA	59,485	7,071,113

Telenet Group Holding NV	38,795	1,393,750

UCB SA	102,895	12,298,596

Umicore SA	162,458	9,314,777

		131,783,480

Brazil — 0.1%

Yara International ASA	128,519	6,716,773

Chile — 0.1%

Antofagasta plc	280,860	5,478,241

China — 0.7%

Prosus NV*	708,891	62,441,239

Colombia — 0.0% (c)

Millicom International Cellular SA, SDR*	82,641	2,893,708

INVESTMENTS	SHARES	VALUE($)

Denmark — 4.1%

Ambu A/S, Class B	140,018	3,985,883

AP Moller — Maersk A/S, Class A (b)	2,499	6,861,403

AP Moller — Maersk A/S, Class B	4,783	13,860,886

Carlsberg A/S, Class B	81,738	13,496,238

Chr Hansen Holding A/S (b)	83,708	6,660,217

Coloplast A/S, Class B (b)	96,735	15,798,569

Danske Bank A/S (b)	554,391	9,381,199

Demant A/S* (b)	82,089	3,979,508

DSV A/S	173,851	40,405,963

Genmab A/S*	53,461	24,017,442

GN Store Nord A/S	112,452	6,833,396

H Lundbeck A/S	50,112	1,395,590

Novo Nordisk A/S, Class B	1,341,786	147,133,427

Novozymes A/S, Class B	170,908	12,571,796

Orsted A/S (a) (b)	154,006	21,752,207

Pandora A/S	81,423	11,393,980

Rockwool International A/S, Class A	4,812	1,930,608

Rockwool International A/S, Class B	5,715	2,613,559

Tryg A/S	293,093	6,956,009

Vestas Wind Systems A/S	822,000	35,534,749

		386,562,629

Finland — 2.1%

Elisa OYJ	122,604	7,399,186

Fortum OYJ	354,256	10,535,607

Huhtamaki OYJ	78,295	3,413,903

Kesko OYJ, Class A	76,435	2,332,674

Kesko OYJ, Class B	222,327	7,235,521

Kone OYJ, Class B	328,298	22,389,623

Konecranes OYJ	52,225	2,172,280

Metso Outotec OYJ	573,510	5,761,720

Neste OYJ	350,609	19,519,049

Nokia OYJ*	4,388,630	25,188,587

Nokian Renkaat OYJ	102,886	3,863,593

Nordea Bank Abp	2,900,910	35,526,923

Orion OYJ, Class A	24,737	1,066,630

Orion OYJ, Class B	86,401	3,741,478

Sampo OYJ, Class A	410,456	21,820,387

Stora Enso OYJ, Class R	498,470	8,294,304

UPM-Kymmene OYJ	434,422	15,331,157

Wartsila OYJ Abp	394,930	5,476,985

		201,069,607

France — 15.4%

Adevinta ASA*	225,792	3,729,690

Aeroports de Paris*	20,925	2,791,906

Air Liquide SA	385,597	64,378,448

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Airbus SE*	499,022	64,015,559

Alstom SA	239,108	8,521,282

Amundi SA (a)	49,649	4,423,586

Arkema SA	53,713	7,347,621

Atos SE (b)	80,332	4,191,139

AXA SA	1,673,762	48,694,747

BioMerieux	38,509	4,904,837

BNP Paribas SA (b)	935,901	62,646,623

Bollore SA	741,414	4,309,249

Bouygues SA	176,829	7,164,284

Bureau Veritas SA	235,637	7,489,730

Capgemini SE	127,771	29,791,478

Carrefour SA	513,205	9,290,997

Cie de Saint-Gobain	433,502	29,917,084

Cie Generale des Etablissements Michelin SCA	145,199	22,827,826

Covivio, REIT	38,466	3,331,693

Credit Agricole SA	1,132,574	17,087,114

Danone SA	559,733	36,486,644

Dassault Aviation SA	19,000	1,985,574

Dassault Systemes SE	562,800	32,866,066

Edenred	203,184	10,994,537

Eiffage SA	66,973	6,893,208

Electricite de France SA	385,532	5,681,956

Engie SA	1,447,030	20,584,222

EssilorLuxottica SA	244,508	50,588,062

Faurecia SE	105,620	5,516,325

Gecina SA, REIT	44,224	6,188,653

Getlink SE	353,659	5,443,211

Hermes International	28,358	45,030,101

Ipsen SA	32,762	3,390,668

Kering SA	60,036	45,059,118

Legrand SA	217,695	23,748,377

L’Oreal SA	199,755	91,378,880

LVMH Moet Hennessy Louis Vuitton SE	217,753	170,744,845

Orange SA (b)	1,537,273	16,763,892

Pernod Ricard SA	164,131	37,760,028

Publicis Groupe SA	191,729	12,871,427

Safran SA	285,178	38,382,048

Sanofi	935,843	93,999,981

Sartorius Stedim Biotech	19,484	10,739,020

SEB SA	27,017	4,233,278

Societe Generale SA	645,966	21,577,818

Sodexo SA*	67,240	6,541,732

Suez SA	312,247	7,105,449

Teleperformance	47,791	19,962,874

INVESTMENTS	SHARES	VALUE($)

France — continued

Thales SA	86,839	8,013,374

TotalEnergies SE	2,020,244	101,163,649

Ubisoft Entertainment SA*	74,423	3,897,071

Unibail-Rodamco-Westfield, REIT*	94,758	6,766,171

Valeo	186,883	5,491,010

Veolia Environnement SA	527,950	17,242,310

Vinci SA	423,208	45,245,272

Vivendi SE (b)	658,512	8,483,324

Worldline SA* (a)	203,221	11,851,072

		1,447,526,140

Germany — 12.7%

adidas AG	151,702	49,652,299

Allianz SE (Registered)	335,614	77,933,075

Aroundtown SA	788,152	5,477,276

BASF SE	747,624	53,809,239

Bayer AG (Registered)	799,674	45,067,778

Bayerische Motoren Werke AG	259,729	26,241,990

Bayerische Motoren Werke AG (Preference)	46,834	3,992,213

Beiersdorf AG	80,017	8,508,483

Brenntag SE	125,777	11,966,216

Commerzbank AG*	805,284	5,880,894

Continental AG*	87,930	10,338,059

Covestro AG (a)	157,280	10,072,003

Daimler AG (Registered)	679,203	67,419,339

Deutsche Bank AG (Registered)*	1,682,274	21,609,346

Deutsche Boerse AG	154,652	25,673,332

Deutsche Lufthansa AG (Registered)*	486,474	3,215,843

Deutsche Post AG (Registered)	806,820	49,947,833

Deutsche Telekom AG (Registered)	2,635,439	49,011,671

Deutsche Wohnen SE*	281,107	17,222,864

Deutsche Wohnen SE	35,736	1,830,534

E.ON SE	1,827,443	23,171,636

Evonik Industries AG	155,564	5,040,400

Fresenius Medical Care AG & Co. KGaA (b)	162,179	10,773,406

Fresenius SE & Co. KGaA	336,531	15,296,601

GEA Group AG	133,710	6,585,378

Hannover Rueck SE	49,075	8,960,306

HeidelbergCement AG	119,605	9,006,849

Henkel AG & Co. KGaA	80,362	6,711,218

Henkel AG & Co. KGaA (Preference)	145,025	12,992,431

HOCHTIEF AG	19,465	1,501,729

Infineon Technologies AG	1,062,998	49,781,641

KION Group AG	58,720	6,413,917

LANXESS AG	71,172	4,795,739

Merck KGaA	105,220	24,866,113

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Germany — continued

MTU Aero Engines AG	43,429	9,673,274

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	114,019	33,759,496

Porsche Automobil Holding SE (Preference)	124,639	12,971,988

Puma SE	83,533	10,362,259

RWE AG	550,431	21,187,010

SAP SE	889,964	128,876,733

Sartorius AG (Preference)	20,130	13,038,963

Siemens AG (Registered)	650,349	105,735,029

Siemens Energy AG*	325,295	9,336,161

Siemens Healthineers AG (a)	229,507	15,263,580

Symrise AG	104,697	14,481,911

Talanx AG	43,055	2,070,525

Telefonica Deutschland Holding AG	754,897	1,966,823

TUI AG* (b)	924,697	3,096,610

Uniper SE	74,234	3,281,638

United Internet AG (Registered)	83,439	3,078,933

Volkswagen AG (Preference)	149,403	33,530,747

Vonovia SE	468,256	28,405,741

Zalando SE* (a)	157,541	14,884,566

		1,195,769,638

Ireland — 1.0%

CRH plc	639,069	30,581,898

Flutter Entertainment plc*	124,185	23,509,040

Kerry Group plc, Class A	125,191	16,802,084

Kingspan Group plc	125,342	14,430,005

Smurfit Kappa Group plc	210,862	11,052,674

		96,375,701

Italy — 3.3%

A2A SpA	1,271,018	2,674,666

Amplifon SpA	75,559	3,845,067

Assicurazioni Generali SpA	990,941	21,577,952

Atlantia SpA* (b)	410,027	7,925,164

Banca Mediolanum SpA (b)	174,620	1,759,665

Banco BPM SpA	1,233,332	3,835,408

Brembo SpA	116,521	1,530,462

Buzzi Unicem SpA	76,549	1,785,386

Davide Campari-Milano NV	434,954	6,178,154

DiaSorin SpA (b)	15,969	3,610,016

Enel SpA	6,289,263	52,652,382

Eni SpA	2,054,384	29,444,346

Ferrari NV	104,177	24,719,846

FinecoBank Banca Fineco SpA*	496,659	9,485,093

Hera SpA	652,695	2,670,335

Infrastrutture Wireless Italiane SpA (a) (b)	288,299	3,185,159

INVESTMENTS	SHARES	VALUE($)

Italy — continued

Intesa Sanpaolo SpA	13,917,819	39,556,930

Leonardo SpA*	329,432	2,417,232

Mediobanca Banca di Credito Finanziario SpA*	585,012	6,980,794

Moncler SpA	171,550	12,345,493

Nexi SpA* (a)	372,515	6,476,978

Pirelli & C SpA (a)	360,199	2,215,348

Poste Italiane SpA (a)	372,104	5,314,331

Prysmian SpA	218,239	8,251,417

Recordati Industria Chimica e Farmaceutica SpA	81,767	5,123,274

Salvatore Ferragamo SpA*	54,804	1,166,126

Snam SpA	1,668,694	9,451,135

Telecom Italia SpA	4,935,033	1,876,175

Telecom Italia SpA	8,209,475	2,928,733

Terna — Rete Elettrica Nazionale (b)	1,145,288	8,533,313

UniCredit SpA	1,826,151	24,140,713

UnipolSai Assicurazioni SpA (b)	344,395	997,266

		314,654,359

Jordan — 0.1%

Hikma Pharmaceuticals plc	146,556	4,830,764

Luxembourg — 0.3%

ArcelorMittal SA	546,547	18,484,311

Eurofins Scientific SE	104,049	12,279,344

RTL Group SA	30,369	1,754,061

		32,517,716

Mexico — 0.0% (c)

Fresnillo plc	150,885	1,775,699

Netherlands — 8.3%

Adyen NV* (a)	24,808	74,853,436

Aegon NV	1,148,016	5,823,074

Akzo Nobel NV	152,600	17,536,335

Argenx SE*	1,844	509,682

Argenx SE*	39,599	11,921,636

ASML Holding NV	341,431	277,549,350

EXOR NV	92,487	8,724,388

GrandVision NV (a)	47,623	1,563,482

HAL Trust	70,612	12,329,725

Heineken Holding NV	82,057	7,604,637

Heineken NV (b)	192,239	21,278,768

ING Groep NV	3,177,753	48,203,040

JDE Peet’s NV	69,182	2,014,502

Koninklijke Ahold Delhaize NV	851,157	27,690,235

Koninklijke DSM NV	142,259	31,080,500

Koninklijke KPN NV	2,873,607	8,586,156

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Netherlands — continued

Koninklijke Philips NV	746,935	35,236,789

Koninklijke Vopak NV (b)	53,543	2,130,900

NN Group NV	258,743	13,831,567

Randstad NV	101,786	7,313,066

Royal Dutch Shell plc, Class A	3,338,227	76,475,043

Royal Dutch Shell plc, Class B	3,016,717	69,229,786

Wolters Kluwer NV	217,750	22,802,445

		784,288,542

Norway — 1.1%

Aker ASA, Class A	19,282	1,777,233

Aker BP ASA	88,108	3,380,874

DNB Bank ASA (b)	732,358	17,427,688

Equinor ASA	875,007	22,171,223

Gjensidige Forsikring ASA	154,652	3,850,627

Kongsberg Gruppen ASA	72,556	2,381,076

Leroy Seafood Group ASA	229,214	2,083,945

Mowi ASA	366,187	10,618,396

Norsk Hydro ASA	1,111,475	8,164,306

Orkla ASA	611,319	5,945,943

Salmar ASA	46,013	3,510,356

Schibsted ASA, Class A	62,047	3,205,671

Schibsted ASA, Class B	81,382	3,674,179

Storebrand ASA	379,626	4,071,541

Telenor ASA	523,986	8,279,245

		100,542,303

Poland — 0.6%

Allegro.eu SA* (a)	316,527	3,579,687

Bank Polska Kasa Opieki SA	142,662	4,713,567

CD Projekt SA	57,506	2,506,271

Cyfrowy Polsat SA	217,947	1,949,131

Dino Polska SA* (a)	39,001	3,484,004

Grupa Lotos SA*	71,128	1,105,687

ING Bank Slaski SA*	26,558	1,810,629

KGHM Polska Miedz SA	110,690	4,256,383

LPP SA	823	2,956,046

mBank SA*	10,778	1,525,378

Orange Polska SA*	524,805	1,024,051

PGE Polska Grupa Energetyczna SA*	658,239	1,619,778

Polski Koncern Naftowy ORLEN SA	236,546	5,101,556

Polskie Gornictwo Naftowe i Gazownictwo SA	1,324,575	1,997,223

Powszechna Kasa Oszczednosci Bank Polski SA*	699,815	8,568,457

Powszechny Zaklad Ubezpieczen SA	463,888	4,641,207

Santander Bank Polska SA	27,542	2,557,696

		53,396,751

INVESTMENTS	SHARES	VALUE($)

Portugal — 0.2%

EDP — Energias de Portugal SA	2,388,680	13,478,467

Galp Energia SGPS SA	370,366	3,847,341

Jeronimo Martins SGPS SA	199,793	4,526,830

		21,852,638

Russia — 0.1%

Coca-Cola HBC AG*	159,820	5,539,394

Evraz plc	416,914	3,541,267

Polymetal International plc	273,478	5,055,494

		14,136,155

South Africa — 0.4%

Anglo American plc	1,109,521	42,209,513

South Korea — 0.2%

Delivery Hero SE* (a)	154,197	19,232,235

Spain — 3.8%

Acciona SA	20,111	3,862,178

ACS Actividades de Construccion y Servicios SA	219,970	5,765,331

Aena SME SA* (a)	59,833	9,826,764

Amadeus IT Group SA*	366,665	24,529,132

Banco Bilbao Vizcaya Argentaria SA	5,427,391	37,981,594

Banco Santander SA (b)	14,114,679	53,538,201

CaixaBank SA	3,542,965	10,184,840

Cellnex Telecom SA (a)	464,455	28,563,851

EDP Renovaveis SA	195,473	5,445,800

Enagas SA	202,563	4,545,409

Endesa SA	258,546	5,962,773

Ferrovial SA	408,763	12,903,859

Grifols SA	239,363	5,477,348

Grifols SA (Preference), Class B	212,800	2,796,376

Iberdrola SA	4,715,393	55,681,907

Industria de Diseno Textil SA (b)	913,279	33,082,864

Mapfre SA	799,640	1,693,074

Naturgy Energy Group SA (b)	268,336	7,050,765

Red Electrica Corp. SA	352,658	7,342,957

Repsol SA	1,143,796	14,650,354

Siemens Gamesa Renewable Energy SA*	182,964	4,964,837

Telefonica SA	4,359,726	18,937,180

		354,787,394

Sweden — 6.1%

Alfa Laval AB	242,434	10,399,169

Assa Abloy AB, Class B	807,274	23,687,572

Atlas Copco AB, Class A	526,067	33,878,036

Atlas Copco AB, Class B	317,605	17,212,227

Axfood AB	85,853	2,104,958

Boliden AB	222,622	7,848,363

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Sweden — continued

Castellum AB (b)	185,042	4,932,040

Electrolux AB, Class B (b)	205,598	4,665,935

Elekta AB, Class B	282,034	3,284,127

Embracer Group AB* (b)	474,392	4,424,489

Epiroc AB, Class A	509,597	12,679,522

Epiroc AB, Class B	317,414	6,743,100

EQT AB	224,754	11,871,476

Essity AB, Class A	23,166	749,901

Essity AB, Class B	490,171	15,877,470

Evolution AB (a)	147,065	23,874,814

Fabege AB	220,787	3,737,159

Fastighets AB Balder, Class B*	85,582	6,205,381

Getinge AB, Class B	177,925	7,962,472

H & M Hennes & Mauritz AB, Class B (b)	606,340	11,406,974

Hexagon AB, Class B	1,598,761	25,729,981

Hexagon AB, Class B	4,803	77,179

Hexpol AB	211,332	2,473,148

Holmen AB, Class B	75,196	3,338,412

Husqvarna AB, Class A	20,389	292,581

Husqvarna AB, Class B (b)	336,769	4,799,266

ICA Gruppen AB	75,459	3,901,234

Industrivarden AB, Class A (b)	151,878	5,010,201

Industrivarden AB, Class C	136,855	4,451,699

Indutrade AB	216,340	6,306,627

Intrum AB	60,235	1,709,740

Investment AB Latour, Class B	110,849	4,026,415

Investor AB, Class A	466,829	10,800,349

Investor AB, Class B	1,483,003	34,218,728

Kinnevik AB, Class B*	197,110	7,736,729

L E Lundbergforetagen AB, Class B (b)	51,813	2,987,188

Lifco AB, Class B	172,473	5,029,022

Lundin Energy AB	155,942	6,158,684

Nibe Industrier AB, Class B	1,146,448	17,051,891

Nordnet AB publ	131,887	2,528,000

Saab AB, Class B	66,621	1,857,274

Sandvik AB	888,297	22,526,070

Securitas AB, Class B	263,375	4,363,249

Sinch AB* (a)	458,833	8,733,783

Skandinaviska Enskilda Banken AB, Class A	1,307,054	20,439,488

Skanska AB, Class B	325,735	8,282,106

SKF AB, Class A	12,406	292,317

SKF AB, Class B	307,661	7,145,487

SSAB AB, Class A*	180,166	1,026,647

SSAB AB, Class B*	513,892	2,568,514

Svenska Cellulosa AB SCA, Class A	25,160	397,166

Svenska Cellulosa AB SCA, Class B	487,949	7,624,238

INVESTMENTS	SHARES	VALUE($)

Sweden — continued

Svenska Handelsbanken AB, Class A (b)	1,250,520	14,333,885

Svenska Handelsbanken AB, Class B (b)	28,594	361,251

Swedbank AB, Class A (b)	755,571	16,387,356

Swedish Match AB	3,856	33,935

Swedish Match AB	1,282,208	11,305,482

Swedish Orphan Biovitrum AB*	157,932	4,291,854

Tele2 AB, Class B	407,642	5,761,354

Telefonaktiebolaget LM Ericsson, Class A	49,207	538,595

Telefonaktiebolaget LM Ericsson, Class B	2,350,789	25,659,820

Telia Co. AB (b)	2,030,588	7,998,175

Trelleborg AB, Class B	198,231	4,537,039

Volvo AB, Class A	155,233	3,669,885

Volvo AB, Class B	1,292,929	30,150,009

		572,457,238

Switzerland — 14.5%

ABB Ltd. (Registered)	1,453,909	48,100,011

Adecco Group AG (Registered)	132,768	6,688,860

Alcon, Inc.	406,754	33,727,469

Baloise Holding AG (Registered)	39,711	6,328,349

Barry Callebaut AG (Registered)	2,481	5,745,633

Chocoladefabriken Lindt & Spruengli AG	827	9,745,883

Chocoladefabriken Lindt & Spruengli AG (Registered)	85	10,202,599

Cie Financiere Richemont SA (Registered)	424,872	52,578,116

Credit Suisse Group AG (Registered)	2,049,736	21,320,763

EMS-Chemie Holding AG (Registered)	5,488	5,443,681

Geberit AG (Registered)	29,191	22,796,807

Givaudan SA (Registered)	6,458	30,429,690

Holcim Ltd.*	421,137	21,007,411

Julius Baer Group Ltd.	180,061	13,024,189

Kuehne + Nagel International AG (Registered)	41,271	12,998,322

Lonza Group AG (Registered)	60,588	49,791,244

Mediclinic International plc*	328,983	1,505,203

Nestle SA (Registered)	2,291,306	302,239,822

Novartis AG (Registered)	1,981,548	163,899,258

Partners Group Holding AG	18,491	32,302,946

Roche Holding AG	571,835	221,525,559

Roche Holding AG	22,138	9,522,064

Schindler Holding AG	33,141	8,629,505

Schindler Holding AG (Registered)	16,304	4,185,675

SGS SA (Registered)	4,933	14,604,246

Sika AG (Registered)	115,395	39,093,482

Sonova Holding AG (Registered)	44,037	18,247,690

STMicroelectronics NV	533,627	25,335,985

Straumann Holding AG (Registered)	9,328	19,418,084

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Switzerland — continued

Swatch Group AG (The)	23,557	6,483,939

Swatch Group AG (The) (Registered)	43,665	2,322,945

Swiss Life Holding AG (Registered)	25,646	14,068,542

Swisscom AG (Registered)	20,654	11,246,615

Temenos AG (Registered)	54,698	8,374,076

UBS Group AG (Registered)	3,013,653	54,856,589

Vifor Pharma AG	38,084	4,917,629

Zurich Insurance Group AG	122,495	54,292,328

		1,367,001,209

United Arab Emirates — 0.0%

NMC Health plc* ‡	23,176	—

United Kingdom — 18.8%

3i Group plc	792,148	14,793,375

abrdn plc	1,775,038	6,170,208

Admiral Group plc	219,978	8,641,213

Allfunds Group plc*	153,212	3,096,999

Ashtead Group plc	365,738	30,652,549

ASOS plc*	57,182	1,941,373

Associated British Foods plc	289,993	7,092,026

AstraZeneca plc	1,260,920	157,742,784

Auto Trader Group plc (a)	788,750	6,539,082

AVEVA Group plc	100,534	4,895,592

Aviva plc	3,198,225	17,257,363

BAE Systems plc	2,624,780	19,791,267

Barclays plc	12,973,047	35,798,798

Barratt Developments plc	829,702	7,532,099

Berkeley Group Holdings plc	91,447	5,454,683

BP plc	16,535,440	79,219,669

British American Tobacco plc	1,859,574	64,684,176

British Land Co. plc (The), REIT	763,483	5,155,020

BT Group plc*	7,140,069	13,564,914

Bunzl plc	274,549	10,147,358

Burberry Group plc	329,557	8,709,882

Centrica plc*	4,786,396	3,951,106

CNH Industrial NV	810,733	13,965,344

Coca-Cola Europacific Partners plc	162,874	8,575,316

Compass Group plc*	1,453,258	30,839,054

ConvaTec Group plc (a)	1,294,976	3,789,048

Croda International plc	115,985	15,011,993

DCC plc	82,465	6,880,910

Deliveroo plc* (a) (b)	320,919	1,187,141

Derwent London plc, REIT	91,314	4,223,800

Diageo plc	1,897,712	94,414,378

Direct Line Insurance Group plc	1,094,967	4,376,478

Dr. Martens plc*	405,703	2,047,669

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

DS Smith plc	1,117,944	5,864,373

easyJet plc* (b)	462,729	3,944,353

Entain plc*	476,646	13,356,157

Experian plc	789,147	36,183,320

GlaxoSmithKline plc	4,077,310	84,648,339

Halma plc	309,029	12,532,141

Harbour Energy plc*	458,086	2,192,561

Hargreaves Lansdown plc	289,526	6,092,480

Hiscox Ltd.	288,743	3,285,144

HSBC Holdings plc	16,889,889	101,764,460

Imperial Brands plc	772,793	16,306,836

Informa plc*	1,223,457	8,703,597

InterContinental Hotels Group plc*	152,824	10,704,876

Intertek Group plc	131,351	8,796,301

ITV plc*	2,950,978	4,343,247

J Sainsbury plc	1,423,556	5,830,682

JD Sports Fashion plc	403,031	6,007,131

Johnson Matthey plc	161,956	6,053,188

Kingfisher plc	1,718,679	7,888,036

Land Securities Group plc, REIT	611,508	5,744,799

Legal & General Group plc	4,859,274	19,163,919

Lloyds Banking Group plc	57,773,963	39,539,383

London Stock Exchange Group plc	263,631	25,662,822

M&G plc	2,116,224	5,781,738

Marks & Spencer Group plc*	1,593,822	4,006,465

Meggitt plc*	635,983	6,529,513

Melrose Industries plc	3,558,975	7,678,648

National Grid plc	3,155,121	40,396,780

NatWest Group plc	4,313,337	13,005,471

Next plc	108,243	11,797,344

Ocado Group plc*	525,559	12,971,106

Pearson plc	615,819	5,067,342

Persimmon plc	259,757	9,678,108

Phoenix Group Holdings plc	691,447	6,208,176

Prudential plc	2,235,485	45,621,649

Reckitt Benckiser Group plc	599,519	48,670,625

RELX plc	1,613,639	50,034,724

Rentokil Initial plc	1,513,424	12,181,470

Rightmove plc	712,700	6,736,844

Rolls-Royce Holdings plc*	6,810,948	12,292,675

Royal Mail plc	642,999	3,706,774

Sage Group plc (The)	912,273	8,872,325

Schroders plc	99,348	4,921,084

Schroders plc (Non-Voting)	40,817	1,379,550

Segro plc, REIT	976,955	17,267,239

Severn Trent plc	206,537	7,735,273

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

Smith & Nephew plc	717,998	12,399,879

Smiths Group plc	322,595	5,989,958

Spirax-Sarco Engineering plc	60,016	12,811,582

SSE plc	853,264	19,215,157

St. James’s Place plc	439,336	9,490,899

Standard Chartered plc	2,097,878	14,187,954

Subsea 7 SA	187,454	1,682,682

Tate & Lyle plc	381,338	3,382,827

Taylor Wimpey plc	2,968,174	6,280,089

Tesco plc	6,293,321	23,236,620

THG plc*	583,834	1,730,647

Travis Perkins plc	183,159	3,872,136

Unilever plc	2,140,095	114,584,708

United Utilities Group plc	555,047	7,888,958

Vodafone Group plc	21,813,963	32,150,563

Weir Group plc (The)	211,323	5,012,743

Whitbread plc*	163,963	7,335,339

WPP plc	1,039,880	15,031,223

		1,771,575,699

United States — 2.0%

Carnival plc*	127,400	2,571,651

Ferguson plc	188,995	28,436,832

QIAGEN NV*	187,910	10,337,688

Schneider Electric SE	463,139	79,853,583

Stellantis NV	1,809,789	36,131,454

Swiss Re AG	235,170	22,782,217

Tenaris SA	375,140	4,177,668

		184,291,093

Total Common Stocks (Cost $8,641,754,741)		9,371,165,755

Short-Term Investments — 1.7%

Investment of Cash Collateral from Securities Loaned — 1.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	110,100,856	110,100,856

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	53,626,708	53,626,708

Total Investment of Cash Collateral from Securities Loaned (Cost $163,727,564)		163,727,564

Total Investments — 101.1% (Cost $8,805,482,305)		9,534,893,319

Liabilities in Excess of Other Assets — (1.1)%		(107,439,941)

NET ASSETS — 100.0%		9,427,453,378

Percentages indicated are based on net assets.

Summary of Investments by Industry, October 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Pharmaceuticals	10.3%

Banks	7.6

Insurance	4.9

Textiles, Apparel & Luxury Goods	4.9

Oil, Gas & Consumable Fuels	4.7

Food Products	4.4

Semiconductors & Semiconductor Equipment	3.7

Chemicals	3.7

Machinery	2.7

Capital Markets	2.7

Metals & Mining	2.6

Beverages	2.5

Electric Utilities	2.3

Personal Products	2.2

Electrical Equipment	2.2

Automobiles	2.1

Health Care Equipment & Supplies	2.1

Software	2.0

Diversified Telecommunication Services	2.0

Professional Services	1.8

Aerospace & Defense	1.8

IT Services	1.7

Multi-Utilities	1.5

Industrial Conglomerates	1.4

Hotels, Restaurants & Leisure	1.3

Diversified Financial Services	1.2

Building Products	1.2

Internet & Direct Marketing Retail	1.1

Food & Staples Retailing	1.1

Air Freight & Logistics	1.0

Tobacco	1.0

Others (each less than 1.0%)	12.6

Short-Term Investments	1.7

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	SwedishDepositary Receipt
SGPS	Holding company

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $149,597,822.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

EURO STOXX 50 Index	988	12/2021	EUR	48,597,546	1,208,959

FTSE 100 Index	247	12/2021	GBP	24,458,295	537,931

					1,746,890

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%

Australia — 7.6%

Afterpay Ltd.*	50,948	4,719,793

AGL Energy Ltd.	125,523	541,334

Alumina Ltd.	473,527	715,651

AMP Ltd.*	658,022	538,361

Ampol Ltd.	48,011	1,110,556

APA Group	237,713	1,474,926

Aristocrat Leisure Ltd.	134,906	4,784,673

ASX Ltd.	39,004	2,452,877

Aurizon Holdings Ltd.	370,847	945,460

AusNet Services Ltd.	385,811	717,474

Australia & New Zealand Banking Group Ltd.	573,559	12,205,613

Bendigo & Adelaide Bank Ltd.	110,096	771,102

BHP Group Ltd. (a)	593,500	16,301,660

BHP Group plc	425,520	11,238,646

BlueScope Steel Ltd.	101,502	1,586,081

Boral Ltd.*	66,672	321,669

Brambles Ltd.	290,475	2,203,745

Challenger Ltd.	115,774	608,141

CIMIC Group Ltd.	13,171	198,471

Cochlear Ltd.	13,245	2,215,386

Coles Group Ltd.	268,747	3,482,686

Commonwealth Bank of Australia	343,787	27,249,326

Computershare Ltd.	115,553	1,644,248

Crown Resorts Ltd.*	72,306	545,043

CSL Ltd.	91,695	20,864,308

Dexus, REIT	216,694	1,777,494

Domino’s Pizza Enterprises Ltd.	12,727	1,305,512

Evolution Mining Ltd.	365,177	991,433

Fortescue Metals Group Ltd.	340,820	3,551,357

Glencore plc*	2,204,011	11,021,333

Goodman Group, REIT	338,705	5,607,902

GPT Group (The), REIT	385,931	1,506,693

Harvey Norman Holdings Ltd.	130,537	489,724

Incitec Pivot Ltd.	391,301	885,352

Insurance Australia Group Ltd.	496,644	1,799,577

LendLease Corp. Ltd.	138,729	1,099,040

Macquarie Group Ltd.	69,848	10,311,598

Magellan Financial Group Ltd.	28,883	759,799

Medibank Pvt Ltd.	554,849	1,394,408

Mirvac Group, REIT	794,329	1,695,230

National Australia Bank Ltd.	664,711	14,452,133

Newcrest Mining Ltd.	164,659	3,085,025

Northern Star Resources Ltd.	234,504	1,623,432

Orica Ltd.	82,102	942,473

Origin Energy Ltd.	354,831	1,358,995

INVESTMENTS	SHARES	VALUE($)

Australia — continued

Qantas Airways Ltd.*	186,191	754,081

QBE Insurance Group Ltd.	297,202	2,660,978

Ramsay Health Care Ltd.	37,351	1,996,266

REA Group Ltd.	10,381	1,259,929

Reece Ltd.	57,265	868,324

Rio Tinto Ltd.	74,789	5,124,001

Rio Tinto plc	215,044	13,408,307

Santos Ltd.	377,708	1,983,370

Scentre Group, REIT	1,045,705	2,385,133

SEEK Ltd.	71,234	1,770,370

Seven Group Holdings Ltd.	31,470	513,978

Sonic Healthcare Ltd.	96,316	2,922,660

South32 Ltd.	941,781	2,540,532

Stockland, REIT	480,944	1,657,785

Suncorp Group Ltd.	258,480	2,287,250

Sydney Airport*	266,417	1,652,169

Tabcorp Holdings Ltd.	447,591	1,685,338

Telstra Corp. Ltd.	838,650	2,424,101

TPG Telecom Ltd.	74,920	382,462

Transurban Group	612,940	6,245,341

Treasury Wine Estates Ltd.	145,431	1,268,963

Vicinity Centres, REIT	779,575	1,018,113

Washington H Soul Pattinson & Co. Ltd.	25,080	617,638

Wesfarmers Ltd.	228,436	9,883,451

Westpac Banking Corp.	739,113	14,379,547

WiseTech Global Ltd.	32,732	1,275,690

Woodside Petroleum Ltd.	194,132	3,393,735

Woolworths Group Ltd.	244,176	7,033,445

Worley Ltd.	74,679	613,578

		279,102,275

Austria — 0.3%

ANDRITZ AG	14,457	821,136

BAWAG Group AG (b)	14,009	881,100

Erste Group Bank AG	59,748	2,562,336

EVN AG	7,610	214,651

Mondi plc	97,826	2,443,082

Oesterreichische Post AG	6,398	269,957

OMV AG	29,012	1,756,484

Raiffeisen Bank International AG	27,171	793,935

Strabag SE	2,895	124,293

Telekom Austria AG*	28,114	242,905

Verbund AG	13,721	1,430,308

Vienna Insurance Group AG Wiener Versicherung Gruppe	7,221	210,774

voestalpine AG	22,304	847,130

		12,598,091

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Belgium — 0.9%

Ackermans & van Haaren NV	4,522	777,631

Ageas SA	36,563	1,778,706

Anheuser-Busch InBev SA	170,569	10,433,234

Elia Group SA/NV	6,777	790,629

Etablissements Franz Colruyt NV	11,795	579,109

Groupe Bruxelles Lambert SA	21,457	2,489,682

KBC Group NV	68,001	6,332,457

Proximus SADP	31,327	589,936

Sofina SA	3,175	1,404,955

Solvay SA	14,720	1,749,799

Telenet Group Holding NV	9,625	345,788

UCB SA	25,472	3,044,558

Umicore SA	40,210	2,305,502

		32,621,986

Brazil — 0.0% (c)

Yara International ASA	31,818	1,662,900

Chile — 0.0% (c)

Antofagasta plc	69,517	1,355,946

China — 0.6%

Budweiser Brewing Co. APAC Ltd. (b)	346,900	951,478

China Evergrande New Energy Vehicle Group Ltd.*(a)	499,000	238,449

Chow Tai Fook Jewellery Group Ltd.	443,400	904,359

ESR Cayman Ltd.* (b)	289,800	937,754

Prosus NV*	175,466	15,455,570

Wilmar International Ltd.	635,200	2,030,826

		20,518,436

Colombia — 0.0% (c)

Millicom International Cellular SA, SDR*	20,461	716,450

Denmark — 2.6%

Ambu A/S, Class B	34,652	986,436

AP Moller — Maersk A/S, Class A	612	1,680,343

AP Moller — Maersk A/S, Class B	1,185	3,434,069

Carlsberg A/S, Class B	20,228	3,339,963

Chr Hansen Holding A/S	20,720	1,648,584

Coloplast A/S, Class B	23,935	3,909,017

Danske Bank A/S	137,226	2,322,088

Demant A/S* (a)	20,319	985,024

DSV A/S	43,034	10,001,842

Genmab A/S*	13,231	5,944,048

GN Store Nord A/S	27,838	1,691,638

H Lundbeck A/S	12,438	346,391

Novo Nordisk A/S, Class B	332,120	36,418,590

Novozymes A/S, Class B	42,310	3,112,275

INVESTMENTS	SHARES	VALUE($)

Denmark — continued

Orsted A/S (b)	38,112	5,383,038

Pandora A/S	20,148	2,819,423

Rockwool International A/S, Class A	1,191	477,837

Rockwool International A/S, Class B	1,413	646,187

Tryg A/S	72,541	1,721,624

Vestas Wind Systems A/S	203,457	8,795,369

		95,663,786

Finland — 1.4%

Elisa OYJ	30,342	1,831,148

Fortum OYJ	87,694	2,608,028

Huhtamaki OYJ	19,322	842,499

Kesko OYJ, Class A	18,927	577,622

Kesko OYJ, Class B	55,030	1,790,924

Kone OYJ, Class B	81,260	5,541,858

Konecranes OYJ	12,929	537,777

Metso Outotec OYJ	141,961	1,426,199

Neste OYJ	86,785	4,831,481

Nokia OYJ*	1,086,265	6,234,629

Nokian Renkaat OYJ	25,472	956,529

Nordea Bank Abp	718,030	8,793,584

Orion OYJ, Class A	6,136	264,577

Orion OYJ, Class B	21,382	925,918

Sampo OYJ, Class A	101,599	5,401,138

Stora Enso OYJ, Class R	123,380	2,052,985

UPM-Kymmene OYJ	107,532	3,794,904

Wartsila OYJ Abp	97,757	1,355,718

		49,767,518

France — 9.7%

Adevinta ASA*	55,889	923,189

Aeroports de Paris*	5,184	691,672

Air Liquide SA	95,448	15,935,793

Airbus SE*	123,521	15,845,526

Alstom SA	59,192	2,109,472

Amundi SA (b)	12,274	1,093,579

Arkema SA	13,296	1,818,814

Atos SE	19,944	1,040,533

AXA SA	414,279	12,052,616

BioMerieux	9,539	1,214,969

BNP Paribas SA	231,655	15,506,345

Bollore SA	184,085	1,069,939

Bouygues SA	43,770	1,773,356

Bureau Veritas SA	58,329	1,853,989

Capgemini SE	31,627	7,374,248

Carrefour SA	127,030	2,299,735

Cie de Saint-Gobain	107,294	7,404,634

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Cie Generale des Etablissements Michelin SCA	35,933	5,649,297

Covivio, REIT	9,527	825,171

Credit Agricole SA	280,327	4,229,286

Danone SA	138,539	9,030,776

Dassault Aviation SA	4,710	492,213

Dassault Systemes SE	139,297	8,134,585

Edenred	50,284	2,720,929

Eiffage SA	16,581	1,706,602

Electricite de France SA	95,431	1,406,458

Engie SA	358,165	5,094,952

EssilorLuxottica SA	60,520	12,521,429

Faurecia SE	26,141	1,365,293

Gecina SA, REIT	10,947	1,531,910

Getlink SE	87,539	1,347,324

Hermes International	7,019	11,145,577

Ipsen SA	8,105	838,818

Kering SA	14,862	11,154,451

Legrand SA	53,885	5,878,322

L’Oreal SA	49,420	22,607,415

LVMH Moet Hennessy Louis Vuitton SE	53,899	42,263,374

Orange SA	380,504	4,149,379

Pernod Ricard SA	40,625	9,346,200

Publicis Groupe SA	47,465	3,186,489

Safran SA	70,582	9,499,617

Sanofi	231,635	23,266,387

Sartorius Stedim Biotech	4,829	2,661,606

SEB SA	6,689	1,048,095

Societe Generale SA	159,894	5,341,092

Sodexo SA*	16,636	1,618,505

Suez SA	77,285	1,758,687

Teleperformance	11,834	4,943,204

Thales SA	21,493	1,983,342

TotalEnergies SE	500,049	25,039,936

Ubisoft Entertainment SA*	18,424	964,751

Unibail-Rodamco-Westfield, REIT*	23,455	1,674,798

Valeo	46,264	1,359,332

Veolia Environnement SA	131,035	4,279,470

Vinci SA	104,754	11,199,276

Vivendi SE (a)	162,998	2,099,832

Worldline SA* (b)	50,290	2,932,721

		358,305,310

Germany — 8.1%

adidas AG	37,551	12,290,500

Allianz SE (Registered)	83,065	19,288,560

Aroundtown SA	195,089	1,355,774

INVESTMENTS	SHARES	VALUE($)

Germany — continued

BASF SE	185,046	13,318,439

Bayer AG (Registered)	197,929	11,154,821

Bayerische Motoren Werke AG	64,282	6,494,799

Bayerische Motoren Werke AG (Preference)	11,624	990,850

Beiersdorf AG	19,800	2,105,402

Brenntag SE	31,128	2,961,466

Commerzbank AG*	199,327	1,455,662

Continental AG*	21,759	2,558,237

Covestro AG (b)	38,924	2,492,642

Daimler AG (Registered)	168,121	16,688,099

Deutsche Bank AG (Registered)*	416,395	5,348,727

Deutsche Boerse AG	38,279	6,354,586

Deutsche Lufthansa AG (Registered)*	120,428	796,091

Deutsche Post AG (Registered)	199,709	12,363,392

Deutsche Telekom AG (Registered)	652,318	12,131,260

Deutsche Wohnen SE*	72,508	4,442,420

Deutsche Wohnen SE	9,000	461,014

E.ON SE	452,324	5,735,384

Evonik Industries AG	38,493	1,247,204

Fresenius Medical Care AG & Co. KGaA	40,138	2,666,331

Fresenius SE & Co. KGaA	83,256	3,784,299

GEA Group AG	33,091	1,629,772

Hannover Rueck SE	12,148	2,218,030

HeidelbergCement AG	29,581	2,227,596

Henkel AG & Co. KGaA	19,890	1,661,060

Henkel AG & Co. KGaA (Preference)	35,894	3,215,655

HOCHTIEF AG	4,839	373,330

Infineon Technologies AG	263,106	12,321,611

KION Group AG	14,540	1,588,187

LANXESS AG	17,620	1,187,278

Merck KGaA	26,039	6,153,666

MTU Aero Engines AG	10,758	2,396,212

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	28,226	8,357,340

Porsche Automobil Holding SE (Preference)	30,852	3,210,967

Puma SE	20,662	2,563,119

RWE AG	136,238	5,244,028

SAP SE	220,281	31,899,151

Sartorius AG (Preference)	4,978	3,224,439

Siemens AG (Registered)	160,975	26,171,634

Siemens Energy AG*	80,518	2,310,915

Siemens Healthineers AG (b)	56,815	3,778,535

Symrise AG	25,920	3,585,309

Talanx AG	10,696	514,373

Telefonica Deutschland Holding AG	185,778	484,029

TUI AG* (a)	228,877	766,460

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Germany — continued

Uniper SE	18,434	814,906

United Internet AG (Registered)	20,715	764,392

Volkswagen AG (Preference)	36,976	8,298,581

Vonovia SE	115,897	7,030,642

Zalando SE* (b)	38,991	3,683,893

		296,161,069

Hong Kong — 2.4%

AIA Group Ltd.	2,437,200	27,313,727

ASM Pacific Technology Ltd.	62,100	671,948

Bank of East Asia Ltd. (The)	294,000	482,827

Cathay Pacific Airways Ltd.* (a)	194,636	179,563

CK Asset Holdings Ltd.	396,500	2,449,204

CK Infrastructure Holdings Ltd.	123,000	741,567

CLP Holdings Ltd.	336,000	3,289,749

Dairy Farm International Holdings Ltd.	61,000	217,942

Hang Lung Properties Ltd.	372,000	863,358

Hang Seng Bank Ltd.	146,400	2,782,030

Henderson Land Development Co. Ltd.	263,000	1,101,229

HK Electric Investments & HK Electric Investments Ltd. (b)	463,000	461,185

HKT Trust & HKT Ltd.	733,000	994,705

Hong Kong & China Gas Co. Ltd.	2,180,100	3,386,855

Hong Kong Exchanges & Clearing Ltd.	240,100	14,464,041

Jardine Matheson Holdings Ltd.	50,900	2,956,433

Link, REIT	421,500	3,734,254

MTR Corp. Ltd.	312,000	1,701,995

New World Development Co. Ltd.	287,000	1,244,842

Power Assets Holdings Ltd.	275,000	1,680,608

Sino Land Co. Ltd.	626,000	822,805

Sun Hung Kai Properties Ltd.	309,500	4,103,455

Swire Pacific Ltd., Class A	100,500	631,802

Swire Pacific Ltd., Class B	182,500	191,715

Swire Properties Ltd.	212,200	568,901

Techtronic Industries Co. Ltd.	347,000	7,129,204

WH Group Ltd. (b)	1,576,924	1,105,446

Wharf Real Estate Investment Co. Ltd.	312,000	1,762,257

		87,033,647

Ireland — 0.7%

CRH plc	158,167	7,568,897

Flutter Entertainment plc*	30,735	5,818,338

Kerry Group plc, Class A	30,993	4,159,620

Kingspan Group plc	31,033	3,572,676

Smurfit Kappa Group plc	52,186	2,735,414

		23,854,945

INVESTMENTS	SHARES	VALUE($)

Israel — 0.4%

Azrieli Group Ltd.	7,331	685,620

Bank Hapoalim BM	238,595	2,349,913

Bank Leumi Le-Israel BM	295,395	2,822,314

Bezeq The Israeli Telecommunication Corp. Ltd.*	411,427	516,079

Elbit Systems Ltd.	4,987	786,109

ICL Group Ltd.	138,738	1,188,985

Israel Discount Bank Ltd., Class A*	234,515	1,416,994

Mizrahi Tefahot Bank Ltd.	29,803	1,084,382

Nice Ltd.*	12,717	3,595,089

Teva Pharmaceutical Industries Ltd.*	222,098	1,958,507

		16,403,992

Italy — 2.1%

A2A SpA	315,594	664,120

Amplifon SpA	18,700	951,611

Assicurazioni Generali SpA	245,275	5,340,916

Atlantia SpA*	101,486	1,961,562

Banca Mediolanum SpA (a)	43,351	436,853

Banco BPM SpA	305,266	949,314

Brembo SpA	28,928	379,959

Buzzi Unicem SpA	19,017	443,542

Davide Campari-Milano NV	107,653	1,529,120

DiaSorin SpA	3,947	892,275

Enel SpA	1,556,693	13,032,305

Eni SpA	508,493	7,287,948

Ferrari NV	25,786	6,118,682

FinecoBank Banca Fineco SpA*	122,877	2,346,680

Hera SpA	161,828	662,078

Infrastrutture Wireless Italiane SpA (b)	71,577	790,791

Intesa Sanpaolo SpA	3,444,896	9,791,010

Leonardo SpA*	81,536	598,276

Mediobanca Banca di Credito Finanziario SpA*	144,798	1,727,836

Moncler SpA	42,458	3,055,465

Nexi SpA* (b)	92,205	1,603,183

Pirelli & C SpA (b)	88,647	545,210

Poste Italiane SpA (b)	92,099	1,315,343

Prysmian SpA	54,024	2,042,598

Recordati Industria Chimica e Farmaceutica SpA	20,224	1,267,175

Salvatore Ferragamo SpA*	13,604	289,468

Snam SpA	413,038	2,339,361

Telecom Italia SpA	1,214,419	461,691

Telecom Italia SpA	2,038,362	727,186

Terna — Rete Elettrica Nazionale	283,467	2,112,056

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Italy — continued

UniCredit SpA	452,008	5,975,297

UnipolSai Assicurazioni SpA (a)	85,515	247,626

		77,886,537

Japan — 24.8%

ABC-Mart, Inc.	6,300	302,803

Acom Co. Ltd.	91,500	305,164

Advance Residence Investment Corp., REIT	279	915,517

Advantest Corp.	40,200	3,295,915

Aeon Co. Ltd.	175,700	4,041,917

AEON Financial Service Co. Ltd.	22,600	287,136

Aeon Mall Co. Ltd.	19,300	282,739

AGC, Inc.	45,800	2,280,639

Air Water, Inc.	46,500	711,454

Aisin Corp.	36,800	1,346,614

Ajinomoto Co., Inc.	110,600	3,311,440

Alfresa Holdings Corp.	42,800	603,351

Alps Alpine Co. Ltd.	41,500	405,499

Amada Co. Ltd.	72,600	717,250

ANA Holdings, Inc.*	32,200	750,293

Aozora Bank Ltd.	23,800	544,425

Asahi Group Holdings Ltd.	102,100	4,633,327

Asahi Intecc Co. Ltd.	47,500	1,252,070

Asahi Kasei Corp.	280,800	2,949,902

Asics Corp.	38,300	954,491

Astellas Pharma, Inc.	375,100	6,323,728

Bandai Namco Holdings, Inc.	44,700	3,415,911

Bank of Kyoto Ltd. (The)	15,300	688,091

Benesse Holdings, Inc.	16,300	372,914

Bridgestone Corp.	122,200	5,406,041

Brother Industries Ltd.	52,900	1,022,765

Calbee, Inc.	23,200	597,760

Canon Marketing Japan, Inc.	10,900	215,933

Canon, Inc.	209,600	4,766,173

Casio Computer Co. Ltd.	46,600	659,442

Central Japan Railway Co.	41,500	6,156,137

Chiba Bank Ltd. (The)	149,500	926,633

Chubu Electric Power Co., Inc.	145,100	1,501,950

Chugai Pharmaceutical Co. Ltd.	128,500	4,804,536

Chugoku Electric Power Co., Inc. (The)	65,500	543,312

Coca-Cola Bottlers Japan Holdings, Inc.	30,300	416,976

Concordia Financial Group Ltd.	243,700	968,628

Cosmos Pharmaceutical Corp.	4,400	672,395

CyberAgent, Inc.	82,500	1,382,333

Dai Nippon Printing Co. Ltd.	55,600	1,377,494

Daicel Corp.	57,400	429,769

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Daifuku Co. Ltd.	25,500	2,347,516

Dai-ichi Life Holdings, Inc.	225,000	4,733,676

Daiichi Sankyo Co. Ltd.	368,700	9,303,179

Daikin Industries Ltd.	59,100	12,943,777

Daito Trust Construction Co. Ltd.	13,900	1,723,379

Daiwa House Industry Co. Ltd.	134,200	4,427,285

Daiwa House REIT Investment Corp., REIT	424	1,216,725

Daiwa Securities Group, Inc.	308,100	1,730,952

DeNA Co. Ltd.	16,900	312,180

Denso Corp.	104,800	7,597,494

Dentsu Group, Inc.	50,000	1,827,186

DIC Corp.	16,700	442,162

Disco Corp.	6,000	1,617,586

East Japan Railway Co.	76,100	4,740,003

Eisai Co. Ltd.	59,700	4,230,115

Electric Power Development Co. Ltd.	35,000	462,686

ENEOS Holdings, Inc.	650,800	2,624,189

Ezaki Glico Co. Ltd.	11,600	421,004

FANUC Corp.	38,600	7,628,178

Fast Retailing Co. Ltd.	13,200	8,762,394

Fuji Electric Co. Ltd.	30,100	1,471,819

Fuji Media Holdings, Inc.	9,600	99,509

FUJIFILM Holdings Corp.	80,900	6,251,743

Fujitsu Ltd.	37,100	6,411,984

Fukuoka Financial Group, Inc.	38,500	691,665

GLP J-REIT, REIT	905	1,476,109

GMO Payment Gateway, Inc.	8,900	1,127,597

Hakuhodo DY Holdings, Inc.	61,300	999,411

Hamamatsu Photonics KK	29,600	1,756,831

Hankyu Hanshin Holdings, Inc.	48,700	1,509,972

Harmonic Drive Systems, Inc.	10,100	457,851

Haseko Corp.	45,500	592,458

Hikari Tsushin, Inc.	4,100	632,032

Hino Motors Ltd.	57,900	547,716

Hirose Electric Co. Ltd.	6,700	1,120,447

Hisamitsu Pharmaceutical Co., Inc.	17,200	586,805

Hitachi Construction Machinery Co. Ltd.	20,800	663,644

Hitachi Ltd.	195,100	11,242,552

Hitachi Metals Ltd.*	40,800	772,371

Honda Motor Co. Ltd.	346,700	10,254,645

Hoshizaki Corp.	12,000	1,009,091

Hoya Corp.	74,500	10,967,037

Hulic Co. Ltd.	117,800	1,132,706

Ibiden Co. Ltd.	27,000	1,622,320

Idemitsu Kosan Co. Ltd.	49,800	1,360,153

Iida Group Holdings Co. Ltd.	36,200	892,493

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Inpex Corp.	218,000	1,817,972

Isetan Mitsukoshi Holdings Ltd.	79,900	584,145

Isuzu Motors Ltd.	125,500	1,688,327

ITOCHU Corp.	300,100	8,559,112

Itochu Techno-Solutions Corp.	19,300	609,673

Izumi Co. Ltd.	9,100	275,900

J Front Retailing Co. Ltd.	54,500	505,156

Japan Airlines Co. Ltd.*	29,100	626,273

Japan Airport Terminal Co. Ltd.*	18,800	932,622

Japan Exchange Group, Inc.	108,100	2,559,599

Japan Metropolitan Fund Invest, REIT	1,410	1,295,112

Japan Post Holdings Co. Ltd.*	242,900	1,866,421

Japan Post Insurance Co. Ltd.	41,000	665,213

Japan Prime Realty Investment Corp., REIT	193	707,906

Japan Real Estate Investment Corp., REIT	279	1,710,057

Japan Tobacco, Inc.	221,600	4,350,268

JFE Holdings, Inc.	116,500	1,780,173

JGC Holdings Corp.	52,200	490,540

JSR Corp.	43,400	1,574,100

JTEKT Corp.	49,800	440,811

Kajima Corp.	100,100	1,232,508

Kakaku.com, Inc.	26,300	872,764

Kamigumi Co. Ltd.	22,100	444,982

Kaneka Corp.	13,700	525,380

Kansai Electric Power Co., Inc. (The)	166,400	1,532,063

Kansai Paint Co. Ltd.	52,300	1,211,059

Kao Corp.	95,700	5,413,564

Kawasaki Heavy Industries Ltd.	33,800	685,885

KDDI Corp.	334,200	10,219,839

Keihan Holdings Co. Ltd.	21,700	570,853

Keikyu Corp.	55,600	627,525

Keio Corp.	24,600	1,241,752

Keisei Electric Railway Co. Ltd.	34,700	1,116,675

Kewpie Corp.	24,200	530,812

Keyence Corp.	38,700	23,359,892

Kikkoman Corp.	39,100	3,197,992

Kinden Corp.	26,700	438,164

Kintetsu Group Holdings Co. Ltd.*	38,400	1,208,756

Kirin Holdings Co. Ltd.	167,600	2,917,220

Kobayashi Pharmaceutical Co. Ltd.	11,700	936,772

Kobe Bussan Co. Ltd.	25,300	871,501

Koito Manufacturing Co. Ltd.	25,900	1,469,519

Komatsu Ltd.	196,000	5,133,499

Konami Holdings Corp.	20,200	1,111,618

Kose Corp.	7,000	812,881

K’s Holdings Corp.	39,400	406,715

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Kubota Corp.	231,300	4,927,387

Kuraray Co. Ltd.	71,500	647,008

Kurita Water Industries Ltd.	21,500	1,061,919

Kyocera Corp.	70,800	4,145,124

Kyowa Kirin Co. Ltd.	51,100	1,680,581

Kyushu Electric Power Co., Inc.	95,500	672,739

Kyushu Railway Co.	31,700	709,591

Lasertec Corp.	15,600	3,383,886

Lawson, Inc.	10,100	488,432

Lion Corp.	60,300	1,004,260

Lixil Corp.	58,700	1,507,997

M3, Inc.	86,200	5,079,795

Mabuchi Motor Co. Ltd.	11,500	396,500

Makita Corp.	56,400	2,617,633

Marubeni Corp.	350,300	2,972,408

Marui Group Co. Ltd.	45,200	886,992

Maruichi Steel Tube Ltd.	15,500	352,187

MatsukiyoCocokara & Co.	27,300	1,210,469

Mazda Motor Corp.*	120,900	1,087,407

McDonald’s Holdings Co. Japan Ltd.	15,000	670,373

Mebuki Financial Group, Inc.	237,500	486,285

Medipal Holdings Corp.	42,500	768,920

MEIJI Holdings Co. Ltd.	29,200	1,842,776

Mercari, Inc.*	22,400	1,212,051

MINEBEA MITSUMI, Inc.	81,800	2,070,934

MISUMI Group, Inc.	57,300	2,396,502

Mitsubishi Chemical Holdings Corp.	285,400	2,362,379

Mitsubishi Corp.	299,300	9,517,134

Mitsubishi Electric Corp.	432,600	5,809,576

Mitsubishi Estate Co. Ltd.	280,300	4,259,717

Mitsubishi Gas Chemical Co., Inc.	41,900	843,289

Mitsubishi HC Capital, Inc.	159,600	800,266

Mitsubishi Heavy Industries Ltd.	68,000	1,738,955

Mitsubishi Logistics Corp.	15,600	435,637

Mitsubishi Materials Corp.	26,500	514,438

Mitsubishi Motors Corp.*	138,200	442,312

Mitsubishi UFJ Financial Group, Inc.	2,599,700	14,255,451

Mitsui & Co. Ltd.	330,900	7,572,486

Mitsui Chemicals, Inc.	41,200	1,225,034

Mitsui Fudosan Co. Ltd.	194,500	4,447,017

Mitsui OSK Lines Ltd.	24,300	1,532,151

Mizuho Financial Group, Inc.	511,600	6,752,085

MonotaRO Co. Ltd.	49,500	1,128,193

MS&AD Insurance Group Holdings, Inc.	94,500	3,053,045

Murata Manufacturing Co. Ltd.	129,300	9,591,291

Nabtesco Corp.	24,400	791,867

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Nagoya Railroad Co. Ltd.*	39,600	654,299

Nankai Electric Railway Co. Ltd.	22,800	452,506

NEC Corp.	55,000	2,816,112

Nexon Co. Ltd.	92,900	1,581,265

NGK Insulators Ltd.	55,200	919,144

NGK Spark Plug Co. Ltd.	34,600	552,735

NH Foods Ltd.	20,700	727,971

Nidec Corp.	110,500	12,238,740

Nihon M&A Center Holdings, Inc.	60,100	1,845,334

Nikon Corp.	70,100	772,906

Nintendo Co. Ltd.	23,900	10,555,603

Nippon Building Fund, Inc., REIT	333	2,163,483

Nippon Express Co. Ltd.	17,400	1,089,144

Nippon Paint Holdings Co. Ltd.	291,300	3,116,863

Nippon Prologis REIT, Inc., REIT	520	1,736,818

Nippon Sanso Holdings Corp.	42,900	1,012,808

Nippon Shinyaku Co. Ltd.	12,300	985,432

Nippon Steel Corp.	191,600	3,359,278

Nippon Telegraph & Telephone Corp.	259,300	7,265,312

Nippon Television Holdings, Inc.	10,600	114,201

Nippon Yusen KK	34,300	2,471,565

Nissan Chemical Corp.	29,000	1,614,101

Nissan Motor Co. Ltd.*	484,700	2,467,056

Nisshin Seifun Group, Inc.	52,700	832,165

Nissin Foods Holdings Co. Ltd.	16,800	1,284,190

Nitori Holdings Co. Ltd.	17,500	3,214,934

Nitto Denko Corp.	30,200	2,359,833

Nomura Holdings, Inc.	618,900	2,947,522

Nomura Real Estate Holdings, Inc.	23,600	575,354

Nomura Real Estate Master Fund, Inc., REIT	950	1,422,593

Nomura Research Institute Ltd.	87,400	3,498,977

NSK Ltd.	98,800	663,882

NTT Data Corp.	130,000	2,607,907

Obayashi Corp.	145,400	1,227,502

Obic Co. Ltd.	13,400	2,477,977

Odakyu Electric Railway Co. Ltd.	69,800	1,513,223

Oji Holdings Corp.	204,400	1,013,157

Olympus Corp.	261,800	5,671,385

Omron Corp.	41,600	3,978,401

Ono Pharmaceutical Co. Ltd.	100,100	2,100,272

Oracle Corp.	6,700	633,984

Orient Corp.	121,200	166,327

Oriental Land Co. Ltd.	46,200	7,296,817

ORIX Corp.	246,100	4,891,559

Orix JREIT, Inc., REIT	556	922,463

Osaka Gas Co. Ltd.	83,900	1,352,299

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Otsuka Corp.	23,700	1,167,380

Otsuka Holdings Co. Ltd.	112,400	4,445,339

Pan Pacific International Holdings Corp.	107,300	2,252,967

Panasonic Corp.	469,700	5,808,326

Park24 Co. Ltd.	23,400	358,436

PeptiDream, Inc.*	21,000	507,616

Persol Holdings Co. Ltd.	38,200	1,026,765

Pigeon Corp.	24,500	567,327

Pola Orbis Holdings, Inc.	17,100	365,115

Rakuten Group, Inc.	184,200	2,016,628

Recruit Holdings Co. Ltd.	341,700	22,729,549

Renesas Electronics Corp.*	280,400	3,449,321

Resona Holdings, Inc.	489,300	1,838,104

Ricoh Co. Ltd.	150,100	1,461,650

Rinnai Corp.	8,000	821,380

Rohm Co. Ltd.	17,600	1,609,301

Ryohin Keikaku Co. Ltd.	53,200	1,048,372

Santen Pharmaceutical Co. Ltd.	80,700	1,137,463

SBI Holdings, Inc.	49,300	1,277,830

SCSK Corp.	30,900	625,326

Secom Co. Ltd.	43,200	2,945,050

Sega Sammy Holdings, Inc.	35,400	503,403

Seibu Holdings, Inc.*	54,700	597,518

Seiko Epson Corp.	62,800	1,118,221

Sekisui Chemical Co. Ltd.	89,300	1,467,085

Sekisui House Ltd.	131,000	2,723,593

Seria Co. Ltd.	9,300	307,027

Seven & i Holdings Co. Ltd.	160,700	6,746,954

Seven Bank Ltd.	147,300	311,385

SG Holdings Co. Ltd.	102,000	2,561,331

Sharp Corp.	43,200	509,552

Shimadzu Corp.	55,500	2,254,811

Shimamura Co. Ltd.	4,900	414,895

Shimano, Inc.	17,000	4,743,231

Shimizu Corp.	141,400	1,036,016

Shin-Etsu Chemical Co. Ltd.	79,700	14,213,146

Shinsei Bank Ltd.	25,600	422,776

Shionogi & Co. Ltd.	57,100	3,722,938

Shiseido Co. Ltd.	80,600	5,378,195

Shizuoka Bank Ltd. (The)	119,900	965,481

Showa Denko KK	36,800	922,945

SMC Corp.	12,500	7,459,565

SoftBank Corp.	559,400	7,635,630

SoftBank Group Corp.	253,400	13,718,418

Sohgo Security Services Co. Ltd.	17,500	748,715

Sojitz Corp.	43,380	715,729

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Sompo Holdings, Inc.	71,500	3,100,729

Sony Group Corp.	254,100	29,423,860

Square Enix Holdings Co. Ltd.	18,000	986,042

Stanley Electric Co. Ltd.	30,400	766,238

Subaru Corp.	124,000	2,432,234

SUMCO Corp.	64,500	1,232,505

Sumitomo Chemical Co. Ltd.	333,600	1,643,419

Sumitomo Corp.	252,100	3,592,341

Sumitomo Dainippon Pharma Co. Ltd.	38,700	547,279

Sumitomo Electric Industries Ltd.	160,000	2,123,658

Sumitomo Heavy Industries Ltd.	24,800	638,489

Sumitomo Metal Mining Co. Ltd.	55,100	2,137,456

Sumitomo Mitsui Financial Group, Inc.	276,900	8,985,310

Sumitomo Mitsui Trust Holdings, Inc.	75,600	2,486,776

Sumitomo Realty & Development Co. Ltd.	95,900	3,465,819

Sumitomo Rubber Industries Ltd.	37,700	464,618

Sundrug Co. Ltd.	13,700	400,945

Suntory Beverage & Food Ltd.	25,500	989,462

Suzuken Co. Ltd.	15,800	439,840

Suzuki Motor Corp.	98,900	4,410,633

Sysmex Corp.	34,200	4,240,489

T&D Holdings, Inc.	118,700	1,522,405

Taiheiyo Cement Corp.	24,600	522,658

Taisei Corp.	41,600	1,305,372

Taisho Pharmaceutical Holdings Co. Ltd.	11,500	617,103

Takeda Pharmaceutical Co. Ltd.	318,800	8,947,387

TBS Holdings, Inc.	7,100	112,305

TDK Corp.	78,300	2,846,439

Teijin Ltd.	39,900	535,567

Terumo Corp.	153,000	6,749,719

THK Co. Ltd.	24,800	533,290

TIS, Inc.	46,300	1,261,345

Tobu Railway Co. Ltd.	42,400	1,055,660

Toho Co. Ltd.	28,200	1,324,953

Toho Gas Co. Ltd.	20,000	592,449

Tohoku Electric Power Co., Inc.	101,300	657,248

Tokio Marine Holdings, Inc.	140,500	7,400,140

Tokyo Century Corp.	9,700	555,382

Tokyo Electric Power Co. Holdings, Inc.*	161,900	448,463

Tokyo Electron Ltd.	31,700	14,773,249

Tokyo Gas Co. Ltd.	82,600	1,433,353

Tokyo Tatemono Co. Ltd.	42,300	621,742

Tokyu Corp.	114,600	1,615,655

Tokyu Fudosan Holdings Corp.	122,100	707,498

TOPPAN, Inc.	70,500	1,138,021

Toray Industries, Inc.	328,900	2,049,545

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Toshiba Corp.	91,700	3,955,219

Tosoh Corp.	65,500	1,103,087

TOTO Ltd.	32,100	1,550,889

Toyo Seikan Group Holdings Ltd.	32,300	383,531

Toyo Suisan Kaisha Ltd.	20,600	887,635

Toyoda Gosei Co. Ltd.	14,900	304,889

Toyota Boshoku Corp.	20,400	392,232

Toyota Industries Corp.	41,400	3,519,522

Toyota Motor Corp.	2,596,500	45,813,076

Toyota Tsusho Corp.	47,800	2,073,383

Trend Micro, Inc.	28,400	1,605,179

Tsumura & Co.	13,900	433,199

Tsuruha Holdings, Inc.	8,100	999,096

Unicharm Corp.	90,100	3,643,898

United Urban Investment Corp., REIT	628	782,839

USS Co. Ltd.	44,800	722,100

Welcia Holdings Co. Ltd.	20,700	772,760

West Japan Railway Co.	48,300	2,280,033

Workman Co. Ltd.	4,800	255,215

Yakult Honsha Co. Ltd.	32,400	1,637,114

Yamada Holdings Co. Ltd.	146,100	558,292

Yamaha Corp.	33,200	2,097,512

Yamaha Motor Co. Ltd.	63,600	1,772,775

Yamato Holdings Co. Ltd.	69,700	1,713,449

Yamazaki Baking Co. Ltd.	35,900	545,350

Yaskawa Electric Corp.	53,700	2,325,860

Yokogawa Electric Corp.	48,200	963,145

Yokohama Rubber Co. Ltd. (The)	27,000	456,871

Z Holdings Corp.	524,500	3,256,107

ZOZO, Inc.	22,600	725,427

		912,953,521

Jordan — 0.0% (c)

Hikma Pharmaceuticals plc	36,273	1,195,627

Luxembourg — 0.2%

ArcelorMittal SA	135,254	4,574,313

Eurofins Scientific SE	25,753	3,039,241

RTL Group SA	7,483	432,205

		8,045,759

Macau — 0.1%

Galaxy Entertainment Group Ltd.*	403,000	2,168,433

MGM China Holdings Ltd.*	170,000	124,733

Sands China Ltd.*	489,200	1,114,972

SJM Holdings Ltd.*	424,000	315,337

Wynn Macau Ltd.*	298,400	266,851

		3,990,326

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Mexico — 0.0% (c)

Fresnillo plc	37,115	436,790

Netherlands — 5.3%

Adyen NV* (b)	6,136	18,514,217

Aegon NV	284,163	1,441,358

Akzo Nobel NV	37,767	4,340,071

Argenx SE*	793	219,185

Argenx SE*	9,471	2,851,330

ASML Holding NV	84,518	68,704,704

EXOR NV	22,822	2,152,821

GrandVision NV (b)	11,790	387,070

HAL Trust	17,473	3,051,001

Heineken Holding NV	20,310	1,882,231

Heineken NV	47,579	5,266,478

ING Groep NV	786,544	11,931,013

JDE Peet’s NV	17,175	500,117

Koninklijke Ahold Delhaize NV	210,682	6,854,005

Koninklijke DSM NV	35,215	7,693,712

Koninklijke KPN NV	711,267	2,125,221

Koninklijke Philips NV	184,828	8,719,293

Koninklijke Vopak NV	13,173	524,258

NN Group NV	64,045	3,423,639

Randstad NV	25,204	1,810,843

Royal Dutch Shell plc, Class A	826,276	18,929,058

Royal Dutch Shell plc, Class B	746,685	17,135,463

Wolters Kluwer NV	53,898	5,644,116

		194,101,204

New Zealand — 0.3%

a2 Milk Co. Ltd. (The)* (a)	149,795	705,602

Auckland International Airport Ltd.*	243,289	1,394,505

Contact Energy Ltd.	156,365	917,524

Fisher & Paykel Healthcare Corp. Ltd.	116,127	2,601,654

Fletcher Building Ltd.	165,437	850,895

Mercury NZ Ltd.	126,253	555,243

Meridian Energy Ltd.	242,609	869,097

Ryman Healthcare Ltd.	84,617	875,721

Spark New Zealand Ltd.	376,170	1,231,458

		10,001,699

Norway — 0.7%

Aker ASA, Class A	4,793	441,773

Aker BP ASA	21,766	835,203

DNB Bank ASA(a)	181,149	4,310,745

Equinor ASA	216,588	5,487,980

Gjensidige Forsikring ASA	38,279	953,096

Kongsberg Gruppen ASA	18,016	591,232

INVESTMENTS	SHARES	VALUE($)

Norway — continued

Leroy Seafood Group ASA	56,414	512,899

Mowi ASA	90,641	2,628,335

Norsk Hydro ASA	275,117	2,020,863

Orkla ASA	151,319	1,471,792

Salmar ASA	11,266	859,489

Schibsted ASA, Class A	15,365	793,836

Schibsted ASA, Class B	20,138	909,177

Storebrand ASA	94,250	1,010,844

Telenor ASA	129,696	2,049,263

		24,876,527

Poland — 0.4%

Allegro.eu SA* (b)	78,339	885,956

Bank Polska Kasa Opieki SA	35,429	1,170,578

CD Projekt SA	14,207	619,180

Cyfrowy Polsat SA	54,117	483,976

Dino Polska SA* (b)	9,679	864,636

Grupa Lotos SA*	17,506	272,131

ING Bank Slaski SA*	6,553	446,760

KGHM Polska Miedz SA	27,400	1,053,617

LPP SA	213	765,052

mBank SA*	2,646	374,480

Orange Polska SA*	129,556	252,803

PGE Polska Grupa Energetyczna SA*	161,983	398,604

Polski Koncern Naftowy ORLEN SA	58,596	1,263,732

Polskie Gornictwo Naftowe i Gazownictwo SA	325,964	491,496

Powszechna Kasa Oszczednosci Bank Polski SA*	173,768	2,127,596

Powszechny Zaklad Ubezpieczen SA	114,822	1,148,796

Santander Bank Polska SA	6,794	630,927

		13,250,320

Portugal — 0.1%

EDP — Energias de Portugal SA	591,234	3,336,122

Galp Energia SGPS SA	91,667	952,231

Jeronimo Martins SGPS SA	49,446	1,120,328

		5,408,681

Russia — 0.1%

Coca-Cola HBC AG*	39,563	1,371,262

Evraz plc	103,198	876,564

Polymetal International plc	67,739	1,252,218

		3,500,044

Singapore — 1.1%

Ascendas, REIT	674,300	1,544,438

CapitaLand Integrated Commercial Trust, REIT	1,004,837	1,600,159

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Singapore — continued

Capitaland Investment Ltd.*	507,300	1,294,113

City Developments Ltd.	94,700	514,076

ComfortDelGro Corp. Ltd.	412,500	478,083

DBS Group Holdings Ltd.	364,900	8,526,933

Frasers Property Ltd.	167,900	145,807

Genting Singapore Ltd.	1,142,400	660,539

Great Eastern Holdings Ltd.	11,600	185,263

Jardine Cycle & Carriage Ltd.	19,900	332,673

Keppel, REIT	393,500	329,345

Keppel Corp. Ltd.	289,600	1,155,674

Mapletree Commercial Trust, REIT	441,600	714,298

Mapletree North Asia Commercial Trust, REIT (b)	429,500	325,444

Olam International Ltd.	178,400	224,893

Oversea-Chinese Banking Corp. Ltd.	808,800	7,070,396

SATS Ltd.*	135,600	421,734

Sembcorp Industries Ltd.	182,600	272,527

Singapore Airlines Ltd.*	267,850	1,031,771

Singapore Exchange Ltd.	165,800	1,189,899

Singapore Technologies Engineering Ltd.	307,700	873,815

Singapore Telecommunications Ltd.	1,430,400	2,653,731

Suntec, REIT	436,100	482,823

United Overseas Bank Ltd.	311,000	6,182,162

UOL Group Ltd.	95,300	511,135

Venture Corp. Ltd.	54,400	759,876

		39,481,607

South Africa — 0.3%

Anglo American plc	274,627	10,447,636

South Korea — 0.1%

Delivery Hero SE* (b)	38,162	4,759,759

Spain — 2.4%

Acciona SA	4,973	955,030

ACS Actividades de Construccion y Servicios SA	54,453	1,427,193

Aena SME SA* (b)	14,808	2,432,015

Amadeus IT Group SA*	90,762	6,071,790

Banco Bilbao Vizcaya Argentaria SA	1,343,379	9,401,142

Banco Santander SA (a)	3,493,619	13,251,600

CaixaBank SA	876,950	2,520,938

Cellnex Telecom SA (b)	114,966	7,070,377

EDP Renovaveis SA	48,383	1,347,931

Enagas SA	50,144	1,125,205

Endesa SA	63,992	1,475,829

Ferrovial SA	101,177	3,193,963

Grifols SA	59,238	1,355,544

INVESTMENTS	SHARES	VALUE($)

Spain — continued

Grifols SA (Preference), Class B	52,669	692,116

Iberdrola SA	1,167,144	13,782,267

Industria de Diseno Textil SA (a)	226,048	8,188,423

Mapfre SA	198,540	420,368

Naturgy Energy Group SA	66,418	1,745,191

Red Electrica Corp. SA	87,209	1,815,844

Repsol SA	283,106	3,626,174

Siemens Gamesa Renewable Energy SA*	45,286	1,228,863

Telefonica SA	1,079,103	4,687,260

		87,815,063

Sweden — 3.9%

Alfa Laval AB	60,003	2,573,820

Assa Abloy AB, Class B	199,808	5,862,900

Atlas Copco AB, Class A	130,217	8,385,807

Atlas Copco AB, Class B	78,617	4,260,555

Axfood AB	21,141	518,339

Boliden AB	55,106	1,942,719

Castellum AB (a)	45,805	1,220,869

Electrolux AB, Class B (a)	50,896	1,155,057

Elekta AB, Class B (a)	69,804	812,828

Embracer Group AB*	117,414	1,095,080

Epiroc AB, Class A	126,133	3,138,374

Epiroc AB, Class B	78,569	1,669,109

EQT AB	55,637	2,938,739

Essity AB, Class A	5,687	184,092

Essity AB, Class B	121,319	3,929,728

Evolution AB (b)	36,404	5,909,895

Fabege AB	54,647	924,984

Fastighets AB Balder, Class B*	21,187	1,536,227

Getinge AB, Class B	44,037	1,970,737

H & M Hennes & Mauritz AB, Class B (a)	150,084	2,823,505

Hexagon AB, Class B	396,915	6,387,831

Hexpol AB	52,472	614,062

Holmen AB, Class B	18,665	828,654

Husqvarna AB, Class A	4,941	70,903

Husqvarna AB, Class B	83,363	1,187,999

ICA Gruppen AB	18,642	963,792

Industrivarden AB, Class A (a)	37,705	1,243,831

Industrivarden AB, Class C	33,867	1,101,646

Indutrade AB	53,550	1,561,061

Intrum AB	14,959	424,604

Investment AB Latour, Class B	27,441	996,751

Investor AB, Class A	115,545	2,673,198

Investor AB, Class B	367,066	8,469,660

Kinnevik AB, Class B*	48,787	1,914,930

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Sweden — continued

L E Lundbergforetagen AB, Class B	12,864	741,652

Lifco AB, Class B	42,695	1,244,914

Lundin Energy AB	38,596	1,524,288

Nibe Industrier AB, Class B	283,776	4,220,791

Nordnet AB publ	32,739	627,539

Saab AB, Class B	16,402	457,258

Sandvik AB	219,868	5,575,570

Securitas AB, Class B	65,188	1,079,949

Sinch AB* (b)	113,565	2,161,684

Skandinaviska Enskilda Banken AB, Class A	323,524	5,059,213

Skanska AB, Class B	80,633	2,050,167

SKF AB, Class A	2,905	68,449

SKF AB, Class B	76,151	1,768,622

SSAB AB, Class A*	44,738	254,932

SSAB AB, Class B*	127,193	635,731

Svenska Cellulosa AB SCA, Class A	6,248	98,629

Svenska Cellulosa AB SCA, Class B	120,781	1,887,212

Svenska Handelsbanken AB, Class A	309,533	3,547,973

Svenska Handelsbanken AB, Class B (a)	7,427	93,831

Swedbank AB, Class A (a)	187,015	4,056,113

Swedish Match AB	318,323	2,806,717

Swedish Orphan Biovitrum AB*	39,786	1,081,198

Tele2 AB, Class B	100,904	1,426,113

Telefonaktiebolaget LM Ericsson, Class A	12,338	135,046

Telefonaktiebolaget LM Ericsson, Class B	581,856	6,351,195

Telia Co. AB (a)	502,990	1,981,201

Trelleborg AB, Class B	48,873	1,118,587

Volvo AB, Class A	38,552	911,413

Volvo AB, Class B	320,030	7,462,828

		141,721,101

Switzerland — 9.2%

ABB Ltd. (Registered)	359,873	11,905,763

Adecco Group AG (Registered)	32,865	1,655,741

Alcon, Inc.	100,676	8,347,912

Baloise Holding AG (Registered)	9,832	1,566,829

Barry Callebaut AG (Registered)	608	1,408,039

Chocoladefabriken Lindt & Spruengli AG	213	2,510,125

Chocoladefabriken Lindt & Spruengli AG (Registered)	22	2,640,673

Cie Financiere Richemont SA (Registered)	105,167	13,014,467

Credit Suisse Group AG (Registered)	507,344	5,277,246

EMS-Chemie Holding AG (Registered)	1,368	1,356,953

Geberit AG (Registered)	7,228	5,644,730

Givaudan SA (Registered)	1,600	7,539,099

Holcim Ltd.*	104,237	5,199,613

INVESTMENTS	SHARES	VALUE($)

Switzerland — continued

Julius Baer Group Ltd.	44,570	3,223,841

Kuehne + Nagel International AG (Registered)	10,219	3,218,479

Lonza Group AG (Registered)	15,005	12,331,115

Mediclinic International plc*	81,693	373,772

Nestle SA (Registered)	567,138	74,809,601

Novartis AG (Registered)	490,463	40,567,537

Partners Group Holding AG	4,572	7,987,079

Roche Holding AG	141,545	54,833,711

Roche Holding AG	5,480	2,357,074

Schindler Holding AG	8,203	2,135,959

Schindler Holding AG (Registered)	4,054	1,040,771

SGS SA (Registered)	1,223	3,620,716

Sika AG (Registered)	28,567	9,677,919

Sonova Holding AG (Registered) (a)	10,898	4,515,824

STMicroelectronics NV	132,084	6,271,194

Straumann Holding AG (Registered)	2,307	4,802,478

Swatch Group AG (The)	5,831	1,604,952

Swatch Group AG (The) (Registered)	10,836	576,467

Swiss Life Holding AG (Registered)	6,354	3,485,593

Swisscom AG (Registered)	5,114	2,784,700

Temenos AG (Registered)	13,533	2,071,856

UBS Group AG (Registered)	745,927	13,577,877

Vifor Pharma AG	9,429	1,217,528

Zurich Insurance Group AG	30,313	13,435,351

		338,588,584

United Arab Emirates — 0.0%

NMC Health plc* ‡	300	—

United Kingdom — 12.0%

3i Group plc	196,070	3,661,610

abrdn plc	439,350	1,527,224

Admiral Group plc	54,455	2,139,111

Allfunds Group plc*	38,043	768,994

Ashtead Group plc	90,522	7,586,660

ASOS plc*	14,080	478,027

Associated British Foods plc	71,774	1,755,294

AstraZeneca plc	312,100	39,044,129

Auto Trader Group plc (b)	195,226	1,618,509

AVEVA Group plc	24,879	1,211,505

Aviva plc	791,613	4,271,480

BAE Systems plc	649,684	4,898,723

Barclays plc	3,211,056	8,860,829

Barratt Developments plc	205,362	1,864,292

Berkeley Group Holdings plc	22,635	1,350,146

BP plc	4,092,799	19,608,198

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

British American Tobacco plc	460,284	16,010,705

British Land Co. plc (The), REIT	188,974	1,275,948

BT Group plc*	1,767,286	3,357,542

Bunzl plc	67,955	2,511,624

Burberry Group plc	81,569	2,155,792

Centrica plc*	1,184,718	977,969

CK Hutchison Holdings Ltd.	542,500	3,637,149

CNH Industrial NV	200,666	3,456,588

Coca-Cola Europacific Partners plc	40,319	2,122,795

Compass Group plc*	359,706	7,633,189

ConvaTec Group plc (b)	320,523	937,837

Croda International plc	28,718	3,716,984

DCC plc	20,416	1,703,519

Deliveroo plc* (a) (b)	80,367	297,293

Derwent London plc, REIT	22,600	1,045,381

Diageo plc	469,711	23,368,916

Direct Line Insurance Group plc	271,021	1,083,245

Dr. Martens plc*	100,735	508,431

DS Smith plc	276,718	1,451,573

easyJet plc*	114,537	976,326

Entain plc*	117,981	3,305,960

Experian plc	195,329	8,956,065

GlaxoSmithKline plc	1,009,201	20,951,850

Halma plc	76,487	3,101,799

Harbour Energy plc*	113,745	544,424

Hargreaves Lansdown plc	71,671	1,508,169

Hiscox Ltd.	71,286	811,049

HSBC Holdings plc	4,180,541	25,188,472

Imperial Brands plc	191,275	4,036,126

Informa plc*	302,832	2,154,328

InterContinental Hotels Group plc*	37,820	2,649,181

Intertek Group plc	32,516	2,177,528

ITV plc*	729,901	1,074,268

J Sainsbury plc	352,316	1,443,036

JD Sports Fashion plc	99,765	1,486,986

Johnson Matthey plc	40,081	1,498,048

Kingfisher plc	425,405	1,952,435

Land Securities Group plc, REIT	151,368	1,422,023

Legal & General Group plc	1,202,759	4,743,420

Lloyds Banking Group plc	14,300,045	9,786,674

London Stock Exchange Group plc	65,254	6,352,067

M&G plc	523,804	1,431,086

Marks & Spencer Group plc*	394,499	991,671

Meggitt plc*	157,419	1,616,190

Melrose Industries plc	880,915	1,900,614

National Grid plc	780,954	9,998,991

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

NatWest Group plc	1,067,632	3,219,099

Next plc	26,785	2,919,282

Ocado Group plc*	130,086	3,210,599

Pearson plc	152,431	1,254,297

Persimmon plc	64,288	2,395,262

Phoenix Group Holdings plc	171,148	1,536,657

Prudential plc	553,318	11,292,082

Reckitt Benckiser Group plc	148,390	12,046,714

RELX plc	399,396	12,384,225

Rentokil Initial plc	374,601	3,015,144

Rightmove plc	176,401	1,667,442

Rolls-Royce Holdings plc*	1,685,831	3,042,656

Royal Mail plc	159,162	917,540

Sage Group plc (The)	225,805	2,196,070

Schroders plc	24,591	1,218,086

Schroders plc (Non-Voting)	10,132	342,446

Segro plc, REIT	241,815	4,273,971

Severn Trent plc	51,038	1,911,487

Smith & Nephew plc	178,274	3,078,805

Smiths Group plc	79,855	1,482,751

Spirax-Sarco Engineering plc	14,858	3,171,729

SSE plc	211,195	4,756,025

St. James’s Place plc	108,752	2,349,351

Standard Chartered plc	519,268	3,511,811

Subsea 7 SA	46,734	419,508

Tate & Lyle plc	94,382	837,257

Taylor Wimpey plc	734,673	1,554,428

Tesco plc	1,557,707	5,751,470

THG plc*	144,508	428,362

Travis Perkins plc	45,338	958,484

Unilever plc	529,714	28,361,883

United Utilities Group plc	137,379	1,952,586

Vodafone Group plc	5,399,324	7,957,807

Weir Group plc (The)	52,305	1,240,714

Whitbread plc*	40,582	1,815,548

WPP plc	257,176	3,717,419

		442,144,994

United States — 1.3%

Carnival plc*	31,529	636,433

Ferguson plc	46,777	7,038,227

James Hardie Industries plc, CHDI	89,568	3,518,787

JS Global Lifestyle Co. Ltd. (b)	169,000	312,966

QIAGEN NV*	46,505	2,558,428

Schneider Electric SE	114,643	19,766,537

Stellantis NV	447,954	8,943,158

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United States — continued

Swiss Re AG	58,209	5,639,028

Tenaris SA	92,759	1,032,991

		49,446,555

Total Common Stocks (Cost $3,038,064,392)		3,645,818,685

Short-Term Investments — 1.5%

Investment Companies — 0.6%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $20,389,345)	20,389,345	20,389,345

Investment of Cash Collateral from Securities Loaned — 0.9%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	30,493,852	30,493,852

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	4,253,477	4,253,477

Total Investment of Cash Collateral from Securities Loaned (Cost $34,747,329)		34,747,329

Total Short-Term Investments (Cost $55,136,674)		55,136,674

Total Investments — 100.6% (Cost $3,093,201,066)		3,700,955,359
Liabilities in Excess of Other Assets — (0.6)%		(20,814,681)

NET ASSETS — 100.0%		3,680,140,678

Percentages indicated are based on net assets.

Summary of Investments by Industry, October 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	8.7%

Pharmaceuticals	8.0

Insurance	4.7

Chemicals	3.5

Oil, Gas & Consumable Fuels	3.3

Food Products	3.3

Automobiles	3.3

Machinery	3.2

Textiles, Apparel & Luxury Goods	3.2

Semiconductors & Semiconductor Equipment	3.2

Metals & Mining	2.9

Capital Markets	2.8

Health Care Equipment & Supplies	2.3

Electrical Equipment	1.9

Beverages	1.9

IT Services	1.9

Professional Services	1.9

Electric Utilities	1.9

Personal Products	1.8

Electronic Equipment, Instruments & Components	1.7

Diversified Telecommunication Services	1.7

Trading Companies & Distributors	1.6

Real Estate Management & Development	1.6

Industrial Conglomerates	1.5

Software	1.5

Household Durables	1.5

Food & Staples Retailing	1.4

Hotels, Restaurants & Leisure	1.4

Equity Real Estate Investment Trusts (REITs)	1.4

Building Products	1.3

Aerospace & Defense	1.2

Wireless Telecommunication Services	1.1

Auto Components	1.0

Diversified Financial Services	1.0

Others (each less than 1.0%)	13.9

Short-Term Investments	1.5

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

Abbreviations

APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $29,092,658.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	330	12/2021	USD	38,621,550	184,117

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%

Air Freight & Logistics — 0.5%

SG Holdings Co. Ltd.	867,900	21,793,915

Yamato Holdings Co. Ltd.	592,100	14,555,712

		36,349,627

Airlines — 0.1%

ANA Holdings, Inc.*	275,900	6,428,756

Japan Airlines Co. Ltd.*	244,600	5,264,137

		11,692,893

Auto Components — 2.7%

Aisin Corp.	311,700	11,405,968

Bridgestone Corp.	1,046,400	46,291,990

Denso Corp.	894,700	64,861,431

JTEKT Corp.	428,000	3,788,493

Koito Manufacturing Co. Ltd.	223,600	12,686,660

NGK Spark Plug Co. Ltd.	298,100	4,762,148

Stanley Electric Co. Ltd.	257,600	6,492,861

Sumitomo Electric Industries Ltd.	1,365,900	18,129,407

Sumitomo Rubber Industries Ltd.	318,400	3,923,986

Toyoda Gosei Co. Ltd.	127,000	2,598,715

Toyota Boshoku Corp.	174,100	3,347,430

Toyota Industries Corp.	354,800	30,162,474

Yokohama Rubber Co. Ltd. (The)	233,600	3,952,782

		212,404,345

Automobiles — 7.6%

Honda Motor Co. Ltd.	2,963,900	87,665,827

Isuzu Motors Ltd.	1,072,400	14,426,790

Mazda Motor Corp.*	1,033,800	9,298,278

Mitsubishi Motors Corp.*	1,184,700	3,791,658

Nissan Motor Co. Ltd.*	4,144,800	21,096,456

Subaru Corp.	1,019,600	19,999,244

Suzuki Motor Corp.	848,600	37,844,930

Toyota Motor Corp.	22,203,900	391,769,285

Yamaha Motor Co. Ltd.	541,700	15,099,247

		600,991,715

Banks — 4.4%

Aozora Bank Ltd.	204,000	4,666,499

Bank of Kyoto Ltd. (The)	129,600	5,828,533

Chiba Bank Ltd. (The)	1,279,400	7,929,997

Concordia Financial Group Ltd.	2,090,400	8,308,654

Fukuoka Financial Group, Inc.	327,000	5,874,662

Mebuki Financial Group, Inc.	2,038,200	4,173,249

Mitsubishi UFJ Financial Group, Inc.	22,118,900	121,288,951

Mizuho Financial Group, Inc.	4,373,800	57,725,315

Resona Holdings, Inc.	4,176,600	15,689,814

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Seven Bank Ltd.	1,264,500	2,673,088

Shinsei Bank Ltd. (a)	220,300	3,638,185

Shizuoka Bank Ltd. (The)	1,023,800	8,244,031

Sumitomo Mitsui Financial Group, Inc.	2,370,500	76,921,911

Sumitomo Mitsui Trust Holdings, Inc.	650,600	21,400,743

		344,363,632

Beverages — 1.0%

Asahi Group Holdings Ltd.	870,000	39,480,847

Coca-Cola Bottlers Japan Holdings, Inc.	257,000	3,536,723

Kirin Holdings Co. Ltd.	1,430,400	24,897,321

Suntory Beverage & Food Ltd.	219,900	8,532,654

		76,447,545

Biotechnology — 0.1%

PeptiDream, Inc.*	175,200	4,234,969

Building Products — 2.0%

AGC, Inc.	388,600	19,350,572

Daikin Industries Ltd.	506,600	110,952,915

Lixil Corp.	505,100	12,975,964

TOTO Ltd.	274,100	13,242,949

		156,522,400

Capital Markets — 0.9%

Daiwa Securities Group, Inc.	2,636,400	14,811,692

Japan Exchange Group, Inc.	927,700	21,966,146

Nomura Holdings, Inc.	5,294,300	25,214,196

SBI Holdings, Inc.	422,500	10,950,974

		72,943,008

Chemicals — 4.5%

Air Water, Inc.	393,200	6,015,995

Asahi Kasei Corp.	2,399,200	25,204,433

Daicel Corp.	492,500	3,687,479

DIC Corp.	143,400	3,796,768

JSR Corp.	373,400	13,543,059

Kaneka Corp.	114,200	4,379,447

Kansai Paint Co. Ltd.	426,600	9,878,349

Kuraray Co. Ltd.	611,900	5,537,120

Mitsubishi Chemical Holdings Corp.	2,442,400	20,216,796

Mitsubishi Gas Chemical Co., Inc.	359,900	7,243,433

Mitsui Chemicals, Inc.	354,100	10,528,754

Nippon Paint Holdings Co. Ltd.	2,491,900	26,662,929

Nippon Sanso Holdings Corp.	368,500	8,699,761

Nissan Chemical Corp.	244,100	13,586,280

Nitto Denko Corp.	255,400	19,956,999

Shin-Etsu Chemical Co. Ltd.	680,700	121,391,321

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Chemicals — continued

Showa Denko KK	312,100	7,827,478

Sumitomo Chemical Co. Ltd.	2,854,900	14,064,136

Teijin Ltd.	341,500	4,583,866

Toray Industries, Inc.	2,807,700	17,496,226

Tosoh Corp.	561,100	9,449,499

		353,750,128

Commercial Services & Supplies — 0.7%

Dai Nippon Printing Co. Ltd.	474,400	11,753,292

Park24 Co. Ltd.	199,400	3,054,363

Secom Co. Ltd.	373,100	25,435,147

Sohgo Security Services Co. Ltd.	150,900	6,456,061

TOPPAN, Inc.	599,800	9,682,055

		56,380,918

Construction & Engineering — 0.6%

JGC Holdings Corp.	449,900	4,227,850

Kajima Corp.	861,000	10,601,290

Kinden Corp.	228,900	3,756,393

Obayashi Corp.	1,243,000	10,493,707

Shimizu Corp.	1,209,900	8,864,748

Taisei Corp.	357,400	11,214,906

		49,158,894

Construction Materials — 0.1%

Taiheiyo Cement Corp.	210,600	4,474,463

Consumer Finance — 0.1%

Acom Co. Ltd. (a)	786,000	2,621,410

AEON Financial Service Co. Ltd.	192,700	2,448,279

Orient Corp.	1,039,000	1,425,859

		6,495,548

Containers & Packaging — 0.0% (b)

Toyo Seikan Group Holdings Ltd.	276,800	3,286,734

Diversified Consumer Services — 0.0% (b)

Benesse Holdings, Inc.	140,100	3,205,234

Diversified Financial Services — 0.7%

Mitsubishi HC Capital, Inc.	1,362,300	6,830,846

ORIX Corp.	2,104,800	41,835,651

Tokyo Century Corp.	84,600	4,843,846

		53,510,343

Diversified Telecommunication Services — 0.8%

Nippon Telegraph & Telephone Corp.	2,201,200	61,675,299

Electric Utilities — 0.6%

Chubu Electric Power Co., Inc.	1,240,200	12,837,481

Chugoku Electric Power Co., Inc. (The)	562,500	4,665,848

INVESTMENTS	SHARES	VALUE($)

Electric Utilities — continued

Kansai Electric Power Co., Inc. (The)	1,420,200	13,075,941

Kyushu Electric Power Co., Inc.	815,200	5,742,583

Tohoku Electric Power Co., Inc. (a)	864,000	5,605,749

Tokyo Electric Power Co. Holdings, Inc.*	1,388,100	3,845,040

		45,772,642

Electrical Equipment — 2.2%

Fuji Electric Co. Ltd.	254,500	12,444,451

Mabuchi Motor Co. Ltd.	102,400	3,530,576

Mitsubishi Electric Corp.	3,700,600	49,696,989

Nidec Corp.	942,000	104,333,875

		170,005,891

Electronic Equipment, Instruments & Components — 5.7%

Alps Alpine Co. Ltd.	356,500	3,483,382

Canon Marketing Japan, Inc.	95,100	1,883,962

Hamamatsu Photonics KK	249,800	14,826,231

Hirose Electric Co. Ltd.	55,500	9,281,314

Ibiden Co. Ltd.	233,900	14,054,097

Keyence Corp.	329,000	198,589,265

Kyocera Corp.	602,700	35,286,250

Murata Manufacturing Co. Ltd.	1,105,000	81,967,339

Omron Corp.	356,700	34,112,875

Shimadzu Corp.	473,100	19,220,744

TDK Corp.	666,800	24,240,174

Yokogawa Electric Corp.	411,500	8,222,697

		445,168,330

Entertainment — 1.7%

DeNA Co. Ltd.	144,300	2,665,536

Konami Holdings Corp.	173,200	9,531,296

Nexon Co. Ltd.	794,400	13,521,602

Nintendo Co. Ltd.	203,700	89,965,536

Square Enix Holdings Co. Ltd.	156,400	8,567,605

Toho Co. Ltd.	242,200	11,379,565

		135,631,140

Equity Real Estate Investment Trusts (REITs) — 1.6%

Advance Residence Investment Corp.	2,422	7,947,603

Daiwa House REIT Investment Corp.	3,282	9,418,140

GLP J-REIT	7,755	12,648,866

Japan Metropolitan Fund Invest	12,087	11,102,139

Japan Prime Realty Investment Corp.	1,689	6,195,097

Japan Real Estate Investment Corp.	2,422	14,845,010

Nippon Building Fund, Inc.	2,863	18,600,755

Nippon Prologis REIT, Inc.	4,489	14,993,413

Nomura Real Estate Master Fund, Inc.	8,100	12,129,478

Orix JREIT, Inc.	4,744	7,870,796

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

United Urban Investment Corp.	5,350	6,669,093

		122,420,390

Food & Staples Retailing — 1.8%

Aeon Co. Ltd. (a)	1,499,700	34,500,078

Cosmos Pharmaceutical Corp.	34,700	5,302,755

Kobe Bussan Co. Ltd.	218,200	7,516,266

Lawson, Inc.	88,900	4,299,172

MatsukiyoCocokara & Co.	228,100	10,113,843

Seven & i Holdings Co. Ltd.	1,373,500	57,666,091

Sundrug Co. Ltd.	114,200	3,342,187

Tsuruha Holdings, Inc.	69,000	8,510,819

Welcia Holdings Co. Ltd.	174,000	6,495,666

		137,746,877

Food Products — 1.7%

Ajinomoto Co., Inc.	943,100	28,237,059

Calbee, Inc.	197,200	5,080,956

Ezaki Glico Co. Ltd.	103,300	3,749,117

Kewpie Corp.	207,200	4,544,800

Kikkoman Corp.	332,400	27,187,022

MEIJI Holdings Co. Ltd.	246,100	15,531,071

NH Foods Ltd.	174,400	6,133,244

Nisshin Seifun Group, Inc.	449,700	7,101,038

Nissin Foods Holdings Co. Ltd. (a)	144,700	11,060,848

Toyo Suisan Kaisha Ltd.	173,500	7,475,959

Yakult Honsha Co. Ltd.	277,100	14,001,366

Yamazaki Baking Co. Ltd. (a)	311,800	4,736,493

		134,838,973

Gas Utilities — 0.4%

Osaka Gas Co. Ltd.	722,300	11,642,021

Toho Gas Co. Ltd.	174,800	5,178,003

Tokyo Gas Co. Ltd.	708,800	12,299,764

		29,119,788

Health Care Equipment & Supplies — 3.1%

Asahi Intecc Co. Ltd.	405,000	10,675,543

Hoya Corp.	639,100	94,080,988

Olympus Corp.	2,241,100	48,549,050

Sysmex Corp.	294,600	36,527,723

Terumo Corp.	1,308,000	57,703,477

		247,536,781

Health Care Providers & Services — 0.2%

Alfresa Holdings Corp.	367,200	5,176,413

Medipal Holdings Corp.	364,900	6,601,855

Suzuken Co. Ltd.	134,900	3,755,341

		15,533,609

INVESTMENTS	SHARES	VALUE($)

Health Care Technology — 0.6%

M3, Inc.	733,500	43,225,405

Hotels, Restaurants & Leisure — 0.9%

McDonald’s Holdings Co. Japan Ltd. (a)	126,900	5,671,360

Oriental Land Co. Ltd.	391,900	61,896,592

		67,567,952

Household Durables — 4.7%

Casio Computer Co. Ltd.	394,700	5,585,443

Haseko Corp.	385,000	5,013,103

Iida Group Holdings Co. Ltd.	311,900	7,689,743

Nikon Corp.	596,500	6,576,866

Panasonic Corp.	4,017,600	49,681,779

Rinnai Corp.	68,400	7,022,800

Sekisui Chemical Co. Ltd.	764,100	12,553,190

Sekisui House Ltd.	1,122,800	23,343,891

Sharp Corp.	372,400	4,392,529

Sony Group Corp.	2,172,900	251,613,950

		373,473,294

Household Products — 0.6%

Lion Corp.	519,700	8,655,285

Pigeon Corp.	210,400	4,872,062

Unicharm Corp.	771,600	31,205,676

		44,733,023

Independent Power and Renewable Electricity Producers — 0.1%

Electric Power Development Co. Ltd.	302,600	4,000,250

Industrial Conglomerates — 1.7%

Hitachi Ltd.	1,667,300	96,077,432

Keihan Holdings Co. Ltd.	182,100	4,790,434

Toshiba Corp.	787,800	33,979,514

		134,847,380

Insurance — 2.4%

Dai-ichi Life Holdings, Inc.	1,922,900	40,455,051

Japan Post Holdings Co. Ltd.*	2,077,900	15,966,388

Japan Post Insurance Co. Ltd.	350,200	5,681,888

MS&AD Insurance Group Holdings, Inc.	805,000	26,007,423

Sompo Holdings, Inc.	609,500	26,432,088

T&D Holdings, Inc.	1,011,100	12,968,020

Tokio Marine Holdings, Inc.	1,205,600	63,498,999

		191,009,857

Interactive Media & Services — 0.4%

Kakaku.com, Inc.	226,600	7,519,710

Z Holdings Corp.	4,484,000	27,836,766

		35,356,476

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Internet & Direct Marketing Retail — 0.4%

Mercari, Inc.*	188,900	10,221,270

Rakuten Group, Inc.	1,575,400	17,247,532

ZOZO, Inc.	191,300	6,140,454

		33,609,256

IT Services — 2.4%

Fujitsu Ltd.	313,400	54,164,847

GMO Payment Gateway, Inc.	77,600	9,831,634

Itochu Techno-Solutions Corp.	169,300	5,348,065

NEC Corp.	468,200	23,972,795

Nomura Research Institute Ltd.	745,200	29,833,385

NTT Data Corp.	1,112,400	22,315,663

Obic Co. Ltd.	111,700	20,655,971

Otsuka Corp.	202,300	9,964,599

SCSK Corp.	262,400	5,310,213

TIS, Inc.	392,000	10,679,206

		192,076,378

Leisure Products — 1.2%

Bandai Namco Holdings, Inc.	381,500	29,153,694

Sega Sammy Holdings, Inc.	306,100	4,352,873

Shimano, Inc.	145,900	40,708,087

Yamaha Corp.	284,900	17,999,436

		92,214,090

Machinery — 5.1%

Amada Co. Ltd.	620,000	6,125,271

Daifuku Co. Ltd.	219,700	20,225,466

FANUC Corp.	328,300	64,879,036

Harmonic Drive Systems, Inc. (a)	88,700	4,020,925

Hino Motors Ltd.	497,300	4,704,300

Hitachi Construction Machinery Co. Ltd.	175,000	5,583,541

Hoshizaki Corp.	103,400	8,695,002

Kawasaki Heavy Industries Ltd.	289,700	5,878,724

Komatsu Ltd.	1,678,700	43,967,369

Kubota Corp.	1,974,500	42,062,800

Kurita Water Industries Ltd.	180,900	8,934,935

Makita Corp.	482,300	22,384,474

MINEBEA MITSUMI, Inc.	700,200	17,726,991

MISUMI Group, Inc.	490,600	20,518,738

Mitsubishi Heavy Industries Ltd.	585,500	14,972,917

Nabtesco Corp.	208,800	6,776,309

NGK Insulators Ltd.	470,200	7,829,374

NSK Ltd.	849,000	5,704,818

SMC Corp.	103,600	61,824,878

Sumitomo Heavy Industries Ltd.	212,700	5,476,070

THK Co. Ltd.	213,200	4,584,575

INVESTMENTS	SHARES	VALUE($)

Machinery — continued

Yaskawa Electric Corp.	456,000	19,750,316

		402,626,829

Marine — 0.4%

Mitsui OSK Lines Ltd.	207,900	13,108,404

Nippon Yusen KK	295,300	21,278,514

		34,386,918

Media — 0.5%

CyberAgent, Inc.	707,800	11,859,576

Dentsu Group, Inc.	429,100	15,680,909

Fuji Media Holdings, Inc.	82,000	849,971

Hakuhodo DY Holdings, Inc.	519,400	8,468,089

Nippon Television Holdings, Inc.	93,300	1,005,181

TBS Holdings, Inc.	59,500	941,144

		38,804,870

Metals & Mining — 1.0%

Hitachi Metals Ltd.*	348,400	6,595,443

JFE Holdings, Inc.	995,100	15,205,577

Maruichi Steel Tube Ltd.	132,000	2,999,271

Mitsubishi Materials Corp.	229,000	4,445,522

Nippon Steel Corp.	1,634,300	28,653,796

Sumitomo Metal Mining Co. Ltd.	469,200	18,201,346

		76,100,955

Multiline Retail — 0.6%

Isetan Mitsukoshi Holdings Ltd.	684,000	5,000,690

Izumi Co. Ltd.	78,800	2,389,116

J Front Retailing Co. Ltd.	465,600	4,315,609

Marui Group Co. Ltd.	381,200	7,480,560

Pan Pacific International Holdings Corp.	920,700	19,331,842

Ryohin Keikaku Co. Ltd.	450,600	8,879,634

Seria Co. Ltd.	81,200	2,680,711

		50,078,162

Oil, Gas & Consumable Fuels — 0.6%

ENEOS Holdings, Inc.	5,566,700	22,446,330

Idemitsu Kosan Co. Ltd.	419,152	11,448,008

Inpex Corp.	1,864,200	15,546,164

		49,440,502

Paper & Forest Products — 0.1%

Oji Holdings Corp.	1,754,100	8,694,614

Personal Products — 1.4%

Kao Corp.	816,800	46,204,799

Kobayashi Pharmaceutical Co. Ltd.	103,900	8,318,860

Kose Corp.	58,100	6,746,916

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Personal Products — continued

Pola Orbis Holdings, Inc.	147,200	3,142,979

Shiseido Co. Ltd.	688,900	45,968,217

		110,381,771

Pharmaceuticals — 5.4%

Astellas Pharma, Inc.	3,207,700	54,077,909

Chugai Pharmaceutical Co. Ltd.	1,098,400	41,068,500

Daiichi Sankyo Co. Ltd.	3,151,800	79,527,422

Eisai Co. Ltd.	514,900	36,483,858

Hisamitsu Pharmaceutical Co., Inc.	147,900	5,045,841

Kyowa Kirin Co. Ltd.	440,600	14,490,486

Nippon Shinyaku Co. Ltd.	104,700	8,388,189

Ono Pharmaceutical Co. Ltd.	859,400	18,031,709

Otsuka Holdings Co. Ltd.	937,300	37,069,542

Santen Pharmaceutical Co. Ltd.	689,600	9,719,879

Shionogi & Co. Ltd.	489,200	31,895,992

Sumitomo Dainippon Pharma Co. Ltd.	326,700	4,620,050

Taisho Pharmaceutical Holdings Co. Ltd.	102,400	5,494,896

Takeda Pharmaceutical Co. Ltd.	2,724,800	76,473,777

Tsumura & Co.	116,300	3,624,539

		426,012,589

Professional Services — 2.8%

Nihon M&A Center Holdings, Inc.	519,400	15,947,865

Persol Holdings Co. Ltd.	323,500	8,695,246

Recruit Holdings Co. Ltd.	2,924,800	194,554,825

		219,197,936

Real Estate Management & Development — 2.3%

Aeon Mall Co. Ltd.	168,400	2,467,012

Daito Trust Construction Co. Ltd.	116,000	14,382,156

Daiwa House Industry Co. Ltd.	1,144,100	37,744,086

Hulic Co. Ltd.	1,003,800	9,652,039

Mitsubishi Estate Co. Ltd.	2,394,400	36,387,675

Mitsui Fudosan Co. Ltd.	1,664,100	38,047,714

Nomura Real Estate Holdings, Inc.	200,100	4,878,316

Sumitomo Realty & Development Co. Ltd.	819,000	29,598,597

Tokyo Tatemono Co. Ltd.	362,700	5,331,111

Tokyu Fudosan Holdings Corp.	1,044,900	6,054,583

		184,543,289

Road & Rail — 2.9%

Central Japan Railway Co.	356,300	52,853,772

East Japan Railway Co.	653,400	40,698,000

Hankyu Hanshin Holdings, Inc.	416,400	12,910,725

Keikyu Corp.	475,500	5,366,695

Keio Corp.	210,800	10,640,705

Keisei Electric Railway Co. Ltd.	299,800	9,647,813

INVESTMENTS	SHARES	VALUE($)

Road & Rail — continued

Kintetsu Group Holdings Co. Ltd.*	326,100	10,264,984

Kyushu Railway Co.	270,300	6,050,552

Nagoya Railroad Co. Ltd.*	339,100	5,602,851

Nankai Electric Railway Co. Ltd.*	193,700	3,844,319

Nippon Express Co. Ltd.	150,400	9,414,215

Odakyu Electric Railway Co. Ltd.	593,200	12,860,228

Seibu Holdings, Inc.*	465,900	5,089,277

Tobu Railway Co. Ltd.	364,000	9,062,742

Tokyu Corp.	981,400	13,835,982

West Japan Railway Co.	413,000	19,495,932

		227,638,792

Semiconductors & Semiconductor Equipment — 3.2%

Advantest Corp.	343,600	28,171,053

Disco Corp.	48,400	13,048,525

Lasertec Corp.	132,500	28,741,339

Renesas Electronics Corp.*	2,393,800	29,447,161

Rohm Co. Ltd.	152,000	13,898,510

SUMCO Corp.	555,300	10,611,012

Tokyo Electron Ltd.	270,100	125,875,536

		249,793,136

Software — 0.2%

Oracle Corp.	55,800	5,280,048

Trend Micro, Inc.	242,600	13,711,847

		18,991,895

Specialty Retail — 1.6%

ABC-Mart, Inc.	51,900	2,494,520

Fast Retailing Co. Ltd.	109,800	72,887,187

Hikari Tsushin, Inc.	35,900	5,534,133

K’s Holdings Corp.	336,100	3,469,467

Nitori Holdings Co. Ltd.	151,500	27,832,142

Shimamura Co. Ltd.	37,700	3,192,150

USS Co. Ltd.	380,900	6,139,462

Workman Co. Ltd.	36,900	1,961,966

Yamada Holdings Co. Ltd.	1,249,800	4,775,862

		128,286,889

Technology Hardware, Storage & Peripherals — 1.6%

Brother Industries Ltd.	449,500	8,690,606

Canon, Inc.	1,791,800	40,744,409

FUJIFILM Holdings Corp.	691,700	53,452,792

Ricoh Co. Ltd.	1,281,300	12,477,095

Seiko Epson Corp.	534,800	9,522,686

		124,887,588

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Textiles, Apparel & Luxury Goods — 0.1%

Asics Corp.	324,500	8,087,004

Tobacco — 0.5%

Japan Tobacco, Inc.	1,898,100	37,261,930

Trading Companies & Distributors — 3.9%

ITOCHU Corp.	2,568,200	73,247,292

Marubeni Corp.	2,997,300	25,433,055

Mitsubishi Corp.	2,549,700	81,075,298

Mitsui & Co. Ltd.	2,829,100	64,742,578

MonotaRO Co. Ltd.	425,100	9,688,782

Sojitz Corp.	374,300	6,175,594

Sumitomo Corp.	2,158,000	30,750,777

Toyota Tsusho Corp.	407,900	17,693,156

		308,806,532

Transportation Infrastructure — 0.2%

Japan Airport Terminal Co. Ltd.*	155,200	7,699,088

Kamigumi Co. Ltd.	186,400	3,753,155

Mitsubishi Logistics Corp.	132,700	3,705,708

		15,157,951

Wireless Telecommunication Services — 3.4%

KDDI Corp.	2,860,600	87,477,170

SoftBank Corp.	4,785,900	65,325,991

SoftBank Group Corp.	2,170,500	117,505,237

		270,308,398

Total Common Stocks (Cost $7,318,796,650)		7,793,264,027

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.3%

Investment of Cash Collateral from Securities Loaned — 0.3%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	9,087,914	9,087,914

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	10,903,860	10,903,860

Total Investment of Cash Collateral from Securities Loaned (Cost $19,991,774)		19,991,774

Total Investments — 99.3% (Cost $7,338,788,424)		7,813,255,801

Other Assets Less Liabilities — 0.7%		51,282,052

NET ASSETS — 100.0%		7,864,537,853

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $10,857,812.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2021.
*	Non-incomeproducing security.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	419	12/2021	JPY	73,837,377	(731,179)

Abbreviations

JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%

Aerospace & Defense — 1.4%

Boeing Co. (The)*	10,402	2,153,526

General Dynamics Corp.	4,374	886,828

HEICO Corp.	795	110,815

HEICO Corp., Class A	1,413	177,586

Howmet Aerospace, Inc.	7,285	216,292

Huntington Ingalls Industries, Inc.	757	153,466

L3Harris Technologies, Inc.	3,789	873,516

Lockheed Martin Corp.	4,652	1,545,953

Northrop Grumman Corp.	2,838	1,013,790

Raytheon Technologies Corp.	28,464	2,529,311

Textron, Inc.	4,234	312,681

TransDigm Group, Inc.*	985	614,463

		10,588,227

Air Freight & Logistics — 0.6%

CH Robinson Worldwide, Inc.	2,483	240,826

Expeditors International of Washington, Inc.	3,205	395,048

FedEx Corp.	4,643	1,093,566

United Parcel Service, Inc., Class B	13,749	2,934,999

		4,664,439

Airlines — 0.2%

Alaska Air Group, Inc.*	2,367	124,978

Delta Air Lines, Inc.*	12,080	472,690

Southwest Airlines Co.*	11,168	528,023

United Airlines Holdings, Inc.*	6,110	281,915

		1,407,606

Auto Components — 0.2%

Aptiv plc*	5,102	882,085

Autoliv, Inc. (Sweden)	1,486	143,919

BorgWarner, Inc.	4,523	203,851

Lear Corp.	1,127	193,675

		1,423,530

Automobiles — 2.5%

Ford Motor Co.*	74,069	1,265,099

General Motors Co.*	27,401	1,491,436

Tesla, Inc.*	15,314	17,059,796

		19,816,331

Banks — 4.1%

Bank of America Corp.	139,780	6,678,688

Citigroup, Inc.	38,262	2,646,200

Citizens Financial Group, Inc.	8,041	380,983

Comerica, Inc.	2,532	215,448

East West Bancorp, Inc.	2,674	212,529

Fifth Third Bancorp	13,038	567,544

INVESTMENTS	SHARES	VALUE($)

Banks — continued

First Republic Bank	3,329	720,163

Huntington Bancshares, Inc.	27,874	438,737

JPMorgan Chase & Co. (a)	56,404	9,582,475

KeyCorp	18,053	420,093

M&T Bank Corp.	2,428	357,207

PNC Financial Services Group, Inc. (The)	8,021	1,692,672

Regions Financial Corp.	18,020	426,714

SVB Financial Group*	1,108	794,879

Truist Financial Corp.	25,193	1,599,000

US Bancorp	25,469	1,537,563

Wells Fargo & Co.	77,518	3,965,821

Zions Bancorp NA	3,055	192,434

		32,429,150

Beverages — 1.4%

Brown-Forman Corp., Class A	1,057	67,680

Brown-Forman Corp., Class B	3,444	233,813

Coca-Cola Co. (The)	73,333	4,133,781

Constellation Brands, Inc., Class A	3,175	688,372

Keurig Dr Pepper, Inc.	13,916	502,228

Molson Coors Beverage Co., Class B	3,555	156,740

Monster Beverage Corp.*	7,087	602,395

PepsiCo, Inc.	26,087	4,215,659

		10,600,668

Biotechnology — 1.9%

AbbVie, Inc.	33,355	3,824,818

Alnylam Pharmaceuticals, Inc.*	2,243	357,893

Amgen, Inc.	10,723	2,219,339

Biogen, Inc.*	2,812	749,904

BioMarin Pharmaceutical, Inc.*	3,465	274,532

Exact Sciences Corp.*	3,241	308,608

Gilead Sciences, Inc.	23,665	1,535,385

Horizon Therapeutics plc*	4,265	511,416

Incyte Corp.*	3,543	237,310

Moderna, Inc.*	6,633	2,289,778

Neurocrine Biosciences, Inc.*	1,791	188,789

Regeneron Pharmaceuticals, Inc.*	1,987	1,271,561

Seagen, Inc.*	2,502	441,178

Vertex Pharmaceuticals, Inc.*	4,894	905,048

		15,115,559

Building Products — 0.5%

Allegion plc	1,692	217,084

Carrier Global Corp.	16,379	855,475

Fortune Brands Home & Security, Inc.	2,603	263,944

Johnson Controls International plc	13,442	986,240

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Building Products — continued

Lennox International, Inc.	641	191,838

Masco Corp.	4,665	305,791

Owens Corning	1,942	181,402

Trane Technologies plc	4,484	811,290

		3,813,064

Capital Markets — 3.3%

Ameriprise Financial, Inc.	2,142	647,162

Apollo Global Management, Inc.	3,954	304,260

Bank of New York Mellon Corp. (The)	14,995	887,704

BlackRock, Inc.	2,695	2,542,625

Blackstone, Inc.	12,952	1,792,816

Carlyle Group, Inc. (The)	2,609	146,495

Charles Schwab Corp. (The)	28,335	2,324,320

CME Group, Inc.	6,775	1,494,226

Franklin Resources, Inc.	5,320	167,527

Goldman Sachs Group, Inc. (The)	6,361	2,629,319

Intercontinental Exchange, Inc.	10,629	1,471,691

Invesco Ltd.	6,449	163,869

Jefferies Financial Group, Inc.	3,730	160,390

KKR & Co., Inc.	11,004	876,689

MarketAxess Holdings, Inc.	719	293,834

Moody’s Corp.	3,054	1,234,274

Morgan Stanley	27,552	2,831,795

MSCI, Inc.	1,553	1,032,559

Nasdaq, Inc.	2,211	464,023

Northern Trust Corp.	3,932	483,793

Raymond James Financial, Inc.	3,494	344,474

S&P Global, Inc.	4,545	2,155,057

SEI Investments Co.	2,025	127,656

State Street Corp.	6,902	680,192

T. Rowe Price Group, Inc.	4,284	929,114

		26,185,864

Chemicals — 1.6%

Air Products and Chemicals, Inc.	4,174	1,251,407

Albemarle Corp.	2,209	553,288

Axalta Coating Systems Ltd.*	4,084	127,380

Celanese Corp.	2,095	338,363

CF Industries Holdings, Inc.	4,062	230,722

Corteva, Inc.	13,854	597,800

Dow, Inc.	14,081	788,114

DuPont de Nemours, Inc.	9,873	687,161

Eastman Chemical Co.	2,565	266,837

Ecolab, Inc.	4,696	1,043,545

FMC Corp.	2,429	221,063

International Flavors & Fragrances, Inc.	4,699	692,868

INVESTMENTS	SHARES	VALUE($)

Chemicals — continued

Linde plc (United Kingdom)	9,744	3,110,285

LyondellBasell Industries NV, Class A	4,990	463,172

Mosaic Co. (The)	6,525	271,244

PPG Industries, Inc.	4,480	719,354

Sherwin-Williams Co. (The)	4,577	1,449,124

Westlake Chemical Corp.	625	60,837

		12,872,564

Commercial Services & Supplies — 0.4%

Cintas Corp.	1,653	715,914

Copart, Inc.*	4,023	624,732

Republic Services, Inc.	3,963	533,420

Rollins, Inc.	4,273	150,538

Stericycle, Inc.*	1,731	115,838

Waste Management, Inc.	7,310	1,171,281

		3,311,723

Communications Equipment — 0.8%

Arista Networks, Inc.*	1,060	434,271

Cisco Systems, Inc.	79,554	4,452,637

F5 Networks, Inc.*	1,137	240,078

Juniper Networks, Inc.	6,138	181,194

Motorola Solutions, Inc.	3,194	793,996

Ubiquiti, Inc.	122	37,275

		6,139,451

Construction & Engineering — 0.0% (b)

Quanta Services, Inc.	2,626	318,481

Construction Materials — 0.1%

Martin Marietta Materials, Inc.	1,174	461,194

Vulcan Materials Co.	2,500	475,300

		936,494

Consumer Finance — 0.6%

Ally Financial, Inc.	6,810	325,109

American Express Co.	12,144	2,110,384

Capital One Financial Corp.	8,418	1,271,371

Discover Financial Services	5,649	640,145

Synchrony Financial	10,756	499,616

		4,846,625

Containers & Packaging — 0.3%

Amcor plc	29,099	351,225

Avery Dennison Corp.	1,560	339,643

Ball Corp.	6,164	563,883

Crown Holdings, Inc.	2,476	257,479

International Paper Co.	7,381	366,614

Packaging Corp. of America	1,797	246,854

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Containers & Packaging — continued

Sealed Air Corp.	2,827	167,698

WestRock Co.	5,039	242,376

		2,535,772

Distributors — 0.1%

Genuine Parts Co.	2,698	353,735

LKQ Corp.*	5,099	280,853

		634,588

Diversified Financial Services — 1.3%

Berkshire Hathaway, Inc., Class B*	34,990	10,042,480

Equitable Holdings, Inc.	7,239	242,506

Voya Financial, Inc.	2,136	149,029

		10,434,015

Diversified Telecommunication Services — 1.0%

AT&T, Inc.	134,784	3,404,644

Lumen Technologies, Inc.	18,777	222,695

Verizon Communications, Inc.	78,150	4,141,169

		7,768,508

Electric Utilities — 1.5%

Alliant Energy Corp.	4,720	267,010

American Electric Power Co., Inc.	9,445	800,086

Avangrid, Inc.	1,315	69,300

Duke Energy Corp.	14,522	1,481,389

Edison International	7,162	450,705

Entergy Corp.	3,789	390,343

Evergy, Inc.	4,326	275,783

Eversource Energy	6,488	550,831

Exelon Corp.	18,456	981,675

FirstEnergy Corp.	10,270	395,703

NextEra Energy, Inc.	37,031	3,159,855

NRG Energy, Inc.	4,622	184,372

OGE Energy Corp.	3,775	128,614

PG&E Corp.*	28,480	330,368

Pinnacle West Capital Corp.	2,125	137,041

PPL Corp.	14,527	418,378

Southern Co. (The)	19,983	1,245,341

Xcel Energy, Inc.	10,168	656,751

		11,923,545

Electrical Equipment — 0.5%

AMETEK, Inc.	4,360	577,264

Eaton Corp. plc	7,520	1,238,995

Emerson Electric Co.	11,288	1,095,049

Hubbell, Inc.	1,021	203,557

Rockwell Automation, Inc.	2,192	700,125

INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — continued

Sensata Technologies Holding plc*	2,989	164,694

		3,979,684

Electronic Equipment, Instruments & Components — 0.7%

Amphenol Corp., Class A	11,295	867,117

CDW Corp.	2,596	484,543

Cognex Corp.	3,336	292,200

Corning, Inc.	14,509	516,085

Flex Ltd.*	9,221	155,835

IPG Photonics Corp.*	680	108,127

Keysight Technologies, Inc.*	3,481	626,650

TE Connectivity Ltd.	6,189	903,594

Teledyne Technologies, Inc.*	882	396,212

Trimble, Inc.*	4,744	414,483

Zebra Technologies Corp., Class A*	1,004	536,086

		5,300,932

Energy Equipment & Services — 0.2%

Baker Hughes Co.	15,638	392,201

Halliburton Co.	16,806	419,982

Schlumberger NV	26,399	851,632

		1,663,815

Entertainment — 1.9%

Activision Blizzard, Inc.	14,681	1,147,907

Electronic Arts, Inc.	5,373	753,563

Live Nation Entertainment, Inc.*	2,483	251,156

Netflix, Inc.*	8,356	5,768,230

Playtika Holding Corp.*	1,929	54,552

Roku, Inc.*	2,199	670,475

Take-Two Interactive Software, Inc.*	2,201	398,381

Walt Disney Co. (The)*	34,297	5,798,594

		14,842,858

Equity Real Estate Investment Trusts (REITs) — 2.7%

Alexandria Real Estate Equities, Inc.	2,617	534,234

American Tower Corp.	8,590	2,422,122

AvalonBay Communities, Inc.	2,634	623,415

Boston Properties, Inc.	2,678	304,328

Camden Property Trust	1,896	309,238

Crown Castle International Corp.	8,160	1,471,248

Digital Realty Trust, Inc.	5,338	842,390

Duke Realty Corp.	7,138	401,441

Equinix, Inc.	1,693	1,417,160

Equity LifeStyle Properties, Inc.	3,223	272,376

Equity Residential	6,437	556,157

Essex Property Trust, Inc.	1,232	418,794

Extra Space Storage, Inc.	2,530	499,346

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Federal Realty Investment Trust	1,320	158,862

Healthpeak Properties, Inc.	10,177	361,385

Host Hotels & Resorts, Inc.*	13,473	226,751

Invitation Homes, Inc.	10,877	448,676

Iron Mountain, Inc.	5,460	249,195

Kimco Realty Corp.	11,579	261,686

Mid-America Apartment Communities, Inc.	2,192	447,628

Prologis, Inc.	13,954	2,022,772

Public Storage	2,873	954,353

Realty Income Corp.	7,345	524,653

Regency Centers Corp.	2,881	202,851

SBA Communications Corp.	2,067	713,797

Simon Property Group, Inc.	6,200	908,796

Sun Communities, Inc.	2,190	429,196

UDR, Inc.	5,264	292,310

Ventas, Inc.	7,184	383,410

VEREIT, Inc.	4,323	217,447

VICI Properties, Inc.	11,586	340,049

Vornado Realty Trust	3,000	127,890

Welltower, Inc.	7,978	641,431

Weyerhaeuser Co.	14,153	505,545

WP Carey, Inc.	3,481	268,420

		20,759,352

Food & Staples Retailing — 1.3%

Costco Wholesale Corp.	8,346	4,102,393

Kroger Co. (The)	12,836	513,697

Sysco Corp.	9,658	742,700

Walgreens Boots Alliance, Inc.	13,554	637,309

Walmart, Inc.	26,976	4,030,754

		10,026,853

Food Products — 0.8%

Archer-Daniels-Midland Co.	10,561	678,439

Bunge Ltd.	2,666	246,978

Campbell Soup Co.	3,837	153,288

Conagra Brands, Inc.	9,070	292,054

General Mills, Inc.	11,439	706,930

Hershey Co. (The)	2,748	481,862

Hormel Foods Corp.	5,325	225,354

Ingredion, Inc.	1,267	120,657

JM Smucker Co. (The)	2,045	251,249

Kellogg Co.	4,827	295,895

Kraft Heinz Co. (The)	12,699	455,767

Lamb Weston Holdings, Inc.	2,742	154,786

McCormick & Co., Inc. (Non-Voting)	4,701	377,161

INVESTMENTS	SHARES	VALUE($)

Food Products — continued

Mondelez International, Inc., Class A	26,388	1,602,807

Tyson Foods, Inc., Class A	5,566	445,113

		6,488,340

Gas Utilities — 0.1%

Atmos Energy Corp.	2,466	227,168

UGI Corp.	3,945	171,252

		398,420

Health Care Equipment & Supplies — 3.4%

Abbott Laboratories	33,466	4,313,433

ABIOMED, Inc.*	861	285,886

Align Technology, Inc.*	1,383	863,504

Baxter International, Inc.	9,439	745,303

Becton Dickinson and Co.	5,420	1,298,578

Boston Scientific Corp.*	26,873	1,159,032

Cooper Cos., Inc. (The)	930	387,736

Danaher Corp.	11,989	3,737,811

Dentsply Sirona, Inc.	4,124	235,934

Dexcom, Inc.*	1,828	1,139,228

Edwards Lifesciences Corp.*	11,764	1,409,562

Hologic, Inc.*	4,788	351,008

IDEXX Laboratories, Inc.*	1,610	1,072,485

Intuitive Surgical, Inc.*	6,732	2,431,127

Medtronic plc	25,365	3,040,249

Novocure Ltd.*	1,682	172,523

ResMed, Inc.	2,749	722,740

STERIS plc	1,882	439,899

Stryker Corp.	6,335	1,685,553

Teleflex, Inc.	886	316,249

West Pharmaceutical Services, Inc.	1,391	597,963

Zimmer Biomet Holdings, Inc.	3,940	563,893

		26,969,696

Health Care Providers & Services — 2.5%

agilon health, Inc.*	888	21,756

AmerisourceBergen Corp.	2,822	344,340

Anthem, Inc.	4,605	2,003,774

Cardinal Health, Inc.	5,473	261,664

Centene Corp.*	11,004	783,925

Cigna Corp.	6,415	1,370,308

CVS Health Corp.	24,910	2,223,965

DaVita, Inc.*	1,268	130,908

HCA Healthcare, Inc.	4,653	1,165,390

Henry Schein, Inc.*	2,635	201,182

Humana, Inc.	2,425	1,123,163

Laboratory Corp. of America Holdings*	1,827	524,386

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Health Care Providers & Services — continued

McKesson Corp.	2,923	607,633

Quest Diagnostics, Inc.	2,302	337,888

UnitedHealth Group, Inc.	17,802	8,197,287

Universal Health Services, Inc., Class B	1,435	178,084

		19,475,653

Health Care Technology — 0.2%

Cerner Corp.	5,580	414,538

Teladoc Health, Inc.*	3,004	449,369

Veeva Systems, Inc., Class A*	2,608	826,762

		1,690,669

Hotels, Restaurants & Leisure — 2.0%

Airbnb, Inc., Class A*	6,351	1,083,862

Aramark	4,819	175,797

Booking Holdings, Inc.*	773	1,871,263

Carnival Corp.*	15,073	334,018

Chipotle Mexican Grill, Inc.*	532	946,444

Darden Restaurants, Inc.	2,458	354,296

Domino’s Pizza, Inc.	698	341,301

DraftKings, Inc., Class A*	6,249	291,141

Expedia Group, Inc.*	2,745	451,305

Hilton Worldwide Holdings, Inc.*	5,258	756,889

Las Vegas Sands Corp.*	6,491	251,916

Marriott International, Inc., Class A*	5,166	826,663

McDonald’s Corp.	14,099	3,462,010

MGM Resorts International	7,554	356,247

Royal Caribbean Cruises Ltd.*	4,233	357,392

Starbucks Corp.	22,261	2,361,224

Vail Resorts, Inc.	759	261,635

Wynn Resorts Ltd.*	1,990	178,702

Yum! Brands, Inc.	5,581	697,290

		15,359,395

Household Durables — 0.3%

DR Horton, Inc.	6,152	549,189

Garmin Ltd.	2,864	411,271

Lennar Corp., Class A	5,187	518,337

Lennar Corp., Class B	296	24,296

Mohawk Industries, Inc.*	1,059	187,665

Newell Brands, Inc.	7,143	163,503

NVR, Inc.*	60	293,688

PulteGroup, Inc.	4,896	235,400

Whirlpool Corp.	1,180	248,779

		2,632,128

Household Products — 1.2%

Church & Dwight Co., Inc.	4,636	405,001

INVESTMENTS	SHARES	VALUE($)

Household Products — continued

Clorox Co. (The)	2,314	377,205

Colgate-Palmolive Co.	15,927	1,213,478

Kimberly-Clark Corp.	6,355	822,909

Procter & Gamble Co. (The)	45,818	6,551,516

		9,370,109

Independent Power and Renewable Electricity Producers — 0.1%

AES Corp. (The)	12,582	316,186

Vistra Corp.	9,109	178,445

		494,631

Industrial Conglomerates — 1.0%

3M Co.	10,926	1,952,257

General Electric Co.	20,716	2,172,487

Honeywell International, Inc.	13,032	2,849,056

Roper Technologies, Inc.	1,993	972,325

		7,946,125

Insurance — 1.9%

Aflac, Inc.	11,652	625,363

Alleghany Corp.*	258	168,056

Allstate Corp. (The)	5,581	690,202

American Financial Group, Inc.	1,251	170,186

American International Group, Inc.	16,146	954,067

Aon plc, Class A	4,262	1,363,499

Arch Capital Group Ltd.*	7,474	312,563

Arthur J Gallagher & Co.	3,903	654,416

Chubb Ltd.	8,277	1,617,160

Cincinnati Financial Corp.	2,828	343,433

Everest Re Group Ltd.	752	196,648

Fidelity National Financial, Inc.	5,386	258,043

Globe Life, Inc.	1,762	156,853

Hartford Financial Services Group, Inc. (The)	6,551	477,765

Lincoln National Corp.	3,335	240,620

Loews Corp.	3,840	215,309

Markel Corp.*	255	334,848

Marsh & McLennan Cos., Inc.	9,559	1,594,441

MetLife, Inc.	13,750	863,500

Principal Financial Group, Inc.	4,708	315,860

Progressive Corp. (The)	11,042	1,047,665

Prudential Financial, Inc.	7,299	803,255

Reinsurance Group of America, Inc.	1,285	151,733

Travelers Cos., Inc. (The)	4,706	757,101

Willis Towers Watson plc	2,435	589,952

WR Berkley Corp.	2,645	210,542

		15,113,080

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Interactive Media & Services — 6.5%

Alphabet, Inc., Class A*	5,688	16,841,713

Alphabet, Inc., Class C*	5,323	15,784,877

InterActiveCorp.*	1,570	239,221

Match Group, Inc.*	5,224	787,675

Meta Platforms, Inc., Class A*	44,999	14,560,326

Pinterest, Inc., Class A*	10,477	467,693

Snap, Inc., Class A*	19,769	1,039,454

Twitter, Inc.*	15,063	806,473

Zillow Group, Inc., Class A*	697	73,687

Zillow Group, Inc., Class C*	3,193	330,891

		50,932,010

Internet & Direct Marketing Retail — 4.0%

Amazon.com, Inc.*	8,220	27,721,375

DoorDash, Inc., Class A*	2,886	562,193

eBay, Inc.	12,271	941,431

Etsy, Inc.*	2,391	599,400

MercadoLibre, Inc. (Argentina)*	867	1,284,044

Wayfair, Inc., Class A* (c)	1,461	363,935

		31,472,378

IT Services — 5.1%

Accenture plc, Class A	11,967	4,293,640

Akamai Technologies, Inc.*	3,068	323,551

Automatic Data Processing, Inc.	7,987	1,793,002

Broadridge Financial Solutions, Inc.	2,195	391,610

Cloudflare, Inc., Class A*	4,975	968,732

Cognizant Technology Solutions Corp., Class A	9,918	774,497

DXC Technology Co.*	4,759	155,001

EPAM Systems, Inc.*	1,072	721,713

Fidelity National Information Services, Inc.	11,663	1,291,561

Fiserv, Inc.*	11,245	1,107,520

FleetCor Technologies, Inc.*	1,555	384,723

Gartner, Inc.*	1,574	522,426

Global Payments, Inc.	5,547	793,165

GoDaddy, Inc., Class A*	3,186	220,376

International Business Machines Corp.	16,920	2,116,692

Jack Henry & Associates, Inc.	1,397	232,573

Mastercard, Inc., Class A	16,441	5,516,284

Okta, Inc.*	2,364	584,333

Paychex, Inc.	6,040	744,611

PayPal Holdings, Inc.*	22,178	5,158,381

Snowflake, Inc., Class A*	4,303	1,522,573

Square, Inc., Class A*	7,498	1,908,241

Twilio, Inc., Class A*	3,152	918,367

VeriSign, Inc.*	1,839	409,490

Visa, Inc., Class A	31,855	6,745,933

INVESTMENTS	SHARES	VALUE($)

IT Services — continued

Western Union Co. (The)	7,668	139,711

		39,738,706

Leisure Products — 0.1%

Hasbro, Inc.	2,442	233,846

Peloton Interactive, Inc., Class A*	5,070	463,601

Polaris, Inc.	1,077	123,801

		821,248

Life Sciences Tools & Services — 1.3%

Agilent Technologies, Inc.	5,730	902,418

Avantor, Inc.*	11,024	445,149

Bio-Rad Laboratories, Inc., Class A*	404	321,051

Illumina, Inc.*	2,770	1,149,716

IQVIA Holdings, Inc.*	3,613	944,510

Mettler-Toledo International, Inc.*	433	641,221

PerkinElmer, Inc.	2,113	373,769

PPD, Inc.*	2,254	106,321

Thermo Fisher Scientific, Inc.	7,427	4,701,811

Waters Corp.*	1,156	424,888

		10,010,854

Machinery — 1.4%

Caterpillar, Inc.	10,339	2,109,259

Cummins, Inc.	2,715	651,165

Deere & Co.	5,360	1,834,781

Donaldson Co., Inc.	2,373	142,404

Dover Corp.	2,721	460,067

Fortive Corp.	6,762	511,951

IDEX Corp.	1,437	319,833

Illinois Tool Works, Inc.	5,410	1,232,777

Otis Worldwide Corp.	8,053	646,736

PACCAR, Inc.	6,551	587,101

Parker-Hannifin Corp.	2,435	722,197

Pentair plc	3,133	231,748

Snap-on, Inc.	1,014	206,075

Stanley Black & Decker, Inc.	3,071	551,951

Westinghouse Air Brake Technologies Corp.	3,567	323,634

Xylem, Inc.	3,398	443,745

		10,975,424

Media — 1.1%

Altice USA, Inc., Class A*	4,300	70,090

Charter Communications, Inc., Class A*	2,396	1,617,036

Comcast Corp., Class A	86,463	4,446,792

Discovery, Inc., Class A* (c)	3,190	74,774

Discovery, Inc., Class C*	5,735	129,382

DISH Network Corp., Class A*	4,696	192,865

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Media — continued

Fox Corp., Class A	6,107	242,692

Fox Corp., Class B	2,799	103,451

Interpublic Group of Cos., Inc. (The)	7,431	271,752

Liberty Broadband Corp., Class A*	460	73,954

Liberty Broadband Corp., Class C*	2,742	445,438

Liberty Media Corp.-Liberty SiriusXM, Class A*	1,490	74,172

Liberty Media Corp.-Liberty SiriusXM, Class C*	3,016	148,749

News Corp., Class A	7,388	169,185

News Corp., Class B	2,295	51,775

Omnicom Group, Inc.	4,050	275,724

Sirius XM Holdings, Inc. (c)	17,580	107,062

ViacomCBS, Inc.	11,431	414,031

ViacomCBS, Inc., Class A	170	6,618

		8,915,542

Metals & Mining — 0.4%

Freeport-McMoRan, Inc.	27,712	1,045,297

Newmont Corp.	15,084	814,536

Nucor Corp.	5,546	619,211

Southern Copper Corp. (Peru)	1,609	96,524

Steel Dynamics, Inc.	3,664	242,117

		2,817,685

Mortgage Real Estate Investment Trusts (REITs) — 0.0% (b)

AGNC Investment Corp.	9,906	157,703

Annaly Capital Management, Inc.	27,267	230,679

		388,382

Multiline Retail — 0.5%

Dollar General Corp.	4,459	987,758

Dollar Tree, Inc.*	4,373	471,234

Target Corp.	9,337	2,424,072

		3,883,064

Multi-Utilities — 0.7%

Ameren Corp.	4,853	409,059

CenterPoint Energy, Inc.	11,190	291,388

CMS Energy Corp.	5,464	329,752

Consolidated Edison, Inc.	6,672	503,069

Dominion Energy, Inc.	15,261	1,158,768

DTE Energy Co.	3,661	414,974

NiSource, Inc.	7,409	182,780

Public Service Enterprise Group, Inc.	9,541	608,716

Sempra Energy	6,024	768,843

WEC Energy Group, Inc.	5,954	536,217

		5,203,566

INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — 2.4%

Cheniere Energy, Inc.*	4,453	460,440

Chevron Corp.	36,503	4,179,229

ConocoPhillips	25,279	1,883,033

Coterra Energy, Inc.	15,335	326,942

EOG Resources, Inc.	11,019	1,018,817

Exxon Mobil Corp.	79,920	5,152,442

Hess Corp.	5,203	429,612

Kinder Morgan, Inc.	36,797	616,350

Marathon Petroleum Corp.	12,050	794,457

Occidental Petroleum Corp.	16,744	561,426

ONEOK, Inc.	8,410	535,044

Phillips 66	8,263	617,907

Pioneer Natural Resources Co.	4,283	800,835

Texas Pacific Land Corp.	121	154,114

Valero Energy Corp.	7,712	596,369

Williams Cos., Inc. (The)	22,931	644,132

		18,771,149

Personal Products — 0.2%

Estee Lauder Cos., Inc. (The), Class A	4,372	1,417,971

Herbalife Nutrition Ltd.*	1,917	88,949

		1,506,920

Pharmaceuticals — 3.4%

Bristol-Myers Squibb Co.	41,941	2,449,354

Elanco Animal Health, Inc.*	8,929	293,586

Eli Lilly & Co.	14,992	3,819,362

Jazz Pharmaceuticals plc*	1,152	153,262

Johnson & Johnson	49,691	8,093,670

Merck & Co., Inc.	47,785	4,207,469

Perrigo Co. plc	2,528	114,139

Pfizer, Inc.	105,836	4,629,267

Royalty Pharma plc, Class A	6,691	264,495

Viatris, Inc.	22,802	304,407

Zoetis, Inc.	8,946	1,934,125

		26,263,136

Professional Services — 0.5%

Clarivate plc*	7,025	164,736

CoStar Group, Inc.*	7,455	641,503

Dun & Bradstreet Holdings, Inc.*	2,845	53,600

Equifax, Inc.	2,296	636,979

IHS Markit Ltd.	7,520	983,015

Jacobs Engineering Group, Inc.	2,458	345,152

Leidos Holdings, Inc.	2,669	266,847

Nielsen Holdings plc	6,769	137,072

TransUnion	3,611	416,312

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Professional Services — continued

Verisk Analytics, Inc.	3,042	639,641

		4,284,857

Real Estate Management & Development — 0.1%

CBRE Group, Inc., Class A*	6,337	659,555

Opendoor Technologies, Inc.*	7,194	170,570

		830,125

Road & Rail — 1.2%

CSX Corp.	42,560	1,539,395

JB Hunt Transport Services, Inc.	1,583	312,152

Kansas City Southern	1,715	532,079

Lyft, Inc., Class A*	5,480	251,368

Norfolk Southern Corp.	4,661	1,365,906

Old Dominion Freight Line, Inc.	1,766	602,824

Uber Technologies, Inc.*	30,586	1,340,278

Union Pacific Corp.	12,308	2,971,151

XPO Logistics, Inc.*	1,861	159,674

		9,074,827

Semiconductors & Semiconductor Equipment — 5.4%

Advanced Micro Devices, Inc.*	22,896	2,752,786

Analog Devices, Inc.	10,158	1,762,311

Applied Materials, Inc.	17,255	2,357,896

Broadcom, Inc.	7,748	4,119,379

Intel Corp.	76,586	3,752,714

KLA Corp.	2,878	1,072,803

Lam Research Corp.	2,685	1,513,185

Marvell Technology, Inc.	15,468	1,059,558

Microchip Technology, Inc.	10,350	766,832

Micron Technology, Inc.	21,248	1,468,237

NVIDIA Corp.	47,042	12,027,228

NXP Semiconductors NV (China)	5,006	1,005,505

Qorvo, Inc.*	2,095	352,442

QUALCOMM, Inc.	21,288	2,832,156

Skyworks Solutions, Inc.	3,120	521,446

Teradyne, Inc.	3,117	430,894

Texas Instruments, Inc.	17,430	3,267,776

Xilinx, Inc.	4,670	840,600

		41,903,748

Software — 10.6%

Adobe, Inc.*	8,989	5,846,086

ANSYS, Inc.*	1,649	625,927

AppLovin Corp., Class A*	511	50,206

Autodesk, Inc.*	4,150	1,318,081

Cadence Design Systems, Inc.*	5,224	904,327

CDK Global, Inc.	2,295	99,878

INVESTMENTS	SHARES	VALUE($)

Software — continued

Citrix Systems, Inc.	2,349	222,521

Coupa Software, Inc.*	1,383	314,909

Crowdstrike Holdings, Inc., Class A*	3,759	1,059,286

DocuSign, Inc.*	3,680	1,024,107

Fortinet, Inc.*	2,561	861,367

HubSpot, Inc.*	838	678,973

Intuit, Inc.	5,161	3,230,734

Microsoft Corp.	141,860	47,043,613

NortonLifeLock, Inc.	10,973	279,263

Oracle Corp.	31,094	2,983,158

Palantir Technologies, Inc., Class A*	29,587	765,712

Palo Alto Networks, Inc.*	1,840	936,726

Paycom Software, Inc.*	909	497,996

PTC, Inc.*	1,997	254,318

RingCentral, Inc., Class A*	1,534	373,958

salesforce.com, Inc.*	18,343	5,497,214

ServiceNow, Inc.*	3,738	2,608,227

Splunk, Inc.*	3,098	510,612

SS&C Technologies Holdings, Inc.	4,187	332,741

Synopsys, Inc.*	2,875	957,892

Trade Desk, Inc. (The), Class A*	8,194	613,813

VMware, Inc., Class A* (c)	1,516	229,977

Workday, Inc., Class A*	3,566	1,034,069

Zoom Video Communications, Inc., Class A*	4,081	1,120,847

Zscaler, Inc.*	1,475	470,318

		82,746,856

Specialty Retail — 2.2%

Advance Auto Parts, Inc.	1,239	279,419

AutoZone, Inc.*	405	722,860

Best Buy Co., Inc.	4,257	520,376

Burlington Stores, Inc.*	1,259	347,849

CarMax, Inc.*	3,070	420,344

Carvana Co.*	1,599	484,785

Home Depot, Inc. (The)	20,072	7,461,565

Lowe’s Cos., Inc.	13,346	3,120,562

O’Reilly Automotive, Inc.*	1,302	810,261

Ross Stores, Inc.	6,739	762,855

TJX Cos., Inc. (The)	22,770	1,491,207

Tractor Supply Co.	2,162	469,521

Ulta Beauty, Inc.*	1,038	381,320

		17,272,924

Technology Hardware, Storage & Peripherals — 6.0%

Apple, Inc.	296,437	44,406,264

Dell Technologies, Inc., Class C*	5,238	576,128

Hewlett Packard Enterprise Co.	24,646	361,064

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Technology Hardware, Storage & Peripherals — continued

HP, Inc.	22,677	687,793

NetApp, Inc.	4,231	377,828

Seagate Technology Holdings plc	3,950	351,827

Western Digital Corp.*	5,784	302,445

		47,063,349

Textiles, Apparel & Luxury Goods — 0.8%

Lululemon Athletica, Inc.*	2,236	1,041,998

NIKE, Inc., Class B	24,129	4,036,540

Tapestry, Inc.	5,261	205,074

Under Armour, Inc., Class A*	3,560	78,178

Under Armour, Inc., Class C*	3,933	74,255

VF Corp.	6,151	448,285

		5,884,330

Tobacco — 0.6%

Altria Group, Inc.	34,809	1,535,425

Philip Morris International, Inc.	29,419	2,781,272

		4,316,697

Trading Companies & Distributors — 0.2%

Fastenal Co.	10,846	619,090

United Rentals, Inc.*	1,363	516,727

Watsco, Inc.	619	179,250

WW Grainger, Inc.	821	380,213

		1,695,280

Water Utilities — 0.1%

American Water Works Co., Inc.	3,422	596,044

Wireless Telecommunication Services — 0.2%

T-Mobile US, Inc.*	11,067	1,273,037

Total Common Stocks (Cost $640,495,731)		778,920,082

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%

Investment Companies — 0.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $2,841,848)	2,841,848	2,841,848

Investment of Cash Collateral from Securities Loaned — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $561,034)	561,034	561,034

Total Short-Term Investments (Cost $3,402,882)		3,402,882

Total Investments — 100.0% (Cost $643,898,613)		782,322,964
Other Assets Less Liabilities — 0.0% (b)		283,008

NET ASSETS — 100.0%		782,605,972

Percentages indicated are based on net assets.

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $535,954.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Micro E-Mini S&P 500 Index	8	12/2021	USD	183,980	4,013

S&P 500 E-Mini Index	14	12/2021	USD	3,219,825	120,559

					124,572

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%

Aerospace & Defense — 1.0%

Axon Enterprise, Inc.*	29,771	5,357,589

BWX Technologies, Inc.	43,144	2,447,991

Curtiss-Wright Corp.	18,533	2,366,293

Hexcel Corp.*	38,009	2,156,631

Mercury Systems, Inc.*	25,458	1,312,105

Moog, Inc., Class A	13,271	1,002,359

Spirit AeroSystems Holdings, Inc., Class A	47,791	1,973,290

		16,616,258

Airlines — 0.5%

Allegiant Travel Co.*	6,849	1,200,424

American Airlines Group, Inc.*	293,492	5,635,046

Frontier Group Holdings, Inc.*	13,673	213,983

JetBlue Airways Corp.*	144,159	2,022,551

		9,072,004

Auto Components — 1.0%

Adient plc*	42,709	1,777,549

Dana, Inc.	65,832	1,460,812

Fox Factory Holding Corp.*	19,085	3,071,731

Gentex Corp.	108,318	3,833,374

Luminar Technologies, Inc.* (a)	97,645	1,600,401

QuantumScape Corp.* (a)	105,089	3,041,276

Visteon Corp.*	12,685	1,435,688

		16,220,831

Automobiles — 0.3%

Harley-Davidson, Inc.	69,738	2,544,740

Thor Industries, Inc.	25,097	2,558,890

		5,103,630

Banks — 5.0%

Associated Banc-Corp.	69,340	1,544,895

Bank of Hawaii Corp.	18,349	1,550,490

Bank OZK	55,228	2,467,035

BankUnited, Inc.	42,076	1,706,603

BOK Financial Corp.	13,778	1,393,920

Commerce Bancshares, Inc.	48,182	3,397,313

Cullen/Frost Bankers, Inc.	25,679	3,325,430

First Citizens BancShares, Inc., Class A (a)	3,235	2,632,966

First Financial Bankshares, Inc.	58,079	2,945,767

First Hawaiian, Inc.	58,741	1,620,664

First Horizon Corp.	249,012	4,225,734

FNB Corp.	144,838	1,687,363

Glacier Bancorp, Inc.	49,116	2,715,624

Hancock Whitney Corp.	39,369	1,947,978

Home BancShares, Inc.	68,430	1,625,897

Investors Bancorp, Inc.	102,142	1,562,773

INVESTMENTS	SHARES	VALUE($)

Banks — continued

PacWest Bancorp	53,133	2,522,223

People’s United Financial, Inc.	193,992	3,325,023

Pinnacle Financial Partners, Inc.	34,500	3,331,665

Popular, Inc. (Puerto Rico)	36,561	2,977,528

Prosperity Bancshares, Inc.	42,125	3,172,434

Signature Bank	27,487	8,186,178

Sterling Bancorp	87,348	2,223,007

Synovus Financial Corp.	66,384	3,092,831

Texas Capital Bancshares, Inc.*	22,936	1,389,922

UMB Financial Corp.	19,505	1,927,484

Umpqua Holdings Corp.	99,786	2,040,624

United Bankshares, Inc.	58,568	2,166,430

Valley National Bancorp	184,316	2,444,030

Webster Financial Corp.	41,065	2,297,997

Western Alliance Bancorp	47,234	5,483,395

Wintrust Financial Corp.	25,857	2,288,344

		85,219,567

Beverages — 0.3%

Boston Beer Co., Inc. (The), Class A*	4,255	2,095,502

Celsius Holdings, Inc.*	17,216	1,661,688

National Beverage Corp.	10,574	596,374

		4,353,564

Biotechnology — 4.1%

ACADIA Pharmaceuticals, Inc.*	53,158	954,186

Acceleron Pharma, Inc.*	24,294	4,231,529

Agios Pharmaceuticals, Inc.*	26,722	1,255,934

Arrowhead Pharmaceuticals, Inc.*	47,261	3,016,197

Bluebird Bio, Inc.*	30,634	717,142

Blueprint Medicines Corp.*	26,552	2,986,834

Bridgebio Pharma, Inc.* (a)	49,559	2,447,223

ChemoCentryx, Inc.*	22,132	770,415

CRISPR Therapeutics AG (Switzerland)*	31,779	2,902,376

Denali Therapeutics, Inc.*	41,906	2,026,155

Exelixis, Inc.*	142,811	3,071,865

Fate Therapeutics, Inc.*	36,675	1,973,115

FibroGen, Inc.*	39,046	434,192

Global Blood Therapeutics, Inc.*	25,745	940,207

Halozyme Therapeutics, Inc.*	64,520	2,456,276

ImmunityBio, Inc.* (a)	29,584	231,643

Invitae Corp.* (a)	90,638	2,401,907

Ionis Pharmaceuticals, Inc.*	63,982	2,039,106

Iovance Biotherapeutics, Inc.*	61,140	1,486,313

Kodiak Sciences, Inc.*	15,160	1,775,084

Ligand Pharmaceuticals, Inc.*	7,560	1,103,306

Mirati Therapeutics, Inc.*	20,827	3,936,720

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Biotechnology — continued

Natera, Inc.*	39,536	4,529,640

Novavax, Inc.* (a)	33,764	5,025,096

Recursion Pharmaceuticals, Inc., Class A* (a)	11,533	220,857

Relay Therapeutics, Inc.*	34,084	1,133,293

Sage Therapeutics, Inc.*	23,460	946,846

Sana Biotechnology, Inc.* (a)	37,475	777,232

Sarepta Therapeutics, Inc.*	38,992	3,085,437

Twist Bioscience Corp.*	22,164	2,633,083

Ultragenyx Pharmaceutical, Inc.*	30,750	2,580,540

United Therapeutics Corp.*	20,350	3,881,966

Vir Biotechnology, Inc.*	33,156	1,250,976

		69,222,691

Building Products — 1.7%

Advanced Drainage Systems, Inc.	25,268	2,850,230

AO Smith Corp.	60,379	4,411,894

Armstrong World Industries, Inc.	21,578	2,279,716

AZEK Co., Inc. (The)*	50,503	1,852,955

Builders FirstSource, Inc.*	93,927	5,473,126

Carlisle Cos., Inc.	23,629	5,267,377

JELD-WEN Holding, Inc.*	41,757	1,144,559

Trex Co., Inc.*	52,286	5,563,230

		28,843,087

Capital Markets — 3.0%

Affiliated Managers Group, Inc.	18,679	3,135,830

Ares Management Corp.	74,096	6,278,895

Artisan Partners Asset Management, Inc., Class A	29,391	1,456,030

Coinbase Global, Inc., Class A* (a)	13,002	4,153,099

Evercore, Inc., Class A	17,976	2,729,476

FactSet Research Systems, Inc.	17,126	7,602,060

Federated Hermes, Inc.	44,222	1,473,035

Interactive Brokers Group, Inc., Class A	39,594	2,805,235

Janus Henderson Group plc	78,126	3,632,859

LPL Financial Holdings, Inc.	36,375	5,966,227

Morningstar, Inc.	10,737	3,400,945

Open Lending Corp., Class A*	46,333	1,460,416

Stifel Financial Corp.	47,500	3,461,325

Tradeweb Markets, Inc., Class A	47,737	4,253,367

		51,808,799

Chemicals — 1.9%

Amyris, Inc.*	85,096	1,261,123

Ashland Global Holdings, Inc.	25,603	2,458,144

Avient Corp.	41,385	2,229,824

Cabot Corp.	25,713	1,371,788

INVESTMENTS	SHARES	VALUE($)

Chemicals — continued

Diversey Holdings Ltd.*	20,483	356,404

Element Solutions, Inc.	98,756	2,242,749

Huntsman Corp.	95,571	3,113,703

Ingevity Corp.*	17,914	1,395,680

NewMarket Corp.	3,269	1,111,493

Olin Corp.	65,464	3,730,139

RPM International, Inc.	58,826	5,129,627

Scotts Miracle-Gro Co. (The)	18,465	2,741,314

Sensient Technologies Corp.	19,109	1,826,820

Valvoline, Inc.	81,939	2,782,648

Zymergen, Inc.* (a)	7,276	77,126

		31,828,582

Commercial Services & Supplies — 1.1%

ADT, Inc. (a)	66,038	551,417

Brink’s Co. (The)	22,571	1,554,690

Cimpress plc (Ireland)*	8,518	760,828

Clean Harbors, Inc.*	22,688	2,553,308

Driven Brands Holdings, Inc.*	25,037	812,951

Healthcare Services Group, Inc.	33,842	649,428

IAA, Inc.*	61,103	3,644,794

KAR Auction Services, Inc.*	54,026	792,561

MSA Safety, Inc.	16,521	2,528,209

Tetra Tech, Inc.	24,510	4,305,427

		18,153,613

Communications Equipment — 0.7%

Ciena Corp.*	70,156	3,808,769

CommScope Holding Co., Inc.*	92,565	991,371

Lumentum Holdings, Inc.*	34,405	2,841,165

NetScout Systems, Inc.*	33,583	908,756

ViaSat, Inc.*	33,239	1,984,036

Viavi Solutions, Inc.*	103,642	1,596,087

		12,130,184

Construction & Engineering — 0.9%

AECOM*	65,303	4,464,766

EMCOR Group, Inc.	24,367	2,960,347

MasTec, Inc.*	25,939	2,311,943

Valmont Industries, Inc.	9,616	2,297,839

WillScot Mobile Mini Holdings Corp.*	101,449	3,525,353

		15,560,248

Construction Materials — 0.2%

Eagle Materials, Inc.	18,985	2,816,615

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Consumer Finance — 1.2%

Credit Acceptance Corp.*	4,049	2,422,152

FirstCash, Inc.	18,337	1,622,274

Green Dot Corp., Class A*	24,768	1,049,172

LendingTree, Inc.* (a)	5,191	837,776

OneMain Holdings, Inc.	50,157	2,648,791

PRA Group, Inc.*	20,778	890,961

PROG Holdings, Inc.	30,144	1,219,325

SLM Corp.	138,622	2,543,714

Upstart Holdings, Inc.*	20,916	6,735,789

		19,969,954

Containers & Packaging — 0.9%

AptarGroup, Inc.	29,899	3,611,201

Berry Global Group, Inc.*	61,331	4,019,634

Graphic Packaging Holding Co.	128,050	2,552,037

O-I Glass, Inc.*	71,297	930,426

Silgan Holdings, Inc.	38,036	1,529,047

Sonoco Products Co.	44,571	2,582,889

		15,225,234

Distributors — 0.5%

Pool Corp.	18,178	9,364,578

Diversified Consumer Services — 1.4%

Bright Horizons Family Solutions, Inc.*	27,452	4,557,032

Chegg, Inc.*	64,339	3,824,310

Coursera, Inc.*	36,311	1,267,617

Frontdoor, Inc.*	38,869	1,449,036

Graham Holdings Co., Class B	1,830	1,072,106

Grand Canyon Education, Inc.*	20,483	1,632,495

H&R Block, Inc.	80,712	1,862,026

Service Corp. International	75,963	5,202,706

Terminix Global Holdings, Inc.*	56,521	2,287,970

Vivint Smart Home, Inc.*	17,976	163,042

WW International, Inc.*	24,072	417,890

		23,736,230

Electric Utilities — 0.6%

ALLETE, Inc.	23,693	1,458,067

Hawaiian Electric Industries, Inc.	49,551	2,009,789

IDACORP, Inc.	22,899	2,388,824

PNM Resources, Inc.	38,909	1,935,723

Portland General Electric Co.	40,527	1,998,386

		9,790,789

Electrical Equipment — 3.0%

Acuity Brands, Inc.	16,186	3,325,090

Array Technologies, Inc.*	54,112	1,155,291

INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — continued

Bloom Energy Corp., Class A* (a)	66,100	2,066,286

ChargePoint Holdings, Inc.*	77,241	1,914,032

EnerSys	19,270	1,542,371

Generac Holdings, Inc.*	28,613	14,265,297

GrafTech International Ltd.	92,287	987,471

nVent Electric plc	76,203	2,701,396

Plug Power, Inc.* (a)	234,319	8,967,388

Regal Rexnord Corp.	30,690	4,675,008

Sunrun, Inc.* (a)	93,349	5,384,370

Vertiv Holdings Co.	127,804	3,282,007

		50,266,007

Electronic Equipment, Instruments & Components — 1.6%

Arrow Electronics, Inc.*	32,555	3,768,241

Avnet, Inc.	45,105	1,718,952

Belden, Inc.	20,332	1,224,190

Coherent, Inc.*	11,122	2,829,437

II-VI, Inc.*	47,544	2,876,887

Jabil, Inc.	66,105	3,963,656

Littelfuse, Inc.	11,159	3,286,883

National Instruments Corp.	60,280	2,560,092

SYNNEX Corp.	18,834	1,977,570

Vontier Corp.	76,574	2,590,498

		26,796,406

Energy Equipment & Services — 0.1%

NOV, Inc.*	177,106	2,483,026

Entertainment — 1.2%

AMC Entertainment Holdings, Inc., Class A* (a)	232,692	8,230,316

Liberty Media Corp.-Liberty Formula One, Class A*	10,658	555,815

Liberty Media Corp.-Liberty Formula One, Class C*	92,290	5,149,782

Lions Gate Entertainment Corp., Class A*	27,894	361,227

Lions Gate Entertainment Corp., Class B*	55,181	624,649

Madison Square Garden Sports Corp.*	7,725	1,463,965

Skillz, Inc.* (a)	116,715	1,304,874

Zynga, Inc., Class A*	465,256	3,433,589

		21,124,217

Equity Real Estate Investment Trusts (REITs) — 7.2%

American Campus Communities, Inc.	63,057	3,387,422

American Homes 4 Rent, Class A	124,148	5,040,409

Americold Realty Trust	118,347	3,487,686

Apple Hospitality REIT, Inc.	96,261	1,512,260

Brixmor Property Group, Inc.	134,620	3,155,493

CoreSite Realty Corp.	20,038	2,854,613

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Cousins Properties, Inc.	67,400	2,669,714

CubeSmart	91,462	5,031,325

CyrusOne, Inc.	56,218	4,611,000

DigitalBridge Group, Inc.* (a)	223,221	1,495,581

Douglas Emmett, Inc.	79,541	2,599,400

EastGroup Properties, Inc.	18,316	3,622,538

EPR Properties	33,909	1,702,571

Equity Commonwealth	55,275	1,433,281

First Industrial Realty Trust, Inc.	58,535	3,408,493

Gaming and Leisure Properties, Inc.	100,898	4,892,544

Healthcare Realty Trust, Inc.	65,969	2,180,935

Healthcare Trust of America, Inc., Class A	99,204	3,312,422

Highwoods Properties, Inc.	47,238	2,118,152

Hudson Pacific Properties, Inc.	69,118	1,779,788

JBG SMITH Properties	52,632	1,518,959

Kilroy Realty Corp.	47,510	3,201,224

Lamar Advertising Co., Class A	39,330	4,452,156

Life Storage, Inc.	35,501	4,750,389

Medical Properties Trust, Inc.	270,030	5,759,740

National Health Investors, Inc.	20,784	1,117,763

National Retail Properties, Inc.	79,599	3,610,611

Omega Healthcare Investors, Inc.	108,282	3,179,159

Outfront Media, Inc.	66,000	1,642,740

Paramount Group, Inc.	74,441	631,260

Park Hotels & Resorts, Inc.*	107,202	1,986,453

Pebblebrook Hotel Trust	59,556	1,337,628

Piedmont Office Realty Trust, Inc., Class A	56,270	999,355

PS Business Parks, Inc.	9,114	1,619,558

Rayonier, Inc.	64,063	2,391,472

Rexford Industrial Realty, Inc.	62,437	4,195,766

RLJ Lodging Trust	75,528	1,089,114

Ryman Hospitality Properties, Inc.*	24,961	2,135,164

Sabra Health Care REIT, Inc.	100,099	1,416,401

SITE Centers Corp.	81,315	1,292,095

SL Green Realty Corp. (a)	30,443	2,133,141

Spirit Realty Capital, Inc.	53,990	2,641,731

STAG Industrial, Inc.	73,452	3,197,366

STORE Capital Corp.	110,840	3,805,137

Sunstone Hotel Investors, Inc.*	99,292	1,225,263

Uniti Group, Inc.	105,803	1,514,041

		123,139,313

Food & Staples Retailing — 0.9%

BJ’s Wholesale Club Holdings, Inc.*	62,163	3,632,805

Casey’s General Stores, Inc.	16,783	3,214,616

Performance Food Group Co.*	69,662	3,150,812

INVESTMENTS	SHARES	VALUE($)

Food & Staples Retailing — continued

PriceSmart, Inc.	10,884	783,104

Sprouts Farmers Market, Inc.*	51,763	1,146,033

US Foods Holding Corp.*	100,864	3,496,955

		15,424,325

Food Products — 1.3%

Beyond Meat, Inc.* (a)	27,235	2,695,720

Darling Ingredients, Inc.*	73,466	6,209,346

Flowers Foods, Inc.	90,229	2,233,168

Freshpet, Inc.*	19,655	3,064,411

Hain Celestial Group, Inc. (The)*	37,971	1,703,759

Lancaster Colony Corp.	8,990	1,528,300

Pilgrim’s Pride Corp.*	22,092	622,111

Post Holdings, Inc.*	26,568	2,696,121

Seaboard Corp.	116	446,602

TreeHouse Foods, Inc.*	25,267	913,149

		22,112,687

Gas Utilities — 0.5%

National Fuel Gas Co.	41,332	2,373,697

New Jersey Resources Corp.	43,713	1,652,788

ONE Gas, Inc.	24,252	1,632,160

Southwest Gas Holdings, Inc.	26,787	1,855,000

Spire, Inc.	23,428	1,470,341

		8,983,986

Health Care Equipment & Supplies — 3.1%

Envista Holdings Corp.*	73,098	2,858,132

Globus Medical, Inc., Class A*	35,495	2,739,149

Haemonetics Corp.*	23,102	1,587,338

Hill-Rom Holdings, Inc.	29,835	4,621,442

ICU Medical, Inc.*	9,037	2,115,833

Inari Medical, Inc.*	14,412	1,304,574

Insulet Corp.*	31,221	9,679,134

Integra LifeSciences Holdings Corp.*	32,972	2,191,319

iRhythm Technologies, Inc.*	13,328	934,826

LivaNova plc*	24,118	1,850,333

Masimo Corp.*	22,961	6,510,362

Nevro Corp.*	15,805	1,797,661

NuVasive, Inc.*	23,420	1,249,691

Ortho Clinical Diagnostics Holdings plc*	51,161	1,011,453

Penumbra, Inc.* (a)	15,587	4,310,585

Quidel Corp.*	17,174	2,280,192

STAAR Surgical Co.*	21,485	2,545,113

Tandem Diabetes Care, Inc.*	28,571	3,895,084

		53,482,221

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Health Care Providers & Services — 2.3%

1Life Healthcare, Inc.*	52,471	1,136,522

Acadia Healthcare Co., Inc.*	40,735	2,525,570

Alignment Healthcare, Inc.*	12,734	252,897

Amedisys, Inc.*	14,792	2,504,877

Chemed Corp.	7,131	3,438,925

Encompass Health Corp.	45,105	2,866,874

Guardant Health, Inc.*	45,919	5,362,880

HealthEquity, Inc.*	37,800	2,501,604

Innovage Holding Corp.* (a)	7,986	52,867

LHC Group, Inc.*	14,356	1,932,174

Molina Healthcare, Inc.*	26,473	7,828,596

Patterson Cos., Inc.	39,085	1,221,797

Premier, Inc., Class A	55,424	2,158,765

Privia Health Group, Inc.*	9,107	234,050

R1 RCM, Inc.*	60,678	1,316,713

Signify Health, Inc., Class A*	10,664	171,370

Tenet Healthcare Corp.*	48,527	3,477,445

		38,983,926

Health Care Technology — 0.6%

American Well Corp., Class A* (a)	81,394	732,546

Certara, Inc.*	42,087	1,738,614

Change Healthcare, Inc.*	111,904	2,409,293

Inspire Medical Systems, Inc.*	12,362	3,332,548

Multiplan Corp.* (a)	115,086	496,021

Schrodinger, Inc.*	21,132	1,153,384

		9,862,406

Hotels, Restaurants & Leisure — 3.3%

Boyd Gaming Corp.*	37,136	2,368,534

Caesars Entertainment, Inc.*	96,748	10,590,036

Choice Hotels International, Inc.	14,878	2,092,144

Churchill Downs, Inc.	15,715	3,614,450

Cracker Barrel Old Country Store, Inc.	10,755	1,432,243

Hilton Grand Vacations, Inc.*	40,145	2,018,491

Hyatt Hotels Corp., Class A* (a)	21,837	1,860,512

Jack in the Box, Inc.	9,824	972,085

Marriott Vacations Worldwide Corp.	19,359	3,043,622

Norwegian Cruise Line Holdings Ltd.* (a)	167,734	4,314,119

Penn National Gaming, Inc.* (a)	75,280	5,390,048

Planet Fitness, Inc., Class A*	37,729	3,001,342

Scientific Games Corp.*	43,684	3,496,904

Six Flags Entertainment Corp.*	35,034	1,440,948

Texas Roadhouse, Inc.	31,654	2,811,192

Travel + Leisure Co.	39,119	2,125,727

Wendy’s Co. (The)	80,792	1,801,662

Wyndham Hotels & Resorts, Inc.	42,394	3,581,021

		55,955,080

INVESTMENTS	SHARES	VALUE($)

Household Durables — 0.8%

Leggett & Platt, Inc.	60,425	2,830,911

Tempur Sealy International, Inc.	89,072	3,961,032

Toll Brothers, Inc.	52,571	3,163,197

TopBuild Corp.*	14,929	3,836,305

		13,791,445

Household Products — 0.2%

Energizer Holdings, Inc.	28,514	1,039,906

Reynolds Consumer Products, Inc.	24,722	666,999

Spectrum Brands Holdings, Inc.	19,277	1,807,219

		3,514,124

Independent Power and Renewable Electricity Producers — 0.1%

Ormat Technologies, Inc. (a)	20,307	1,468,805

Insurance — 3.3%

American National Group, Inc.	5,850	1,109,803

Assurant, Inc.	26,660	4,300,525

Assured Guaranty Ltd.	33,073	1,838,197

Athene Holding Ltd., Class A*	59,174	5,148,730

Axis Capital Holdings Ltd.	34,968	1,820,784

Brighthouse Financial, Inc.*	37,674	1,892,365

Brown & Brown, Inc.	105,951	6,686,568

CNO Financial Group, Inc.	57,927	1,398,358

Enstar Group Ltd.*	5,629	1,299,061

Erie Indemnity Co., Class A	11,306	2,326,888

First American Financial Corp.	49,827	3,644,347

Hanover Insurance Group, Inc. (The)	16,185	2,039,310

Kemper Corp.	27,112	1,721,070

Lemonade, Inc.* (a)	17,259	1,072,819

Mercury General Corp.	12,048	656,495

Old Republic International Corp.	128,889	3,329,203

Oscar Health, Inc., Class A*	17,179	296,853

Primerica, Inc.	17,892	3,010,150

RenaissanceRe Holdings Ltd. (Bermuda)	21,353	3,027,855

RLI Corp.	18,041	1,954,021

Selective Insurance Group, Inc.	27,247	2,135,347

Selectquote, Inc.*	56,289	748,081

Unum Group	92,652	2,359,846

White Mountains Insurance Group Ltd.	1,408	1,485,426

		55,302,102

Interactive Media & Services — 0.5%

Bumble, Inc., Class A*	32,098	1,685,787

Cargurus, Inc.*	39,191	1,314,466

TripAdvisor, Inc.*	44,622	1,471,187

Yelp, Inc.*	31,346	1,210,896

Ziff Davis, Inc.*	21,851	2,802,828

		8,485,164

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Internet & Direct Marketing Retail — 0.3%

Chewy, Inc., Class A* (a)	39,215	2,972,497

Qurate Retail, Inc., Series A	166,431	1,737,540

		4,710,037

IT Services — 2.7%

Affirm Holdings, Inc.*	42,145	6,848,563

Alliance Data Systems Corp.	22,554	1,922,728

BigCommerce Holdings, Inc., Series 1*	26,754	1,236,302

Concentrix Corp.	19,409	3,448,591

DigitalOcean Holdings, Inc.*	7,785	759,738

Euronet Worldwide, Inc.*	23,945	2,686,390

Fastly, Inc., Class A* (a)	48,098	2,434,240

Genpact Ltd.	78,293	3,863,760

LiveRamp Holdings, Inc.*	30,789	1,647,519

Maximus, Inc.	27,865	2,356,543

MongoDB, Inc.*	29,301	15,274,318

Rackspace Technology, Inc.* (a)	28,246	375,389

SolarWinds Corp.	20,057	322,918

WEX, Inc.*	20,307	3,039,958

		46,216,957

Leisure Products — 0.6%

Brunswick Corp.	35,130	3,270,252

Hayward Holdings, Inc.*	18,856	437,271

Mattel, Inc.*	158,188	3,450,080

YETI Holdings, Inc.*	39,637	3,897,506

		11,055,109

Life Sciences Tools & Services — 2.7%

10X Genomics, Inc., Class A*	41,071	6,623,520

Adaptive Biotechnologies Corp.*	49,133	1,641,534

Berkeley Lights, Inc.*	18,752	435,984

Bio-Techne Corp.	17,630	9,231,950

Bruker Corp.	45,866	3,683,040

Charles River Laboratories International, Inc.*	22,845	10,250,095

Maravai LifeSciences Holdings, Inc., Class A*	49,445	2,091,029

Repligen Corp.*	23,177	6,732,918

Sotera Health Co.*	44,879	1,108,511

Syneos Health, Inc.*	46,909	4,378,486

		46,177,067

Machinery — 4.0%

AGCO Corp.	28,021	3,424,446

Allison Transmission Holdings, Inc.	47,939	1,599,245

Barnes Group, Inc.	21,092	884,598

Colfax Corp.*	58,716	3,030,920

Crane Co.	22,591	2,333,199

INVESTMENTS	SHARES	VALUE($)

Machinery — continued

Flowserve Corp.	59,048	1,985,194

Gates Industrial Corp. plc*	43,658	717,738

Graco, Inc.	76,944	5,784,650

Hyliion Holdings Corp.* (a)	50,988	412,493

Ingersoll Rand, Inc.*	183,664	9,873,777

ITT, Inc.	39,029	3,671,458

Kennametal, Inc.	37,903	1,506,644

Lincoln Electric Holdings, Inc.	26,920	3,833,408

Middleby Corp. (The)*	25,216	4,600,407

Nikola Corp.* (a)	92,069	1,086,414

Nordson Corp.	24,505	6,229,416

Oshkosh Corp.	31,113	3,329,091

RBC Bearings, Inc.*	12,883	3,013,720

Timken Co. (The)	31,457	2,231,874

Toro Co. (The)	48,532	4,633,350

Trinity Industries, Inc.	37,813	1,060,655

Woodward, Inc.	28,833	3,256,687

		68,499,384

Marine — 0.1%

Kirby Corp.*	27,247	1,428,015

Media — 0.8%

Advantage Solutions, Inc.*	44,767	382,310

Cable One, Inc.	2,244	3,839,955

John Wiley & Sons, Inc., Class A	19,729	1,068,720

Magnite, Inc.*	51,762	1,399,127

New York Times Co. (The), Class A	75,743	4,134,810

Nexstar Media Group, Inc., Class A	18,947	2,840,724

		13,665,646

Metals & Mining — 1.3%

Alcoa Corp.	84,706	3,892,241

Cleveland-Cliffs, Inc.* (a)	206,142	4,970,084

Compass Minerals International, Inc.	15,430	1,012,208

MP Materials Corp.* (a)	33,841	1,145,518

Reliance Steel & Aluminum Co.	28,777	4,206,046

Royal Gold, Inc.	29,740	2,944,855

United States Steel Corp.	122,449	3,231,429

Worthington Industries, Inc.	15,011	815,397

		22,217,778

Mortgage Real Estate Investment Trusts (REITs) — 0.6%

Blackstone Mortgage Trust, Inc., Class A	71,175	2,341,658

Chimera Investment Corp.	106,959	1,669,630

New Residential Investment Corp.	211,500	2,402,640

Starwood Property Trust, Inc.	130,676	3,328,318

Two Harbors Investment Corp.	155,882	1,000,762

		10,743,008

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Multiline Retail — 0.4%

Kohl’s Corp.	70,820	3,436,895

Nordstrom, Inc.* (a)	50,420	1,448,567

Ollie’s Bargain Outlet Holdings, Inc.* (a)	27,522	1,862,138

		6,747,600

Multi-Utilities — 0.4%

Avista Corp.	31,580	1,257,200

Black Hills Corp.	28,775	1,910,085

MDU Resources Group, Inc.	91,762	2,819,846

		5,987,131

Oil, Gas & Consumable Fuels — 2.7%

APA Corp.	171,357	4,491,267

Chesapeake Energy Corp.	44,384	2,829,036

CNX Resources Corp.* (a)	98,783	1,443,220

Continental Resources, Inc. (a)	26,658	1,301,177

Devon Energy Corp.	285,402	11,438,912

Diamondback Energy, Inc.	77,147	8,269,387

Equitrans Midstream Corp.	184,298	1,900,112

HollyFrontier Corp.	67,764	2,290,423

Marathon Oil Corp.	357,381	5,832,458

Targa Resources Corp.	103,649	5,666,491

World Fuel Services Corp.	28,785	878,806

		46,341,289

Paper & Forest Products — 0.2%

Domtar Corp.*	22,828	1,246,181

Louisiana-Pacific Corp.	43,166	2,543,772

		3,789,953

Personal Products — 0.1%

Coty, Inc., Class A*	151,676	1,286,212

Nu Skin Enterprises, Inc., Class A	22,726	912,449

		2,198,661

Pharmaceuticals — 0.9%

Axsome Therapeutics, Inc.* (a)	13,454	517,979

Catalent, Inc.*	77,216	10,644,998

Pacira BioSciences, Inc.*	20,151	1,053,494

Prestige Consumer Healthcare, Inc.*	22,692	1,361,293

Reata Pharmaceuticals, Inc., Class A*	12,371	1,187,740

		14,765,504

Professional Services — 1.8%

ASGN, Inc.*	23,980	2,869,447

Booz Allen Hamilton Holding Corp.	61,280	5,322,781

CACI International, Inc., Class A*	10,676	3,070,845

FTI Consulting, Inc.*	15,538	2,236,229

INVESTMENTS	SHARES	VALUE($)

Professional Services — continued

Insperity, Inc.	16,274	2,034,250

KBR, Inc.	63,817	2,708,393

ManpowerGroup, Inc.	24,584	2,376,044

Robert Half International, Inc.	50,756	5,738,981

Science Applications International Corp.	26,273	2,358,790

TriNet Group, Inc.*	18,210	1,843,762

		30,559,522

Real Estate Management & Development — 0.8%

Cushman & Wakefield plc*	67,803	1,246,897

eXp World Holdings, Inc.	29,868	1,541,189

Howard Hughes Corp. (The)*	18,741	1,632,903

Jones Lang LaSalle, Inc.*	22,983	5,934,900

Redfin Corp.*	47,557	2,441,577

		12,797,466

Road & Rail — 1.0%

AMERCO	4,444	3,275,184

Avis Budget Group, Inc.*	21,416	3,711,607

Knight-Swift Transportation Holdings, Inc.	75,237	4,265,186

Landstar System, Inc.	17,350	3,050,303

Ryder System, Inc.	24,376	2,070,741

TuSimple Holdings, Inc., Class A* (a)	15,098	590,634

		16,963,655

Semiconductors & Semiconductor Equipment — 5.3%

Allegro MicroSystems, Inc. (Japan)*	24,930	831,665

Brooks Automation, Inc.	33,679	3,921,920

Cirrus Logic, Inc.*	26,109	2,109,868

CMC Materials, Inc.	13,246	1,700,389

Enphase Energy, Inc.*	61,024	14,134,989

Entegris, Inc.	61,466	8,653,183

First Solar, Inc.*	44,821	5,360,143

Lattice Semiconductor Corp.*	61,823	4,292,989

MKS Instruments, Inc.	25,136	3,771,657

Monolithic Power Systems, Inc.	19,567	10,281,676

ON Semiconductor Corp.*	195,160	9,381,341

Silicon Laboratories, Inc.*	18,411	3,475,260

SolarEdge Technologies, Inc.*	23,694	8,403,788

Synaptics, Inc.*	15,957	3,104,754

Universal Display Corp.	19,651	3,600,063

Wolfspeed, Inc.*	52,343	6,286,918

		89,310,603

Software — 9.6%

ACI Worldwide, Inc.*	53,255	1,633,863

Alteryx, Inc., Class A*	26,963	1,973,422

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	119

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Software — continued

Anaplan, Inc.*	65,607	4,278,232

Aspen Technology, Inc.*	30,784	4,823,545

Avalara, Inc.*	39,127	7,028,774

Bill.com Holdings, Inc.*	40,019	11,777,992

Black Knight, Inc.*	71,000	4,977,810

Blackbaud, Inc.*	19,056	1,353,166

Blackline, Inc.*	24,094	3,056,806

C3.ai, Inc., Class A* (a)	31,706	1,430,575

Ceridian HCM Holding, Inc.* (a)	61,139	7,657,660

CommVault Systems, Inc.*	20,793	1,278,769

Datadog, Inc., Class A*	108,672	18,153,658

Datto Holding Corp.*	11,770	281,303

Digital Turbine, Inc.*	39,640	3,411,418

Dolby Laboratories, Inc., Class A	29,601	2,615,248

Dropbox, Inc., Class A*	130,212	3,970,164

Duck Creek Technologies, Inc.*	34,032	1,072,008

Dynatrace, Inc.*	88,918	6,668,850

Elastic NV*	32,353	5,613,569

Fair Isaac Corp.*	12,868	5,124,038

Five9, Inc.*	30,688	4,849,011

Guidewire Software, Inc.*	37,694	4,739,267

Jamf Holding Corp.* (a)	24,623	1,173,286

JFrog Ltd. (Israel)*	19,559	639,384

Mandiant Corp.*	108,426	1,890,949

Manhattan Associates, Inc.*	28,739	5,217,278

Marathon Digital Holdings, Inc.* (a)	45,096	2,355,815

McAfee Corp., Class A	33,199	709,463

nCino, Inc.*	25,524	1,854,574

New Relic, Inc.*	26,456	2,147,169

Nuance Communications, Inc.*	129,217	7,113,396

Nutanix, Inc., Class A*	92,619	3,177,758

Paylocity Holding Corp.*	17,820	5,437,595

Pegasystems, Inc.	18,462	2,191,809

Qualtrics International, Inc., Class A*	28,603	1,324,891

Smartsheet, Inc., Class A*	56,713	3,913,764

Tyler Technologies, Inc.*	18,514	10,057,175

Verint Systems, Inc.*	29,464	1,373,022

Zendesk, Inc.*	54,405	5,538,429

		163,884,905

Specialty Retail — 3.2%

American Eagle Outfitters, Inc. (a)	69,184	1,642,428

AutoNation, Inc.*	19,797	2,397,813

Bath & Body Works, Inc.	120,011	8,291,560

Five Below, Inc.*	25,382	5,007,869

Floor & Decor Holdings, Inc., Class A*	47,705	6,484,064

INVESTMENTS	SHARES	VALUE($)

Specialty Retail — continued

Foot Locker, Inc.	40,835	1,946,604

GameStop Corp., Class A* (a)	28,204	5,175,716

Gap, Inc. (The)	97,565	2,213,750

Leslie’s, Inc.*	59,216	1,224,587

Lithia Motors, Inc., Class A	13,713	4,377,464

Penske Automotive Group, Inc.	14,201	1,506,016

Petco Health & Wellness Co., Inc.*	36,959	913,996

RH* (a)	7,722	5,093,663

Urban Outfitters, Inc.*	29,867	953,653

Vroom, Inc.* (a)	57,635	1,102,557

Williams-Sonoma, Inc. (a)	34,051	6,324,292

		54,656,032

Technology Hardware, Storage & Peripherals — 0.3%

Pure Storage, Inc., Class A*	120,695	3,241,868

Xerox Holdings Corp.	62,299	1,108,922

		4,350,790

Textiles, Apparel & Luxury Goods — 1.8%

Capri Holdings Ltd.*	68,908	3,668,662

Carter’s, Inc.	19,950	1,965,474

Columbia Sportswear Co.	15,848	1,645,656

Crocs, Inc.*	28,280	4,565,806

Deckers Outdoor Corp.*	12,540	4,957,187

Hanesbrands, Inc.	158,270	2,696,921

PVH Corp.*	32,347	3,536,498

Ralph Lauren Corp.	22,043	2,803,208

Skechers U.S.A., Inc., Class A*	61,147	2,825,603

Wolverine World Wide, Inc.	37,268	1,236,180

		29,901,195

Thrifts & Mortgage Finance — 0.6%

Essent Group Ltd.	50,711	2,434,128

MGIC Investment Corp.	153,814	2,485,634

New York Community Bancorp, Inc.	210,799	2,620,232

Radian Group, Inc.	84,113	2,007,777

TFS Financial Corp.	21,625	420,823

		9,968,594

Tobacco — 0.0% (b)

Vector Group Ltd.	59,321	786,596

Trading Companies & Distributors — 0.8%

Air Lease Corp.	48,636	1,947,872

Beacon Roofing Supply, Inc.*	25,080	1,325,980

GATX Corp. (a)	16,092	1,526,326

MSC Industrial Direct Co., Inc., Class A	21,302	1,790,859

SiteOne Landscape Supply, Inc.*	20,194	4,744,782

Univar Solutions, Inc.*	77,472	1,981,734

		13,317,553

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Transportation Infrastructure — 0.0% (b)

Macquarie Infrastructure Holdings LLC	33,452	123,438

Water Utilities — 0.3%

Essential Utilities, Inc.	101,375	4,771,721

Wireless Telecommunication Services — 0.1%

Telephone and Data Systems, Inc.	44,807	839,683

United States Cellular Corp.*	6,820	208,488

		1,048,171

Total Common Stocks (Cost $1,424,117,276)		1,693,195,078

Short-Term Investments — 4.4%

Investment Companies — 0.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d) (Cost $4,743,180)	4,743,180	4,743,180

INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 4.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	62,497,450	62,497,450

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	7,753,502	7,753,502

Total Investment of Cash Collateral from Securities Loaned (Cost $70,250,952)		70,250,952

Total Short-Term Investments (Cost $74,994,132)		74,994,132

Total Investments — 104.1% (Cost $1,499,111,408)		1,768,189,210

Liabilities in Excess of Other Assets — (4.1)%		(69,565,096)

NET ASSETS — 100.0%		1,698,624,114

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $69,113,144.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	14	12/2021	USD	3,907,260	182,542

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	121

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — 98.6%

Aerospace & Defense — 0.9%

AAR Corp.*	7,556	267,256

Aerojet Rocketdyne Holdings, Inc.	16,910	744,209

AeroVironment, Inc.*	5,232	466,224

Kaman Corp.	6,322	226,264

Kratos Defense & Security Solutions, Inc.*	28,151	602,150

Maxar Technologies, Inc.	16,461	437,040

National Presto Industries, Inc.	1,153	95,872

PAE, Inc.*	14,160	140,467

Parsons Corp.*	6,052	209,641

Virgin Galactic Holdings, Inc.* (a)	40,308	755,775

		3,944,898

Air Freight & Logistics — 0.5%

Air Transport Services Group, Inc.*	13,144	327,154

Atlas Air Worldwide Holdings, Inc.*	6,132	497,428

Forward Air Corp.	6,157	619,148

Hub Group, Inc., Class A*	7,656	601,532

		2,045,262

Airlines — 0.3%

Hawaiian Holdings, Inc.*	11,630	225,041

SkyWest, Inc.*	11,438	492,177

Spirit Airlines, Inc.*	24,615	537,838

Sun Country Airlines Holdings, Inc.*	7,008	212,202

		1,467,258

Auto Components — 1.1%

American Axle & Manufacturing Holdings, Inc.*	25,896	235,136

Dorman Products, Inc.*	6,504	678,887

Gentherm, Inc.*	7,527	554,213

Goodyear Tire & Rubber Co. (The)*	63,807	1,219,990

LCI Industries	5,738	801,254

Patrick Industries, Inc.	5,109	398,042

Veoneer, Inc. (Sweden)*	22,883	805,482

		4,693,004

Automobiles — 0.4%

Canoo, Inc.* (a)	32,362	259,543

Fisker, Inc.* (a)	31,977	513,231

Lordstown Motors Corp.* (a)	25,268	130,635

Winnebago Industries, Inc.	7,630	516,475

Workhorse Group, Inc.* (a)	26,175	176,158

		1,596,042

Banks — 7.0%

1st Source Corp.	3,918	189,161

Ameris Bancorp	15,053	788,627

Atlantic Union Bankshares Corp.	17,461	626,326

INVESTMENTS	SHARES	VALUE($)

Banks — continued

BancFirst Corp.	4,321	280,908

Banner Corp.	7,846	453,185

Berkshire Hills Bancorp, Inc.	11,113	301,718

Brookline Bancorp, Inc.	17,754	284,952

Cadence Bank	44,875	1,302,258

Cathay General Bancorp	17,747	748,746

Central Pacific Financial Corp.	6,411	176,238

CIT Group, Inc.	22,513	1,115,069

City Holding Co.	3,495	278,132

Columbia Banking System, Inc.	17,655	602,565

Community Bank System, Inc.	12,242	877,384

Community Trust Bancorp, Inc.	3,442	150,347

CVB Financial Corp.	29,006	580,700

Dime Community Bancshares, Inc.	7,630	272,238

Eagle Bancorp, Inc.	7,256	410,617

Eastern Bankshares, Inc.	38,593	801,577

FB Financial Corp.	8,065	365,586

First BanCorp (Puerto Rico)	47,344	646,246

First Busey Corp.	11,629	296,423

First Commonwealth Financial Corp.	21,786	333,326

First Financial Bancorp	21,731	516,763

First Interstate BancSystem, Inc., Class A	7,863	326,865

First Merchants Corp.	12,254	509,521

First Midwest Bancorp, Inc.	25,955	499,634

Fulton Financial Corp.	37,033	596,231

Great Western Bancorp, Inc.	12,514	426,102

Heartland Financial USA, Inc.	9,112	456,693

Hilltop Holdings, Inc.	14,191	502,929

Hope Bancorp, Inc.	27,910	407,207

Independent Bank Corp.	7,501	633,835

Independent Bank Group, Inc.	8,431	609,477

International Bancshares Corp.	12,089	512,574

Live Oak Bancshares, Inc.	7,194	641,561

National Bank Holdings Corp., Class A	6,992	303,243

NBT Bancorp, Inc.	9,838	360,956

OFG Bancorp (Puerto Rico)	11,730	303,807

Old National Bancorp	37,629	642,703

Origin Bancorp, Inc.	4,963	221,350

Pacific Premier Bancorp, Inc.	21,493	902,491

Park National Corp.	3,299	424,218

Renasant Corp.	12,795	478,661

S&T Bancorp, Inc.	8,935	273,054

Sandy Spring Bancorp, Inc.	10,724	508,961

Seacoast Banking Corp. of Florida	12,589	458,617

ServisFirst Bancshares, Inc.	11,079	889,755

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Banks — continued

Silvergate Capital Corp., Class A*	6,019	942,696

Simmons First National Corp., Class A	24,588	734,935

SouthState Corp.	15,904	1,241,943

Tompkins Financial Corp.	2,713	222,764

Towne Bank	15,009	473,084

Triumph Bancorp, Inc.*	5,363	629,080

Trustmark Corp.	14,183	451,161

United Community Banks, Inc.	19,672	685,372

Washington Trust Bancorp, Inc.	3,933	214,978

WesBanco, Inc.	14,850	516,335

Westamerica BanCorp	6,102	340,248

		30,742,133

Beverages — 0.2%

Coca-Cola Consolidated, Inc.	1,054	423,075

Duckhorn Portfolio, Inc. (The)*	7,012	135,612

MGP Ingredients, Inc.	2,842	182,485

		741,172

Biotechnology — 7.7%

4D Molecular Therapeutics, Inc.*	4,676	112,364

Akero Therapeutics, Inc.*	5,219	112,156

Alector, Inc.*	13,225	287,511

Alkermes plc*	36,634	1,109,644

Allakos, Inc.*	7,972	801,824

Allogene Therapeutics, Inc.*	16,789	289,442

Allovir, Inc.*	6,656	159,811

ALX Oncology Holdings, Inc.*	4,751	266,246

Amicus Therapeutics, Inc.*	54,475	571,987

AnaptysBio, Inc.*	4,358	143,378

Annexon, Inc.*	5,822	94,957

Apellis Pharmaceuticals, Inc.*	16,199	497,957

Applied Molecular Transport, Inc.*	3,665	82,536

Arcus Biosciences, Inc.*	10,539	352,424

Arcutis Biotherapeutics, Inc.*	6,275	132,904

Arena Pharmaceuticals, Inc.*	13,868	795,884

Atara Biotherapeutics, Inc.*	19,091	295,529

Avidity Biosciences, Inc.*	9,528	214,380

Beam Therapeutics, Inc.*	9,944	882,729

BioAtla, Inc.* (a)	3,652	106,748

BioCryst Pharmaceuticals, Inc.*	40,617	606,412

Biohaven Pharmaceutical Holding Co. Ltd.*	13,153	1,871,935

Bioxcel Therapeutics, Inc.*	4,293	125,098

Black Diamond Therapeutics, Inc.*	5,094	39,020

Brooklyn ImmunoTherapeutics, Inc.*	6,344	54,051

C4 Therapeutics, Inc.*	8,362	371,440

INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued

CareDx, Inc.*	11,948	609,348

CEL-SCI Corp.*	9,772	109,446

Cerevel Therapeutics Holdings, Inc.*	12,499	508,084

Coherus Biosciences, Inc.*	14,415	241,163

Cortexyme, Inc.* (a)	3,840	50,688

Cullinan Oncology, Inc.* (a)	5,436	120,788

Deciphera Pharmaceuticals, Inc.*	9,356	312,397

DermTech, Inc.*	5,783	158,165

Design Therapeutics, Inc.*	2,776	43,528

Dicerna Pharmaceuticals, Inc.*	15,710	326,925

Dynavax Technologies Corp.*	24,238	484,033

Dyne Therapeutics, Inc.*	5,591	81,125

Eagle Pharmaceuticals, Inc.*	2,617	137,052

Editas Medicine, Inc.*	15,501	569,197

Emergent BioSolutions, Inc.*	10,855	517,458

Enanta Pharmaceuticals, Inc.*	4,083	350,526

Epizyme, Inc.*	20,145	84,609

Forma Therapeutics Holdings, Inc.*	7,100	131,776

G1 Therapeutics, Inc.* (a)	8,077	117,036

Generation Bio Co.*	9,927	208,070

Gossamer Bio, Inc.*	11,733	145,724

Heron Therapeutics, Inc.*	23,143	254,804

IGM Biosciences, Inc.*	1,804	84,644

Immunovant, Inc.*	9,400	75,576

Inovio Pharmaceuticals, Inc.*	47,769	341,071

Insmed, Inc.*	26,169	788,995

Instil Bio, Inc.*	3,804	77,487

Intellia Therapeutics, Inc.*	15,520	2,063,850

Intercept Pharmaceuticals, Inc.*	6,334	106,791

Ironwood Pharmaceuticals, Inc.*	36,991	472,375

iTeos Therapeutics, Inc.*	4,546	121,605

Karuna Therapeutics, Inc.*	4,965	696,987

Karyopharm Therapeutics, Inc.*	15,604	85,198

Keros Therapeutics, Inc.*	2,970	123,908

Kinnate Biopharma, Inc.*	3,655	86,879

Kronos Bio, Inc.*	9,297	153,029

Kura Oncology, Inc.*	15,057	247,236

Kymera Therapeutics, Inc.*	8,000	471,040

MacroGenics, Inc.*	12,486	243,852

Madrigal Pharmaceuticals, Inc.*	2,716	211,169

MiMedx Group, Inc.*	18,556	127,109

Molecular Templates, Inc.*	9,680	50,530

Morphic Holding, Inc.*	5,879	338,042

Myovant Sciences Ltd.*	9,830	215,080

Myriad Genetics, Inc.*	17,722	545,306

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	123

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Biotechnology — continued

Nkarta, Inc.*	3,130	49,078

Nurix Therapeutics, Inc.*	9,077	303,626

Ocugen, Inc.* (a)	45,134	534,387

Olema Pharmaceuticals, Inc.*	6,649	179,523

OPKO Health, Inc.*	92,807	351,739

Organogenesis Holdings, Inc.*	14,305	157,069

ORIC Pharmaceuticals, Inc.*	7,144	104,588

Passage Bio, Inc.*	7,987	69,647

PMV Pharmaceuticals, Inc.*	6,138	144,980

Praxis Precision Medicines, Inc.*	7,934	165,027

Precigen, Inc.* (a)	21,587	104,265

Prelude Therapeutics, Inc.* (a)	2,907	51,105

PTC Therapeutics, Inc.*	16,034	608,170

Radius Health, Inc.*	10,733	231,833

REGENXBIO, Inc.*	8,516	301,807

Replimune Group, Inc.*	6,694	197,540

REVOLUTION Medicines, Inc.*	14,033	412,991

Rocket Pharmaceuticals, Inc.*	10,110	300,368

Rubius Therapeutics, Inc.*	9,376	133,233

Sangamo Therapeutics, Inc.*	27,390	222,407

Seres Therapeutics, Inc.*	14,577	88,628

Shattuck Labs, Inc.*	6,377	123,076

Silverback Therapeutics, Inc.*	4,994	43,098

Sorrento Therapeutics, Inc.*	67,694	464,381

SpringWorks Therapeutics, Inc.*	5,910	396,325

Stoke Therapeutics, Inc.*	4,922	112,369

Taysha Gene Therapies, Inc.*	5,164	80,765

TG Therapeutics, Inc.*	30,164	941,720

Turning Point Therapeutics, Inc.*	11,218	466,444

uniQure NV (Netherlands)*	8,161	248,666

Vaxcyte, Inc.*	7,111	166,397

Veracyte, Inc.*	16,092	770,485

Vericel Corp.*	10,591	487,398

Vor BioPharma, Inc.*	2,362	37,154

Xencor, Inc.*	13,242	523,854

Y-mAbs Therapeutics, Inc.*	7,816	191,961

Zentalis Pharmaceuticals, Inc.*	8,268	665,078

		34,099,250

Building Products — 1.6%

AAON, Inc.	9,400	673,510

American Woodmark Corp.*	3,812	262,037

Apogee Enterprises, Inc.	5,797	243,068

Cornerstone Building Brands, Inc.*	12,308	176,127

Gibraltar Industries, Inc.*	7,413	483,031

Griffon Corp.	10,812	286,410

INVESTMENTS	SHARES	VALUE($)

Building Products — continued

Masonite International Corp.*	5,470	656,455

Quanex Building Products Corp.	7,630	158,094

Resideo Technologies, Inc.*	32,740	807,368

Simpson Manufacturing Co., Inc.	9,862	1,046,259

UFP Industries, Inc.	14,043	1,149,139

View, Inc.*	13,800	73,692

Zurn Water Solutions Corp.	27,500	997,700

		7,012,890

Capital Markets — 2.0%

AssetMark Financial Holdings, Inc.*	4,295	110,124

BGC Partners, Inc., Class A	77,140	414,242

Blucora, Inc.*	11,053	182,596

Brightsphere Investment Group, Inc.	13,518	405,270

Cohen & Steers, Inc.	5,696	540,493

Cowen, Inc., Class A	6,590	248,641

Diamond Hill Investment Group, Inc.	726	157,440

Focus Financial Partners, Inc., Class A*	11,543	725,593

Freedom Holding Corp. (Kazakhstan)* (a)	3,784	252,355

Hamilton Lane, Inc., Class A	7,744	809,325

Houlihan Lokey, Inc.	11,505	1,289,480

Moelis & Co., Class A	13,853	1,007,667

Piper Sandler Cos.	3,248	534,913

PJT Partners, Inc., Class A	5,551	454,016

StepStone Group, Inc., Class A	9,159	430,290

Virtu Financial, Inc., Class A	20,260	504,069

Virtus Investment Partners, Inc.	1,635	523,200

WisdomTree Investments, Inc.	24,714	157,923

		8,747,637

Chemicals — 2.2%

American Vanguard Corp.	6,102	95,069

Balchem Corp.	7,351	1,125,365

Chemours Co. (The)	37,506	1,050,918

Danimer Scientific, Inc.* (a)	16,510	243,688

Ecovyst, Inc.	12,129	141,667

Ferro Corp.*	18,778	394,714

FutureFuel Corp.	5,865	41,407

GCP Applied Technologies, Inc.*	12,184	275,480

HB Fuller Co.	11,933	841,396

Innospec, Inc.	5,598	507,235

Koppers Holdings, Inc.*	4,849	170,151

Kraton Corp.*	7,299	333,199

Kronos Worldwide, Inc.	4,986	64,968

Livent Corp.*	36,682	1,035,166

Minerals Technologies, Inc.	7,629	541,201

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Chemicals — continued

PureCycle Technologies, Inc.*	16,788	224,791

Quaker Chemical Corp.	3,042	747,845

Stepan Co.	4,849	581,977

Tredegar Corp.	5,822	70,213

Trinseo plc	8,815	494,169

Tronox Holdings plc, Class A	25,821	602,146

		9,582,765

Commercial Services & Supplies — 1.6%

ABM Industries, Inc.	15,245	670,932

ACCO Brands Corp.	21,706	179,509

Brady Corp., Class A	11,019	573,980

BrightView Holdings, Inc.*	11,465	181,835

Casella Waste Systems, Inc., Class A*	11,442	992,250

CoreCivic, Inc., REIT*	27,315	235,182

Covanta Holding Corp.	26,878	542,398

Deluxe Corp.	9,660	344,572

Harsco Corp.*	17,980	307,458

Herman Miller, Inc.	17,103	665,649

HNI Corp.	9,963	372,616

Interface, Inc.	13,411	192,582

Matthews International Corp., Class A	7,181	246,811

Pitney Bowes, Inc.	37,551	260,604

Steelcase, Inc., Class A	20,572	244,807

UniFirst Corp.	3,463	685,536

US Ecology, Inc.*	7,158	230,416

Viad Corp.*	4,652	206,409

		7,133,546

Communications Equipment — 0.4%

ADTRAN, Inc.	11,028	203,798

Calix, Inc.*	12,402	776,241

Cambium Networks Corp.*	2,526	71,284

Infinera Corp.*	47,365	359,500

NETGEAR, Inc.*	6,939	200,051

Plantronics, Inc.*	9,608	257,110

		1,867,984

Construction & Engineering — 1.0%

API Group Corp.*	44,259	963,961

Arcosa, Inc.	10,990	568,513

Comfort Systems USA, Inc.	8,247	754,353

Dycom Industries, Inc.*	6,987	554,908

Fluor Corp.*	32,110	624,218

Granite Construction, Inc.	10,403	386,159

Primoris Services Corp.	12,198	328,736

Tutor Perini Corp.*	9,512	129,554

		4,310,402

INVESTMENTS	SHARES	VALUE($)

Construction Materials — 0.2%

Summit Materials, Inc., Class A*	26,802	955,491

Consumer Finance — 1.0%

Encore Capital Group, Inc.*	6,875	371,388

Enova International, Inc.*	8,373	271,620

Navient Corp.	38,115	750,866

Nelnet, Inc., Class A	4,700	388,361

SoFi Technologies, Inc.* (a)	133,536	2,682,738

World Acceptance Corp.*	955	177,047

		4,642,020

Containers & Packaging — 0.2%

Greif, Inc., Class A	6,029	389,956

Pactiv Evergreen, Inc.	9,654	134,287

TriMas Corp.*	9,747	325,062

		849,305

Diversified Consumer Services — 0.6%

2U, Inc.*	16,942	500,467

Adtalem Global Education, Inc.*	11,222	414,428

Houghton Mifflin Harcourt Co.*	28,988	411,340

Laureate Education, Inc., Class A*	22,936	397,252

OneSpaWorld Holdings Ltd. (Bahamas)*	12,984	140,227

Strategic Education, Inc.	5,140	350,599

Stride, Inc.*	9,433	334,871

		2,549,184

Diversified Financial Services — 0.1%

Cannae Holdings, Inc.*	18,984	647,354

Diversified Telecommunication Services — 0.8%

ATN International, Inc.	2,489	101,501

Bandwidth, Inc., Class A*	5,256	448,232

Cogent Communications Holdings, Inc.	9,632	737,715

EchoStar Corp., Class A*	9,363	219,656

Globalstar, Inc.*	150,645	248,564

Iridium Communications, Inc.*	29,961	1,214,919

Liberty Latin America Ltd., Class A (Chile)*	9,575	115,091

Liberty Latin America Ltd., Class C (Chile)*	35,251	424,070

		3,509,748

Electric Utilities — 0.3%

MGE Energy, Inc.	8,214	623,361

Otter Tail Corp.	9,433	584,940

		1,208,301

Electrical Equipment — 1.0%

Atkore, Inc.*	10,469	989,635

AZZ, Inc.	5,692	302,416

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	125

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Electrical Equipment — continued

Blink Charging Co.* (a)	8,235	261,873

Encore Wire Corp.	4,688	628,473

FTC Solar, Inc.*	4,402	41,995

FuelCell Energy, Inc.* (a)	73,234	585,140

Romeo Power, Inc.* (a)	21,151	91,795

Shoals Technologies Group, Inc., Class A*	23,150	717,418

TPI Composites, Inc.*	8,460	284,510

Vicor Corp.*	4,847	734,757

		4,638,012

Electronic Equipment, Instruments & Components — 2.4%

908 Devices, Inc.*	3,075	101,168

Advanced Energy Industries, Inc.	8,715	800,211

Aeva Technologies, Inc.*	20,641	160,174

Badger Meter, Inc.	6,627	677,611

Benchmark Electronics, Inc.	8,079	188,322

Fabrinet (Thailand)*	8,375	804,000

FARO Technologies, Inc.*	4,126	303,550

Insight Enterprises, Inc.*	7,916	749,645

Itron, Inc.*	10,273	798,931

Knowles Corp.*	20,886	435,264

Methode Electronics, Inc.	8,674	364,915

MicroVision, Inc.* (a)	37,423	284,789

Novanta, Inc.*	8,057	1,390,316

OSI Systems, Inc.*	3,800	353,818

Ouster, Inc.* (a)	15,755	97,051

Plexus Corp.*	6,418	560,420

Rogers Corp.*	4,254	855,564

Sanmina Corp.*	14,784	558,096

ScanSource, Inc.*	5,783	206,916

TTM Technologies, Inc.*	24,480	324,115

Velodyne Lidar, Inc.*	22,202	135,432

Vishay Intertechnology, Inc.	30,136	579,214

		10,729,522

Energy Equipment & Services — 1.2%

Archrock, Inc.	30,433	249,246

Cactus, Inc., Class A	13,181	573,373

ChampionX Corp.*	45,824	1,201,964

Core Laboratories NV	10,522	273,677

Dril-Quip, Inc.*	8,044	189,517

Expro Group Holdings NV*	6,638	113,833

Helix Energy Solutions Group, Inc.*	32,187	121,667

Helmerich & Payne, Inc.	24,504	760,604

Liberty Oilfield Services, Inc., Class A*	23,890	308,659

NexTier Oilfield Solutions, Inc.*	36,256	161,702

INVESTMENTS	SHARES	VALUE($)

Energy Equipment & Services — continued

Oceaneering International, Inc.*	22,664	308,230

Patterson-UTI Energy, Inc.	42,923	367,421

ProPetro Holding Corp.*	19,230	184,416

RPC, Inc.*	16,164	87,124

Transocean Ltd.* (a)	136,031	480,189

		5,381,622

Entertainment — 0.7%

Cinemark Holdings, Inc.*	24,178	454,546

IMAX Corp.*	11,331	213,589

Liberty Media Corp.-Liberty Braves, Class C*	8,469	251,699

Madison Square Garden Entertainment Corp.*	5,721	403,159

Warner Music Group Corp., Class A	22,037	1,090,611

World Wrestling Entertainment, Inc., Class A	10,252	626,295

		3,039,899

Equity Real Estate Investment Trusts (REITs) — 6.1%

Acadia Realty Trust	20,079	429,289

Agree Realty Corp.	15,649	1,112,018

Alexander & Baldwin, Inc.	16,466	403,911

Alexander’s, Inc.	486	135,487

American Assets Trust, Inc.	11,944	451,842

American Finance Trust, Inc.	26,755	221,531

Apartment Income REIT Corp.	35,643	1,910,821

Apartment Investment and Management Co., Class A	34,077	258,304

Brandywine Realty Trust	38,808	514,206

Broadstone Net Lease, Inc.	36,065	958,968

CareTrust REIT, Inc.	22,035	457,226

Centerspace	3,190	322,956

Columbia Property Trust, Inc.	26,090	500,145

Corporate Office Properties Trust	25,511	691,858

DiamondRock Hospitality Co.*	47,830	432,383

Diversified Healthcare Trust	54,127	197,022

Easterly Government Properties, Inc.	19,060	400,832

Empire State Realty Trust, Inc., Class A	32,107	310,796

Essential Properties Realty Trust, Inc.	26,856	800,040

Four Corners Property Trust, Inc.	17,304	501,816

Franklin Street Properties Corp.	21,947	98,762

GEO Group, Inc. (The) (a)	27,830	227,649

Getty Realty Corp.	8,835	283,780

Global Net Lease, Inc.	22,774	364,839

Independence Realty Trust, Inc.	23,869	564,024

Industrial Logistics Properties Trust	14,829	416,547

Innovative Industrial Properties, Inc.	5,432	1,429,105

iStar, Inc.	16,280	410,907

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Kite Realty Group Trust	49,587	1,006,616

Lexington Realty Trust	63,051	918,653

LTC Properties, Inc.	8,942	284,892

Macerich Co. (The)	48,367	874,959

Mack-Cali Realty Corp.*	18,176	330,621

Monmouth Real Estate Investment Corp.	22,323	420,789

National Storage Affiliates Trust	18,518	1,156,634

Office Properties Income Trust	10,975	281,180

Physicians Realty Trust	49,370	938,524

PotlatchDeltic Corp.	15,225	795,811

Retail Opportunity Investments Corp.	27,575	490,008

RPT Realty	18,435	245,001

Safehold, Inc.	3,025	225,968

Saul Centers, Inc.	2,949	136,834

Seritage Growth Properties, Class A*	8,226	126,680

Service Properties Trust	37,435	403,175

Summit Hotel Properties, Inc.*	24,173	241,730

Tanger Factory Outlet Centers, Inc. (a)	23,607	396,598

Terreno Realty Corp.	16,015	1,171,177

Universal Health Realty Income Trust	2,911	165,840

Urban Edge Properties	25,006	438,355

Urstadt Biddle Properties, Inc., Class A	6,836	134,259

Washington	19,214	487,075

Xenia Hotels & Resorts, Inc.*	25,934	461,625

		26,940,068

Food & Staples Retailing — 0.4%

Andersons, Inc. (The)	7,028	239,374

Grocery Outlet Holding Corp.*	19,819	439,784

Rite Aid Corp.* (a)	12,507	169,970

SpartanNash Co.	8,232	190,488

United Natural Foods, Inc.*	12,795	555,175

Weis Markets, Inc.	3,727	209,867

		1,804,658

Food Products — 1.0%

AppHarvest, Inc.* (a)	13,891	83,624

B&G Foods, Inc. (a)	14,721	433,386

Calavo Growers, Inc.	4,018	161,524

Cal-Maine Foods, Inc.	8,507	306,762

Fresh Del Monte Produce, Inc.	7,553	252,950

Hostess Brands, Inc.*	29,540	558,601

J&J Snack Foods Corp.	3,376	498,129

Sanderson Farms, Inc.	4,819	912,960

Simply Good Foods Co. (The)*	19,140	758,901

Tattooed Chef, Inc.* (a)	10,234	183,905

INVESTMENTS	SHARES	VALUE($)

Food Products — continued

Tootsie Roll Industries, Inc.	3,967	125,556

Utz Brands, Inc.	14,072	219,382

Vital Farms, Inc.*	5,357	87,962

		4,583,642

Gas Utilities — 0.3%

Chesapeake Utilities Corp.	3,993	523,362

Northwest Natural Holding Co.	6,963	313,962

South Jersey Industries, Inc.	25,537	581,222

		1,418,546

Health Care Equipment & Supplies — 2.8%

AtriCure, Inc.*	10,417	781,900

Atrion Corp.	316	230,048

Avanos Medical, Inc.*	10,926	344,606

Axogen, Inc.*	9,400	142,786

Axonics, Inc.*	10,476	768,415

BioLife Solutions, Inc.*	6,605	351,056

Butterfly Network, Inc.*	29,674	306,236

Cardiovascular Systems, Inc.*	9,119	319,894

CONMED Corp.	6,624	968,959

CryoPort, Inc.*	10,450	852,093

Eargo, Inc.*	5,188	45,654

Establishment Labs Holdings, Inc. (Costa Rica)*	4,904	399,872

Glaukos Corp.*	10,575	483,383

Inogen, Inc.*	4,619	183,143

Integer Holdings Corp.*	7,491	674,340

Meridian Bioscience, Inc.*	9,842	185,128

Merit Medical Systems, Inc.*	11,499	773,423

Natus Medical, Inc.*	7,748	194,087

Neogen Corp.*	24,406	1,032,618

Orthofix Medical, Inc.*	4,473	160,939

Outset Medical, Inc.*	9,149	487,367

Pulmonx Corp.*	7,819	304,394

Shockwave Medical, Inc.*	7,985	1,706,394

Silk Road Medical, Inc.*	7,876	462,400

SmileDirectClub, Inc.* (a)	23,751	122,318

Treace Medical Concepts, Inc.*	2,637	60,809

Varex Imaging Corp.*	8,948	240,254

		12,582,516

Health Care Providers & Services — 2.8%

Accolade, Inc.*	13,052	519,339

AdaptHealth Corp.*	21,700	591,325

Addus HomeCare Corp.*	3,613	337,816

AMN Healthcare Services, Inc.*	10,732	1,059,248

Apria, Inc.*	1,684	63,032

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	127

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Health Care Providers & Services — continued

Aveanna Healthcare Holdings, Inc.*	8,785	67,820

Brookdale Senior Living, Inc.*	42,050	273,325

Castle Biosciences, Inc.*	5,317	331,515

Clover Health Investments Corp.* (a)	45,526	341,445

Community Health Systems, Inc.*	28,190	369,289

CorVel Corp.*	2,145	393,007

Covetrus, Inc.*	23,440	473,254

Ensign Group, Inc. (The)	11,897	928,085

Fulgent Genetics, Inc.* (a)	4,355	361,117

Hanger, Inc.*	8,345	155,885

Hims & Hers Health, Inc.*	27,878	217,448

Magellan Health, Inc.*	5,287	501,366

MEDNAX, Inc.*	19,597	533,626

ModivCare, Inc.*	2,794	454,779

National HealthCare Corp.	3,081	215,485

National Research Corp.	3,119	135,053

Option Care Health, Inc.*	31,450	859,529

Owens & Minor, Inc.	17,138	614,911

Progyny, Inc.*	15,628	960,028

Select Medical Holdings Corp.	24,143	802,030

Surgery Partners, Inc.*	6,741	277,325

Tivity Health, Inc.*	10,034	251,051

Triple-S Management Corp. (Puerto Rico)*	5,401	190,601

US Physical Therapy, Inc.	2,932	316,246

		12,594,980

Health Care Technology — 1.3%

Allscripts Healthcare Solutions, Inc.*	28,389	391,200

Evolent Health, Inc., Class A*	18,032	527,797

GoodRx Holdings, Inc., Class A* (a)	14,556	649,198

Health Catalyst, Inc.*	11,547	607,834

Inovalon Holdings, Inc., Class A*	17,769	724,798

NextGen Healthcare, Inc.*	12,830	211,182

Omnicell, Inc.*	9,870	1,758,340

Phreesia, Inc.*	11,471	809,164

Tabula Rasa HealthCare, Inc.*	5,227	141,913

		5,821,426

Hotels, Restaurants & Leisure — 1.5%

Bally’s Corp.*	6,686	306,286

BJ’s Restaurants, Inc.*	5,291	176,296

Bloomin’ Brands, Inc.*	18,439	398,651

Brinker International, Inc.*	10,387	435,838

Cheesecake Factory, Inc. (The)*	11,020	447,853

Dave & Buster’s Entertainment, Inc.*	8,751	324,925

Dine Brands Global, Inc.*	3,900	329,589

INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — continued

El Pollo Loco Holdings, Inc.*	4,408	64,797

Papa John’s International, Inc.	7,391	917,075

Red Rock Resorts, Inc., Class A*	13,746	747,920

SeaWorld Entertainment, Inc.*	11,684	741,934

Shake Shack, Inc., Class A*	8,886	614,645

Wingstop, Inc.	6,753	1,164,690

		6,670,499

Household Durables — 2.6%

Cavco Industries, Inc.*	1,943	467,058

Century Communities, Inc.	6,745	452,320

GoPro, Inc., Class A*	28,403	244,550

Helen of Troy Ltd.*	5,472	1,230,926

Installed Building Products, Inc.	5,330	677,177

iRobot Corp.* (a)	6,372	531,552

KB Home	20,426	820,104

La-Z-Boy, Inc.	10,273	341,475

LGI Homes, Inc.*	4,918	734,257

M/I Homes, Inc.*	6,660	381,352

MDC Holdings, Inc.	12,829	628,364

Meritage Homes Corp.*	8,547	929,144

Purple Innovation, Inc.*	13,112	253,062

Skyline Champion Corp.*	11,985	758,890

Sonos, Inc.*	28,293	922,918

Taylor Morrison Home Corp.*	28,448	868,517

Tri Pointe Homes, Inc.*	25,837	624,997

Tupperware Brands Corp.*	11,331	252,001

Vizio Holding Corp., Class A* (a)	2,753	56,547

Vuzix Corp.* (a)	13,429	143,556

		11,318,767

Household Products — 0.3%

Central Garden & Pet Co.*	2,216	114,301

Central Garden & Pet Co., Class A*	9,119	421,298

WD-40 Co.	3,112	706,424

		1,242,023

Independent Power and Renewable Electricity Producers — 0.4%

Clearway Energy, Inc.	7,857	259,202

Clearway Energy, Inc., Class C	18,541	657,835

Sunnova Energy International, Inc.*	21,104	940,394

		1,857,431

Industrial Conglomerates — 0.1%

Raven Industries, Inc.*	8,157	471,638

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Insurance — 1.7%

Ambac Financial Group, Inc.*	10,495	177,470

American Equity Investment Life Holding Co.	18,699	595,937

AMERISAFE, Inc.	4,396	260,639

Argo Group International Holdings Ltd.	7,915	436,116

BRP Group, Inc., Class A*	11,771	429,641

eHealth, Inc.*	5,354	237,450

Employers Holdings, Inc.	6,428	248,121

Genworth Financial, Inc., Class A*	115,214	473,529

GoHealth, Inc., Class A*	14,574	78,699

Goosehead Insurance, Inc., Class A	4,402	635,209

Horace Mann Educators Corp.	9,420	369,076

James River Group Holdings Ltd.	8,466	270,489

Kinsale Capital Group, Inc.	4,865	910,485

MetroMile, Inc.*	16,118	49,482

Palomar Holdings, Inc.*	5,473	500,506

ProAssurance Corp.	12,257	280,808

Root, Inc., Class A*	19,448	90,239

Safety Insurance Group, Inc.	3,234	253,578

SiriusPoint Ltd. (Bermuda)*	19,879	186,863

Trupanion, Inc.*	7,764	795,034

United Fire Group, Inc.	4,903	100,168

		7,379,539

Interactive Media & Services — 1.0%

Angi, Inc.*	17,365	217,584

Cars.com, Inc.*	14,722	191,680

Eventbrite, Inc., Class A*	17,165	347,420

fuboTV, Inc.*	32,168	958,928

MediaAlpha, Inc., Class A*	4,757	83,390

ZoomInfo Technologies, Inc., Class A*	41,281	2,774,909

		4,573,911

Internet & Direct Marketing Retail — 0.8%

Groupon, Inc.*	4,693	99,586

Overstock.com, Inc.*	9,769	930,302

Porch Group, Inc.* (a)	17,064	358,856

Quotient Technology, Inc.*	20,087	129,360

RealReal, Inc. (The)*	18,297	238,410

Revolve Group, Inc.*	8,635	647,970

Shutterstock, Inc.	5,324	645,003

Stitch Fix, Inc., Class A*	16,309	564,291

		3,613,778

IT Services — 1.6%

Cass Information Systems, Inc.	2,731	111,944

Conduent, Inc.*	36,699	247,718

CSG Systems International, Inc.	7,437	372,222

INVESTMENTS	SHARES	VALUE($)

IT Services — continued

EVERTEC, Inc. (Puerto Rico)	13,563	613,183

ExlService Holdings, Inc.*	7,532	923,649

Paya Holdings, Inc.*	18,510	168,626

Perficient, Inc.*	7,481	924,652

Repay Holdings Corp.*	16,834	353,682

Sabre Corp.*	73,266	760,501

Shift4 Payments, Inc., Class A*	10,725	677,069

Switch, Inc., Class A	28,686	725,182

TTEC Holdings, Inc.	4,160	392,663

Unisys Corp.*	15,242	389,738

Verra Mobility Corp.*	30,234	449,882

		7,110,711

Leisure Products — 0.5%

Acushnet Holdings Corp.	7,888	401,815

Callaway Golf Co.*	26,603	719,611

Latham Group, Inc.*	4,647	71,564

Smith & Wesson Brands, Inc.	10,897	234,285

Sturm Ruger & Co., Inc.	3,997	315,283

Vista Outdoor, Inc.*	13,027	545,050

		2,287,608

Life Sciences Tools & Services — 1.3%

Bionano Genomics, Inc.* (a)	63,386	322,001

Medpace Holdings, Inc.*	6,506	1,473,934

NanoString Technologies, Inc.*	10,340	499,422

NeoGenomics, Inc.*	27,891	1,282,986

Pacific Biosciences of California, Inc.*	45,191	1,196,658

Personalis, Inc.*	8,067	158,274

Quanterix Corp.*	7,631	386,205

Seer, Inc.*	7,975	294,437

		5,613,917

Machinery — 4.3%

Alamo Group, Inc.	2,246	339,595

Albany International Corp., Class A	7,353	593,019

Altra Industrial Motion Corp.	14,713	767,283

Astec Industries, Inc.	5,166	275,761

Chart Industries, Inc.*	8,087	1,435,604

Columbus McKinnon Corp.	6,446	304,702

Desktop Metal, Inc., Class A*	33,740	235,843

Enerpac Tool Group Corp.	13,672	285,608

EnPro Industries, Inc.	4,677	419,340

ESCO Technologies, Inc.	5,915	500,172

Evoqua Water Technologies Corp.*	27,303	1,142,085

Federal Signal Corp.	13,882	594,288

Franklin Electric Co., Inc.	8,855	764,895

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	129

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Machinery — continued

Gorman-Rupp Co. (The)	5,160	219,403

Greenbrier Cos., Inc. (The)	7,352	301,579

Helios Technologies, Inc.	7,319	666,395

Hillenbrand, Inc.	16,587	754,045

Hydrofarm Holdings Group, Inc.*	8,078	266,332

Hyster-Yale Materials Handling, Inc.	2,213	106,313

Ideanomics, Inc.*	86,077	170,433

John Bean Technologies Corp.	7,217	1,066,312

Kadant, Inc.	2,629	583,954

Lindsay Corp.	2,479	361,116

Meritor, Inc.*	15,927	387,663

Mueller Industries, Inc.	12,982	683,373

Mueller Water Products, Inc., Class A	36,008	590,891

Omega Flex, Inc.	685	99,161

Proto Labs, Inc.*	6,304	377,042

SPX Corp.*	10,292	597,862

SPX FLOW, Inc.	9,454	706,308

Standex International Corp.	2,771	308,329

Tennant Co.	4,240	336,910

Terex Corp.	15,853	710,214

Wabash National Corp.	11,358	176,390

Watts Water Technologies, Inc., Class A	6,259	1,189,335

Welbilt, Inc.*	29,372	694,942

		19,012,497

Marine — 0.2%

Matson, Inc.	9,867	821,724

Media — 1.2%

AMC Networks, Inc., Class A*	6,631	263,847

Cardlytics, Inc.*	7,500	589,950

Clear Channel Outdoor Holdings, Inc.*	106,925	310,083

EW Scripps Co. (The), Class A	12,977	241,372

Gray Television, Inc.	20,132	471,894

iHeartMedia, Inc., Class A*	24,604	476,826

Loral Space & Communications, Inc. (Canada)	2,870	142,983

Meredith Corp.*	9,219	536,915

Scholastic Corp.	6,916	250,290

Sinclair Broadcast Group, Inc., Class A	11,039	288,449

TechTarget, Inc.*	5,755	542,754

TEGNA, Inc.	50,201	986,952

		5,102,315

Metals & Mining — 1.1%

Allegheny Technologies, Inc.*	28,896	465,226

Arconic Corp.*	24,836	730,675

Carpenter Technology Corp.	10,905	336,746

INVESTMENTS	SHARES	VALUE($)

Metals & Mining — continued

Century Aluminum Co.*	11,460	151,387

Coeur Mining, Inc.*	58,363	369,438

Commercial Metals Co.	27,386	881,281

Hecla Mining Co.	121,937	704,796

Kaiser Aluminum Corp.	3,600	349,704

Materion Corp.	4,639	334,843

Schnitzer Steel Industries, Inc., Class A	5,834	313,869

Warrior Met Coal, Inc.	11,671	279,754

		4,917,719

Mortgage Real Estate Investment Trusts (REITs) — 1.2%

Apollo Commercial Real Estate Finance, Inc.	29,861	452,096

Arbor Realty Trust, Inc.	32,287	649,292

ARMOUR Residential REIT, Inc.	18,870	198,512

Brightspire Capital, Inc.	21,215	208,119

Broadmark Realty Capital, Inc.	30,120	310,838

Franklin BSP Realty Trust, Inc.*	7,231	118,661

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,853	1,078,321

Invesco Mortgage Capital, Inc.	65,780	206,549

KKR Real Estate Finance Trust, Inc.	9,169	199,059

Ladder Capital Corp.	25,515	306,180

MFA Financial, Inc.	90,087	406,292

New York Mortgage Trust, Inc.	86,151	378,203

PennyMac Mortgage Investment Trust	22,223	447,794

Redwood Trust, Inc.	25,672	348,112

TPG RE Finance Trust, Inc.	13,474	176,105

		5,484,133

Multiline Retail — 0.6%

Big Lots, Inc.	7,866	348,071

Dillard’s, Inc., Class A	1,011	233,683

Franchise Group, Inc.	6,123	225,326

Macy’s, Inc.	70,820	1,874,605

		2,681,685

Multi-Utilities — 0.1%

NorthWestern Corp.	11,706	665,603

Oil, Gas & Consumable Fuels — 4.5%

Antero Midstream Corp.	73,728	784,466

Antero Resources Corp.*	64,860	1,288,768

Arch Resources, Inc.*	3,474	316,412

Bonanza Creek Energy, Inc.	7,004	393,205

California Resources Corp.*	18,593	857,695

Callon Petroleum Co.*	8,935	462,208

Centennial Resource Development, Inc., Class A*	41,240	296,928

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Oil, Gas & Consumable Fuels — continued

Clean Energy Fuels Corp.*	38,483	354,813

Comstock Resources, Inc.*	20,619	203,509

CVR Energy, Inc.	6,622	126,944

Delek US Holdings, Inc.*	16,819	327,130

Denbury, Inc.*	11,381	963,515

EQT Corp.*	68,672	1,367,259

Extraction Oil & Gas, Inc.*	3,523	234,737

Gevo, Inc.* (a)	44,994	325,307

Kosmos Energy Ltd. (Ghana)*	92,656	333,562

Magnolia Oil & Gas Corp., Class A	32,250	673,380

Matador Resources Co.	24,972	1,045,078

Murphy Oil Corp.	32,963	917,360

Oasis Petroleum, Inc.	4,250	512,550

Ovintiv, Inc.	59,288	2,224,486

PBF Energy, Inc., Class A*	21,573	315,181

PDC Energy, Inc.	22,406	1,172,058

Range Resources Corp.*	58,990	1,375,647

Renewable Energy Group, Inc.*	11,410	730,240

SM Energy Co.	27,527	944,727

Southwestern Energy Co.*	153,734	750,222

Whiting Petroleum Corp.*	8,882	578,485

		19,875,872

Paper & Forest Products — 0.2%

Glatfelter Corp.	10,108	166,074

Mercer International, Inc. (Germany)	9,147	98,513

Neenah, Inc.	3,827	193,417

Resolute Forest Products, Inc.	10,779	126,761

Schweitzer-Mauduit International, Inc.	7,145	248,932

		833,697

Personal Products — 0.4%

Edgewell Personal Care Co.	12,345	431,951

elf Beauty, Inc.*	10,829	349,885

Inter Parfums, Inc.	4,028	372,107

Medifast, Inc.	2,665	523,059

USANA Health Sciences, Inc.*	2,729	264,877

		1,941,879

Pharmaceuticals — 1.3%

Aclaris Therapeutics, Inc.*	10,566	183,320

Aerie Pharmaceuticals, Inc.*	10,725	114,007

Amneal Pharmaceuticals, Inc.*	22,375	122,839

Arvinas, Inc.*	9,834	851,428

Atea Pharmaceuticals, Inc.*	12,023	139,948

Cassava Sciences, Inc.* (a)	8,539	368,287

Corcept Therapeutics, Inc.*	23,694	426,492

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued

Edgewise Therapeutics, Inc.*	2,572	42,438

Endo International plc*	53,025	225,356

Esperion Therapeutics, Inc.* (a)	6,424	57,430

Innoviva, Inc.*	14,204	247,860

Intra-Cellular Therapies, Inc.*	16,809	723,964

Nektar Therapeutics*	41,739	632,763

NGM Biopharmaceuticals, Inc.*	8,431	155,721

Nuvation Bio, Inc.*	26,194	240,199

Phathom Pharmaceuticals, Inc.*	3,555	83,649

Pliant Therapeutics, Inc.*	4,978	79,299

Relmada Therapeutics, Inc.*	3,690	86,604

Revance Therapeutics, Inc.*	15,008	206,360

Supernus Pharmaceuticals, Inc.*	12,069	360,260

Theravance Biopharma, Inc.*	11,846	92,043

Zogenix, Inc.*	11,421	175,084

		5,615,351

Professional Services — 1.3%

CBIZ, Inc.*	11,969	439,382

Exponent, Inc.	11,822	1,357,166

Forrester Research, Inc.*	2,522	134,296

Huron Consulting Group, Inc.*	5,100	255,816

ICF International, Inc.	3,853	387,188

Kelly Services, Inc., Class A	8,182	147,521

Korn Ferry	12,638	975,780

ManTech International Corp., Class A	6,246	538,530

Skillsoft Corp.* (a)	14,808	179,621

TrueBlue, Inc.*	8,061	224,499

Upwork, Inc.*	27,240	1,283,549

		5,923,348

Real Estate Management & Development — 0.6%

Forestar Group, Inc.*	4,051	79,278

Kennedy-Wilson Holdings, Inc.	27,810	622,110

Marcus & Millichap, Inc.*	5,660	266,586

Newmark Group, Inc., Class A	37,208	553,655

RE/MAX Holdings, Inc., Class A	4,292	136,528

Realogy Holdings Corp.*	26,474	458,530

St. Joe Co. (The)	7,485	351,945

		2,468,632

Road & Rail — 0.7%

Heartland Express, Inc.	10,648	173,882

Marten Transport Ltd.	13,549	225,320

Saia, Inc.*	5,979	1,869,274

Schneider National, Inc., Class B	7,952	198,323

Werner Enterprises, Inc.	14,035	636,066

		3,102,865

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	131

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Semiconductors & Semiconductor Equipment — 3.0%

ACM Research, Inc., Class A*	2,768	293,879

Ambarella, Inc.*	8,241	1,531,425

Amkor Technology, Inc.	22,748	498,636

Diodes, Inc.*	10,210	981,079

FormFactor, Inc.*	17,640	701,719

Ichor Holdings Ltd.*	6,437	281,426

Kulicke & Soffa Industries, Inc. (Singapore)	14,070	801,990

MACOM Technology Solutions Holdings, Inc.*	10,933	763,342

MaxLinear, Inc.*	15,975	1,006,425

Onto Innovation, Inc.*	11,186	886,043

Power Integrations, Inc.	13,692	1,413,151

Rambus, Inc.*	24,730	575,467

Semtech Corp.*	14,745	1,253,767

SiTime Corp.*	2,900	768,181

SunPower Corp.* (a)	18,840	634,155

Ultra Clean Holdings, Inc.*	10,149	503,086

Veeco Instruments, Inc.*	11,431	277,659

		13,171,430

Software — 8.0%

8x8, Inc.*	25,441	576,493

Alarm.com Holdings, Inc.*	10,424	878,326

Altair Engineering, Inc., Class A*	10,577	822,785

Appfolio, Inc., Class A*	4,294	565,477

Appian Corp.*	8,990	893,696

Asana, Inc., Class A*	17,726	2,407,191

Avaya Holdings Corp.*	19,123	356,070

Bottomline Technologies DE, Inc.*	8,932	413,552

Box, Inc., Class A*	34,860	900,434

BTRS Holdings, Inc.* (a)	16,417	141,022

Cerence, Inc.*	8,630	907,272

E2open Parent Holdings, Inc.*	39,438	492,975

Ebix, Inc.	5,408	177,436

Envestnet, Inc.*	12,381	1,033,813

Everbridge, Inc.*	8,718	1,388,865

InterDigital, Inc.	6,971	466,708

LivePerson, Inc.*	14,734	758,948

MicroStrategy, Inc., Class A* (a)	1,766	1,262,796

Mimecast Ltd.*	13,883	1,047,334

Momentive Global, Inc.*	29,144	667,980

NCR Corp.*	29,837	1,179,755

ON24, Inc.*	1,998	38,222

PagerDuty, Inc.*	16,907	705,867

Ping Identity Holding Corp.*	11,182	316,786

Progress Software Corp.	9,935	510,758

PROS Holdings, Inc.*	9,067	272,010

INVESTMENTS	SHARES	VALUE($)

Software — continued

Q2 Holdings, Inc.*	12,821	1,005,936

Qualys, Inc.*	7,606	946,795

Rapid7, Inc.*	12,669	1,631,134

Riot Blockchain, Inc.*	18,740	510,103

SailPoint Technologies Holding, Inc.*	21,102	1,012,474

Sprout Social, Inc., Class A*	10,236	1,306,932

SPS Commerce, Inc.*	8,137	1,242,764

Sumo Logic, Inc.*	19,402	335,073

Telos Corp.*	11,970	310,143

Tenable Holdings, Inc.*	20,574	1,095,565

Teradata Corp.*	24,771	1,401,048

Varonis Systems, Inc.*	24,276	1,571,628

Vonage Holdings Corp.*	57,192	921,935

Workiva, Inc.*	9,769	1,460,954

Xperi Holding Corp.	23,789	426,299

Yext, Inc.*	25,803	324,860

Zuora, Inc., Class A*	25,294	552,927

		35,239,141

Specialty Retail — 3.2%

Aaron’s Co., Inc. (The)	7,421	173,577

Abercrombie & Fitch Co., Class A*	13,976	552,611

Academy Sports & Outdoors, Inc.*	19,694	842,509

Arko Corp.*	14,976	143,620

Asbury Automotive Group, Inc.*	4,390	859,167

Bed Bath & Beyond, Inc.*	23,730	333,169

Boot Barn Holdings, Inc.*	6,703	700,397

Buckle, Inc. (The)	6,672	277,689

Camping World Holdings, Inc., Class A	9,520	354,620

Children’s Place, Inc. (The)*	3,164	262,264

Citi Trends, Inc.*	2,109	163,152

Designer Brands, Inc., Class A*	13,904	188,121

Dick’s Sporting Goods, Inc.	14,880	1,848,245

Group 1 Automotive, Inc.	4,102	737,540

GrowGeneration Corp.*	11,892	250,683

Guess?, Inc.	8,844	183,159

Monro, Inc.	7,609	469,932

Murphy USA, Inc.	5,397	879,441

National Vision Holdings, Inc.*	18,487	1,139,539

ODP Corp. (The)*	10,778	466,687

Rent-A-Center, Inc.	13,736	731,579

Sally Beauty Holdings, Inc.*	25,667	391,679

Signet Jewelers Ltd.	11,957	1,066,325

Sleep Number Corp.*	5,367	474,121

Sonic Automotive, Inc., Class A	4,788	236,671

Zumiez, Inc.*	4,976	202,523

		13,929,020

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Technology Hardware, Storage & Peripherals — 0.3%

3D Systems Corp.*	28,441	800,898

Corsair Gaming, Inc.* (a)	7,458	182,348

Super Micro Computer, Inc.*	9,753	345,159

		1,328,405

Textiles, Apparel & Luxury Goods — 0.6%

G-III Apparel Group Ltd.*	9,885	283,304

Kontoor Brands, Inc.	10,871	576,163

Levi Strauss & Co., Class A	20,779	543,994

Oxford Industries, Inc.	3,604	334,163

PLBY Group, Inc.* (a)	4,635	130,151

Steven Madden Ltd.	17,490	788,799

		2,656,574

Thrifts & Mortgage Finance — 1.8%

Axos Financial, Inc.*	12,124	642,572

Capitol Federal Financial, Inc.	29,318	355,627

Columbia Financial, Inc.*	8,732	162,590

Flagstar Bancorp, Inc.	12,003	566,422

Kearny Financial Corp.	17,392	233,401

Merchants Bancorp	3,794	168,567

Meridian Bancorp, Inc.	11,945	277,124

Mr. Cooper Group, Inc.*	19,560	857,510

NMI Holdings, Inc., Class A*	19,463	472,562

Northfield Bancorp, Inc.	10,151	178,150

Northwest Bancshares, Inc.	28,813	397,619

PennyMac Financial Services, Inc.	7,610	472,277

Provident Financial Services, Inc.	17,679	437,732

Rocket Cos., Inc., Class A	30,992	510,748

TrustCo Bank Corp.	4,373	146,758

Walker & Dunlop, Inc.	6,650	864,966

Washington Federal, Inc.	15,428	545,534

WSFS Financial Corp.	10,795	559,289

		7,849,448

Tobacco — 0.1%

Turning Point Brands, Inc.	3,269	124,778

Universal Corp.	5,583	262,401

		387,179

Trading Companies & Distributors — 1.5%

Applied Industrial Technologies, Inc.	8,822	859,969

Boise Cascade Co.	8,932	505,730

Global Industrial Co.	3,597	145,966

GMS, Inc.*	9,784	484,601

H&E Equipment Services, Inc.	7,216	325,297

Herc Holdings, Inc.	5,652	1,028,890

INVESTMENTS	SHARES	VALUE($)

Trading Companies & Distributors — continued

McGrath RentCorp	5,506	397,203

NOW, Inc.*	25,104	181,251

Rush Enterprises, Inc., Class A	9,790	509,863

Triton International Ltd. (Bermuda)	15,306	951,880

WESCO International, Inc.*	10,069	1,304,540

		6,695,190

Water Utilities — 0.4%

American States Water Co.	8,386	761,784

California Water Service Group	11,700	712,296

SJW Group	6,225	410,352

		1,884,432

Wireless Telecommunication Services — 0.1%

Shenandoah Telecommunications Co.	11,348	313,659

Total Common Stocks (Cost $414,981,861)		435,922,157

Short-Term Investments — 4.0%

Investment Companies — 1.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $5,825,244)	5,825,244	5,825,244

Investment of Cash Collateral from Securities Loaned — 2.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $11,679,894)	11,679,894	11,679,894

Total Short-Term Investments (Cost $17,505,138)		17,505,138

Total Investments — 102.6% (Cost $432,486,999)		453,427,295
Liabilities in Excess of Other Assets — (2.6)%		(11,365,805)

NET ASSETS — 100.0%		442,061,490

Percentages indicated are based on net assets.

Abbreviations

REIT	RealEstate Investment Trust

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $11,381,330.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Non-incomeproducing security.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	133

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	45	12/2021	USD	5,166,225	144,399

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — 99.9%

Aerospace & Defense — 0.2%

Hexcel Corp.*	83	4,709

L3Harris Technologies, Inc.	227	52,333

		57,042

Air Freight & Logistics — 0.5%

CH Robinson Worldwide, Inc.	148	14,354

Expeditors International of Washington, Inc.	189	23,296

FedEx Corp.	243	57,234

United Parcel Service, Inc., Class B	182	38,852

		133,736

Auto Components — 0.3%

Aptiv plc*	304	52,558

BorgWarner, Inc.	270	12,169

		64,727

Automobiles — 2.3%

Ford Motor Co.*	4,412	75,357

General Motors Co.*	1,228	66,840

Tesla, Inc.*	388	432,232

		574,429

Banks — 3.2%

Bank of America Corp.	5,929	283,288

Citigroup, Inc.	2,100	145,236

Comerica, Inc.	151	12,849

Fifth Third Bancorp	776	33,779

PNC Financial Services Group, Inc. (The)	481	101,505

Regions Financial Corp.	772	18,281

SVB Financial Group*	58	41,609

US Bancorp	1,514	91,400

Wells Fargo & Co.	1,520	77,763

		805,710

Beverages — 1.5%

Brown-Forman Corp., Class B	254	17,244

Coca-Cola Co. (The)	3,441	193,969

Keurig Dr Pepper, Inc.	788	28,439

PepsiCo, Inc.	813	131,381

		371,033

Biotechnology — 2.4%

AbbVie, Inc.	1,452	166,501

Amgen, Inc.	613	126,873

Biogen, Inc.*	168	44,802

Gilead Sciences, Inc.	1,416	91,870

Incyte Corp.*	208	13,932

Moderna, Inc.*	80	27,617

INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued

Regeneron Pharmaceuticals, Inc.*	113	72,313

Vertex Pharmaceuticals, Inc.*	292	53,999

		597,907

Building Products — 0.7%

Carrier Global Corp.	860	44,918

Johnson Controls International plc	807	59,210

Lennox International, Inc.	35	10,475

Owens Corning	101	9,434

Trane Technologies plc	269	48,670

		172,707

Capital Markets — 4.7%

Bank of New York Mellon Corp. (The)	894	52,925

BlackRock, Inc.	140	132,085

Charles Schwab Corp. (The)	1,340	109,920

CME Group, Inc.	334	73,664

FactSet Research Systems, Inc.	43	19,087

Goldman Sachs Group, Inc. (The)	364	150,459

Intercontinental Exchange, Inc.	316	43,753

Invesco Ltd.	376	9,554

Lazard Ltd., Class A	49	2,401

LPL Financial Holdings, Inc.	90	14,762

Moody’s Corp.	185	74,768

Morgan Stanley	1,247	128,167

Morningstar, Inc.	27	8,552

MSCI, Inc.	91	60,504

Nasdaq, Inc.	129	27,073

Northern Trust Corp.	219	26,946

S&P Global, Inc.	273	129,446

State Street Corp.	388	38,237

T. Rowe Price Group, Inc.	255	55,304

		1,157,607

Chemicals — 1.7%

Air Products and Chemicals, Inc.	219	65,658

Albemarle Corp.	131	32,812

Ashland Global Holdings, Inc.	66	6,337

Axalta Coating Systems Ltd.*	233	7,267

Celanese Corp.	125	20,189

DuPont de Nemours, Inc.	231	16,078

Eastman Chemical Co.	153	15,917

Ecolab, Inc.	282	62,666

FMC Corp.	145	13,196

International Flavors & Fragrances, Inc.	281	41,433

NewMarket Corp.	6	2,040

PPG Industries, Inc.	267	42,872

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	135

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Chemicals — continued

Scotts Miracle-Gro Co. (The)	46	6,829

Sherwin-Williams Co. (The)	275	87,068

Valvoline, Inc.	203	6,894

		427,256

Commercial Services & Supplies — 0.5%

MSA Safety, Inc.	44	6,733

Republic Services, Inc.	236	31,766

Waste Management, Inc.	476	76,269

		114,768

Communications Equipment — 1.2%

Arista Networks, Inc.*	68	27,859

Ciena Corp.*	163	8,849

Cisco Systems, Inc.	3,643	203,899

CommScope Holding Co., Inc.*	189	2,024

Juniper Networks, Inc.	365	10,775

Motorola Solutions, Inc.	188	46,735

		300,141

Construction & Engineering — 0.0% (a)

AECOM*	135	9,230

Construction Materials — 0.1%

Vulcan Materials Co.	149	28,328

Consumer Finance — 0.9%

American Express Co.	733	127,381

Capital One Financial Corp.	504	76,119

Synchrony Financial	563	26,151

		229,651

Containers & Packaging — 0.4%

AptarGroup, Inc.	74	8,938

Avery Dennison Corp.	93	20,248

Ball Corp.	363	33,207

Berry Global Group, Inc.*	133	8,717

International Paper Co.	388	19,272

Sealed Air Corp.	148	8,779

		99,161

Diversified Financial Services — 0.7%

Berkshire Hathaway, Inc., Class B*	593	170,197

Voya Financial, Inc.	127	8,861

		179,058

Diversified Telecommunication Services — 1.2%

AT&T, Inc.	3,911	98,792

Lumen Technologies, Inc.	1,241	14,718

Verizon Communications, Inc.	3,548	188,009

		301,519

INVESTMENTS	SHARES	VALUE($)

Electric Utilities — 1.0%

Alliant Energy Corp.	247	13,973

Avangrid, Inc.	64	3,373

Edison International	420	26,431

Eversource Energy	387	32,856

FirstEnergy Corp.	613	23,619

IDACORP, Inc.	28	2,921

PG&E Corp.*	1,702	19,743

Pinnacle West Capital Corp.	111	7,158

PPL Corp.	763	21,974

Southern Co. (The)	1,047	65,249

Xcel Energy, Inc.	532	34,362

		251,659

Electrical Equipment — 0.8%

Acuity Brands, Inc.	40	8,217

Eaton Corp. plc	449	73,977

Emerson Electric Co.	673	65,288

Rockwell Automation, Inc.	131	41,842

Sunrun, Inc.*	197	11,363

		200,687

Electronic Equipment, Instruments & Components — 0.3%

Keysight Technologies, Inc.*	209	37,624

National Instruments Corp.	146	6,201

Trimble, Inc.*	282	24,638

		68,463

Energy Equipment & Services — 0.4%

Baker Hughes Co.	831	20,841

Halliburton Co.	999	24,965

NOV, Inc.*	434	6,085

Schlumberger NV	1,578	50,906

		102,797

Entertainment — 1.4%

Netflix, Inc.*	165	113,901

Walt Disney Co. (The)*	1,419	239,910

		353,811

Equity Real Estate Investment Trusts (REITs) — 3.1%

Alexandria Real Estate Equities, Inc.	164	33,479

American Tower Corp.	92	25,941

AvalonBay Communities, Inc.	157	37,159

Boston Properties, Inc.	175	19,887

Brixmor Property Group, Inc.	333	7,805

Crown Castle International Corp.	406	73,202

Douglas Emmett, Inc.	185	6,046

Duke Realty Corp.	419	23,564

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Equity Residential	415	35,856

Essex Property Trust, Inc.	73	24,815

Extra Space Storage, Inc.	148	29,211

First Industrial Realty Trust, Inc.	145	8,443

Healthpeak Properties, Inc.	607	21,555

Hudson Pacific Properties, Inc.	180	4,635

Iron Mountain, Inc.	323	14,742

Kilroy Realty Corp.	131	8,827

Kimco Realty Corp.	464	10,486

Prologis, Inc.	831	120,462

Public Storage	61	20,263

Realty Income Corp.	421	30,072

Regency Centers Corp.	190	13,378

SBA Communications Corp.	122	42,130

Simon Property Group, Inc.	372	54,528

SL Green Realty Corp.	76	5,325

UDR, Inc.	332	18,436

Ventas, Inc.	421	22,469

Vornado Realty Trust	197	8,398

Welltower, Inc.	471	37,868

Weyerhaeuser Co.	164	5,858

		764,840

Food & Staples Retailing — 1.1%

Costco Wholesale Corp.	293	144,021

Kroger Co. (The)	740	29,615

Sysco Corp.	483	37,143

Walmart, Inc.	483	72,170

		282,949

Food Products — 0.8%

Archer-Daniels-Midland Co.	551	35,396

General Mills, Inc.	688	42,518

Hershey Co. (The)	136	23,848

McCormick & Co., Inc. (Non-Voting)	281	22,545

Mondelez International, Inc., Class A	1,380	83,821

		208,128

Gas Utilities — 0.1%

National Fuel Gas Co.	106	6,088

UGI Corp.	235	10,201

		16,289

Health Care Equipment & Supplies — 2.6%

Abbott Laboratories	1,376	177,353

Becton Dickinson and Co.	274	65,648

Boston Scientific Corp.*	1,600	69,008

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued

Danaher Corp.	428	133,438

Edwards Lifesciences Corp.*	697	83,514

Insulet Corp.*	75	23,251

Intuitive Surgical, Inc.*	67	24,196

Medtronic plc	398	47,704

ResMed, Inc.	28	7,361

Stryker Corp.	23	6,120

		637,593

Health Care Providers & Services — 3.1%

AmerisourceBergen Corp.	165	20,133

Anthem, Inc.	268	116,615

Cardinal Health, Inc.	287	13,721

Cigna Corp.	378	80,745

CVS Health Corp.	1,484	132,492

Humana, Inc.	140	64,842

Quest Diagnostics, Inc.	121	17,760

UnitedHealth Group, Inc.	704	324,171

		770,479

Hotels, Restaurants & Leisure — 2.1%

Booking Holdings, Inc.*	46	111,356

Chipotle Mexican Grill, Inc.*	32	56,929

McDonald’s Corp.	715	175,568

Starbucks Corp.	1,277	135,451

Yum! Brands, Inc.	336	41,980

		521,284

Household Durables — 0.3%

DR Horton, Inc.	301	26,870

Garmin Ltd.	171	24,556

Newell Brands, Inc.	428	9,797

Toll Brothers, Inc.	126	7,581

Whirlpool Corp.	69	14,547

		83,351

Household Products — 1.4%

Church & Dwight Co., Inc.	243	21,229

Clorox Co. (The)	139	22,658

Colgate-Palmolive Co.	941	71,695

Procter & Gamble Co. (The)	1,664	237,935

		353,517

Independent Power and Renewable Electricity Producers — 0.0% (a)

Brookfield Renewable Corp.	68	2,816

Industrial Conglomerates — 1.1%

3M Co.	572	102,205

General Electric Co.	1,232	129,200

Roper Technologies, Inc.	91	44,396

		275,801

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	137

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Insurance — 2.3%

Aflac, Inc.	749	40,199

Allstate Corp. (The)	333	41,182

Aon plc, Class A	252	80,620

Arthur J Gallagher & Co.	216	36,217

Assurant, Inc.	67	10,808

Brown & Brown, Inc.	14	883

Chubb Ltd.	494	96,518

Cincinnati Financial Corp.	169	20,523

First American Financial Corp.	120	8,777

Hartford Financial Services Group, Inc. (The)	392	28,588

Lincoln National Corp.	212	15,296

MetLife, Inc.	829	52,061

Principal Financial Group, Inc.	300	20,127

Prudential Financial, Inc.	436	47,982

Travelers Cos., Inc. (The)	284	45,690

Unum Group	228	5,807

WR Berkley Corp.	156	12,418

		563,696

Interactive Media & Services — 5.9%

Alphabet, Inc., Class A*	356	1,054,088

Meta Platforms, Inc., Class A*	1,265	409,316

		1,463,404

Internet & Direct Marketing Retail — 4.0%

Amazon.com, Inc.*	266	897,067

eBay, Inc.	735	56,389

Etsy, Inc.*	142	35,598

Qurate Retail, Inc., Series A	466	4,865

		993,919

IT Services — 4.7%

Accenture plc, Class A	502	180,113

Alliance Data Systems Corp.	56	4,774

Amdocs Ltd.	146	11,365

Automatic Data Processing, Inc.	12	2,694

Cognizant Technology Solutions Corp., Class A	594	46,385

Fidelity National Information Services, Inc.	699	77,407

Genpact Ltd.	206	10,166

Globant SA*	44	14,044

International Business Machines Corp.	825	103,208

Mastercard, Inc., Class A	683	229,160

PayPal Holdings, Inc.*	914	212,587

Square, Inc., Class A*	41	10,435

Switch, Inc., Class A	129	3,261

Visa, Inc., Class A	1,252	265,136

		1,170,735

INVESTMENTS	SHARES	VALUE($)

Leisure Products — 0.1%

Brunswick Corp.	87	8,099

Hasbro, Inc.	144	13,789

		21,888

Life Sciences Tools & Services — 2.1%

Agilent Technologies, Inc.	343	54,019

Charles River Laboratories International, Inc.*	49	21,985

Illumina, Inc.*	164	68,070

IQVIA Holdings, Inc.*	215	56,205

Mettler-Toledo International, Inc.*	26	38,503

PerkinElmer, Inc.	125	22,111

Thermo Fisher Scientific, Inc.	352	222,841

Waters Corp.*	69	25,361

		509,095

Machinery — 1.9%

Caterpillar, Inc.	618	126,078

Crane Co.	60	6,197

Cummins, Inc.	163	39,094

Deere & Co.	318	108,855

Dover Corp.	162	27,391

Flowserve Corp.	147	4,942

Fortive Corp.	368	27,861

Gates Industrial Corp. plc*	69	1,134

Illinois Tool Works, Inc.	355	80,894

ITT, Inc.	97	9,125

Middleby Corp. (The)*	62	11,311

Oshkosh Corp.	77	8,239

Timken Co. (The)	63	4,470

Xylem, Inc.	202	26,379

		481,970

Marine — 0.0% (a)

Kirby Corp.*	68	3,564

Media — 0.6%

Charter Communications, Inc., Class A*	12	8,099

Comcast Corp., Class A	2,026	104,197

Interpublic Group of Cos., Inc. (The)	442	16,164

Omnicom Group, Inc.	240	16,339

		144,799

Metals & Mining — 0.2%

Alcoa Corp.	185	8,501

Cleveland-Cliffs, Inc.*	451	10,874

Steel Dynamics, Inc.	192	12,687

United States Steel Corp.	181	4,776

		36,838

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Multiline Retail — 0.6%

Target Corp.	563	146,166

Multi-Utilities — 0.8%

CenterPoint Energy, Inc.	655	17,056

CMS Energy Corp.	286	17,260

Consolidated Edison, Inc.	387	29,180

DTE Energy Co.	191	21,650

NiSource, Inc.	388	9,572

Public Service Enterprise Group, Inc.	568	36,238

Sempra Energy	356	45,436

WEC Energy Group, Inc.	312	28,099

		204,491

Oil, Gas & Consumable Fuels — 2.4%

Chevron Corp.	1,720	196,923

ConocoPhillips	751	55,942

Coterra Energy, Inc.	443	9,445

Devon Energy Corp.	760	30,461

EOG Resources, Inc.	658	60,839

EQT Corp.*	310	6,172

Exxon Mobil Corp.	1,677	108,116

Hess Corp.	313	25,844

Occidental Petroleum Corp.	953	31,954

ONEOK, Inc.	500	31,810

Pioneer Natural Resources Co.	244	45,623

		603,129

Paper & Forest Products — 0.0% (a)

Sylvamo Corp.*	35	986

Personal Products — 0.4%

Coty, Inc., Class A*	327	2,773

Estee Lauder Cos., Inc. (The), Class A	258	83,677

Herbalife Nutrition Ltd.*	116	5,382

		91,832

Pharmaceuticals — 3.2%

Bristol-Myers Squibb Co.	2,010	117,384

Eli Lilly & Co.	769	195,911

Johnson & Johnson	1,883	306,703

Merck & Co., Inc.	825	72,641

Organon & Co.	101	3,712

Pfizer, Inc.	2,118	92,641

Zoetis, Inc.	35	7,567

		796,559

Professional Services — 0.5%

Booz Allen Hamilton Holding Corp.	150	13,029

FTI Consulting, Inc.*	33	4,749

INVESTMENTS	SHARES	VALUE($)

Professional Services — continued

IHS Markit Ltd.	420	54,902

ManpowerGroup, Inc.	61	5,896

Nielsen Holdings plc	403	8,161

Verisk Analytics, Inc.	179	37,638

		124,375

Real Estate Management & Development — 0.2%

CBRE Group, Inc., Class A*	375	39,030

Howard Hughes Corp. (The)*	47	4,095

Jones Lang LaSalle, Inc.*	57	14,719

		57,844

Road & Rail — 0.9%

Uber Technologies, Inc.*	1,820	79,752

Union Pacific Corp.	597	144,116

		223,868

Semiconductors & Semiconductor Equipment — 5.4%

Advanced Micro Devices, Inc.*	1,360	163,513

Analog Devices, Inc.	373	64,712

Applied Materials, Inc.	1,013	138,426

Broadcom, Inc.	128	68,054

Cirrus Logic, Inc.*	71	5,738

Entegris, Inc.	92	12,952

First Solar, Inc.*	119	14,231

Intel Corp.	1,492	73,108

Lam Research Corp.	161	90,735

Micron Technology, Inc.	74	5,113

NVIDIA Corp.	1,679	429,270

QUALCOMM, Inc.	1,142	151,932

Teradyne, Inc.	188	25,989

Texas Instruments, Inc.	278	52,119

Xilinx, Inc.	277	49,860

		1,345,752

Software — 11.6%

Adobe, Inc.*	380	247,137

ANSYS, Inc.*	98	37,199

Atlassian Corp. plc, Class A*	148	67,803

Autodesk, Inc.*	248	78,767

Cadence Design Systems, Inc.*	309	53,491

Citrix Systems, Inc.	140	13,262

Dolby Laboratories, Inc., Class A	72	6,361

Intuit, Inc.	275	172,147

Microsoft Corp.	4,515	1,497,265

NortonLifeLock, Inc.	620	15,779

Oracle Corp.	1,784	171,157

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	139

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Software — continued

PTC, Inc.*	119	15,155

salesforce.com, Inc.*	785	235,257

ServiceNow, Inc.*	222	154,903

Synopsys, Inc.*	160	53,309

Teradata Corp.*	122	6,900

VMware, Inc., Class A*	91	13,805

Workday, Inc., Class A*	208	60,316

		2,900,013

Specialty Retail — 2.6%

Advance Auto Parts, Inc.	74	16,689

Best Buy Co., Inc.	282	34,472

Burlington Stores, Inc.*	39	10,775

CarMax, Inc.*	183	25,056

Home Depot, Inc. (The)	824	306,314

Lowe’s Cos., Inc.	757	177,002

TJX Cos., Inc. (The)	502	32,876

Tractor Supply Co.	129	28,015

Williams-Sonoma, Inc.	84	15,601

		646,800

Technology Hardware, Storage & Peripherals — 5.9%

Apple, Inc.	9,364	1,402,727

Dell Technologies, Inc., Class C*	277	30,467

HP, Inc.	1,359	41,219

		1,474,413

Textiles, Apparel & Luxury Goods — 1.0%

Capri Holdings Ltd.*	60	3,194

Hanesbrands, Inc.	390	6,646

NIKE, Inc., Class B	1,151	192,551

PVH Corp.*	80	8,746

Ralph Lauren Corp.	52	6,613

Tapestry, Inc.	315	12,279

Under Armour, Inc., Class A*	106	2,328

VF Corp.	365	26,601

		258,958

INVESTMENTS	SHARES	VALUE($)

Trading Companies & Distributors — 0.3%

United Rentals, Inc.*	81	30,708

Univar Solutions, Inc.*	205	5,244

WW Grainger, Inc.	52	24,082

		60,034

Water Utilities — 0.2%

American Water Works Co., Inc.	204	35,533

Essential Utilities, Inc.	252	11,861

		47,394

Wireless Telecommunication Services — 0.0% (a)

T-Mobile US, Inc.*	20	2,301

Total Common Stocks (Cost $20,438,856)		24,893,297

Short-Term Investments — 0.0% (a)

Investment Companies — 0.0% (a)

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $9,966)	9,966	9,966

Total Investments — 99.9% (Cost $20,448,822)		24,903,263
Other Assets Less Liabilities — 0.1%		30,131

NET ASSETS — 100.0%		24,933,394

Percentages indicated are based on net assets.

(a)	Amountrounds to less than 0.1% of net assets.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Non-incomeproducing security.

Futures contracts outstanding as of October 31, 2021:
Description	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	1	12/2021	USD	22,998	1,055

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%

Bahrain — 0.2%

Ahli United Bank BSC	246,146	239,246

Brazil — 8.4%

Alpargatas SA (Preference)*	35,916	243,097

Ambev SA	190,411	574,560

Banco Bradesco SA (Preference)*	137,863	487,325

Banco BTG Pactual SA*	82,987	333,048

Banco do Brasil SA	52,406	265,104

Banco Santander Brasil SA	57,204	350,696

BB Seguridade Participacoes SA	25,934	101,644

Bradespar SA (Preference)	39,892	343,307

CCR SA	115,888	236,548

Centrais Eletricas Brasileiras SA	46,196	277,480

Cia de Saneamento Basico do Estado de Sao Paulo*	34,060	213,275

Cia de Transmissao de Energia Eletrica Paulista (Preference)	75,349	324,690

Cia Energetica de Minas Gerais (Preference)	160,898	364,913

Cia Energetica de Sao Paulo (Preference), Class B	37,693	169,972

Cia Paranaense de Energia (Preference)	295,155	310,645

Cia Siderurgica Nacional SA	16,565	67,243

Cielo SA	363,000	139,571

CPFL Energia SA	35,867	167,012

Dexco SA	93,033	253,526

EDP — Energias do Brasil SA	68,905	239,418

Embraer SA*	105,364	407,917

Energisa SA	25,843	180,825

Eneva SA*	89,997	229,146

Engie Brasil Energia SA	22,249	152,130

Equatorial Energia SA	67,919	274,863

Gerdau SA (Preference)	27,473	131,674

Getnet Adquirencia e Servicos para Meios de Pagamento SA*	14,301	11,149

Grendene SA	85,612	130,607

Hypera SA*	42,650	211,746

Itau Unibanco Holding SA (Preference)	118,075	488,928

Itausa SA (Preference)	137,681	250,781

Marfrig Global Foods SA	45,607	213,821

Neoenergia SA	6,538	17,956

Petroleo Brasileiro SA (Preference)	153,515	741,218

Porto Seguro SA	7,754	32,273

Qualicorp Consultoria e Corretora de Seguros SA	28,729	87,300

Sao Martinho SA	54,717	372,872

Telefonica Brasil SA	41,350	333,435

TIM SA*	93,129	184,482

INVESTMENTS	SHARES	VALUE($)

Brazil — continued

Transmissora Alianca de Energia Eletrica SA	46,954	305,495

Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	49,574	116,385

Vale SA	149,108	1,896,941

WEG SA	99,176	648,603

		12,883,621

Chile — 1.1%

AES Andes SA	1,166,711	119,898

Banco Santander Chile	2,445,416	107,015

CAP SA	7,949	78,679

Cencosud SA	213,341	312,078

Cia Cervecerias Unidas SA	19,083	159,882

Cia Sud Americana de Vapores SA	4,932,979	320,477

Colbun SA	1,554,939	107,231

Embotelladora Andina SA (Preference), Class B	68,011	140,453

Enel Americas SA	2,152,887	244,797

Enel Chile SA	1,233,264	50,528

Falabella SA	34,191	94,549

		1,735,587

China — 24.4%

Agile Group Holdings Ltd.	62,000	48,604

An Hui Wenergy Co. Ltd., Class A	154,100	105,577

Angang Steel Co. Ltd., Class H	313,800	168,676

Anhui Conch Cement Co. Ltd., Class H	86,000	425,262

Anhui Expressway Co. Ltd., Class A	79,700	72,270

ANTA Sports Products Ltd.	19,000	294,381

BAIC Motor Corp. Ltd., Class H (a)	101,500	33,622

Bank of China Ltd., Class H	3,187,000	1,127,885

Bank of Hangzhou Co. Ltd., Class A	111,300	247,931

Baoshan Iron & Steel Co. Ltd., Class A	228,700	254,219

Beijing Enterprises Holdings Ltd.	18,500	71,112

BGI Genomics Co. Ltd., Class A	8,200	113,930

Blue Sail Medical Co. Ltd., Class A	51,600	116,461

Bluestar Adisseo Co., Class A	12,700	25,949

Bosideng International Holdings Ltd. (b)	188,000	145,673

BYD Electronic International Co. Ltd.	53,000	157,336

CGN Power Co. Ltd., Class H (a)	1,036,000	278,889

China CITIC Bank Corp. Ltd., Class H	678,000	297,405

China Coal Energy Co. Ltd., Class H	68,000	41,486

China Communications Services Corp. Ltd., Class H	324,000	179,114

China Construction Bank Corp., Class H	1,522,000	1,035,844

China Everbright Bank Co. Ltd., Class H	260,000	91,432

China Feihe Ltd. (a)	165,000	273,949

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	141

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

China Hongqiao Group Ltd.	255,500	283,874

China International Marine Containers Group Co. Ltd., Class A	107,600	295,030

China Lesso Group Holdings Ltd.	114,000	176,206

China Longyuan Power Group Corp. Ltd., Class H	149,000	348,517

China Medical System Holdings Ltd.	161,000	272,608

China Merchants Bank Co. Ltd., Class H	84,500	708,122

China Merchants Port Holdings Co. Ltd.	52,000	86,693

China Minsheng Banking Corp. Ltd., Class H	155,800	61,774

China National Building Material Co. Ltd., Class H	294,250	368,782

China National Chemical Engineering Co. Ltd., Class A	87,200	142,725

China National Nuclear Power Co. Ltd., Class A	222,500	238,149

China Petroleum & Chemical Corp., Class H	848,000	413,174

China Resources Cement Holdings Ltd.	180,000	151,363

China Resources Gas Group Ltd.	66,000	354,579

China Resources Land Ltd.	66,000	256,441

China Resources Pharmaceutical Group Ltd. (a)	145,000	69,752

China Resources Power Holdings Co. Ltd.	156,000	403,763

China Shenhua Energy Co. Ltd., Class H	244,500	525,747

China Vanke Co. Ltd., Class H	37,700	88,083

China Yangtze Power Co. Ltd., Class A	129,200	428,472

Chinese Universe Publishing and Media Group Co. Ltd., Class A	83,000	135,126

Chongqing Changan Automobile Co. Ltd., Class A	69,500	212,282

Chongqing Rural Commercial Bank Co. Ltd., Class H	68,000	24,461

CITIC Ltd.	231,000	231,415

Citic Pacific Special Steel Group Co. Ltd., Class A	62,976	187,433

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	68,000	30,051

COSCO SHIPPING Holdings Co. Ltd., Class H* (b)	304,350	471,410

COSCO SHIPPING Ports Ltd.	134,000	111,540

Country Garden Services Holdings Co. Ltd.	31,000	238,653

Daan Gene Co. Ltd., Class A	55,860	167,816

Dali Foods Group Co. Ltd. (a)	317,000	176,417

Datang International Power Generation Co. Ltd., Class H	442,000	79,881

Dongguan Development Holdings Co. Ltd., Class A	90,300	143,487

ENN Energy Holdings Ltd.	45,900	790,787

Foshan Haitian Flavouring & Food Co. Ltd., Class A	18,126	331,477

Fosun International Ltd.	85,076	99,677

INVESTMENTS	SHARES	VALUE($)

China — continued

Fujian Sunner Development Co. Ltd., Class A	39,300	137,793

G-bits Network Technology Xiamen Co. Ltd., Class A	2,200	117,287

GD Power Development Co. Ltd., Class A	426,600	185,505

Great Wall Motor Co. Ltd., Class H	196,500	884,161

Guangdong Baolihua New Energy Stock Co. Ltd., Class A	263,300	235,454

Guangdong Investment Ltd.	236,000	296,738

Guangxi Guiguan Electric Power Co. Ltd., Class A	201,800	182,348

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	18,000	45,507

Guangzhou R&F Properties Co. Ltd., Class H (b)	70,800	44,289

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	15,800	187,141

Haitian International Holdings Ltd.	72,000	209,844

Heilongjiang Agriculture Co. Ltd., Class A	94,100	202,091

Hello Group, Inc., ADR	5,685	70,778

Henan Shuanghui Investment & Development Co. Ltd., Class A	26,800	123,336

Hopson Development Holdings Ltd.	23,320	63,280

Huabao Flavours & Fragrances Co. Ltd., Class A	27,000	175,702

Huadian Power International Corp. Ltd., Class H	360,000	132,960

Huadong Medicine Co. Ltd., Class A	34,900	198,988

Huaibei Mining Holdings Co. Ltd., Class A	77,800	153,498

Huapont Life Sciences Co. Ltd., Class A	198,200	191,777

Huaxin Cement Co. Ltd., Class B	108,500	192,696

Hubei Energy Group Co. Ltd., Class A	219,400	169,832

Hunan Valin Steel Co. Ltd., Class A	168,900	140,776

Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	122,916	243,956

Industrial & Commercial Bank of China Ltd., Class H	1,836,000	1,006,426

Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	345,100	192,810

Inner Mongolia Yitai Coal Co. Ltd., Class B	34,200	29,657

Intco Medical Technology Co. Ltd., Class A	21,200	169,828

Jiangling Motors Corp. Ltd., Class A	55,500	134,734

Jiangsu Expressway Co. Ltd., Class A	31,100	41,253

Jiangsu Hengli Hydraulic Co. Ltd., Class A	21,656	277,347

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	37,700	207,375

Jiangsu Zhongnan Construction Group Co. Ltd., Class A	141,900	84,787

Jiangsu Zhongtian Technology Co. Ltd., Class A	93,700	147,887

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	78,500	141,164

Jointo Energy Investment Co. Ltd. Hebei, Class A	175,100	139,784

Joyoung Co. Ltd., Class A	24,671	89,903

JOYY, Inc., ADR	2,078	104,710

Kingboard Holdings Ltd.	89,000	387,845

KingClean Electric Co. Ltd., Class A	39,918	155,743

Kingfa Sci & Tech Co. Ltd., Class A	47,400	86,830

Kunlun Energy Co. Ltd.	192,000	174,870

Kweichow Moutai Co. Ltd., Class A	4,000	1,139,948

LB Group Co. Ltd., Class A	61,600	273,483

Lens Technology Co. Ltd., Class A	31,100	103,343

Li Ning Co. Ltd.	109,000	1,202,822

Liuzhou Iron & Steel Co. Ltd., Class A	187,300	158,594

Livzon Pharmaceutical Group, Inc., Class A	23,700	129,895

Longfor Group Holdings Ltd. (a)	39,500	191,098

Maanshan Iron & Steel Co. Ltd., Class H	218,000	92,701

Nanjing Iron & Steel Co. Ltd., Class A	325,400	179,237

Pharmaron Beijing Co. Ltd., Class H (a)	14,800	320,228

Ping An Insurance Group Co. of China Ltd., Class H	123,500	884,597

Postal Savings Bank of China Co. Ltd., Class H (a)	583,000	423,721

Sansteel Minguang Co. Ltd. Fujian, Class A	120,300	128,708

Sany Heavy Industry Co. Ltd., Class A	65,900	236,011

SDIC Power Holdings Co. Ltd., Class A	199,900	329,002

Seazen Group Ltd.*	108,000	85,436

Seazen Holdings Co. Ltd., Class A	34,700	185,139

Shaanxi Coal Industry Co. Ltd., Class A	161,100	315,292

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	45,900	125,286

Shandong Chenming Paper Holdings Ltd., Class A	190,800	210,510

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	66,040	320,768

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	136,000	231,653

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	14,900	27,270

Shanghai Shimao Co. Ltd., Class A	197,800	97,573

Shenzhen Gas Corp. Ltd., Class A	140,500	198,899

Shenzhen International Holdings Ltd.	35,544	42,792

Shenzhen Jinjia Group Co. Ltd., Class A	77,400	130,720

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,300	368,684

Shenzhen Overseas Chinese Town Co. Ltd., Class A	162,700	159,049

INVESTMENTS	SHARES	VALUE($)

China — continued

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	29,200	131,571

Shenzhou International Group Holdings Ltd.	32,700	704,495

Sinotruk Hong Kong Ltd.	128,500	177,365

Tangshan Jidong Cement Co. Ltd., Class A‡	70,500	127,878

TangShan Port Group Co. Ltd., Class A	459,900	191,610

Tian Di Science & Technology Co. Ltd., Class A	204,100	133,239

Tianhe Chemicals Group Ltd.* ‡	20,000	—

Topchoice Medical Corp., Class A*	5,100	189,506

Weichai Power Co. Ltd., Class A	115,556	272,453

Weifu High-Technology Group Co. Ltd., Class A	54,900	166,325

Wuliangye Yibin Co. Ltd., Class A	16,700	563,581

Xinhua Winshare Publishing and Media Co. Ltd., Class A	74,900	97,254

Xinxing Ductile Iron Pipes Co. Ltd., Class A	239,900	138,968

Xinyangfeng Agricultural Technology Co. Ltd., Class A	61,200	173,693

Yangzijiang Shipbuilding Holdings Ltd.	349,300	368,773

Yanzhou Coal Mining Co. Ltd., Class H (b)	236,000	350,049

Yintai Gold Co. Ltd., Class A	89,620	122,914

Yuexiu Property Co. Ltd.	60,400	53,073

Yunnan Baiyao Group Co. Ltd., Class A	10,300	144,005

Zhejiang Expressway Co. Ltd., Class H	168,000	149,204

Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	222,100	269,536

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	70,280	260,153

Zhejiang Semir Garment Co. Ltd., Class A	117,500	137,794

Zhejiang Weixing New Building Materials Co. Ltd., Class A	47,297	132,726

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	117,800	186,772

Zhongsheng Group Holdings Ltd.	44,500	401,228

Zhuzhou Kibing Group Co. Ltd., Class A	82,100	203,488

Zijin Mining Group Co. Ltd., Class H	222,000	308,724

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	262,200	188,858

		37,509,158

Colombia — 0.3%

Bancolombia SA (Preference)	35,733	320,254

Ecopetrol SA	63,561	48,155

Grupo Aval Acciones y Valores SA (Preference)	367,030	111,793

		480,202

Czech Republic — 0.3%

CEZ A/S	7,982	263,506

Moneta Money Bank A/S* (a)	24,264	94,854

O2 Czech Republic A/S	6,548	75,201

		433,561

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	143

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Egypt — 0.3%

Commercial International Bank Egypt SAE*	68,473	222,908

ElSewedy Electric Co.	271,173	149,043

		371,951

Greece — 1.0%

Hellenic Telecommunications Organization SA	25,839	458,741

JUMBO SA	16,774	249,670

Mytilineos SA	21,305	389,339

OPAP SA	27,558	430,382

		1,528,132

Hong Kong — 0.3%

Kingboard Laminates Holdings Ltd.	128,000	200,654

Nine Dragons Paper Holdings Ltd.	206,000	259,045

		459,699

Hungary — 0.8%

Magyar Telekom Telecommunications plc	61,933	85,356

MOL Hungarian Oil & Gas plc	14,822	126,659

OTP Bank Nyrt.*	11,128	668,653

Richter Gedeon Nyrt.	12,891	361,125

		1,241,793

India — 11.4%

Asian Paints Ltd.	1,715	71,075

Aurobindo Pharma Ltd.	12,136	111,889

Bajaj Auto Ltd.	5,630	279,166

Bajaj Holdings & Investment Ltd.*	585	37,794

Bharat Petroleum Corp. Ltd.	33,407	186,766

Cadila Healthcare Ltd.	11,433	76,914

Castrol India Ltd.	9,840	18,192

Cipla Ltd.	22,073	267,204

Colgate-Palmolive India Ltd.	4,018	82,885

Dabur India Ltd.	30,119	235,910

Divi’s Laboratories Ltd.	5,712	393,034

Dr Reddy’s Laboratories Ltd.	5,404	336,146

GAIL India Ltd.	13,958	27,774

Glenmark Pharmaceuticals Ltd.	9,001	60,640

HCL Technologies Ltd.	37,459	573,578

Hindalco Industries Ltd.	15,107	93,092

Hindustan Petroleum Corp. Ltd.	22,950	95,251

Hindustan Unilever Ltd.	43,453	1,390,805

Hindustan Zinc Ltd.*	9,822	40,951

Housing Development Finance Corp. Ltd.	34,008	1,296,612

ICICI Lombard General Insurance Co. Ltd. (a)	3,312	65,629

Indian Oil Corp. Ltd.	48,357	82,786

Indus Towers Ltd.	56,642	205,898

Infosys Ltd.	134,111	3,001,245

INVESTMENTS	SHARES	VALUE($)

India — continued

ITC Ltd.	187,393	559,512

Jindal Steel & Power Ltd.*	16,416	91,773

JSW Steel Ltd.	24,975	223,689

Motherson Sumi Systems Ltd.	38,498	115,368

Mphasis Ltd.	2,346	101,751

Muthoot Finance Ltd.	1,332	26,158

Nestle India Ltd.	1,472	374,021

NHPC Ltd.	178,485	73,247

NMDC Ltd.	47,365	90,902

NTPC Ltd.	133,125	236,354

Oil & Natural Gas Corp. Ltd.	86,280	171,692

Oil India Ltd.	9,790	29,431

Petronet LNG Ltd.	40,066	122,998

Piramal Enterprises Ltd.	3,336	116,283

Power Grid Corp. of India Ltd.	78,720	194,992

REC Ltd.	36,261	72,170

Reliance Industries Ltd.	59,045	2,003,702

Sun Pharmaceutical Industries Ltd.	22,804	242,489

Tata Consultancy Services Ltd.	29,904	1,359,272

Tata Power Co. Ltd. (The)	178,664	512,619

Tata Steel Ltd.	26,867	473,687

Tech Mahindra Ltd.	4,864	96,278

Titan Co. Ltd.	9,184	293,037

Torrent Power Ltd.	8,735	58,448

United Breweries Ltd.	1,653	36,644

UPL Ltd.	17,145	169,972

Vedanta Ltd.	61,406	249,891

Wipro Ltd.	39,270	340,061

		17,467,677

Indonesia — 3.5%

Adaro Energy Tbk. PT	2,670,500	316,332

Astra International Tbk. PT	1,125,800	479,493

Bank Central Asia Tbk. PT	1,808,500	956,295

Bank Rakyat Indonesia Persero Tbk. PT	2,981,294	894,936

Bukit Asam Tbk. PT	1,009,300	191,023

Charoen Pokphand Indonesia Tbk. PT	701,500	307,609

Gudang Garam Tbk. PT	55,300	131,005

Hanjaya Mandala Sampoerna Tbk. PT	1,476,900	108,069

Indofood CBP Sukses Makmur Tbk. PT	121,700	75,556

Indofood Sukses Makmur Tbk. PT	464,900	208,678

Kalbe Farma Tbk. PT	2,246,400	253,701

Media Nusantara Citra Tbk. PT	2,041,400	129,846

Perusahaan Gas Negara Tbk. PT*	292,300	31,175

Sarana Menara Nusantara Tbk. PT	2,849,300	233,540

Telkom Indonesia Persero Tbk. PT	3,036,000	811,479

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Indonesia — continued

Unilever Indonesia Tbk. PT	243,900	76,135

XL Axiata Tbk. PT	1,026,500	223,523

		5,428,395

Kuwait — 1.7%

Agility Public Warehousing Co. KSC	144,902	481,576

Humansoft Holding Co. KSC	14,098	156,365

Kuwait Finance House KSCP	211,482	584,486

Mobile Telecommunications Co. KSCP	235,809	467,008

National Bank of Kuwait SAKP*	296,799	975,900

		2,665,335

Malaysia — 2.4%

AMMB Holdings Bhd.*	89,700	72,783

Astro Malaysia Holdings Bhd.	243,300	58,460

Axiata Group Bhd.	241,900	230,743

DiGi.Com Bhd.	225,000	230,264

Hartalega Holdings Bhd.	165,100	233,636

Hong Leong Financial Group Bhd.	6,500	28,799

Kuala Lumpur Kepong Bhd.	16,500	86,146

Malayan Banking Bhd.	32,608	63,389

Maxis Bhd.	276,600	312,202

Nestle Malaysia Bhd.	5,500	178,677

Petronas Dagangan Bhd.	6,700	32,945

Petronas Gas Bhd.	87,300	353,205

PPB Group Bhd.	75,660	332,166

Press Metal Aluminium Holdings Bhd.	114,900	154,439

RHB Bank Bhd.	76,200	102,816

Supermax Corp. Bhd.	252,800	117,212

Telekom Malaysia Bhd.	202,300	282,783

Tenaga Nasional Bhd.	247,600	577,613

Top Glove Corp. Bhd.	381,300	250,456

		3,698,734

Mexico — 5.8%

Alfa SAB de CV, Class A	397,417	287,041

Alpek SAB de CV	17,446	19,244

America Movil SAB de CV, Series L	734,052	653,544

Arca Continental SAB de CV	68,939	419,601

Cemex SAB de CV*	973,381	627,866

Coca-Cola Femsa SAB de CV	54,246	291,597

El Puerto de Liverpool SAB de CV, Class C1	14,904	66,195

Fibra Uno Administracion SA de CV, REIT	260,700	259,332

Fomento Economico Mexicano SAB de CV	17,618	145,108

Gruma SAB de CV, Class B	32,757	383,480

Grupo Aeroportuario del Centro Norte SAB de CV*	36,086	218,237

INVESTMENTS	SHARES	VALUE($)

Mexico — continued

Grupo Aeroportuario del Pacifico SAB de CV, Class B*	35,586	449,405

Grupo Aeroportuario del Sureste SAB de CV, Class B	25,386	512,813

Grupo Bimbo SAB de CV, Series A	162,146	481,996

Grupo Carso SAB de CV, Series A1	35,582	120,099

Grupo Financiero Banorte SAB de CV, Class O	163,702	1,034,786

Grupo Mexico SAB de CV, Series B	183,967	806,174

Kimberly-Clark de Mexico SAB de CV, Class A	161,267	254,888

Megacable Holdings SAB de CV	79,251	233,888

Orbia Advance Corp. SAB de CV	141,444	367,625

Promotora y Operadora de Infraestructura SAB de CV	29,075	214,165

Qualitas Controladora SAB de CV	19,428	89,610

Wal-Mart de Mexico SAB de CV	294,317	1,025,421

		8,962,115

Pakistan — 0.0% (c)

Oil & Gas Development Co. Ltd.	86,499	43,057

Philippines — 0.6%

Globe Telecom, Inc.	4,240	251,994

JG Summit Holdings, Inc.	5,291	6,319

Manila Electric Co.	31,950	182,027

Metro Pacific Investments Corp.	2,200,200	163,824

PLDT, Inc.	8,430	275,380

Puregold Price Club, Inc.	18,400	15,416

San Miguel Corp.	16,150	37,399

		932,359

Qatar — 1.6%

Barwa Real Estate Co.	11,004	9,541

Commercial Bank PSQC (The)	86,440	145,056

Industries Qatar QSC	148,723	647,829

Masraf Al Rayan QSC	195,273	256,091

Ooredoo QPSC	78,512	149,218

Qatar Electricity & Water Co. QSC	45,216	208,972

Qatar Fuel QSC	32,693	165,126

Qatar Gas Transport Co. Ltd.	459,469	410,918

Qatar International Islamic Bank QSC	31,881	85,722

Qatar National Bank QPSC	62,522	352,019

United Development Co. QSC	77,640	33,193

		2,463,685

Russia — 6.6%

Alrosa PJSC	168,930	298,250

Federal Grid Co. Unified Energy System PJSC	111,419,092	291,642

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	145

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Russia — continued

Inter RAO UES PJSC	5,531,567	374,999

LUKOIL PJSC	15,591	1,591,091

M.Video PJSC	13,093	108,903

Magnit PJSC	6,959	635,090

Magnitogorsk Iron & Steel Works PJSC	304,361	284,414

MMC Norilsk Nickel PJSC	2,756	860,332

Mobile TeleSystems PJSC	105,004	460,115

Novolipetsk Steel PJSC	135,015	426,211

PhosAgro PJSC	1,573	124,302

Polyus PJSC	1,575	312,123

ROSSETI PJSC	7,477,739	146,943

Rostelecom PJSC	184,590	242,738

RusHydro PJSC	32,328,266	371,034

Sberbank of Russia PJSC	466,083	2,344,767

Severstal PAO	18,028	409,703

Sistema PJSFC	733,235	279,030

Surgutneftegas PJSC (Preference)	586,128	319,323

Tatneft PJSC	15,047	114,981

Unipro PJSC	3,386,841	130,401

		10,126,392

Saudi Arabia — 3.7%

Abdullah Al Othaim Markets Co.	1,743	53,811

Al Rajhi Bank	35,166	1,299,424

Almarai Co. JSC	21,180	298,708

Dr Sulaiman Al Habib Medical Services Group Co.	6,683	295,407

Etihad Etisalat Co.	52,000	419,366

Jarir Marketing Co.	8,091	437,456

Mobile Telecommunications Co. Saudi Arabia*	56,302	203,839

Mouwasat Medical Services Co.	2,301	110,299

Sahara International Petrochemical Co.	30,465	356,558

Saudi Airlines Catering Co.*	5,595	141,706

Saudi Cement Co.	15,734	248,328

Saudi Ground Services Co.*	19,394	192,859

Saudi Industrial Investment Group	24,649	249,139

Saudi Telecom Co.	27,820	869,060

Seera Group Holding*	32,104	198,569

United Electronics Co.	2,357	88,520

Yanbu Cement Co.	21,563	220,573

		5,683,622

South Africa — 5.7%

African Rainbow Minerals Ltd.	21,828	291,449

Anglo American Platinum Ltd.	3,534	357,079

AVI Ltd.	45,105	233,572

INVESTMENTS	SHARES	VALUE($)

South Africa — continued

Barloworld Ltd.	46,658	391,866

Bid Corp. Ltd.	4,300	92,289

Bidvest Group Ltd. (The)	36,317	454,732

Capitec Bank Holdings Ltd.	2,492	278,448

Clicks Group Ltd.	16,425	299,833

Exxaro Resources Ltd.	17,286	189,269

Foschini Group Ltd. (The)*	45,415	385,619

Kumba Iron Ore Ltd.	5,635	171,474

Mr Price Group Ltd.	29,638	387,981

MTN Group Ltd.*	48,058	430,942

MultiChoice Group	48,489	385,595

Naspers Ltd., Class N	6,911	1,170,404

Nedbank Group Ltd.	18,028	205,430

Netcare Ltd.*	32,233	35,683

Pepkor Holdings Ltd.* (a)	57,234	90,038

Pick n Pay Stores Ltd.	53,536	209,237

Shoprite Holdings Ltd.	42,315	502,766

Sibanye Stillwater Ltd.	133,268	466,405

SPAR Group Ltd. (The)	18,674	238,367

Telkom SA SOC Ltd.*	23,365	77,598

Tiger Brands Ltd.	19,136	241,370

Truworths International Ltd.	98,767	348,643

Vodacom Group Ltd.	56,878	504,846

Woolworths Holdings Ltd.	108,467	381,807

		8,822,742

Taiwan — 11.7%

Accton Technology Corp.	36,000	314,742

Asia Cement Corp.	175,000	278,735

Capital Securities Corp.	350,000	191,029

Cheng Shin Rubber Industry Co. Ltd.	259,000	317,881

Chicony Electronics Co. Ltd.	33,551	95,940

China Airlines Ltd.*	361,000	223,542

China Motor Corp.	46,000	114,593

China Steel Corp.	131,000	157,941

Chunghwa Telecom Co. Ltd.	224,000	888,889

CTBC Financial Holding Co. Ltd.	1,067,395	891,338

E.Sun Financial Holding Co. Ltd.	621,945	594,282

Eclat Textile Co. Ltd.	21,000	458,916

Far Eastern New Century Corp.	358,000	374,950

Far EasTone Telecommunications Co. Ltd.	145,000	319,062

Feng TAY Enterprise Co. Ltd.	35,000	272,338

First Financial Holding Co. Ltd.	545,743	449,319

Formosa Chemicals & Fibre Corp.	106,000	307,579

Formosa Petrochemical Corp.	74,000	266,422

Formosa Taffeta Co. Ltd.	177,000	191,089

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Taiwan — continued

Fubon Financial Holding Co. Ltd.	187,700	496,171

Giant Manufacturing Co. Ltd.	27,000	313,585

Globalwafers Co. Ltd.	11,000	301,818

Hotai Motor Co. Ltd.	15,000	330,302

Lite-On Technology Corp.	148,000	326,604

Mega Financial Holding Co. Ltd.	555,233	667,246

momo.com, Inc.	8,400	541,298

Nan Ya Plastics Corp.	324,000	994,311

Nien Made Enterprise Co. Ltd.	27,000	371,062

Novatek Microelectronics Corp.	9,000	134,990

Pou Chen Corp.	343,000	420,661

President Chain Store Corp.	52,000	525,566

Realtek Semiconductor Corp.	30,000	539,629

SinoPac Financial Holdings Co. Ltd.	528,580	269,199

Taiwan Cooperative Financial Holding Co. Ltd.	511,650	416,008

Taiwan Fertilizer Co. Ltd.	176,000	430,401

Taiwan Mobile Co. Ltd.	152,000	536,131

Taiwan Semiconductor Manufacturing Co. Ltd.	102,000	2,164,472

Uni-President Enterprises Corp.	310,000	743,666

Yuanta Financial Holding Co. Ltd.	803,291	714,032

Yulon Motor Co. Ltd.	76,000	112,693

		18,058,432

Thailand — 2.9%

Advanced Info Service PCL	98,000	558,880

Bangkok Dusit Medical Services PCL, Class F	226,400	161,020

Bumrungrad Hospital PCL	30,400	133,518

Charoen Pokphand Foods PCL	305,800	232,813

Digital Telecommunications Infrastructure Fund, Class F	295,100	119,844

Electricity Generating PCL	42,600	229,578

Global Power Synergy PCL, NVDR	93,400	219,787

Home Product Center PCL	643,800	283,706

Intouch Holdings PCL, NVDR	100,000	226,860

Krung Thai Bank PCL	427,200	148,282

PTT Exploration & Production PCL	142,400	503,719

Ratch Group PCL	160,600	220,242

Siam Commercial Bank PCL (The)	163,000	619,754

Sri Trang Gloves Thailand PCL, NVDR	278,200	255,710

Thai Union Group PCL, Class F	435,100	274,048

Total Access Communication PCL, NVDR	153,300	176,777

		4,364,538

Turkey — 2.9%

Anadolu Efes Biracilik ve Malt Sanayii A/S	81,092	187,252

Arcelik A/S	90,174	316,363

Aselsan Elektronik Sanayi ve Ticaret A/S	160,692	274,617

INVESTMENTS	SHARES	VALUE($)

Turkey — continued

BIM Birlesik Magazalar A/S	51,721	334,352

Coca-Cola Icecek A/S	33,327	294,407

Enerjisa Enerji A/S (a)	248,890	304,446

Enka Insaat ve Sanayi A/S	207,096	239,132

Eregli Demir ve Celik Fabrikalari TAS	168,666	352,174

Ford Otomotiv Sanayi A/S	18,173	350,833

Haci Omer Sabanci Holding A/S	156,292	181,951

Koza Altin Isletmeleri A/S*	15,201	168,971

Tofas Turk Otomobil Fabrikasi A/S	68,117	416,609

Turk Hava Yollari AO*	112,388	171,285

Turk Telekomunikasyon A/S	317,935	249,017

Turkcell Iletisim Hizmetleri A/S	204,036	324,497

Turkiye Sise ve Cam Fabrikalari A/S	361,789	325,889

		4,491,795

United Arab Emirates — 1.9%

Abu Dhabi Commercial Bank PJSC	176,563	398,969

Abu Dhabi Islamic Bank PJSC	49,256	78,425

Aldar Properties PJSC	280,012	308,095

Dubai Islamic Bank PJSC	72,443	101,004

Emaar Malls PJSC*	89,249	48,715

Emirates NBD Bank PJSC	102,716	390,098

Emirates Telecommunications Group Co. PJSC	118,951	829,734

First Abu Dhabi Bank PJSC	148,500	720,767

		2,875,807

United States — 0.4%

JBS SA	90,072	625,132

Total Common Stocks (Cost $134,045,239)		153,592,767

Short-Term Investments — 0.7%

Investment Companies — 0.4%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $703,142)	703,142	703,142

Investment of Cash Collateral from Securities Loaned — 0.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $449,126)	449,126	449,126

Total Short-Term Investments (Cost $1,152,268)		1,152,268

Total Investments — 100.6% (Cost $135,197,507)		154,745,035
Liabilities in Excess of Other Assets — (0.6)%		(862,287)

NET ASSETS — 100.0%		153,882,748

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	147

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

Summary of Investments by Industry, October 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	15.5%

Metals & Mining	7.6

Oil, Gas & Consumable Fuels	6.3

Wireless Telecommunication Services	4.7

Food Products	4.5

Electric Utilities	3.9

Diversified Telecommunication Services	3.7

IT Services	3.6

Independent Power and Renewable Electricity Producers	3.4

Textiles, Apparel & Luxury Goods	2.9

Chemicals	2.8

Food & Staples Retailing	2.7

Beverages	2.6

Pharmaceuticals	2.1

Industrial Conglomerates	2.1

Semiconductors & Semiconductor Equipment	2.0

Specialty Retail	2.0

Automobiles	2.0

Transportation Infrastructure	1.7

Construction Materials	1.7

Machinery	1.7

Gas Utilities	1.3

Health Care Equipment & Supplies	1.3

Real Estate Management & Development	1.2

Household Products	1.1

Internet & Direct Marketing Retail	1.1

Insurance	1.1

Others (each less than 1.0%)	12.7

Short-Term Investments	0.7

Abbreviations

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $424,925.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	3	12/2021	USD	189,285	(4,151)

Abbreviations

MSCI	MorganStanley Capital International
USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%

Australia — 9.9%

AGL Energy Ltd.	534,781	2,306,312

Alumina Ltd.	1,432,077	2,164,329

Ampol Ltd.	117,044	2,707,377

Ansell Ltd.	109,026	2,610,370

APA Group	334,941	2,078,191

Aurizon Holdings Ltd.	115,399	294,205

AusNet Services Ltd.	1,107,563	2,059,681

Australia & New Zealand Banking Group Ltd.	26,726	568,742

Beach Energy Ltd.	479,001	503,194

BHP Group Ltd.	102,124	2,805,039

BHP Group plc	119,370	3,152,748

BlueScope Steel Ltd.	79,637	1,244,416

Charter Hall Group, REIT	37,144	487,326

Cochlear Ltd.	2,202	368,311

Coles Group Ltd.	204,901	2,655,308

Crown Resorts Ltd.*	8,281	62,422

CSL Ltd.	13,157	2,993,748

CSR Ltd.	499,330	2,241,591

Dexus, REIT	406,799	3,336,885

Endeavour Group Ltd.	37,410	192,230

Evolution Mining Ltd.	431,580	1,171,713

Fortescue Metals Group Ltd.	197,292	2,055,790

Glencore plc*	346,585	1,733,126

GPT Group (The), REIT	729,064	2,846,301

Harvey Norman Holdings Ltd.	473,353	1,775,835

JB Hi-Fi Ltd.	33,434	1,276,489

Macquarie Group Ltd.	2,466	364,053

Metcash Ltd.	647,002	1,994,036

Mirvac Group, REIT	951,308	2,030,249

Origin Energy Ltd.	396,096	1,517,040

Ramsay Health Care Ltd.	50,230	2,684,598

REA Group Ltd.	9,837	1,193,905

Rio Tinto Ltd.	36,866	2,525,792

Rio Tinto plc	42,320	2,638,714

Santos Ltd.	559,450	2,937,710

Sonic Healthcare Ltd.	106,588	3,234,359

Stockland, REIT	208,450	718,515

Tabcorp Holdings Ltd.	605,388	2,279,499

Telstra Corp. Ltd.	1,037,934	3,000,127

TPG Telecom Ltd.	134,198	685,073

Vicinity Centres, REIT	54,101	70,655

Wesfarmers Ltd.	82,047	3,549,823

Whitehaven Coal Ltd.*	293,841	581,510

Woodside Petroleum Ltd.	141,539	2,474,326

Woolworths Group Ltd.	104,622	3,013,617

		83,185,280

INVESTMENTS	SHARES	VALUE($)

Austria — 0.5%

Mondi plc	105,916	2,645,120

OMV AG	30,640	1,855,049

		4,500,169

Belgium — 0.6%

Etablissements Franz Colruyt NV	27,677	1,358,882

Groupe Bruxelles Lambert SA	12,368	1,435,074

Proximus SADP	107,671	2,027,613

		4,821,569

Brazil — 0.4%

Yara International ASA	64,122	3,351,200

Cambodia — 0.0% (a)

NagaCorp Ltd.	332,000	304,722

Chile — 0.3%

Antofagasta plc	142,552	2,780,511

China — 1.2%

Chow Tai Fook Jewellery Group Ltd.	212,600	433,619

Lenovo Group Ltd.	2,752,000	2,988,585

Tingyi Cayman Islands Holding Corp.	896,000	1,672,370

Uni-President China Holdings Ltd.	904,000	770,471

Want Want China Holdings Ltd.	2,411,000	1,869,841

Wilmar International Ltd.	852,500	2,725,565

		10,460,451

Denmark — 0.9%

Carlsberg A/S, Class B	9,198	1,518,736

DSV A/S	3,824	888,763

Genmab A/S*	4,706	2,114,178

Novo Nordisk A/S, Class B	30,845	3,382,306

		7,903,983

Finland — 2.0%

Elisa OYJ	45,678	2,756,680

Fortum OYJ	112,538	3,346,891

Kesko OYJ, Class B	83,945	2,731,948

Neste OYJ	46,461	2,586,570

Orion OYJ, Class B	12,773	553,117

Stora Enso OYJ, Class R	103,491	1,722,041

UPM-Kymmene OYJ	83,302	2,939,805

		16,637,052

France — 3.3%

Air Liquide SA	3,807	635,609

Arkema SA	18,791	2,570,498

Atos SE	19,008	991,699

Capgemini SE	15,472	3,607,499

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	149

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Covivio, REIT	7,127	617,298

Eiffage SA	24,992	2,572,306

Gecina SA, REIT	18,299	2,560,740

Klepierre SA, REIT	62,942	1,498,414

Orange SA (b)	124,846	1,361,440

Pernod Ricard SA	15,388	3,540,168

TotalEnergies SE	41,609	2,083,569

Unibail-Rodamco-Westfield, REIT*	33,500	2,392,059

Vinci SA	20,773	2,220,847

Vivendi SE (b)	86,567	1,115,205

		27,767,351

Germany — 2.6%

Aroundtown SA	98,138	682,012

Covestro AG (c)	12,531	802,469

Daimler AG (Registered)	29,454	2,923,676

Deutsche Telekom AG (Registered)	163,986	3,049,673

Evonik Industries AG	24,416	791,098

Fresenius Medical Care AG & Co. KGaA	30,766	2,043,758

Hannover Rueck SE	2,920	533,145

Hella GmbH & Co. KGaA (b)	13,357	928,585

Infineon Technologies AG	8,723	408,510

LEG Immobilien SE	5,973	888,442

Merck KGaA	6,961	1,645,058

ProSiebenSat.1 Media SE	71,334	1,194,898

SAP SE	19,227	2,784,284

Telefonica Deutschland Holding AG	557,779	1,453,248

Uniper SE	36,209	1,600,679

		21,729,535

Hong Kong — 3.9%

ASM Pacific Technology Ltd.	97,200	1,051,744

CK Asset Holdings Ltd.	377,000	2,328,751

CK Infrastructure Holdings Ltd.	448,500	2,704,005

CLP Holdings Ltd.	351,000	3,436,613

Hong Kong & China Gas Co. Ltd. (b)	2,200,393	3,418,381

Hutchison Port Holdings Trust	2,727,600	587,555

Hysan Development Co. Ltd.	96,000	333,757

Link, REIT	207,600	1,839,220

MTR Corp. Ltd.	306,500	1,671,992

New World Development Co. Ltd.	109,750	476,033

PCCW Ltd.	3,787,000	1,949,659

Power Assets Holdings Ltd. (b)	504,000	3,080,096

Sun Hung Kai Properties Ltd.	172,000	2,280,434

Techtronic Industries Co. Ltd.	155,500	3,194,787

WH Group Ltd. (c)	2,259,000	1,583,591

Xinyi Glass Holdings Ltd.	875,000	2,465,703

Yue Yuen Industrial Holdings Ltd.*	359,000	762,054

		33,164,375

INVESTMENTS	SHARES	VALUE($)

Indonesia — 0.1%

First Pacific Co. Ltd.	524,000	209,452

Golden Agri-Resources Ltd.	4,260,100	835,513

		1,044,965

Ireland — 0.5%

CRH plc	36,255	1,734,941

Flutter Entertainment plc*	9,312	1,757,239

Smurfit Kappa Group plc	18,888	990,045

		4,482,225

Italy — 1.6%

A2A SpA	296,846	624,668

Banca Mediolanum SpA	59,338	597,956

Davide Campari-Milano NV	140,126	1,990,371

Enel SpA	81,424	681,664

Eni SpA	4,114	58,964

Italgas SpA	329,126	2,091,098

Poste Italiane SpA (c)	142,800	2,039,447

Recordati Industria Chimica e Farmaceutica SpA	26,074	1,633,718

Snam SpA	355,103	2,011,229

Telecom Italia SpA	3,613,394	1,289,080

Terna — Rete Elettrica Nazionale	110,199	821,071

		13,839,266

Japan — 29.2%

Activia Properties, Inc., REIT	203	832,234

Advance Residence Investment Corp., REIT	229	751,445

Advantest Corp.	5,300	434,536

Aeon Co. Ltd.	83,300	1,916,288

Aeon Mall Co. Ltd.	42,400	621,148

AEON REIT Investment Corp., REIT	387	523,163

Ajinomoto Co., Inc.	109,200	3,269,523

Alfresa Holdings Corp.	46,900	661,149

Anritsu Corp.	133,300	2,210,441

Aozora Bank Ltd.	28,900	661,087

Asahi Group Holdings Ltd.	52,500	2,382,465

Astellas Pharma, Inc.	199,300	3,359,955

Brother Industries Ltd.	39,600	765,624

Canon Marketing Japan, Inc.	56,200	1,113,341

Capcom Co. Ltd.	69,100	1,859,856

Casio Computer Co. Ltd.	41,800	591,516

Chubu Electric Power Co., Inc.	270,200	2,796,877

Chugai Pharmaceutical Co. Ltd.	65,100	2,434,049

Chugoku Electric Power Co., Inc. (The)	95,200	789,669

COMSYS Holdings Corp.	95,500	2,364,680

Cosmo Energy Holdings Co. Ltd.	108,100	2,209,848

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Cosmos Pharmaceutical Corp.	13,900	2,124,158

CyberAgent, Inc.	125,500	2,102,821

Dai Nippon Printing Co. Ltd.	45,500	1,127,266

Daito Trust Construction Co. Ltd.	23,100	2,864,033

Daiwa House REIT Investment Corp., REIT	281	806,367

Daiwa Securities Group, Inc.	459,400	2,580,978

Denka Co. Ltd.	12,400	405,966

DIC Corp.	44,200	1,170,273

Electric Power Development Co. Ltd.	169,400	2,239,400

ENEOS Holdings, Inc.	654,500	2,639,108

Fuji Media Holdings, Inc.	16,900	175,177

FUJIFILM Holdings Corp.	40,900	3,160,647

Fujitsu Ltd.	18,200	3,145,502

Fukuoka Financial Group, Inc.	22,500	404,220

GLP J-REIT, REIT	604	985,160

H.U. Group Holdings, Inc.	35,200	868,077

Hachijuni Bank Ltd. (The)	131,900	440,835

Hankyu Hanshin Holdings, Inc.	16,600	514,693

Hikari Tsushin, Inc.	9,100	1,402,802

Hoya Corp.	9,100	1,339,598

Idemitsu Kosan Co. Ltd.	67,637	1,847,322

Iida Group Holdings Co. Ltd.	98,400	2,426,004

Industrial & Infrastructure Fund Investment Corp., REIT	265	485,890

Inpex Corp.	369,800	3,083,881

ITOCHU Corp.	92,200	2,629,624

Itochu Techno-Solutions Corp.	32,300	1,020,334

Iwatani Corp.	35,100	2,073,197

Japan Metropolitan Fund Invest, REIT	1,566	1,438,401

Japan Post Holdings Co. Ltd.*	260,700	2,003,194

Japan Post Insurance Co. Ltd.	127,600	2,070,271

Japan Tobacco, Inc.	157,700	3,095,836

Kajima Corp.	113,500	1,397,499

Kaken Pharmaceutical Co. Ltd.	15,600	615,324

Kaneka Corp.	10,600	406,499

Kansai Electric Power Co., Inc. (The)	275,200	2,533,797

KDDI Corp.	109,000	3,333,221

Keisei Electric Railway Co. Ltd.	600	19,309

Kikkoman Corp.	22,800	1,864,814

Kinden Corp.	55,300	907,508

Kirin Holdings Co. Ltd.	53,500	931,213

K’s Holdings Corp.	165,600	1,709,443

Kyowa Kirin Co. Ltd.	26,900	884,689

Kyushu Electric Power Co., Inc.	165,000	1,162,324

Lawson, Inc.	14,300	691,543

Lintec Corp.	48,900	1,091,617

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Mani, Inc.	21,500	366,500

Marubeni Corp.	371,300	3,150,600

Matsui Securities Co. Ltd.	57,400	411,790

MatsukiyoCocokara & Co.	26,800	1,188,299

Mebuki Financial Group, Inc.	160,600	328,831

Medipal Holdings Corp.	94,600	1,711,525

MEIJI Holdings Co. Ltd.	21,500	1,356,839

Mitsubishi Corp.	32,600	1,036,614

Mitsubishi Estate Co. Ltd.	141,100	2,144,295

Mitsubishi Gas Chemical Co., Inc.	131,600	2,648,613

Mitsubishi HC Capital, Inc.	371,000	1,860,268

Mitsubishi UFJ Financial Group, Inc.	160,000	877,360

Mitsui & Co. Ltd.	129,900	2,972,698

Mitsui Chemicals, Inc.	70,300	2,090,289

Mitsui Fudosan Logistics Park, Inc., REIT	111	590,182

Morinaga Milk Industry Co. Ltd.	9,200	539,163

NH Foods Ltd.	27,200	956,561

Nifco, Inc.	8,300	264,766

Nintendo Co. Ltd.	5,600	2,473,279

Nippo Corp.	84,300	2,982,192

Nippon Electric Glass Co. Ltd.	42,400	1,082,597

Nippon Express Co. Ltd.	2,400	150,227

Nippon Shokubai Co. Ltd.	12,600	658,284

Nippon Telegraph & Telephone Corp.	124,300	3,482,755

Nippon Yusen KK	30,400	2,190,541

Nisshin Seifun Group, Inc.	41,000	647,415

Nissin Foods Holdings Co. Ltd.	22,900	1,750,473

Nitto Denko Corp.	36,500	2,852,116

NOF Corp.	9,200	461,717

Nomura Holdings, Inc.	431,500	2,055,026

Nomura Real Estate Holdings, Inc.	69,400	1,691,930

Nomura Research Institute Ltd.	84,600	3,386,882

Obayashi Corp.	115,900	978,456

Ono Pharmaceutical Co. Ltd.	91,000	1,909,339

Open House Co. Ltd.	62,000	3,953,930

ORIX Corp.	147,400	2,929,768

Orix JREIT, Inc., REIT	425	705,120

Osaka Gas Co. Ltd.	143,800	2,317,766

Penta-Ocean Construction Co. Ltd.	52,300	360,396

Rakuten Group, Inc.	216,000	2,364,775

Relo Group, Inc.	22,200	461,757

RENOVA, Inc.*	76,000	3,343,309

Resona Holdings, Inc.	474,500	1,782,507

Rinnai Corp.	4,800	492,828

Sankyo Co. Ltd.	28,700	696,604

Sawai Group Holdings Co. Ltd.	25,800	1,138,148

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	151

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

SBI Holdings, Inc.	65,700	1,702,909

SCSK Corp.	50,100	1,013,878

Sekisui Chemical Co. Ltd.	49,000	805,008

Sekisui House Ltd.	61,300	1,274,475

Sekisui House Reit, Inc., REIT	657	496,692

Shimamura Co. Ltd.	8,500	719,716

Shionogi & Co. Ltd.	42,000	2,738,413

Ship Healthcare Holdings, Inc.	20,000	525,327

Skylark Holdings Co. Ltd.*	67,000	907,823

SoftBank Corp.	221,600	3,024,769

SoftBank Group Corp.	46,500	2,517,389

Sojitz Corp.	151,220	2,494,986

Sony Group Corp.	30,800	3,566,528

Sugi Holdings Co. Ltd.	35,400	2,534,686

Sumitomo Chemical Co. Ltd.	532,500	2,623,263

Sumitomo Dainippon Pharma Co. Ltd.	109,300	1,545,673

Sumitomo Mitsui Financial Group, Inc.	56,500	1,833,406

Sumitomo Realty & Development Co. Ltd.	18,700	675,817

Suzuken Co. Ltd.	21,600	601,300

Taisho Pharmaceutical Holdings Co. Ltd.	7,100	380,994

Takeda Pharmaceutical Co. Ltd.	67,300	1,888,830

TDK Corp.	20,700	752,507

Teijin Ltd.	79,000	1,060,396

TIS, Inc.	5,400	147,112

Toho Gas Co. Ltd.	46,100	1,365,595

Tohoku Electric Power Co., Inc. (b)	280,800	1,821,868

Tokuyama Corp.	65,200	1,116,508

Tokyo Century Corp.	7,300	417,968

Tokyo Electron Ltd.	7,800	3,635,058

Tokyo Gas Co. Ltd.	124,300	2,156,970

Tokyo Tatemono Co. Ltd.	33,800	496,806

Tosoh Corp.	95,700	1,611,686

Toyo Suisan Kaisha Ltd.	57,700	2,486,241

Toyota Industries Corp.	26,200	2,227,330

Tsumura & Co.	57,800	1,801,361

Tsuruha Holdings, Inc.	12,000	1,480,142

Ube Industries Ltd.	79,500	1,481,193

Unicharm Corp.	59,100	2,390,170

USS Co. Ltd.	60,100	968,710

Welcia Holdings Co. Ltd.	41,000	1,530,588

Yamada Holdings Co. Ltd.	416,200	1,590,425

Yamaguchi Financial Group, Inc.	7,500	41,869

Yamaha Motor Co. Ltd.	109,600	3,054,970

Yokohama Rubber Co. Ltd. (The)	69,500	1,176,020

Zeon Corp.	62,000	735,568

		245,983,002

INVESTMENTS	SHARES	VALUE($)

Jordan — 0.4%

Hikma Pharmaceuticals plc	89,496	2,949,958

Luxembourg — 0.1%

RTL Group SA	21,777	1,257,802

Netherlands — 3.1%

ASML Holding NV	1,032	838,913

ASR Nederland NV	28,597	1,336,744

Heineken Holding NV	24,013	2,225,406

Koninklijke Ahold Delhaize NV	96,389	3,135,772

Koninklijke DSM NV	7,326	1,600,572

Koninklijke KPN NV	1,065,416	3,183,396

Koninklijke Philips NV	20,141	950,155

NN Group NV	67,411	3,603,575

Royal Dutch Shell plc, Class A	164,639	3,771,695

Universal Music Group NV	86,567	2,513,294

Wolters Kluwer NV	25,372	2,656,917

		25,816,439

New Zealand — 0.8%

Fisher & Paykel Healthcare Corp. Ltd.	142,816	3,199,581

Spark New Zealand Ltd.	853,734	2,794,846

Xero Ltd.*	9,379	1,069,420

		7,063,847

Norway — 1.0%

Aker BP ASA	16,618	637,665

Equinor ASA	86,123	2,182,214

Mowi ASA	37,513	1,087,772

Norsk Hydro ASA	65,311	479,740

Orkla ASA	196,236	1,908,673

Salmar ASA	12,976	989,946

Telenor ASA	70,195	1,109,116

		8,395,126

Poland — 0.1%

Polski Koncern Naftowy ORLEN SA	26,141	563,779

Portugal — 0.5%

EDP — Energias de Portugal SA	444,867	2,510,225

Galp Energia SGPS SA	7,150	74,274

Jeronimo Martins SGPS SA	58,612	1,328,007

		3,912,506

Russia — 0.7%

Coca-Cola HBC AG*	53,491	1,854,009

Evraz plc	382,850	3,251,927

Polymetal International plc	29,728	549,550

		5,655,486

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Singapore — 2.0%

Ascendas, REIT	634,742	1,453,833

CapitaLand Integrated Commercial Trust, REIT	661,608	1,053,582

ComfortDelGro Corp. Ltd.	225,500	261,352

DBS Group Holdings Ltd.	108,400	2,533,076

Keppel Corp. Ltd.	420,300	1,677,244

Keppel DC, REIT	272,800	483,042

Mapletree Commercial Trust, REIT	821,200	1,328,310

Mapletree Logistics Trust, REIT	496,400	744,369

Mapletree North Asia Commercial Trust, REIT (c)	500,800	379,470

Sembcorp Industries Ltd.	1,581,100	2,359,758

Singapore Press Holdings Ltd.	187,000	276,855

Singapore Telecommunications Ltd.	512,800	951,366

Suntec, REIT	628,700	696,059

Venture Corp. Ltd.	203,700	2,845,345

		17,043,661

South Africa — 0.4%

Anglo American plc	81,984	3,118,918

South Korea — 8.8%

CJ CheilJedang Corp.	6,347	2,062,798

Daewoo Engineering & Construction Co. Ltd.*	75,793	405,789

DL Holdings Co. Ltd.	11,480	647,256

E-MART, Inc.	5,659	814,625

GS Engineering & Construction Corp.	66,531	2,360,780

GS Holdings Corp.	6,056	219,315

GS Retail Co. Ltd.	37,879	1,045,794

Hana Financial Group, Inc.	74,258	2,863,377

Hanwha Corp.	22,438	645,920

Hanwha Life Insurance Co. Ltd.	341,061	1,016,274

Hite Jinro Co. Ltd.	61,239	1,827,526

Hyundai Department Store Co. Ltd.	4,350	308,868

Hyundai Mobis Co. Ltd.	5,539	1,197,361

Industrial Bank of Korea	178,233	1,686,909

Kakao Corp.	25,692	2,764,060

KB Financial Group, Inc.	62,832	3,041,313

Kia Corp.	41,774	3,048,346

Korea Electric Power Corp.	143,606	2,782,379

Korea Gas Corp.*	61,580	2,339,398

Korea Investment Holdings Co. Ltd.	17,973	1,344,225

KT&G Corp.	37,768	2,623,319

Kumho Petrochemical Co. Ltd.	3,838	564,713

LG Corp.	38,395	3,001,626

LG Household & Health Care Ltd.	1,581	1,582,401

LG Uplus Corp.	153,192	1,885,359

LX Holdings Corp.*	18,041	136,767

INVESTMENTS	SHARES	VALUE($)

South Korea — continued

Mirae Asset Securities Co. Ltd.	118,445	883,665

NAVER Corp.	8,836	3,072,124

NH Investment & Securities Co. Ltd.	69,615	786,284

NongShim Co. Ltd.	403	97,717

Orion Corp.	13,879	1,403,638

POSCO	9,336	2,367,906

Samsung Electronics Co. Ltd.	52,836	3,163,457

Samsung Life Insurance Co. Ltd.	24,552	1,420,241

Samsung Securities Co. Ltd.	37,900	1,540,768

SK Hynix, Inc.	27,656	2,437,894

SK Innovation Co. Ltd.	14,430	3,009,378

SK Telecom Co. Ltd.	11,211	2,968,523

SKC Co. Ltd.	3,478	534,715

S-Oil Corp.	23,550	2,060,571

Woori Financial Group, Inc.	244,537	2,779,934

Yuhan Corp.	57,522	2,951,002

		73,694,315

Spain — 1.5%

Acciona SA	9,383	1,801,940

Enagas SA	99,992	2,243,769

Endesa SA	118,208	2,726,197

Iberdrola SA	240,788	2,843,355

Naturgy Energy Group SA	104,691	2,750,848

		12,366,109

Sweden — 4.3%

Boliden AB	83,471	2,942,705

Castellum AB (b)	87,523	2,332,805

Fastighets AB Balder, Class B*	14,077	1,020,695

H & M Hennes & Mauritz AB, Class B (b)	135,894	2,556,551

Hexagon AB, Class B	197,570	3,179,632

Husqvarna AB, Class B	56,174	800,531

ICA Gruppen AB	54,654	2,825,614

Investor AB, Class B*	2,179	50,212

Investor AB, Class B	144,076	3,324,402

Kinnevik AB, Class B*	55,604	2,182,503

Sagax AB, Class B	14,629	572,571

Securitas AB, Class B	157,425	2,608,009

Skanska AB, Class B	117,168	2,979,102

Swedish Match AB	369,707	3,259,780

Swedish Match AB	5,438	47,858

Tele2 AB, Class B	144,426	2,041,226

Telia Co. AB (b)	659,107	2,596,121

Trelleborg AB, Class B	47,943	1,097,302

		36,417,619

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	153

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Switzerland — 2.0%

Baloise Holding AG (Registered)	3,599	573,537

EMS-Chemie Holding AG (Registered)	348	345,190

Kuehne + Nagel International AG (Registered)	3,926	1,236,496

Logitech International SA (Registered)	26,364	2,205,428

Novartis AG (Registered)	29,164	2,412,234

Roche Holding AG	8,021	3,107,289

Sonova Holding AG (Registered)	8,970	3,716,915

Swisscom AG (Registered)	5,342	2,908,851

		16,505,940

United Kingdom — 15.4%

3i Group plc	190,009	3,548,421

abrdn plc	390,653	1,357,949

Admiral Group plc	71,853	2,822,542

Ashmore Group plc	161,106	744,364

Ashtead Group plc	44,479	3,727,791

Associated British Foods plc	76,360	1,867,449

AstraZeneca plc	30,708	3,841,612

Auto Trader Group plc (c)	346,216	2,870,282

AVEVA Group plc	49,157	2,393,744

Aviva plc	466,481	2,517,094

B&M European Value Retail SA	315,297	2,731,645

Barratt Developments plc	52,768	479,032

Bellway plc	22,932	1,040,514

Berkeley Group Holdings plc	31,223	1,862,407

BP plc	506,220	2,425,250

British American Tobacco plc	87,988	3,060,610

British Land Co. plc (The), REIT	226,677	1,530,518

BT Group plc*	1,320,551	2,508,822

Centrica plc*	3,017,475	2,490,885

CK Hutchison Holdings Ltd.	103,042	690,837

ConvaTec Group plc (c)	874,077	2,557,514

Croda International plc	27,670	3,581,341

Dechra Pharmaceuticals plc	9,020	632,029

Derwent London plc, REIT	52,113	2,410,528

Diageo plc	73,162	3,639,933

Direct Line Insurance Group plc	485,429	1,940,213

GlaxoSmithKline plc	129,692	2,692,514

Halma plc	45,595	1,849,027

IMI plc	79,827	1,782,686

Imperial Brands plc	121,911	2,572,465

Informa plc*	54,219	385,711

InterContinental Hotels Group plc*	15,514	1,086,711

Intertek Group plc	17,806	1,192,430

J Sainsbury plc	521,619	2,136,477

Johnson Matthey plc	20,620	770,683

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Land Securities Group plc, REIT	143,651	1,349,526

Legal & General Group plc	881,349	3,475,849

M&G plc	315,087	860,850

National Grid plc	106,612	1,365,013

Next plc	25,704	2,801,465

Ocado Group plc*	32,750	808,289

Pearson plc	275,351	2,265,759

Pennon Group plc	144,487	2,304,647

Persimmon plc	41,899	1,561,086

Phoenix Group Holdings plc	235,635	2,115,655

Reckitt Benckiser Group plc	32,431	2,632,839

Rentokil Initial plc	187,288	1,507,471

Rightmove plc	132,668	1,254,053

Sage Group plc (The)	218,086	2,120,999

Schroders plc	9,796	485,233

Segro plc, REIT	196,469	3,472,501

Severn Trent plc	46,575	1,744,338

Smiths Group plc	54,303	1,008,300

Spirax-Sarco Engineering plc	12,321	2,630,157

SSE plc	148,028	3,333,530

St. James’s Place plc	50,178	1,083,987

Tate & Lyle plc	267,535	2,373,287

Taylor Wimpey plc	213,148	450,980

Tesco plc	861,843	3,182,154

Unilever plc	18,479	989,261

Unilever plc	46,691	2,499,924

United Utilities Group plc	231,120	3,284,940

Vodafone Group plc	1,355,275	1,997,475

WPP plc	77,770	1,124,147

		129,825,745

United States — 0.9%

Avast plc (c)	257,515	1,972,155

Ferguson plc	24,040	3,617,140

Schneider Electric SE	7,145	1,231,928

Sims Ltd.	46,920	510,773

		7,331,996

Total Common Stocks (Cost $774,634,656)		833,874,902

Short-Term Investments — 1.0%

Investment Companies — 0.0% (a)

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $332,532)	332,365	332,532

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued

Investment of Cash Collateral from Securities Loaned — 1.0%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	6,757,673	6,757,673

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	1,350,975	1,350,975

Total Investment of Cash Collateral from Securities Loaned (Cost $8,108,648)		8,108,648

Total Short-Term Investments (Cost $8,441,180)		8,441,180

Total Investments — 100.0% (Cost $783,075,836)		842,316,082
Liabilities in Excess of Other Assets — 0.0% (a)		(299,860)

NET ASSETS — 100.0%		842,016,222

Percentages indicated are based on net assets.

Summary of Investments by Industry, October 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Pharmaceuticals	5.3%

Electric Utilities	5.1

Oil, Gas & Consumable Fuels	5.0

Equity Real Estate Investment Trusts (REITs)	4.9

Diversified Telecommunication Services	4.6

Food & Staples Retailing	4.6

Chemicals	4.3

Metals & Mining	4.2

Food Products	4.1

Insurance	3.3

Gas Utilities	2.7

Construction & Engineering	2.4

Beverages	2.4

Real Estate Management & Development	2.4

Banks	2.3

Trading Companies & Distributors	2.3

Household Durables	2.3

Capital Markets	2.2

Wireless Telecommunication Services	1.9

Health Care Equipment & Supplies	1.8

Tobacco	1.7

Diversified Financial Services	1.6

IT Services	1.6

Electronic Equipment, Instruments & Components	1.5

Health Care Providers & Services	1.5

Technology Hardware, Storage & Peripherals	1.5

Multiline Retail	1.3

Interactive Media & Services	1.3

Specialty Retail	1.3

Software	1.2

Media	1.2

Multi-Utilities	1.1

Automobiles	1.1

Semiconductors & Semiconductor Equipment	1.0

Machinery	1.0

Others (each less than 1.0%)	11.0

Short-Term Investments	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	155

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SGPS	Holding company

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $7,566,675.
(c)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	63	12/2021	USD	7,373,205	75,489

Abbreviations

EAFE	Europe,Australasia, and Far East
MSCI	MorganStanley Capital International
USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%

Automobiles & Parts — 0.7%

Ford Motor Co.*	141,680	2,419,894

Gentex Corp.	69,019	2,442,583

		4,862,477

Banks — 2.1%

Bank of America Corp.	43,141	2,061,277

Bank of Hawaii Corp.	5,899	498,466

Citizens Financial Group, Inc.	10,501	497,537

Discover Financial Services	10,439	1,182,947

Fifth Third Bancorp	51,268	2,231,696

Huntington Bancshares, Inc.	130,425	2,052,889

KeyCorp	22,743	529,230

People’s United Financial, Inc.	34,175	585,760

Popular, Inc. (Puerto Rico)	15,422	1,255,968

Regions Financial Corp.	26,033	616,461

Truist Financial Corp.	33,790	2,144,651

US Bancorp	16,011	966,584

		14,623,466

Beverages — 2.2%

Brown-Forman Corp., Class B	26,675	1,810,966

Coca-Cola Co. (The)	49,500	2,790,315

Constellation Brands, Inc., Class A	10,017	2,171,786

Keurig Dr Pepper, Inc.	61,270	2,211,234

Molson Coors Beverage Co., Class B	44,335	1,954,730

Monster Beverage Corp.*	21,904	1,861,840

PepsiCo, Inc.	18,363	2,967,461

		15,768,332

Chemicals — 4.7%

Albemarle Corp.	11,601	2,905,702

Ashland Global Holdings, Inc.	17,357	1,666,446

Celanese Corp.	16,600	2,681,066

CF Industries Holdings, Inc.	51,482	2,924,178

Chemours Co. (The)	56,563	1,584,895

Dow, Inc.	40,475	2,265,386

Eastman Chemical Co.	21,650	2,252,249

Element Solutions, Inc.	82,852	1,881,569

FMC Corp.	2,762	251,370

Huntsman Corp.	89,134	2,903,986

LyondellBasell Industries NV, Class A	24,398	2,264,622

Mosaic Co. (The)	65,508	2,723,168

NewMarket Corp.	3,237	1,100,612

Olin Corp.	56,305	3,208,259

Scotts Miracle-Gro Co. (The)	4,540	674,008

Westlake Chemical Corp.	24,105	2,346,381

		33,633,897

INVESTMENTS	SHARES	VALUE($)

Construction & Materials — 1.8%

AO Smith Corp.	34,161	2,496,144

Carrier Global Corp.	10,638	555,623

Eagle Materials, Inc.	5,369	796,545

Fortune Brands Home & Security, Inc.	13,570	1,375,998

Masco Corp.	33,358	2,186,617

Quanta Services, Inc.	27,533	3,339,202

Trane Technologies plc	11,742	2,124,480

		12,874,609

Consumer Services — 0.4%

eBay, Inc. (a)	36,764	2,820,534

H&R Block, Inc.	15,053	347,273

		3,167,807

Electricity — 7.3%

AES Corp. (The)	92,660	2,328,546

Alliant Energy Corp.	35,648	2,016,607

Avangrid, Inc. (a)	39,895	2,102,466

Brookfield Renewable Corp.	10,509	435,178

CMS Energy Corp.	33,666	2,031,743

Consolidated Edison, Inc.	28,927	2,181,096

Dominion Energy, Inc.	32,158	2,441,757

DTE Energy Co.	19,079	2,162,605

Entergy Corp.	18,129	1,867,650

Evergy, Inc. (a)	41,066	2,617,957

Eversource Energy	25,875	2,196,787

Exelon Corp.	57,546	3,060,872

FirstEnergy Corp.	29,596	1,140,334

Hawaiian Electric Industries, Inc.	35,823	1,452,981

IDACORP, Inc.	21,250	2,216,800

NextEra Energy, Inc.	34,015	2,902,500

NRG Energy, Inc.	61,519	2,453,993

OGE Energy Corp.	62,694	2,135,985

Pinnacle West Capital Corp.	28,525	1,839,577

PPL Corp.	77,130	2,221,344

Public Service Enterprise Group, Inc.	41,323	2,636,407

Southern Co. (The)	42,013	2,618,250

Vistra Corp.	125,083	2,450,376

Xcel Energy, Inc.	35,847	2,315,358

		51,827,169

Electronic & Electrical Equipment — 1.0%

AMETEK, Inc.	10,678	1,413,767

Emerson Electric Co.	9,972	967,384

Hubbell, Inc.	6,455	1,286,933

IDEX Corp.	5,178	1,152,468

Rockwell Automation, Inc.	7,306	2,333,536

		7,154,088

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	157

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Finance & Credit Services — 1.0%

Ally Financial, Inc.	50,212	2,397,121

FactSet Research Systems, Inc.	1,537	682,259

Moody’s Corp.	1,160	468,814

OneMain Holdings, Inc.	14,746	778,736

Santander Consumer USA Holdings, Inc.	67,248	2,804,242

		7,131,172

Food Producers — 6.2%

Archer-Daniels-Midland Co.	35,247	2,264,267

Bunge Ltd.	27,842	2,579,283

Campbell Soup Co. (a)	50,497	2,017,355

Conagra Brands, Inc. (a)	63,690	2,050,818

Corteva, Inc.	48,094	2,075,256

Darling Ingredients, Inc.*	28,299	2,391,831

Flowers Foods, Inc.	76,756	1,899,711

General Mills, Inc.	39,935	2,467,983

Hain Celestial Group, Inc. (The)* (a)	31,090	1,395,008

Herbalife Nutrition Ltd.*	30,244	1,403,322

Hershey Co. (The)	14,607	2,561,337

Hormel Foods Corp.	46,297	1,959,289

Ingredion, Inc.	17,285	1,646,051

JM Smucker Co. (The) (a)	17,050	2,094,763

Kellogg Co. (a)	33,410	2,048,033

Kraft Heinz Co. (The)	58,679	2,105,989

Lamb Weston Holdings, Inc.	29,025	1,638,461

McCormick & Co., Inc. (Non-Voting)	22,198	1,780,946

Mondelez International, Inc., Class A	41,198	2,502,366

Pilgrim’s Pride Corp.*	12,880	362,701

Post Holdings, Inc.*	10,689	1,084,720

Tyson Foods, Inc., Class A	33,677	2,693,150

US Foods Holding Corp.*	30,977	1,073,973

		44,096,613

Gas, Water & Multi-utilities — 3.2%

Ameren Corp.	30,281	2,552,385

American Water Works Co., Inc.	15,461	2,692,997

CenterPoint Energy, Inc.	94,768	2,467,759

Duke Energy Corp.	27,268	2,781,609

Essential Utilities, Inc.	31,396	1,477,810

National Fuel Gas Co. (a)	41,702	2,394,946

NiSource, Inc.	79,791	1,968,444

Sempra Energy	16,589	2,117,254

UGI Corp.	48,010	2,084,114

WEC Energy Group, Inc.	25,438	2,290,946

		22,828,264

INVESTMENTS	SHARES	VALUE($)

General Industrials — 2.7%

Carlisle Cos., Inc.	3,067	683,696

Eaton Corp. plc	16,787	2,765,826

Honeywell International, Inc.	6,127	1,339,485

Illinois Tool Works, Inc.	9,779	2,228,341

ITT, Inc.	23,667	2,226,355

Packaging Corp. of America	10,729	1,473,843

Parker-Hannifin Corp.	4,440	1,316,859

PPG Industries, Inc.	15,384	2,470,209

RPM International, Inc.	26,563	2,316,293

Sherwin-Williams Co. (The)	8,053	2,549,660

Sonoco Products Co.	1,147	66,469

		19,437,036

Health Care Providers — 2.3%

Anthem, Inc.	7,011	3,050,696

Chemed Corp.	2,178	1,050,340

Cigna Corp.	10,782	2,303,143

DaVita, Inc.*	18,533	1,913,347

HCA Healthcare, Inc.	11,169	2,797,388

Humana, Inc.	898	415,918

UnitedHealth Group, Inc.	7,026	3,235,262

Universal Health Services, Inc., Class B	14,507	1,800,319

		16,566,413

Household Goods & Home Construction — 1.1%

Leggett & Platt, Inc.	22,680	1,062,558

Lennar Corp., Class A	26,232	2,621,364

NVR, Inc.*	221	1,081,751

PulteGroup, Inc.	1,011	48,609

Toll Brothers, Inc.	6,698	403,018

Whirlpool Corp. (a)	11,443	2,412,528

		7,629,828

Industrial Engineering — 0.6%

Caterpillar, Inc.	6,284	1,281,999

Cummins, Inc.	10,036	2,407,034

Otis Worldwide Corp.	5,483	440,340

		4,129,373

Industrial Materials — 0.7%

Avery Dennison Corp.	12,459	2,712,573

International Paper Co.	46,701	2,319,639

Sylvamo Corp.*	4,245	119,539

		5,151,751

Industrial Metals & Mining — 2.6%

Alcoa Corp.	8,236	378,444

Fastenal Co.	48,974	2,795,436

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Metals & Mining — continued

Freeport-McMoRan, Inc.	64,906	2,448,254

Nucor Corp.	23,957	2,674,799

Reliance Steel & Aluminum Co.	16,132	2,357,853

Southern Copper Corp. (Peru)	34,164	2,049,499

Steel Dynamics, Inc.	41,638	2,751,439

Timken Co. (The)	14,174	1,005,645

United States Steel Corp. (a)	78,759	2,078,450

		18,539,819

Industrial Support Services — 2.5%

Accenture plc, Class A	8,534	3,061,914

Booz Allen Hamilton Holding Corp.	18,055	1,568,257

Capital One Financial Corp.	16,909	2,553,766

MSC Industrial Direct Co., Inc., Class A	10,932	919,053

Robert Half International, Inc.	24,744	2,797,804

Synchrony Financial	56,570	2,627,677

Western Union Co. (The) (a)	85,782	1,562,948

WW Grainger, Inc.	5,261	2,436,422

		17,527,841

Industrial Transportation — 1.0%

CSX Corp.	32,654	1,181,095

Norfolk Southern Corp.	6,239	1,828,339

PACCAR, Inc.	9,150	820,023

Ryder System, Inc.	7,416	629,989

Schneider National, Inc., Class B	10,829	270,075

Union Pacific Corp.	9,324	2,250,814

		6,980,335

Investment Banking & Brokerage Services — 2.1%

Ameriprise Financial, Inc.	3,715	1,122,413

BlackRock, Inc.	1,644	1,551,048

Broadridge Financial Solutions, Inc.	13,974	2,493,101

Jefferies Financial Group, Inc.	23,209	997,987

Morgan Stanley	27,282	2,804,044

Nasdaq, Inc.	4,608	967,081

Raymond James Financial, Inc.	7,863	775,213

State Street Corp.	28,945	2,852,530

Virtu Financial, Inc., Class A	66,909	1,664,696

		15,228,113

Leisure Goods — 1.1%

Activision Blizzard, Inc.	19,910	1,556,763

Electronic Arts, Inc.	8,336	1,169,124

Garmin Ltd.	16,135	2,316,986

Harley-Davidson, Inc.	5,323	194,236

Pool Corp.	1,955	1,007,138

Take-Two Interactive Software, Inc.*	8,627	1,561,487

		7,805,734

INVESTMENTS	SHARES	VALUE($)

Life Insurance — 0.6%

Aflac, Inc.	27,343	1,467,499

Globe Life, Inc.	14,142	1,258,921

MetLife, Inc.	9,925	623,290

Principal Financial Group, Inc.	9,971	668,954

Prudential Financial, Inc.	5,079	558,944

		4,577,608

Media — 0.3%

Interpublic Group of Cos., Inc. (The)	56,650	2,071,690

Nexstar Media Group, Inc., Class A	901	135,087

		2,206,777

Medical Equipment & Services — 5.7%

Abbott Laboratories	22,741	2,931,087

Becton Dickinson and Co.	6,776	1,623,462

Bio-Rad Laboratories, Inc., Class A*	3,346	2,658,999

Bio-Techne Corp.	5,635	2,950,768

Danaher Corp.	8,854	2,760,412

Hill-Rom Holdings, Inc.	19,298	2,989,260

IDEXX Laboratories, Inc.*	4,192	2,792,459

Laboratory Corp. of America Holdings*	9,280	2,663,546

Medtronic plc	21,432	2,568,839

PerkinElmer, Inc.	14,232	2,517,498

Quest Diagnostics, Inc.	17,326	2,543,110

Quidel Corp.* (a)	10,332	1,371,780

STERIS plc	9,225	2,156,251

Stryker Corp.	6,298	1,675,709

Thermo Fisher Scientific, Inc.	5,179	3,278,670

West Pharmaceutical Services, Inc.	6,237	2,681,162

		40,163,012

Mortgage Real Estate Investment Trusts — 0.3%

Starwood Property Trust, Inc.	77,090	1,963,482

Non-life Insurance — 2.4%

Allstate Corp. (The)	7,931	980,827

Aon plc, Class A	8,093	2,589,112

Assurant, Inc.	7,560	1,219,504

Chubb Ltd.	7,163	1,399,507

Fidelity National Financial, Inc.	39,140	1,875,197

Hanover Insurance Group, Inc. (The)	4,142	521,892

Hartford Financial Services Group, Inc. (The)	32,244	2,351,555

Marsh & McLennan Cos., Inc.	12,507	2,086,168

Progressive Corp. (The)	26,496	2,513,940

WR Berkley Corp.	15,815	1,258,874

		16,796,576

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	159

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Non-Renewable Energy — 5.2%

Antero Midstream Corp.	209,132	2,225,165

Baker Hughes Co.	89,511	2,244,936

Chevron Corp.	11,486	1,315,032

Continental Resources, Inc. (a)	29,246	1,427,497

Coterra Energy, Inc.	254,491	5,425,748

Devon Energy Corp.	95,167	3,814,293

DT Midstream, Inc.	9,407	451,160

EOG Resources, Inc.	30,498	2,819,845

EQT Corp.*	33,800	672,958

Halliburton Co.	113,130	2,827,119

HollyFrontier Corp.	14,824	501,051

Marathon Oil Corp.	234,895	3,833,486

Pioneer Natural Resources Co.	13,714	2,564,244

Targa Resources Corp.	49,303	2,695,395

Texas Pacific Land Corp.	857	1,091,535

Williams Cos., Inc. (The)	104,485	2,934,984

		36,844,448

Personal Care, Drug & Grocery Stores — 4.3%

Albertsons Cos., Inc., Class A (a)	69,376	2,147,187

AmerisourceBergen Corp.	18,321	2,235,528

Casey’s General Stores, Inc.	7,896	1,512,400

Church & Dwight Co., Inc.	23,697	2,070,170

Clorox Co. (The)	12,562	2,047,732

Colgate-Palmolive Co.	27,252	2,076,330

CVS Health Corp.	32,484	2,900,172

Kimberly-Clark Corp.	15,273	1,977,701

Kroger Co. (The)	59,097	2,365,062

McKesson Corp.	11,263	2,341,352

Procter & Gamble Co. (The)	20,451	2,924,288

Spectrum Brands Holdings, Inc.	13,762	1,290,188

Sysco Corp.	26,567	2,043,002

Walgreens Boots Alliance, Inc.	55,296	2,600,018

		30,531,130

Personal Goods — 0.8%

Carter’s, Inc.	3,460	340,879

Estee Lauder Cos., Inc. (The), Class A	8,312	2,695,831

NIKE, Inc., Class B	17,405	2,911,683

		5,948,393

Pharmaceuticals, Biotechnology & Marijuana Producers — 3.4%

AbbVie, Inc.	22,853	2,620,554

Amgen, Inc.	10,394	2,151,246

Bristol-Myers Squibb Co.	37,236	2,174,582

Eli Lilly & Co.	11,122	2,833,441

Johnson & Johnson	17,013	2,771,077

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued

Moderna, Inc.*	7,563	2,610,823

Pfizer, Inc.	63,088	2,759,469

United Therapeutics Corp.*	13,073	2,493,806

Vertex Pharmaceuticals, Inc.*	3,361	621,550

Zoetis, Inc.	13,866	2,997,829

		24,034,377

Precious Metals & Mining — 0.4%

Newmont Corp.	37,808	2,041,632

Royal Gold, Inc.	7,017	694,823

		2,736,455

Real Estate Investment & Services — 0.9%

CBRE Group, Inc., Class A*	25,106	2,613,033

CoStar Group, Inc.*	11,637	1,001,364

Jones Lang LaSalle, Inc.*	11,576	2,989,270

		6,603,667

Real Estate Investment Trusts — 7.3%

Alexandria Real Estate Equities, Inc.	6,344	1,295,064

American Homes 4 Rent, Class A	22,923	930,674

American Tower Corp.	6,343	1,788,536

Brixmor Property Group, Inc.	38,444	901,127

Camden Property Trust	1,402	228,666

CoreSite Realty Corp.	6,198	882,967

Crown Castle International Corp.	12,918	2,329,115

CubeSmart	18,543	1,020,050

Digital Realty Trust, Inc.	14,386	2,270,255

Duke Realty Corp.	27,628	1,553,799

Extra Space Storage, Inc.	13,799	2,723,509

First Industrial Realty Trust, Inc.	14,332	834,552

Gaming and Leisure Properties, Inc.	33,515	1,625,142

Healthpeak Properties, Inc.	61,199	2,173,176

Iron Mountain, Inc. (a)	46,772	2,134,674

Kimco Realty Corp.	95,820	2,165,532

Lamar Advertising Co., Class A	18,298	2,071,334

Life Storage, Inc.	16,082	2,151,932

Medical Properties Trust, Inc.	98,335	2,097,486

Omega Healthcare Investors, Inc.	25,368	744,804

Prologis, Inc.	20,559	2,980,233

Public Storage	8,217	2,729,523

Simon Property Group, Inc.	17,143	2,512,821

Spirit Realty Capital, Inc.	23,560	1,152,791

Ventas, Inc.	34,507	1,841,639

VICI Properties, Inc. (a)	78,425	2,301,774

Welltower, Inc.	28,189	2,266,396

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Real Estate Investment Trusts — continued

Weyerhaeuser Co.	56,218	2,008,107

WP Carey, Inc.	23,970	1,848,327

		51,564,005

Renewable Energy — 0.8%

Enphase Energy, Inc.*	13,952	3,231,702

First Solar, Inc.*	22,073	2,639,710

		5,871,412

Retailers — 3.1%

Best Buy Co., Inc.	22,037	2,693,803

Dick’s Sporting Goods, Inc.	20,763	2,578,972

Foot Locker, Inc.	29,888	1,424,761

Kohl’s Corp.	36,713	1,781,682

Lowe’s Cos., Inc.	13,979	3,268,570

Qurate Retail, Inc., Series A	104,581	1,091,825

Target Corp.	11,511	2,988,486

Tractor Supply Co.	14,482	3,145,056

Williams-Sonoma, Inc. (a)	15,053	2,795,794

		21,768,949

Software & Computer Services — 3.9%

Alphabet, Inc., Class A*	1,060	3,138,575

Cadence Design Systems, Inc.*	17,250	2,986,147

Cognizant Technology Solutions Corp., Class A	20,290	1,584,446

Dolby Laboratories, Inc., Class A	6,133	541,851

Gartner, Inc.*	4,096	1,359,503

InterActiveCorp.*	7,955	1,212,103

International Business Machines Corp.	10,822	1,353,832

Intuit, Inc.	5,034	3,151,234

Leidos Holdings, Inc.	422	42,192

Meta Platforms, Inc., Class A*	8,113	2,625,123

Microsoft Corp.	11,563	3,834,522

Nuance Communications, Inc.*	42,862	2,359,553

Oracle Corp.	28,155	2,701,191

Vimeo, Inc.*	12,520	422,300

		27,312,572

Technology Hardware & Equipment — 5.6%

Amphenol Corp., Class A	26,360	2,023,657

Analog Devices, Inc.	17,383	3,015,777

Apple, Inc.	23,295	3,489,591

Applied Materials, Inc.	19,864	2,714,415

Broadcom, Inc.	4,968	2,641,336

Cirrus Logic, Inc.*	631	50,991

HP, Inc.	63,167	1,915,855

Intel Corp.	37,008	1,813,392

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — continued

KLA Corp.	8,208	3,059,614

Lam Research Corp.	4,295	2,420,533

NetApp, Inc.	23,736	2,119,625

NVIDIA Corp.	13,273	3,393,508

Skyworks Solutions, Inc.	13,536	2,262,272

SYNNEX Corp.	10,144	1,065,120

Teradyne, Inc.	19,161	2,648,817

Texas Instruments, Inc.	13,714	2,571,101

Xerox Holdings Corp.	19,664	350,019

Xilinx, Inc.	14,036	2,526,480

		40,082,103

Telecommunications Equipment — 2.4%

Arista Networks, Inc.*	6,636	2,718,703

Ciena Corp.*	35,128	1,907,099

Cisco Systems, Inc.	48,831	2,733,071

CommScope Holding Co., Inc.*	106,003	1,135,292

Juniper Networks, Inc.	78,942	2,330,368

Lumentum Holdings, Inc.*	24,976	2,062,518

Motorola Solutions, Inc.	11,609	2,885,881

Ubiquiti, Inc. (a)	3,314	1,012,527

		16,785,459

Telecommunications Service Providers — 2.8%

Altice USA, Inc., Class A*	56,380	918,994

AT&T, Inc.	88,268	2,229,650

Cable One, Inc.	541	925,764

Charter Communications, Inc., Class A*	3,383	2,283,153

Comcast Corp., Class A	48,075	2,472,497

DISH Network Corp., Class A*	48,362	1,986,227

Lumen Technologies, Inc. (a)	196,144	2,326,268

Roku, Inc.*	6,013	1,833,364

T-Mobile US, Inc.*	19,163	2,204,320

Verizon Communications, Inc.	51,279	2,717,274

		19,897,511

Tobacco — 0.7%

Altria Group, Inc.	47,481	2,094,387

Philip Morris International, Inc.	27,246	2,575,837

		4,670,224

Travel & Leisure — 0.1%

Travel + Leisure Co.	10,232	556,007

Waste & Disposal Services — 1.1%

Clean Harbors, Inc.*	11,236	1,264,499

Republic Services, Inc.	22,797	3,068,476

Stericycle, Inc.*	10,919	730,700

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	161

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Waste & Disposal Services — continued

Waste Management, Inc.	18,220	2,919,391

		7,983,066

Total Common Stocks (Cost $541,459,114)		705,861,370

Short-Term Investments — 3.5%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $1,191,071)	1,191,071	1,191,071

Investment of Cash Collateral from Securities Loaned — 3.3%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	20,205,079	20,205,079

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b) (c)	3,486,227	3,486,227

Total Investment of Cash Collateral from Securities Loaned (Cost $23,691,306)		23,691,306

Total Short-Term Investments (Cost $24,882,377)		24,882,377

Total Investments — 102.9% (Cost $566,341,491)		730,743,747

Liabilities in Excess of Other Assets — (2.9%)		(20,731,173)

NET ASSETS — 100.0%		710,012,574

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $23,441,694.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

S&P 500 E-Mini Index	17	12/2021	USD	3,909,788	45,140

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%

Automobiles & Parts — 0.5%

BorgWarner, Inc.	8,208	369,935

Gentex Corp.	24,064	851,625

		1,221,560

Banks — 2.2%

Bank of Hawaii Corp.	2,136	180,492

Citizens Financial Group, Inc.	5,146	243,817

Comerica, Inc.	2,627	223,531

Commerce Bancshares, Inc.	603	42,518

Discover Financial Services	4,462	505,634

Fifth Third Bancorp	9,387	408,616

First Horizon Corp.	9,099	154,410

First Republic Bank	2,724	589,283

FNB Corp.	10,401	121,172

Huntington Bancshares, Inc.	51,292	807,336

KeyCorp	11,396	265,185

M&T Bank Corp.	1,652	243,042

People’s United Financial, Inc.	13,658	234,098

Popular, Inc. (Puerto Rico)	7,209	587,101

Prosperity Bancshares, Inc.	1,818	136,914

Regions Financial Corp.	14,137	334,764

Zions Bancorp NA	3,618	227,898

		5,305,811

Beverages — 0.6%

Brown-Forman Corp., Class B	10,180	691,120

Molson Coors Beverage Co., Class B	15,034	662,849

		1,353,969

Chemicals — 5.3%

Albemarle Corp.	4,041	1,012,149

Ashland Global Holdings, Inc.	7,959	764,144

Celanese Corp.	5,967	963,730

CF Industries Holdings, Inc.	17,618	1,000,702

Chemours Co. (The)	25,888	725,382

Eastman Chemical Co.	7,921	824,022

Element Solutions, Inc.	39,656	900,588

FMC Corp.	6,001	546,151

Huntsman Corp.	30,787	1,003,040

LyondellBasell Industries NV, Class A	8,483	787,392

Mosaic Co. (The)	19,548	812,610

NewMarket Corp.	1,306	444,053

Olin Corp.	19,272	1,098,119

Scotts Miracle-Gro Co. (The)	513	76,160

Valvoline, Inc.	26,503	900,042

Westlake Chemical Corp.	9,198	895,333

		12,753,617

INVESTMENTS	SHARES	VALUE($)

Construction & Materials — 2.2%

AO Smith Corp.	10,575	772,715

Eagle Materials, Inc.	1,745	258,888

Fortune Brands Home & Security, Inc.	8,427	854,498

Lennox International, Inc.	1,453	434,854

Masco Corp.	11,388	746,483

Owens Corning	3,536	330,298

Quanta Services, Inc.	7,940	962,963

Trane Technologies plc	4,857	878,777

		5,239,476

Consumer Services — 0.6%

Frontdoor, Inc.*	7,538	281,017

H&R Block, Inc.	9,450	218,012

IAA, Inc.*	6,373	380,149

Service Corp. International	7,562	517,921

		1,397,099

Electricity — 6.1%

AES Corp. (The)	33,055	830,672

Alliant Energy Corp.	12,825	725,510

Avangrid, Inc.	13,687	721,305

Brookfield Renewable Corp.	5,350	221,543

CMS Energy Corp.	11,573	698,431

Consolidated Edison, Inc.	10,693	806,252

DTE Energy Co.	7,865	891,498

Entergy Corp.	6,805	701,051

Evergy, Inc.	13,915	887,081

Eversource Energy	9,498	806,380

FirstEnergy Corp.	24,348	938,128

Hawaiian Electric Industries, Inc.	16,010	649,366

IDACORP, Inc.	7,986	833,100

NRG Energy, Inc.	20,817	830,390

OGE Energy Corp.	21,794	742,522

Pinnacle West Capital Corp.	9,766	629,809

PPL Corp.	30,904	890,035

Public Service Enterprise Group, Inc.	14,802	944,368

Vistra Corp.	42,752	837,512

		14,584,953

Electronic & Electrical Equipment — 2.1%

AMETEK, Inc.	6,260	828,824

Hubbell, Inc.	3,416	681,048

IDEX Corp.	3,741	832,634

Keysight Technologies, Inc.*	5,345	962,207

Pentair plc	4,165	308,085

Regal Rexnord Corp.	3,611	550,064

Rockwell Automation, Inc.	2,631	840,341

		5,003,203

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	163

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Finance & Credit Services — 1.0%

Ally Financial, Inc.	7,684	366,834

Morningstar, Inc.	1,621	513,452

OneMain Holdings, Inc.	12,506	660,442

Santander Consumer USA Holdings, Inc.	20,551	856,976

		2,397,704

Food Producers — 6.1%

Archer-Daniels-Midland Co.	12,726	817,518

Bunge Ltd.	9,430	873,595

Campbell Soup Co.	17,088	682,666

Conagra Brands, Inc.	22,533	725,563

Corteva, Inc.	21,524	928,761

Darling Ingredients, Inc.*	10,307	871,148

Flowers Foods, Inc.	29,816	737,946

Hain Celestial Group, Inc. (The)*	19,006	852,799

Herbalife Nutrition Ltd.*	13,868	643,475

Hershey Co. (The)	5,335	935,492

Hormel Foods Corp.	15,689	663,959

Ingredion, Inc.	8,105	771,839

JM Smucker Co. (The)	6,916	849,700

Kellogg Co.	11,494	704,582

Lamb Weston Holdings, Inc.	10,950	618,128

McCormick & Co., Inc. (Non-Voting)	8,093	649,301

Pilgrim’s Pride Corp.*	11,513	324,206

Post Holdings, Inc.*	5,341	542,005

Tyson Foods, Inc., Class A	12,053	963,878

US Foods Holding Corp.*	15,411	534,299

		14,690,860

Gas, Water & Multi-utilities — 2.8%

Ameren Corp.	10,665	898,953

American Water Works Co., Inc.	5,261	916,361

CenterPoint Energy, Inc.	33,536	873,278

Essential Utilities, Inc.	14,912	701,908

National Fuel Gas Co.	15,707	902,053

NiSource, Inc.	27,620	681,385

UGI Corp.	20,437	887,170

WEC Energy Group, Inc.	9,200	828,552

		6,689,660

General Industrials — 2.0%

AptarGroup, Inc.	3,371	407,149

Carlisle Cos., Inc.	895	199,513

ITT, Inc.	2,659	250,132

Packaging Corp. of America	4,775	655,942

Parker-Hannifin Corp.	2,101	623,136

PPG Industries, Inc.	5,399	866,918

INVESTMENTS	SHARES	VALUE($)

General Industrials — continued

RPM International, Inc.	9,141	797,095

Silgan Holdings, Inc.	7,935	318,987

Sonoco Products Co.	6,634	384,440

WestRock Co.	3,831	184,271

		4,687,583

Health Care Providers — 3.0%

Acadia Healthcare Co., Inc.*	8,991	557,442

Amedisys, Inc.*	2,689	455,355

Cerner Corp.	7,700	572,033

Chemed Corp.	1,436	692,511

DaVita, Inc.*	7,074	730,320

Encompass Health Corp.	8,923	567,146

IQVIA Holdings, Inc.*	3,716	971,437

Molina Healthcare, Inc.*	3,585	1,060,156

Universal Health Services, Inc., Class B	5,112	634,399

Veeva Systems, Inc., Class A*	2,940	932,009

		7,172,808

Household Goods & Home Construction — 1.3%

Leggett & Platt, Inc.	8,507	398,553

Lennar Corp., Class A	8,917	891,076

NVR, Inc.*	21	102,791

Toll Brothers, Inc.	14,281	859,288

Whirlpool Corp.	3,961	835,097

		3,086,805

Industrial Engineering — 1.6%

Cummins, Inc.	3,710	889,806

Graco, Inc.	11,273	847,504

Lincoln Electric Holdings, Inc.	3,578	509,507

Nordson Corp.	550	139,816

Snap-on, Inc.	3,686	749,106

Toro Co. (The)	8,433	805,099

		3,940,838

Industrial Materials — 0.7%

Avery Dennison Corp.	4,228	920,520

International Paper Co.	15,750	782,303

Sylvamo Corp.*	1,431	40,297

		1,743,120

Industrial Metals & Mining — 2.6%

Alcoa Corp.	17,674	812,120

Cleveland-Cliffs, Inc.* (a)	15,892	383,156

Fastenal Co.	17,168	979,950

Nucor Corp.	8,155	910,506

Reliance Steel & Aluminum Co.	5,570	814,111

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Industrial Metals & Mining — continued

Steel Dynamics, Inc.	14,088	930,935

Timken Co. (The)	7,904	560,789

United States Steel Corp.	35,380	933,678

		6,325,245

Industrial Support Services — 1.5%

ADT, Inc.	8,989	75,058

Booz Allen Hamilton Holding Corp.	2,523	219,148

MSC Industrial Direct Co., Inc., Class A	6,030	506,942

Paychex, Inc.	5,018	618,619

Robert Half International, Inc.	5,039	569,760

Synchrony Financial	14,396	668,694

Western Union Co. (The)	8,328	151,736

WW Grainger, Inc.	1,720	796,549

		3,606,506

Industrial Transportation — 1.7%

Allison Transmission Holdings, Inc.	6,039	201,461

Expeditors International of Washington, Inc.	4,960	611,370

Kansas City Southern	2,414	748,944

Landstar System, Inc.	4,377	769,520

Old Dominion Freight Line, Inc.	2,689	917,890

PACCAR, Inc.	4,744	425,157

Ryder System, Inc.	3,736	317,373

Schneider National, Inc., Class B	5,651	140,936

		4,132,651

Investment Banking & Brokerage Services — 3.0%

Ameriprise Financial, Inc.	2,077	627,524

Broadridge Financial Solutions, Inc.	5,473	976,438

Invesco Ltd.	32,762	832,482

Jefferies Financial Group, Inc.	25,683	1,104,369

LPL Financial Holdings, Inc.	3,226	529,129

Nasdaq, Inc.	2,660	558,254

Raymond James Financial, Inc.	4,171	411,219

State Street Corp.	10,319	1,016,937

T. Rowe Price Group, Inc.	2,990	648,471

Virtu Financial, Inc., Class A	20,945	521,112

		7,225,935

Leisure Goods — 1.3%

Garmin Ltd.	5,481	787,072

Harley-Davidson, Inc.	1,398	51,013

Polaris, Inc.	3,012	346,229

Pool Corp.	1,928	993,228

Take-Two Interactive Software, Inc.*	4,591	830,971

		3,008,513

INVESTMENTS	SHARES	VALUE($)

Life Insurance — 0.3%

Globe Life, Inc.	3,081	274,270

Lincoln National Corp.	2,471	178,283

Principal Financial Group, Inc.	4,990	334,779

		787,332

Media — 0.8%

Discovery, Inc., Class A* (a)	15,857	371,688

Interpublic Group of Cos., Inc. (The)	25,877	946,322

Liberty Media Corp.-Liberty SiriusXM, Class A*	7,437	370,214

Nexstar Media Group, Inc., Class A	1,302	195,209

		1,883,433

Medical Equipment & Services — 7.0%

Agilent Technologies, Inc.	5,385	848,084

Bio-Rad Laboratories, Inc., Class A*	1,200	953,616

Bio-Techne Corp.	1,910	1,000,172

Bruker Corp.	10,093	810,468

Cooper Cos., Inc. (The)	159	66,290

Dentsply Sirona, Inc.	13,326	762,381

Envista Holdings Corp.*	21,340	834,394

Globus Medical, Inc., Class A*	8,735	674,080

Henry Schein, Inc.*	2,768	211,337

Hill-Rom Holdings, Inc.	6,603	1,022,805

Hologic, Inc.*	11,904	872,682

IDEXX Laboratories, Inc.*	1,437	957,243

Integra LifeSciences Holdings Corp.*	3,136	208,419

Laboratory Corp. of America Holdings*	3,155	905,548

Masimo Corp.*	2,578	730,966

PerkinElmer, Inc.	5,162	913,106

QIAGEN NV*	11,586	646,035

Quest Diagnostics, Inc.	5,918	868,644

Quidel Corp.*	3,478	461,774

ResMed, Inc.	3,312	870,758

STERIS plc	4,161	972,592

Teleflex, Inc.	493	175,971

West Pharmaceutical Services, Inc.	2,123	912,635

		16,680,000

Mortgage Real Estate Investment Trusts — 0.6%

Annaly Capital Management, Inc.	28,307	239,477

New Residential Investment Corp.	38,360	435,770

Starwood Property Trust, Inc.	31,488	801,999

		1,477,246

Non-life Insurance — 2.7%

American Financial Group, Inc.	4,333	589,461

Arch Capital Group Ltd.*	1,964	82,135

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	165

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Non-life Insurance — continued

Arthur J Gallagher & Co.	6,599	1,106,454

Assurant, Inc.	3,126	504,255

Assured Guaranty Ltd.	4,191	232,936

Axis Capital Holdings Ltd.	3,017	157,095

Brown & Brown, Inc.	12,799	807,745

CNA Financial Corp.	100	4,486

Everest Re Group Ltd.	1,156	302,294

Fidelity National Financial, Inc.	6,557	314,146

First American Financial Corp.	3,328	243,410

Hanover Insurance Group, Inc. (The)	1,723	217,098

Hartford Financial Services Group, Inc. (The)	12,120	883,912

Mercury General Corp.	1,337	72,853

Old Republic International Corp.	24,468	632,008

Reinsurance Group of America, Inc.	2,109	249,031

WR Berkley Corp.	1,775	141,290

		6,540,609

Non-Renewable Energy — 6.0%

Antero Midstream Corp.	98,575	1,048,838

Baker Hughes Co.	30,632	768,251

Continental Resources, Inc. (a)	22,194	1,083,289

Coterra Energy, Inc.	104,896	2,236,383

Devon Energy Corp.	32,568	1,305,326

Diamondback Energy, Inc.	7,042	754,832

DT Midstream, Inc.	3,407	163,400

Halliburton Co.	40,677	1,016,518

HollyFrontier Corp.	12,955	437,879

Marathon Oil Corp.	81,298	1,326,783

Marathon Petroleum Corp.	5,372	354,176

Pioneer Natural Resources Co.	6,288	1,175,730

Targa Resources Corp.	21,549	1,178,084

Texas Pacific Land Corp.	426	542,583

Williams Cos., Inc. (The)	36,480	1,024,723

		14,416,795

Personal Care, Drug & Grocery Stores — 2.7%

Albertsons Cos., Inc., Class A (a)	31,173	964,804

AmerisourceBergen Corp.	6,572	801,916

Casey’s General Stores, Inc.	3,484	667,326

Church & Dwight Co., Inc.	9,517	831,405

Clorox Co. (The)	4,321	704,366

Kroger Co. (The)	20,854	834,577

McKesson Corp.	4,190	871,017

Reynolds Consumer Products, Inc.	8,191	220,993

Spectrum Brands Holdings, Inc.	6,905	647,344

		6,543,748

INVESTMENTS	SHARES	VALUE($)

Personal Goods — 0.4%

Carter’s, Inc.	1,769	174,282

Tapestry, Inc.	17,713	690,453

		864,735

Pharmaceuticals, Biotechnology & Marijuana Producers — 1.8%

Cardinal Health, Inc.	10,027	479,391

Charles River Laboratories International, Inc.*	2,150	964,662

Horizon Therapeutics plc*	8,942	1,072,235

Jazz Pharmaceuticals plc*	4,223	561,828

Royalty Pharma plc, Class A	8,656	342,172

Sage Therapeutics, Inc.*	3,620	146,103

United Therapeutics Corp.*	4,421	843,350

		4,409,741

Precious Metals & Mining — 0.2%

Royal Gold, Inc.	5,672	561,641

Real Estate Investment & Services — 0.8%

CBRE Group, Inc., Class A*	9,828	1,022,898

Jones Lang LaSalle, Inc.*	3,904	1,008,130

		2,031,028

Real Estate Investment Trusts — 8.5%

Alexandria Real Estate Equities, Inc.	2,132	435,226

American Campus Communities, Inc.	1,439	77,303

American Homes 4 Rent, Class A	11,802	479,161

Brixmor Property Group, Inc.	29,132	682,854

Camden Property Trust	2,387	389,320

CoreSite Realty Corp.	4,710	670,987

CubeSmart	16,059	883,406

Duke Realty Corp.	16,900	950,456

Extra Space Storage, Inc.	5,113	1,009,153

First Industrial Realty Trust, Inc.	7,133	415,355

Gaming and Leisure Properties, Inc.	14,589	707,421

Healthpeak Properties, Inc.	22,720	806,787

Highwoods Properties, Inc.	6,959	312,042

Iron Mountain, Inc.	19,820	904,585

Kimco Realty Corp.	40,545	916,317

Lamar Advertising Co., Class A	8,314	941,145

Life Storage, Inc.	7,060	944,699

Medical Properties Trust, Inc.	34,343	732,536

Mid-America Apartment Communities, Inc.	4,943	1,009,410

National Retail Properties, Inc.	3,204	145,333

Omega Healthcare Investors, Inc.	16,626	488,139

Park Hotels & Resorts, Inc.*	29,169	540,502

Rayonier, Inc.	9,931	370,724

Simon Property Group, Inc.	7,039	1,031,777

SL Green Realty Corp.	5,692	398,838

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Real Estate Investment Trusts — continued

Spirit Realty Capital, Inc.	9,164	448,394

Ventas, Inc.	12,869	686,818

VICI Properties, Inc.	23,368	685,851

Welltower, Inc.	10,416	837,446

Weyerhaeuser Co.	20,714	739,904

WP Carey, Inc.	8,352	644,023

		20,285,912

Renewable Energy — 0.8%

Enphase Energy, Inc.*	4,998	1,157,686

First Solar, Inc.*	5,825	696,612

		1,854,298

Retailers — 2.9%

AutoNation, Inc.*	8,790	1,064,645

Bath & Body Works, Inc.	2,085	144,053

Best Buy Co., Inc.	7,788	952,005

Dick’s Sporting Goods, Inc.	7,016	871,457

Foot Locker, Inc.	11,049	526,706

Gap, Inc. (The)	5,983	135,754

Kohl’s Corp.	12,994	630,599

Penske Automotive Group, Inc.	5,192	550,611

Tractor Supply Co.	4,977	1,080,855

Williams-Sonoma, Inc.	5,094	946,109

		6,902,794

Software & Computer Services — 5.3%

Amdocs Ltd.	11,096	863,713

ANSYS, Inc.*	2,436	924,657

Cadence Design Systems, Inc.*	5,893	1,020,137

Citrix Systems, Inc.	5,050	478,386

Dolby Laboratories, Inc., Class A	7,177	634,088

EPAM Systems, Inc.*	1,516	1,020,632

Fortinet, Inc.*	3,054	1,027,182

Gartner, Inc.*	1,688	560,264

InterActiveCorp.*	2,757	420,084

Leidos Holdings, Inc.	6,620	661,868

Manhattan Associates, Inc.*	5,827	1,057,834

Nuance Communications, Inc.*	17,509	963,870

Paycom Software, Inc.*	326	178,599

SS&C Technologies Holdings, Inc.	11,851	941,799

Synopsys, Inc.*	2,906	968,221

Tyler Technologies, Inc.*	1,472	799,620

Vimeo, Inc.*	4,357	146,962

		12,667,916

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — 5.3%

Amphenol Corp., Class A	12,577	965,536

CDW Corp.	4,768	889,947

Cirrus Logic, Inc.*	6,409	517,911

Corning, Inc.	16,862	599,782

Entegris, Inc.	8,023	1,129,478

HP, Inc.	16,194	491,164

Marvell Technology, Inc.	15,964	1,093,534

Microchip Technology, Inc.	6,756	500,552

Monolithic Power Systems, Inc.	1,928	1,013,087

National Instruments Corp.	1,408	59,798

NetApp, Inc.	8,070	720,651

ON Semiconductor Corp.*	7,749	372,495

Qorvo, Inc.*	5,057	850,739

Skyworks Solutions, Inc.	4,771	797,377

SYNNEX Corp.	5,505	578,025

Teradyne, Inc.	6,872	949,985

Xilinx, Inc.	6,057	1,090,260

		12,620,321

Telecommunications Equipment — 2.3%

Arista Networks, Inc.*	2,561	1,049,216

Ciena Corp.*	13,292	721,623

CommScope Holding Co., Inc.*	34,354	367,931

Juniper Networks, Inc.	32,658	964,064

Lumentum Holdings, Inc.*	9,125	753,543

Motorola Solutions, Inc.	3,937	978,699

Ubiquiti, Inc.	2,304	703,941

		5,539,017

Telecommunications Service Providers — 1.4%

Cable One, Inc.	388	663,949

DISH Network Corp., Class A*	21,712	891,712

Liberty Broadband Corp., Class C*	2,106	342,120

Lumen Technologies, Inc. (a)	76,944	912,556

Roku, Inc.*	2,126	648,217

		3,458,554

Travel & Leisure — 0.6%

Choice Hotels International, Inc.	1,886	265,209

Copa Holdings SA, Class A (Panama)* (a)	4,096	302,940

Travel + Leisure Co.	3,516	191,060

Wendy’s Co. (The)	1,014	22,612

Yum China Holdings, Inc. (China)	10,724	612,126

		1,393,947

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	167

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Waste & Disposal Services — 0.9%

Clean Harbors, Inc.*	6,537	735,674

Republic Services, Inc.	7,624	1,026,191

Stericycle, Inc.*	5,611	375,488

		2,137,353

Total Common Stocks (Cost $183,688,496)		238,624,336

Short-Term Investments — 1.8%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $356,647)	356,647	356,647

Investment of Cash Collateral from Securities Loaned — 1.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	200,580	200,580

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	3,674,212	3,674,212

Total Investment of Cash Collateral from Securities Loaned (Cost $3,874,812)		3,874,792

Total Short-term Investments (Cost $4,231,459)		4,231,439

Total Investments — 101.3% (Cost $187,919,955)		242,855,775
Liabilities in Excess of Other Assets — (1.3%)		(3,047,063)

NET ASSETS — 100.0%		239,808,712

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $3,726,508.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of October 31, 2021:
Description	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

S&P Midcap 400 E-Mini Index	4	12/2021	USD	1,116,360	(1,497)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 0.1%

Moog, Inc., Class A	836	63,143

National Presto Industries, Inc.	1,130	93,960

		157,103

Automobiles & Parts — 0.4%

Dorman Products, Inc.*	3,095	323,056

Gentherm, Inc.*	5,860	431,472

		754,528

Banks — 5.2%

1st Source Corp.	1,088	52,529

Ameris Bancorp	6,261	328,014

Atlantic Union Bankshares Corp.	4,006	143,695

Axos Financial, Inc.*	3,870	205,110

BancFirst Corp.	728	47,327

Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,555	235,325

Banner Corp.	2,310	133,426

Brookline Bancorp, Inc.	5,811	93,267

Cadence Bank	9,247	268,345

Capital City Bank Group, Inc.	458	12,306

Capitol Federal Financial, Inc.	1,902	23,071

Cathay General Bancorp	6,581	277,652

Columbia Banking System, Inc.	3,917	133,687

Community Bank System, Inc. (a)	1,303	93,386

Community Trust Bancorp, Inc. (a)	1,640	71,635

First BanCorp (Puerto Rico)	10,182	138,984

First Busey Corp.	1,317	33,570

First Financial Bancorp	3,941	93,717

First Financial Bankshares, Inc.	8,936	453,234

First Financial Corp.	658	28,195

First Interstate BancSystem, Inc., Class A	2,921	121,426

First Merchants Corp.	1,882	78,254

First Midwest Bancorp, Inc.	4,637	89,262

Flagstar Bancorp, Inc.	6,260	295,409

Fulton Financial Corp.	8,180	131,698

Glacier Bancorp, Inc.	3,894	215,299

Hancock Whitney Corp.	3,622	179,217

Hilltop Holdings, Inc.	13,882	491,978

Home BancShares, Inc.	7,145	169,765

Hope Bancorp, Inc.	15,076	219,959

Independent Bank Group, Inc.	2,845	205,665

Investors Bancorp, Inc.	28,699	439,095

Lakeland Financial Corp.	1,487	106,871

NBT Bancorp, Inc.	1,859	68,207

OceanFirst Financial Corp.	8,172	181,173

OFG Bancorp (Puerto Rico)	5,090	131,831

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Old National Bancorp	21,064	359,773

Renasant Corp.	5,096	190,641

Republic Bancorp, Inc., Class A	1,288	69,578

Sandy Spring Bancorp, Inc.	1,606	76,221

Simmons First National Corp., Class A	9,531	284,882

TrustCo Bank Corp.	1,411	47,353

Trustmark Corp.	8,607	273,789

UMB Financial Corp.	3,842	379,666

United Bankshares, Inc. (a)	11,140	412,069

United Community Banks, Inc.	5,601	195,139

Valley National Bancorp	34,109	452,285

Washington Federal, Inc.	5,103	180,442

WesBanco, Inc.	4,896	170,234

Westamerica BanCorp	1,123	62,619

		9,146,275

Beverages — 1.2%

Celsius Holdings, Inc.*	6,132	591,861

Coca-Cola Consolidated, Inc.	1,134	455,187

MGP Ingredients, Inc. (a)	3,318	213,049

National Beverage Corp. (a)	7,462	420,857

Primo Water Corp.	21,776	346,238

		2,027,192

Chemicals — 3.6%

AdvanSix, Inc.*	5,583	271,334

American Vanguard Corp.	7,701	119,982

Avient Corp.	10,107	544,565

Balchem Corp.	3,722	569,801

Cabot Corp.	2,758	147,139

GCP Applied Technologies, Inc.*	10,137	229,198

Ingevity Corp.*	4,995	389,160

Innospec, Inc.	4,249	385,002

Kraton Corp.*	12,277	560,445

Orion Engineered Carbons SA (Germany)*	17,805	334,734

Quaker Chemical Corp.	1,596	392,361

Rayonier Advanced Materials, Inc.* (a)	34,614	248,528

Sensient Technologies Corp.	5,954	569,202

Stepan Co.	3,376	405,187

Trinseo plc	9,959	558,302

Tronox Holdings plc, Class A	24,474	570,734

		6,295,674

Construction & Materials — 2.2%

American Woodmark Corp.*	1,143	78,570

Comfort Systems USA, Inc.	4,693	429,269

EMCOR Group, Inc.	3,320	403,347

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	169

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Construction & Materials — continued

Exponent, Inc.	2,804	321,899

Gibraltar Industries, Inc.*	1,433	93,374

GMS, Inc.*	3,803	188,362

Great Lakes Dredge & Dock Corp.*	3,182	48,430

Griffon Corp.	3,112	82,437

Installed Building Products, Inc.	2,035	258,547

JELD-WEN Holding, Inc.*	4,755	130,334

Masonite International Corp.*	2,013	241,580

Mueller Water Products, Inc., Class A	12,426	203,911

Patrick Industries, Inc.	2,447	190,646

Quanex Building Products Corp. (a)	4,208	87,190

Simpson Manufacturing Co., Inc.	3,671	389,456

Tetra Tech, Inc.	3,730	655,212

		3,802,564

Consumer Services — 0.5%

American Public Education, Inc.*	1,472	36,785

Carriage Services, Inc.	1,440	74,088

Laureate Education, Inc., Class A*	14,055	243,433

Perdoceo Education Corp.* (a)	9,748	103,524

Rent-A-Center, Inc.	8,358	445,147

		902,977

Electricity — 1.6%

ALLETE, Inc.	5,398	332,193

Clearway Energy, Inc., Class C	15,203	539,402

MGE Energy, Inc.	3,924	297,792

NorthWestern Corp.	7,862	447,033

Ormat Technologies, Inc. (a)	1,969	142,418

PNM Resources, Inc.	9,709	483,023

Portland General Electric Co.	8,099	399,362

Via Renewables, Inc. (a)	13,012	145,084

		2,786,307

Electronic & Electrical Equipment — 1.3%

Atkore, Inc.*	4,941	467,073

AZZ, Inc.	3,336	177,242

Badger Meter, Inc.	3,931	401,945

Brady Corp., Class A	3,510	182,836

Encore Wire Corp.	2,656	356,063

EnerSys	2,650	212,106

Watts Water Technologies, Inc., Class A	2,673	507,923

		2,305,188

Finance & Credit Services — 1.4%

Encore Capital Group, Inc.*	800	43,216

Enova International, Inc.*	5,601	181,696

INVESTMENTS	SHARES	VALUE($)

Finance & Credit Services — continued

Mr. Cooper Group, Inc.*	13,478	590,876

Navient Corp.	20,818	410,115

PennyMac Financial Services, Inc.	7,603	471,842

Radian Group, Inc.	18,319	437,275

Walker & Dunlop, Inc.	2,462	320,232

		2,455,252

Food Producers — 3.2%

Andersons, Inc. (The)	6,373	217,064

B&G Foods, Inc. (a)	12,030	354,163

Cal-Maine Foods, Inc.	5,377	193,895

Fresh Del Monte Produce, Inc.	11,693	391,599

GrowGeneration Corp.* (a)	10,905	229,877

Hostess Brands, Inc.* (a)	25,060	473,885

J&J Snack Foods Corp.	2,266	334,348

John B Sanfilippo & Son, Inc.	3,069	259,331

Lancaster Colony Corp.	2,314	393,380

Medifast, Inc.	1,634	320,705

Nature’s Sunshine Products, Inc.	2,317	36,585

Sanderson Farms, Inc.	2,632	498,632

Simply Good Foods Co. (The)*	10,594	420,052

Tattooed Chef, Inc.* (a)	13,451	241,714

Tootsie Roll Industries, Inc. (a)	11,109	351,600

TreeHouse Foods, Inc.* (a)	9,327	337,078

USANA Health Sciences, Inc.* (a)	4,098	397,752

Utz Brands, Inc.	6,695	104,375

Vital Farms, Inc.* (a)	4,090	67,158

		5,623,193

Gas, Water & Multi-utilities — 3.2%

American States Water Co.	5,124	465,464

Avista Corp.	9,400	374,214

Black Hills Corp.	6,715	445,742

Brookfield Infrastructure Corp., Class A (Canada)	6,133	371,905

California Water Service Group	6,425	391,154

Chesapeake Utilities Corp.	2,830	370,928

Evoqua Water Technologies Corp.*	13,560	567,215

Middlesex Water Co. (a)	2,836	312,300

New Jersey Resources Corp.	10,081	381,163

Northwest Natural Holding Co.	4,799	216,387

ONE Gas, Inc.	3,935	264,825

SJW Group	3,797	250,298

South Jersey Industries, Inc. (a)	14,938	339,989

Southwest Gas Holdings, Inc.	6,444	446,247

Spire, Inc.	5,872	368,527

		5,566,358

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Industrials — 1.1%

Apogee Enterprises, Inc.	3,771	158,118

Barnes Group, Inc.	1,620	67,943

CSW Industrials, Inc.	1,180	163,572

Ferro Corp.*	3,721	78,215

Greif, Inc., Class A	2,934	189,771

HB Fuller Co.	7,821	551,459

Kronos Worldwide, Inc.	12,891	167,970

Myers Industries, Inc.	3,250	66,885

Otter Tail Corp.	4,193	260,008

Standex International Corp.	1,194	132,856

TriMas Corp.*	998	33,283

		1,870,080

Health Care Providers — 3.3%

Addus HomeCare Corp.*	1,816	169,796

Brookdale Senior Living, Inc.*	3,281	21,326

Community Health Systems, Inc.*	23,201	303,933

Computer Programs and Systems, Inc.* (a)	3,580	129,238

CorVel Corp.*	1,527	279,777

Ensign Group, Inc. (The)	6,256	488,031

Healthcare Services Group, Inc.	5,532	106,159

Inovalon Holdings, Inc., Class A*	11,099	452,728

LHC Group, Inc.*	2,301	309,692

Magellan Health, Inc.*	4,417	418,864

ModivCare, Inc.*	2,622	426,783

NextGen Healthcare, Inc.*	6,569	108,126

Omnicell, Inc.*	3,435	611,945

Option Care Health, Inc.*	5,676	155,125

Pennant Group, Inc. (The)*	4,829	123,478

RadNet, Inc.*	4,377	136,081

Select Medical Holdings Corp.	13,745	456,609

Surgery Partners, Inc.* (a)	9,160	376,842

Tenet Healthcare Corp.*	5,127	367,401

Tivity Health, Inc.* (a)	11,619	290,707

US Physical Therapy, Inc. (a)	1,324	142,807

		5,875,448

Household Goods & Home Construction — 1.7%

Beazer Homes USA, Inc.*	3,734	67,623

Central Garden & Pet Co., Class A*	5,409	249,896

CompX International, Inc.	1,239	26,762

Ethan Allen Interiors, Inc. (a)	14,495	336,429

Hamilton Beach Brands Holding Co., Class A	2,187	32,805

Herman Miller, Inc.	7,401	288,047

HNI Corp.	6,825	255,255

Interface, Inc.	20,613	296,003

INVESTMENTS	SHARES	VALUE($)

Household Goods & Home Construction — continued

La-Z-Boy, Inc.	11,734	390,038

LGI Homes, Inc.*	750	111,975

M/I Homes, Inc.*	5,182	296,721

MDC Holdings, Inc.	2,687	131,609

Sleep Number Corp.*	705	62,280

Steelcase, Inc., Class A	12,268	145,989

Taylor Morrison Home Corp.*	4,999	152,620

Tri Pointe Homes, Inc.*	4,838	117,031

		2,961,083

Industrial Engineering — 1.6%

Albany International Corp., Class A (a)	1,951	157,348

Astec Industries, Inc.	5,497	293,430

Chart Industries, Inc.*	2,834	503,092

Columbus McKinnon Corp.	5,628	266,036

EnPro Industries, Inc.	2,432	218,053

Franklin Electric Co., Inc.	4,444	383,873

Hillenbrand, Inc.	8,731	396,911

John Bean Technologies Corp.	1,488	219,852

Tennant Co.	1,428	113,469

Titan Machinery, Inc.* (a)	1,822	51,781

Zurn Water Solutions Corp.	6,848	248,445

		2,852,290

Industrial Materials — 2.7%

Boise Cascade Co.	8,940	506,183

Clearwater Paper Corp.*	8,509	355,931

Domtar Corp.*	9,525	519,970

Glatfelter Corp.	9,893	162,542

Koppers Holdings, Inc.*	8,769	307,704

Materion Corp.	5,324	384,286

Meta Materials, Inc.* (a)	111,213	522,701

Minerals Technologies, Inc.	6,006	426,066

Neenah, Inc.	5,538	279,891

Schweitzer-Mauduit International, Inc.	9,476	330,144

Tredegar Corp.	6,698	80,778

UFP Industries, Inc.	6,922	566,427

Verso Corp., Class A	13,798	304,660

		4,747,283

Industrial Metals & Mining — 3.3%

Arconic Corp.*	7,722	227,181

Carpenter Technology Corp.	12,677	391,466

Century Aluminum Co.*	22,830	301,584

Commercial Metals Co.	16,133	519,160

Compass Minerals International, Inc.	7,055	462,808

Constellium SE*	9,940	182,995

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	171

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Metals & Mining — continued

Energy Fuels, Inc.* (a)	34,634	271,531

GrafTech International Ltd.	19,710	210,897

Haynes International, Inc.	5,515	221,317

Kaiser Aluminum Corp.	3,838	372,823

Mueller Industries, Inc.	9,040	475,866

Olympic Steel, Inc.	4,083	110,118

RBC Bearings, Inc.*	2,234	522,600

Schnitzer Steel Industries, Inc., Class A	9,706	522,183

TimkenSteel Corp.*	6,400	89,280

Uranium Energy Corp.*	37,936	141,122

US Silica Holdings, Inc.*	41,331	400,084

Worthington Industries, Inc.	7,873	427,661

		5,850,676

Industrial Support Services — 2.7%

ABM Industries, Inc.	5,053	222,382

ACI Worldwide, Inc.*	6,842	209,913

Applied Industrial Technologies, Inc.	5,511	537,212

ASGN, Inc.*	3,286	393,203

CoreCivic, Inc., REIT*	19,982	172,045

CRA International, Inc.	1,880	206,462

Deluxe Corp.	2,780	99,163

DXP Enterprises, Inc.*	701	23,105

EVERTEC, Inc. (Puerto Rico)	5,195	234,866

ExlService Holdings, Inc.*	2,373	291,001

Forrester Research, Inc.*	1,854	98,725

Heidrick & Struggles International, Inc.	1,337	62,679

Insperity, Inc.	1,955	244,375

Kelly Services, Inc., Class A	859	15,488

Korn Ferry	2,638	203,680

Lawson Products, Inc.*	1,052	53,336

Maximus, Inc.	5,722	483,910

Pitney Bowes, Inc.	21,218	147,253

Resources Connection, Inc.	3,254	56,652

TriNet Group, Inc.*	3,234	327,442

TrueBlue, Inc.*	1,865	51,940

TTEC Holdings, Inc.	3,680	347,355

UniFirst Corp.	1,428	282,687

		4,764,874

Industrial Transportation — 2.4%

ArcBest Corp.	3,333	299,470

Atlas Air Worldwide Holdings, Inc.*	5,555	450,622

DHT Holdings, Inc.	68,173	443,806

Echo Global Logistics, Inc.*	3,775	182,068

Federal Signal Corp.	4,166	178,346

INVESTMENTS	SHARES	VALUE($)

Industrial Transportation — continued

Forward Air Corp.	2,714	272,920

Frontline Ltd. (Norway)* (a)	26,834	236,408

GATX Corp. (a)	2,312	219,293

Hub Group, Inc., Class A*	925	72,677

Matson, Inc.	3,008	250,506

McGrath RentCorp	1,991	143,631

Meritor, Inc.*	3,445	83,851

Nordic American Tankers Ltd. (a)	7,444	17,493

Saia, Inc.*	2,218	693,436

Scorpio Tankers, Inc. (Monaco)	1,884	30,182

Triton International Ltd. (Bermuda)	9,561	594,599

Wabash National Corp.	6,811	105,775

		4,275,083

Investment Banking & Brokerage Services — 1.8%

Artisan Partners Asset Management, Inc., Class A	9,975	494,162

B. Riley Financial, Inc.	1,763	126,337

Brightsphere Investment Group, Inc.	11,829	354,633

Cannae Holdings, Inc.*	11,147	380,113

Cohen & Steers, Inc.	3,132	297,195

Cowen, Inc., Class A (a)	10,122	381,903

Federated Hermes, Inc.	10,155	338,263

Houlihan Lokey, Inc.	2,564	287,373

Moelis & Co., Class A	5,364	390,177

Virtus Investment Partners, Inc.	547	175,040

		3,225,196

Leisure Goods — 1.6%

Camping World Holdings, Inc., Class A (a)	11,954	445,287

Fox Factory Holding Corp.*	2,302	370,507

LCI Industries	1,824	254,703

Nautilus, Inc.* (a)	19,409	198,554

Smith & Wesson Brands, Inc.	21,537	463,046

Sonos, Inc.*	10,248	334,290

Sturm Ruger & Co., Inc.	6,688	527,549

Universal Electronics, Inc.*	3,419	140,794

		2,734,730

Life Insurance — 0.4%

American Equity Investment Life Holding Co.	7,425	236,635

CNO Financial Group, Inc.	20,577	496,729

National Western Life Group, Inc., Class A	140	30,101

		763,465

Media — 0.1%

Gray Television, Inc.	9,610	225,258

QuinStreet, Inc.*	1,955	27,370

		252,628

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Medical Equipment & Services — 3.6%

Accuray, Inc.*	12,080	60,279

AdaptHealth Corp.*	10,445	284,626

Anika Therapeutics, Inc.* (a)	1,271	52,937

AtriCure, Inc.*	5,413	406,300

Atrion Corp.	53	38,584

Avanos Medical, Inc.*	3,974	125,340

CONMED Corp.	3,966	580,146

Fulgent Genetics, Inc.*	4,845	401,747

Inogen, Inc.* (a)	936	37,112

Integer Holdings Corp.*	4,109	369,892

Intersect ENT, Inc.*	1,484	40,024

Invacare Corp.*	7,512	37,109

Lantheus Holdings, Inc.*	6,479	151,544

Meridian Bioscience, Inc.*	17,948	337,602

Merit Medical Systems, Inc.*	7,101	477,613

Natus Medical, Inc.*	6,048	151,502

Neogen Corp.*	10,447	442,013

NeoGenomics, Inc.*	10,337	475,502

OraSure Technologies, Inc.*	23,987	255,941

Orthofix Medical, Inc.*	2,389	85,956

Owens & Minor, Inc.	12,120	434,866

Patterson Cos., Inc.	14,403	450,238

STAAR Surgical Co.*	3,462	410,109

Surmodics, Inc.*	2,801	155,904

Varex Imaging Corp.*	1,322	35,496

Zynex, Inc.* (a)	3,235	40,535

		6,338,917

Mortgage Real Estate Investment Trusts — 2.1%

Apollo Commercial Real Estate Finance, Inc.	16,038	242,815

Arbor Realty Trust, Inc. (a)	14,557	292,741

Blackstone Mortgage Trust, Inc., Class A(a)	9,926	326,566

Dynex Capital, Inc.	5,098	89,215

Ellington Financial, Inc.	14,040	255,247

Granite Point Mortgage Trust, Inc.	6,888	92,299

iStar, Inc. (a)	19,712	497,531

KKR Real Estate Finance Trust, Inc. (a)	10,614	230,430

Ladder Capital Corp.	16,327	195,924

MFA Financial, Inc.	108,781	490,602

New York Mortgage Trust, Inc.	69,318	304,306

PennyMac Mortgage Investment Trust	18,704	376,886

Redwood Trust, Inc.	21,597	292,855

TPG RE Finance Trust, Inc.	5,830	76,198

		3,763,615

INVESTMENTS	SHARES	VALUE($)

Non-life Insurance — 0.9%

Employers Holdings, Inc.	4,431	171,037

Enstar Group Ltd.*	866	199,855

Essent Group Ltd.	3,004	144,192

Horace Mann Educators Corp.	3,063	120,008

RLI Corp. (a)	1,261	136,579

Safety Insurance Group, Inc.	1,795	140,746

Selective Insurance Group, Inc.	3,257	255,251

Stewart Information Services Corp.	6,565	467,231

		1,634,899

Non-Renewable Energy — 7.4%

Antero Resources Corp.*	38,128	757,603

Archrock, Inc.	47,130	385,995

Berry Corp.	22,681	217,964

Bonanza Creek Energy, Inc. (a)	9,076	509,527

Brigham Minerals, Inc., Class A (a)	8,075	187,179

Cactus, Inc., Class A	13,787	599,735

Centennial Resource Development, Inc., Class A*	68,035	489,852

ChampionX Corp.*	9,887	259,336

CNX Resources Corp.* (a)	39,651	579,301

CONSOL Energy, Inc.*	18,990	522,415

DMC Global, Inc.*	6,165	257,574

Dril-Quip, Inc.*	4,229	99,635

Helix Energy Solutions Group, Inc.*	43,616	164,869

Liberty Oilfield Services, Inc., Class A*	19,618	253,465

Magnolia Oil & Gas Corp., Class A	29,947	625,293

Matador Resources Co.	12,250	512,663

Matrix Service Co.*	5,779	59,119

MRC Global, Inc.*	24,000	199,200

Nabors Industries Ltd.*	5,032	515,780

Newpark Resources, Inc.*	12,480	42,432

Northern Oil and Gas, Inc.	6,432	148,965

NOW, Inc.*	30,242	218,347

Oceaneering International, Inc.*	11,962	162,683

Oil States International, Inc.* (a)	5,555	33,663

Ovintiv, Inc.	19,620	736,142

Patterson-UTI Energy, Inc.	63,284	541,711

PDC Energy, Inc.	12,700	664,337

ProPetro Holding Corp.*	43,340	415,631

Ranger Oil Corp.*	24,982	825,405

RPC, Inc.*	29,155	157,145

SM Energy Co.	26,879	922,487

Solaris Oilfield Infrastructure, Inc., Class A	25,610	194,380

SunCoke Energy, Inc.	46,729	337,383

Warrior Met Coal, Inc.	3,589	86,028

World Fuel Services Corp.	14,447	441,067

		13,124,311

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	173

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Personal Care, Drug & Grocery Stores — 2.9%

ACCO Brands Corp.	20,328	168,113

Beauty Health Co. (The)* (a)	13,634	374,526

Chefs’ Warehouse, Inc. (The)* (a)	6,314	220,169

Edgewell Personal Care Co. (a)	9,468	331,285

Energizer Holdings, Inc.	8,927	325,568

Ingles Markets, Inc., Class A (a)	5,134	355,222

Nu Skin Enterprises, Inc., Class A	6,929	278,199

Performance Food Group Co.*	7,924	358,403

PetMed Express, Inc. (a)	12,566	357,251

PLBY Group, Inc.* (a)	12,380	347,631

Rite Aid Corp.* (a)	19,570	265,956

SpartanNash Co. (a)	12,215	282,655

Sprouts Farmers Market, Inc.*	14,115	312,506

United Natural Foods, Inc.*	10,180	441,710

Veru, Inc.*	35,013	286,056

WD-40 Co.	1,820	413,140

		5,118,390

Personal Goods — 0.7%

Movado Group, Inc.	896	29,837

Oxford Industries, Inc.	3,548	328,971

Signet Jewelers Ltd. (a)	5,564	496,197

Steven Madden Ltd. (a)	6,015	271,276

Vera Bradley, Inc.*	4,680	45,911

		1,172,192

Pharmaceuticals, Biotechnology & Marijuana Producers — 3.3%

ANI Pharmaceuticals, Inc.* (a)	2,548	95,244

Arcus Biosciences, Inc.*	4,904	163,990

Arrowhead Pharmaceuticals, Inc.*	7,947	507,178

Castle Biosciences, Inc.*	3,607	224,896

Catalyst Pharmaceuticals, Inc.*	3,654	21,559

Codexis, Inc.*	2,089	72,635

Collegium Pharmaceutical, Inc.* (a)	9,506	186,603

Corcept Therapeutics, Inc.*	10,760	193,680

Dicerna Pharmaceuticals, Inc.* (a)	9,583	199,422

Eagle Pharmaceuticals, Inc.*	604	31,631

Emergent BioSolutions, Inc.*	3,650	173,995

Halozyme Therapeutics, Inc.*	7,399	281,680

Heska Corp.*	996	222,636

Innoviva, Inc.*	9,878	172,371

Kodiak Sciences, Inc.* (a)	3,519	412,040

Ligand Pharmaceuticals, Inc.* (a)	1,154	168,415

Medpace Holdings, Inc.*	2,909	659,034

Myriad Genetics, Inc.*	5,500	169,235

Pacific Biosciences of California, Inc.*	16,978	449,577

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued

Pacira BioSciences, Inc.*	6,530	341,388

PDL BioPharma, Inc.*‡ (a)	22,361	55,232

Prestige Consumer Healthcare, Inc.*	7,316	438,887

Supernus Pharmaceuticals, Inc.*	3,264	97,430

Travere Therapeutics, Inc.*	5,963	171,794

Vanda Pharmaceuticals, Inc.*	6,749	115,543

Xencor, Inc.*	3,486	137,906

		5,764,001

Precious Metals & Mining — 0.4%

Coeur Mining, Inc.*	43,121	272,956

Hecla Mining Co.	61,428	355,054

Novagold Resources, Inc. (Canada)*	20,328	148,597

		776,607

Real Estate Investment & Services — 1.1%

eXp World Holdings, Inc.	11,180	576,888

Kennedy-Wilson Holdings, Inc.	11,537	258,083

Newmark Group, Inc., Class A	27,252	405,510

Rafael Holdings, Inc., Class B* (a)	3,705	28,010

Realogy Holdings Corp.*	20,395	353,241

St. Joe Co. (The)	5,522	259,644

		1,881,376

Real Estate Investment Trusts — 9.3%

Agree Realty Corp.	6,207	441,069

American Assets Trust, Inc.	4,301	162,707

Apartment Investment and Management Co., Class A	28,700	217,546

Brandywine Realty Trust	16,061	212,808

Broadstone Net Lease, Inc.	15,684	417,038

CareTrust REIT, Inc.	16,553	343,475

Centerspace	2,690	272,336

Columbia Property Trust, Inc.	16,841	322,842

Community Healthcare Trust, Inc.	2,870	137,301

DiamondRock Hospitality Co.*	27,429	247,958

DigitalBridge Group, Inc.* (a)	54,102	362,483

Easterly Government Properties, Inc.	7,067	148,619

EastGroup Properties, Inc.	2,953	584,044

Essential Properties Realty Trust, Inc.	15,790	470,384

Four Corners Property Trust, Inc.	13,146	381,234

GEO Group, Inc. (The) (a)	67,609	553,042

Global Net Lease, Inc.	11,128	178,271

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,610	459,644

Healthcare Realty Trust, Inc.	13,934	460,658

Independence Realty Trust, Inc.	12,921	305,323

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Real Estate Investment Trusts — continued

Innovative Industrial Properties, Inc. (a)	2,161	568,537

Kite Realty Group Trust	33,765	685,429

Lexington Realty Trust (a)	36,351	529,634

LTC Properties, Inc.	8,088	257,684

Macerich Co. (The) (a)	22,064	399,138

Monmouth Real Estate Investment Corp.	10,657	200,884

National Health Investors, Inc.	5,594	300,845

National Storage Affiliates Trust	8,051	502,865

Office Properties Income Trust	6,336	162,328

Pebblebrook Hotel Trust	16,794	377,193

Physicians Realty Trust	23,138	439,853

Piedmont Office Realty Trust, Inc., Class A	20,493	363,956

PotlatchDeltic Corp.	7,610	397,775

PS Business Parks, Inc.	1,086	192,982

Retail Opportunity Investments Corp.	20,241	359,683

RLJ Lodging Trust	8,096	116,744

RPT Realty	15,109	200,799

Sabra Health Care REIT, Inc.	22,913	324,219

Safehold, Inc.	1,320	98,604

SITE Centers Corp.	24,337	386,715

STAG Industrial, Inc.	12,637	550,089

Summit Hotel Properties, Inc.*	23,011	230,110

Sunstone Hotel Investors, Inc.*	3,164	39,044

Tanger Factory Outlet Centers, Inc. (a)	28,341	476,129

Terreno Realty Corp.	7,076	517,468

Uniti Group, Inc.	26,922	385,254

Urban Edge Properties (a)	16,387	287,264

Washington	9,434	239,152

Xenia Hotels & Resorts, Inc.*	7,464	132,859

		16,402,018

Renewable Energy — 1.0%

Arcosa, Inc.	8,240	426,255

Green Plains, Inc.*	14,847	563,443

Renewable Energy Group, Inc.*	7,060	451,840

REX American Resources Corp.*	2,247	197,624

TPI Composites, Inc.*	1,979	66,554

		1,705,716

Retailers — 2.8%

Abercrombie & Fitch Co., Class A*	12,545	496,029

America’s Car-Mart, Inc.*	1,126	134,546

Asbury Automotive Group, Inc.*	627	122,710

Big 5 Sporting Goods Corp. (a)	12,574	304,039

Big Lots, Inc.	5,906	261,341

BJ’s Wholesale Club Holdings, Inc.*	5,386	314,758

INVESTMENTS	SHARES	VALUE($)

Retailers — continued

Buckle, Inc. (The) (a)	12,513	520,791

Caleres, Inc.	1,020	23,521

Citi Trends, Inc.*	3,628	280,662

Genesco, Inc.*	3,456	209,399

Global Industrial Co.	837	33,966

Group 1 Automotive, Inc.	1,657	297,929

Haverty Furniture Cos., Inc. (a)	9,391	269,522

Hibbett, Inc.	3,741	289,703

Lumber Liquidators Holdings, Inc.*	8,562	154,801

ODP Corp. (The)*	4,764	206,281

PriceSmart, Inc.	932	67,057

Shoe Carnival, Inc. (a)	13,637	461,885

Sportsman’s Warehouse Holdings, Inc.* (a)	11,659	201,234

Zumiez, Inc.*	8,717	354,782

		5,004,956

Software & Computer Services — 4.5%

Agilysys, Inc.*	4,227	201,712

Alarm.com Holdings, Inc.*	1,449	122,093

Appfolio, Inc., Class A*	2,441	321,455

Avaya Holdings Corp.* (a)	10,663	198,545

Avid Technology, Inc.*	6,664	190,857

Blackline, Inc.*	995	126,236

Cerence, Inc.* (a)	4,831	507,883

ChannelAdvisor Corp.*	13,868	353,773

Consensus Cloud Solutions, Inc.*	1,280	81,062

CSG Systems International, Inc.	6,013	300,951

Intelligent Systems Corp.* (a)	1,172	49,611

MicroStrategy, Inc., Class A*	768	549,166

Mitek Systems, Inc.*	6,028	113,507

Model N, Inc.*	598	19,381

NetScout Systems, Inc.*	9,300	251,658

OneSpan, Inc.*	6,760	138,039

Perficient, Inc.*	4,417	545,941

Progress Software Corp.	8,150	418,992

Qualys, Inc.*	3,559	443,024

SailPoint Technologies Holding, Inc.* (a)	2,527	121,246

Sapiens International Corp. NV (Israel)	2,861	99,935

Shutterstock, Inc.	4,542	550,263

Simulations Plus, Inc. (a)	3,697	186,699

SPS Commerce, Inc.*	3,901	595,800

Verint Systems, Inc.*	6,019	280,485

VirnetX Holding Corp.* (a)	11,962	46,054

Workiva, Inc.*	3,795	567,542

Ziff Davis, Inc.*	3,842	492,813

		7,874,723

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	175

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Technology Hardware & Equipment — 7.0%

Advanced Energy Industries, Inc.	4,100	376,462

Alpha & Omega Semiconductor Ltd.*	2,799	96,985

Amkor Technology, Inc.	19,077	418,168

Axcelis Technologies, Inc.*	10,403	571,437

Benchmark Electronics, Inc.	5,543	129,207

CEVA, Inc.*	3,201	145,998

CMC Materials, Inc.	2,715	348,525

Cohu, Inc.*	7,621	244,177

CTS Corp.	3,428	122,105

Daktronics, Inc.*	3,674	20,391

Diodes, Inc.*	5,445	523,210

DSP Group, Inc.* (a)	4,055	89,088

Fabrinet (Thailand)*	3,500	336,000

FormFactor, Inc.*	11,085	440,961

Ichor Holdings Ltd.*	6,409	280,201

Insight Enterprises, Inc.*	5,081	481,171

Kulicke & Soffa Industries, Inc. (Singapore)	7,182	409,374

Lattice Semiconductor Corp.*	8,652	600,795

MaxLinear, Inc.*	8,704	548,352

Methode Electronics, Inc. (a)	4,623	194,490

NeoPhotonics Corp.*	29,916	302,750

Novanta, Inc.*	2,384	411,383

Onto Innovation, Inc.*	6,234	493,795

PC Connection, Inc.	2,081	95,830

Photronics, Inc.*	9,969	129,497

Plexus Corp.*	3,588	313,304

Power Integrations, Inc. (a)	4,905	506,245

Rambus, Inc.*	19,076	443,899

Rogers Corp.*	689	138,572

ScanSource, Inc.*	3,866	138,325

Semtech Corp.*	5,266	447,768

SiTime Corp.*	1,569	415,612

SMART Global Holdings, Inc.*	4,404	235,438

Super Micro Computer, Inc.*	1,537	54,394

Synaptics, Inc.*	2,809	546,547

TTM Technologies, Inc.*	16,293	215,719

Ultra Clean Holdings, Inc.*	9,505	471,163

Vishay Intertechnology, Inc.	15,275	293,586

Xperi Holding Corp.	17,843	319,747

		12,350,671

Telecommunications Equipment — 2.6%

ADTRAN, Inc.	13,931	257,445

Akoustis Technologies, Inc.* (a)	6,626	49,828

Aviat Networks, Inc.*	5,194	148,548

Calix, Inc.*	11,097	694,561

INVESTMENTS	SHARES	VALUE($)

Telecommunications Equipment — continued

Cambium Networks Corp.*	7,223	203,833

Comtech Telecommunications Corp. (a)	8,381	180,778

EchoStar Corp., Class A*	11,846	277,907

Extreme Networks, Inc.*	30,446	299,284

Harmonic, Inc.* (a)	26,328	238,795

Inseego Corp.* (a)	12,666	78,529

InterDigital, Inc.	6,081	407,123

Loral Space & Communications, Inc. (Canada)(a)	3,561	177,409

NETGEAR, Inc.*	9,718	280,170

Plantronics, Inc.*	11,677	312,477

Ribbon Communications, Inc.*	1,005	5,497

Viavi Solutions, Inc.*	31,462	484,515

Vocera Communications, Inc.*	7,194	407,037

		4,503,736

Telecommunications Service Providers — 2.5%

Anterix, Inc.* (a)	570	36,537

Cogent Communications Holdings, Inc.	6,207	475,394

Consolidated Communications Holdings, Inc.*	39,210	290,154

fuboTV, Inc.* (a)	12,149	362,162

Globalstar, Inc.* (a)	220,571	363,942

Gogo, Inc.* (a)	31,794	516,971

IDT Corp., Class B*	11,893	575,264

Iridium Communications, Inc.*	11,908	482,869

Liberty Latin America Ltd., Class C (Chile)*	11,836	142,387

Shenandoah Telecommunications Co.	11,675	322,697

Telephone and Data Systems, Inc. (a)	16,881	316,350

Vonage Holdings Corp.*	35,487	572,051

		4,456,778

Tobacco — 0.6%

22nd Century Group, Inc.* (a)	49,296	135,071

Turning Point Brands, Inc.	6,778	258,716

Universal Corp.	6,580	309,260

Vector Group Ltd. (a)	29,268	388,094

		1,091,141

Travel & Leisure — 0.1%

Biglari Holdings, Inc., Class B*	123	20,446

Chuy’s Holdings, Inc.*	921	26,856

El Pollo Loco Holdings, Inc.* (a)	2,125	31,238

Ruth’s Hospitality Group, Inc.*	1,763	34,097

		112,637

Waste & Disposal Services — 0.4%

Casella Waste Systems, Inc., Class A*	4,194	363,704

Covanta Holding Corp.	21,284	429,511

		793,215

Total Common Stocks (Cost $148,492,973)		175,865,346

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	NO. OF RIGHTS	VALUE($)

Rights — 0.0% (b)

Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0% (b)

Achillion Pharmaceuticals, Inc., CVR*‡ (Cost $ —)	12,757	6,379

	SHARES

Short-Term Investments — 11.3%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d) (Cost $337,403)	337,403	337,403

Investment of Cash Collateral from Securities Loaned — 11.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	16,344,863	16,344,863

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	3,231,887	3,231,887

Total Investment of Cash Collateral from Securities Loaned (Cost $19,576,750)		19,576,750

Total Short-Term Investments (Cost $19,914,153)		19,914,153

Total Investments — 111.1% (Cost $168,407,126)		195,785,878
Liabilities in Excess of Other Assets — (11.1%)		(19,523,692)

NET ASSETS — 100.0%		176,262,186

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $18,940,884.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of October 31, 2021:
Description	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Russell 2000 E-Mini Index	3	12/2021	USD	344,415	6,304

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	177

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%

Argentina — 0.7%

MercadoLibre, Inc.*	302	447,268

Australia — 1.3%

IDP Education Ltd.	27,854	788,074

Brazil — 0.6%

Magazine Luiza SA*	200,350	384,101

Canada — 4.2%

Canadian National Railway Co.	9,362	1,244,232

Shopify, Inc., Class A*	929	1,356,433

		2,600,665

China — 10.6%

Bilibili, Inc., Class Z*	7,966	583,716

Country Garden Services Holdings Co. Ltd.	88,000	677,467

Kingdee International Software Group Co. Ltd.*	216,000	710,721

Meituan* (a)	16,200	551,264

Silergy Corp.	4,000	660,821

Tencent Holdings Ltd.	31,700	1,928,304

Weimob, Inc.* (a)	303,000	462,790

Wuxi Biologics Cayman, Inc.* (a)	61,000	923,965

		6,499,048

Denmark — 5.6%

Genmab A/S*	1,798	807,755

Novo Nordisk A/S, Class B	16,946	1,858,212

Orsted A/S (a)	5,532	781,354

		3,447,321

Finland — 1.2%

Kone OYJ, Class B	10,643	725,843

France — 5.8%

L’Oreal SA	3,369	1,541,165

LVMH Moet Hennessy Louis Vuitton SE	2,541	1,992,453

		3,533,618

Germany — 5.7%

adidas AG	3,670	1,201,197

Sartorius AG (Preference)	1,235	799,956

Symrise AG	5,728	792,309

Zalando SE* (a)	7,430	701,991

		3,495,453

Hong Kong — 5.7%

AIA Group Ltd.	121,400	1,360,531

Hong Kong Exchanges & Clearing Ltd.	19,600	1,180,738

Techtronic Industries Co. Ltd.	45,500	934,809

		3,476,078

INVESTMENTS	SHARES	VALUE($)

India — 1.2%

HDFC Bank Ltd., ADR	10,210	734,201

Indonesia — 1.6%

Bank Central Asia Tbk. PT	1,912,700	1,011,393

Japan — 10.6%

Daikin Industries Ltd.	4,300	941,764

Hoya Corp.	7,500	1,104,064

Keyence Corp.	2,600	1,569,398

Kyowa Kirin Co. Ltd.	21,300	700,516

Sony Group Corp.	12,300	1,424,296

Sysmex Corp.	5,900	731,546

		6,471,584

Netherlands — 8.2%

Adyen NV* (a)	450	1,357,790

Argenx SE*	1,888	568,399

Argenx SE*	579	160,036

ASML Holding NV	3,240	2,633,797

Pharvaris NV*	16,434	291,539

		5,011,561

Poland — 0.7%

InPost SA*	28,963	413,528

South Korea — 1.6%

Delivery Hero SE* (a)	7,992	996,803

Sweden — 3.1%

Assa Abloy AB, Class B	28,742	843,367

Atlas Copco AB, Class A	16,024	1,031,925

		1,875,292

Switzerland — 8.8%

Lonza Group AG (Registered)	1,440	1,183,393

Nestle SA (Registered)	18,076	2,384,355

Partners Group Holding AG	476	831,550

Straumann Holding AG (Registered)	492	1,024,196

		5,423,494

Taiwan — 7.0%

Sea Ltd., ADR*	3,993	1,371,875

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,520	2,901,625

		4,273,500

United Kingdom — 10.0%

Allfunds Group plc*	24,381	492,833

Diageo plc	29,384	1,461,904

Intertek Group plc	10,621	711,266

Linde plc	3,198	1,028,914

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

London Stock Exchange Group plc	7,864	765,511

Oxford Nanopore Technologies plc*	61,006	466,290

RELX plc	38,287	1,187,661

		6,114,379

United States — 5.0%

Cadence Design Systems, Inc.*	4,000	692,440

EPAM Systems, Inc.*	1,518	1,021,978

Oatly Group AB, ADR*	18,868	243,209

Unity Software, Inc.*	7,230	1,093,971

		3,051,598

Total Common Stocks (Cost $49,824,943)		60,774,802

Short-Term Investments — 0.7%

Investment Companies — 0.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $446,263)	446,263	446,263

Total Investments — 99.9% (Cost $50,271,206)		61,221,065
Other Assets Less Liabilities — 0.1%		70,885

NET ASSETS — 100.0%		61,291,950

Percentages indicated are based on net assets.

Summary of Investments by Industry, October 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Semiconductors & Semiconductor Equipment	10.1%

IT Services	6.1

Health Care Equipment & Supplies	6.0

Capital Markets	5.3

Textiles, Apparel & Luxury Goods	5.2

Software	4.8

Pharmaceuticals	4.7

Internet & Direct Marketing Retail	4.4

Machinery	4.4

Food Products	4.3

Life Sciences Tools & Services	4.2

Entertainment	3.2

Interactive Media & Services	3.2

Professional Services	3.1

Chemicals	3.0

Building Products	2.9

Banks	2.9

Electronic Equipment, Instruments & Components	2.6

Personal Products	2.5

Biotechnology	2.5

Beverages	2.4

Household Durables	2.3

Insurance	2.2

Road & Rail	2.0

Diversified Consumer Services	1.3

Electric Utilities	1.3

Real Estate Management & Development	1.1

Others (each less than 1.0%)	1.3

Short-Term Investments	0.7

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	179

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common stocks — 99.1%

Aerospace & Defense — 0.4%

Lockheed Martin Corp.	625	207,700

Automobiles & Parts — 0.4%

Genuine Parts Co.	1,315	172,410

Banks — 2.5%

Comerica, Inc.	1,490	126,784

First Horizon Corp.	8,434	143,125

FNB Corp.	2,826	32,923

Huntington Bancshares, Inc.	12,988	204,431

New York Community Bancorp, Inc.	19,812	246,263

PacWest Bancorp	5,151	244,518

People’s United Financial, Inc.	12,985	222,563

		1,220,607

Beverages — 2.6%

Brown-Forman Corp., Class B	817	55,466

Coca-Cola Co. (The)	5,142	289,855

Constellation Brands, Inc., Class A	1,083	234,805

Keurig Dr Pepper, Inc.	7,208	260,137

Molson Coors Beverage Co., Class B	2,603	114,766

PepsiCo, Inc.	1,899	306,878

		1,261,907

Chemicals — 4.6%

Celanese Corp.	720	116,287

CF Industries Holdings, Inc.	5,616	318,989

Chemours Co. (The)	8,187	229,400

Dow, Inc.	4,489	251,249

Eastman Chemical Co.	2,407	250,400

Huntsman Corp.	8,330	271,392

LyondellBasell Industries NV, Class A	2,759	256,090

NewMarket Corp.	60	20,401

Olin Corp.	7,205	410,541

Scotts Miracle-Gro Co. (The)	292	43,350

Valvoline, Inc.	2,398	81,436

		2,249,535

Construction & Materials — 0.5%

MDU Resources Group, Inc.	7,915	243,228

Consumer Services — 0.3%

H&R Block, Inc.	5,429	125,247

Electricity — 12.9%

AES Corp. (The)	10,093	253,637

Alliant Energy Corp.	4,579	259,034

American Electric Power Co., Inc.	3,283	278,103

Avangrid, Inc.	3,481	183,449

CMS Energy Corp.	4,241	255,944

INVESTMENTS	SHARES	VALUE($)

Electricity — continued

Consolidated Edison, Inc.	3,911	294,889

Dominion Energy, Inc.	3,810	289,293

DTE Energy Co.	2,471	280,088

Edison International	5,092	320,440

Entergy Corp.	2,651	273,106

Evergy, Inc.	4,358	277,822

Eversource Energy	2,991	253,936

Exelon Corp.	5,994	318,821

FirstEnergy Corp.	7,541	290,555

Hawaiian Electric Industries, Inc.	4,175	169,338

IDACORP, Inc.	1,512	157,732

NRG Energy, Inc.	6,573	262,197

OGE Energy Corp.	7,022	239,240

Pinnacle West Capital Corp.	3,815	246,029

PPL Corp.	9,924	285,811

Public Service Enterprise Group, Inc.	4,655	296,989

Southern Co. (The)	4,505	280,752

Vistra Corp.	14,529	284,623

Xcel Energy, Inc.	3,553	229,488

		6,281,316

Electronic & Electrical Equipment — 1.2%

Emerson Electric Co.	2,819	273,471

Hubbell, Inc.	1,469	292,875

		566,346

Finance & Credit Services — 0.3%

OneMain Holdings, Inc.	2,732	144,277

Food Producers — 8.5%

Archer-Daniels-Midland Co.	4,135	265,632

Bunge Ltd.	3,215	297,838

Campbell Soup Co.	6,251	249,727

Conagra Brands, Inc.	7,389	237,926

Corteva, Inc.	5,517	238,059

Flowers Foods, Inc.	8,810	218,047

General Mills, Inc.	5,164	319,135

Hershey Co. (The)	1,438	252,153

Hormel Foods Corp.	5,783	244,737

Ingredion, Inc.	1,213	115,514

JM Smucker Co. (The)	2,065	253,706

Kellogg Co.	4,707	288,539

Kraft Heinz Co. (The)	8,331	299,000

Lamb Weston Holdings, Inc.	1,975	111,489

McCormick & Co., Inc. (Non-Voting)	2,811	225,526

Mondelez International, Inc., Class A	4,318	262,275

Tyson Foods, Inc., Class A	3,263	260,942

		4,140,245

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Gas, Water & Multi-utilities — 4.6%

Ameren Corp.	2,129	179,453

Atmos Energy Corp.	1,975	181,937

CenterPoint Energy, Inc.	10,443	271,936

Duke Energy Corp.	2,824	288,076

Essential Utilities, Inc.	876	41,233

National Fuel Gas Co.	3,411	195,894

NiSource, Inc.	11,890	293,326

Sempra Energy	2,240	285,891

UGI Corp.	6,084	264,107

WEC Energy Group, Inc.	2,728	245,684

		2,247,537

General Industrials — 3.0%

3M Co.	1,461	261,051

Amcor plc	6,793	81,992

Eaton Corp. plc	1,783	293,767

Packaging Corp. of America	1,949	267,734

RPM International, Inc.	1,062	92,606

Sonoco Products Co.	3,590	208,041

WestRock Co.	5,010	240,981

		1,446,172

Health Care Providers — 1.0%

Encompass Health Corp.	2,512	159,663

UnitedHealth Group, Inc.	703	323,710

		483,373

Household Goods & Home Construction — 1.0%

Leggett & Platt, Inc.	3,681	172,455

Newell Brands, Inc.	7,955	182,090

Whirlpool Corp.	662	139,569

		494,114

Industrial Engineering — 0.8%

Caterpillar, Inc.	727	148,315

Cummins, Inc.	1,071	256,869

		405,184

Industrial Materials — 0.5%

International Paper Co.	4,760	236,429

Sylvamo Corp.*	428	12,053

		248,482

Industrial Metals & Mining — 2.5%

Fastenal Co.	2,347	133,967

Nucor Corp.	2,617	292,188

Reliance Steel & Aluminum Co.	1,233	180,215

Southern Copper Corp. (Peru)	3,953	237,140

INVESTMENTS	SHARES	VALUE($)

Industrial Metals & Mining — continued

Steel Dynamics, Inc.	4,472	295,510

Timken Co. (The)	1,330	94,364

		1,233,384

Industrial Support Services — 0.8%

Paychex, Inc.	2,630	324,226

Western Union Co. (The)	4,039	73,591

		397,817

Industrial Transportation — 1.0%

Ryder System, Inc.	2,313	196,489

United Parcel Service, Inc., Class B	1,480	315,936

		512,425

Investment Banking & Brokerage Services — 1.4%

Apollo Global Management, Inc.	1,568	120,658

Franklin Resources, Inc.	3,654	115,064

Invesco Ltd.	10,509	267,034

Lazard Ltd., Class A	3,790	185,672

		688,428

Leisure Goods — 0.7%

Garmin Ltd.	931	133,692

Harley-Davidson, Inc.	3,264	119,103

Hasbro, Inc.	995	95,281

		348,076

Life Insurance — 1.0%

Principal Financial Group, Inc.	1,767	118,548

Prudential Financial, Inc.	2,644	290,972

Unum Group	2,844	72,437

		481,957

Media — 0.3%

Nielsen Holdings plc	1,864	37,746

Omnicom Group, Inc.	1,361	92,657

		130,403

Medical Equipment & Services — 2.2%

Abbott Laboratories	2,305	297,092

Becton Dickinson and Co.	909	217,787

Medtronic plc	2,218	265,850

Quest Diagnostics, Inc.	1,889	277,267

		1,057,996

Mortgage Real Estate Investment Trusts — 2.2%

AGNC Investment Corp.	17,219	274,126

Annaly Capital Management, Inc.	30,789	260,475

New Residential Investment Corp.	23,341	265,154

Starwood Property Trust, Inc.	10,329	263,080

		1,062,835

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	181

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Non-life Insurance — 1.1%

Old Republic International Corp.	11,310	292,137

Progressive Corp. (The)	2,801	265,759

		557,896

Non-Renewable Energy — 5.8%

Antero Midstream Corp.	25,224	268,383

Chevron Corp.	2,691	308,093

DT Midstream, Inc.	333	15,971

Exxon Mobil Corp.	4,811	310,165

HollyFrontier Corp.	3,649	123,336

Kinder Morgan, Inc.	15,724	263,377

ONEOK, Inc.	5,610	356,908

Phillips 66	3,573	267,189

Targa Resources Corp.	5,579	305,004

Valero Energy Corp.	3,844	297,257

Williams Cos., Inc. (The)	10,957	307,782

		2,823,465

Personal Care, Drug & Grocery Stores — 5.8%

AmerisourceBergen Corp.	2,044	249,409

Casey’s General Stores, Inc.	160	30,646

Church & Dwight Co., Inc.	2,937	256,576

Clorox Co. (The)	1,462	238,321

Colgate-Palmolive Co.	3,177	242,056

CVS Health Corp.	3,415	304,891

Kimberly-Clark Corp.	1,894	245,254

Kroger Co. (The)	6,366	254,767

McKesson Corp.	380	78,994

Procter & Gamble Co. (The)	2,072	296,275

Spectrum Brands Holdings, Inc.	1,000	93,750

Sysco Corp.	3,252	250,079

Walgreens Boots Alliance, Inc.	5,822	273,751

		2,814,769

Personal Goods — 0.4%

Hanesbrands, Inc.	12,653	215,607

Pharmaceuticals, Biotechnology & Marijuana Producers — 4.8%

AbbVie, Inc.	2,673	306,513

Amgen, Inc.	1,043	215,870

Bristol-Myers Squibb Co.	4,474	261,281

Cardinal Health, Inc.	3,450	164,944

Eli Lilly & Co.	805	205,082

Gilead Sciences, Inc.	3,682	238,888

Johnson & Johnson	1,707	278,036

Merck & Co., Inc.	3,275	288,364

Perrigo Co. plc	2,879	129,987

Pfizer, Inc.	6,373	278,755

		2,367,720

INVESTMENTS	SHARES	VALUE($)

Precious Metals & Mining — 0.4%

Newmont Corp.	3,971	214,434

Real Estate Investment Trusts — 7.6%

Brixmor Property Group, Inc.	8,002	187,567

EPR Properties	3,756	188,589

Gaming and Leisure Properties, Inc.	5,052	244,971

Healthcare Trust of America, Inc., Class A	2,726	91,021

Healthpeak Properties, Inc.	7,143	253,648

Highwoods Properties, Inc.	623	27,935

Iron Mountain, Inc.	6,051	276,168

Kimco Realty Corp.	10,303	232,848

Medical Properties Trust, Inc.	9,710	207,114

National Retail Properties, Inc.	4,657	211,242

Omega Healthcare Investors, Inc.	8,495	249,413

Park Hotels & Resorts, Inc.*	9,718	180,075

Rayonier, Inc.	4,783	178,549

Simon Property Group, Inc.	2,063	302,395

SL Green Realty Corp.	789	55,285

Spirit Realty Capital, Inc.	4,617	225,910

Ventas, Inc.	1,135	60,575

Vornado Realty Trust	2,381	101,502

Welltower, Inc.	2,458	197,623

WP Carey, Inc.	3,275	252,535

		3,724,965

Retailers — 0.8%

Bath & Body Works, Inc.	2,664	184,056

Foot Locker, Inc.	1,411	67,262

Gap, Inc. (The)	2,103	47,717

Kohl’s Corp.	1,916	92,984

		392,019

Software & Computer Services — 1.0%

DXC Technology Co.*	91	2,964

Hewlett Packard Enterprise Co.	18,898	276,856

International Business Machines Corp.	1,806	225,930

		505,750

Technology Hardware & Equipment — 4.8%

Analog Devices, Inc.	1,837	318,701

Broadcom, Inc.	502	266,898

Corning, Inc.	3,082	109,627

HP, Inc.	9,118	276,549

Intel Corp.	4,625	226,625

KLA Corp.	873	325,419

Microchip Technology, Inc.	1,061	78,610

NetApp, Inc.	1,559	139,219

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Technology Hardware & Equipment — continued

QUALCOMM, Inc.	2,010	267,410

Xerox Holdings Corp.	9,418	167,640

Xilinx, Inc.	911	163,980

		2,340,678

Telecommunications Equipment — 2.7%

Arista Networks, Inc.*	636	260,563

Ciena Corp.*	447	24,268

Cisco Systems, Inc.	5,022	281,081

Juniper Networks, Inc.	9,102	268,691

Lumentum Holdings, Inc.*	1,267	104,629

Motorola Solutions, Inc.	1,211	301,042

Ubiquiti, Inc.	160	48,885

ViaSat, Inc.*	349	20,832

		1,309,991

Telecommunications Service Providers — 4.6%

Altice USA, Inc., Class A*	693	11,296

AT&T, Inc.	10,832	273,616

Cable One, Inc.	71	121,496

Charter Communications, Inc., Class A*	365	246,335

Comcast Corp., Class A	4,838	248,818

DISH Network Corp., Class A*	4,099	168,346

Liberty Broadband Corp., Class C*	1,153	187,305

Lumen Technologies, Inc.	24,602	291,780

Roku, Inc.*	685	208,857

T-Mobile US, Inc.*	1,872	215,336

Verizon Communications, Inc.	5,383	285,245

		2,258,430

INVESTMENTS	SHARES	VALUE($)

Tobacco — 1.1%

Altria Group, Inc.	5,857	258,352

Philip Morris International, Inc.	2,798	264,523

		522,875

Travel & Leisure — 0.9%

Copa Holdings SA, Class A (Panama)*	1,739	128,616

Darden Restaurants, Inc.	502	72,358

Six Flags Entertainment Corp.*	3,819	157,076

Travel + Leisure Co.	1,829	99,388

		457,438

Waste & Disposal Services — 0.1%

Waste Management, Inc.	365	58,484

Total Common Stocks (Cost $46,891,431)		48,415,522

Short-Term Investments — 0.2%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b) (Cost $80,127)	80,127	80,127

Total Investments — 99.3% (Cost $46,971,558)		48,495,649

Other Assets Less Liabilities — 0.7%		346,629

NET ASSETS — 100.0%		48,842,278

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of October 31, 2021:

Description	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	17	12/2021	USD	390,958	3,782

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	183

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%

Aerospace & Defense — 1.0%

L3Harris Technologies, Inc.	479	110,428

Lockheed Martin Corp.	271	90,059

		200,487

Automobiles & Parts — 0.6%

Gentex Corp.	1,659	58,712

Genuine Parts Co.	536	70,275

		128,987

Banks — 0.1%

TFS Financial Corp.	1,478	28,762

Beverages — 3.7%

Brown-Forman Corp., Class B	1,394	94,639

Coca-Cola Co. (The)	2,072	116,798

Constellation Brands, Inc., Class A	484	104,936

Keurig Dr Pepper, Inc.	3,085	111,338

Molson Coors Beverage Co., Class B	2,174	95,852

Monster Beverage Corp.*	1,185	100,725

PepsiCo, Inc.	809	130,734

		755,022

Chemicals — 3.0%

Air Products and Chemicals, Inc.	384	115,127

Ashland Global Holdings, Inc.	1,108	106,379

Celanese Corp.	99	15,990

Ecolab, Inc.	470	104,443

FMC Corp.	292	26,575

International Flavors & Fragrances, Inc.	681	100,414

NewMarket Corp.	121	41,141

Scotts Miracle-Gro Co. (The)	603	89,521

		599,590

Consumer Services — 0.6%

Rollins, Inc.	527	18,566

Service Corp. International	1,476	101,091

		119,657

Electricity — 11.2%

Alliant Energy Corp.	1,807	102,222

American Electric Power Co., Inc.	1,292	109,445

Avangrid, Inc.	1,567	82,581

Brookfield Renewable Corp.	478	19,794

CMS Energy Corp.	1,776	107,182

Consolidated Edison, Inc.	1,346	101,488

Dominion Energy, Inc.	1,327	100,759

DTE Energy Co.	848	96,121

Edison International	1,745	109,813

Entergy Corp.	975	100,444

INVESTMENTS	SHARES	VALUE($)

Electricity — continued

Evergy, Inc.	1,597	101,809

Eversource Energy	1,188	100,861

Exelon Corp.	2,281	121,326

FirstEnergy Corp.	2,585	99,600

Hawaiian Electric Industries, Inc.	1,205	48,875

IDACORP, Inc.	639	66,660

NextEra Energy, Inc.	1,461	124,667

NRG Energy, Inc.	1,804	71,962

OGE Energy Corp.	2,801	95,430

Pinnacle West Capital Corp.	1,323	85,320

PPL Corp.	3,402	97,978

Public Service Enterprise Group, Inc.	1,857	118,477

Southern Co. (The)	1,683	104,885

Xcel Energy, Inc.	1,528	98,693

		2,266,392

Electronic & Electrical Equipment — 0.6%

Hubbell, Inc.	184	36,684

Waters Corp.*	207	76,083

		112,767

Finance & Credit Services — 0.1%

Morningstar, Inc.	65	20,589

Food Producers — 9.2%

Archer-Daniels-Midland Co.	1,811	116,339

Bunge Ltd.	1,320	122,285

Campbell Soup Co.	2,372	94,761

Conagra Brands, Inc.	3,053	98,307

Corteva, Inc.	2,283	98,511

Flowers Foods, Inc.	2,700	66,825

General Mills, Inc.	1,776	109,757

Hain Celestial Group, Inc. (The)*	895	40,159

Hershey Co. (The)	635	111,347

Hormel Foods Corp.	2,387	101,018

Ingredion, Inc.	1,052	100,182

JM Smucker Co. (The)	847	104,062

Kellogg Co.	1,612	98,816

Kraft Heinz Co. (The)	2,858	102,574

Lamb Weston Holdings, Inc.	1,226	69,208

McCormick & Co., Inc. (Non-Voting)	1,162	93,227

Mondelez International, Inc., Class A	1,799	109,271

Pilgrim’s Pride Corp.*	921	25,935

Post Holdings, Inc.*	843	85,548

Tyson Foods, Inc., Class A	1,309	104,681

US Foods Holding Corp.*	359	12,446

		1,865,259

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Gas, Water & Multi-utilities — 5.1%

Ameren Corp.	1,256	105,868

American Water Works Co., Inc.	664	115,656

Atmos Energy Corp.	1,048	96,542

CenterPoint Energy, Inc.	2,295	59,762

Duke Energy Corp.	1,128	115,067

Essential Utilities, Inc.	1,951	91,834

National Fuel Gas Co.	1,451	83,331

NiSource, Inc.	4,112	101,443

Sempra Energy	770	98,275

UGI Corp.	1,606	69,716

WEC Energy Group, Inc.	1,081	97,355

		1,034,849

General Industrials — 1.6%

3M Co.	492	87,910

AptarGroup, Inc.	320	38,650

PPG Industries, Inc.	508	81,570

RPM International, Inc.	972	84,758

Silgan Holdings, Inc.	440	17,688

Sonoco Products Co.	85	4,926

		315,502

Health Care Providers — 1.6%

Cerner Corp.	1,238	91,971

Chemed Corp.	118	56,906

Encompass Health Corp.	439	27,903

IQVIA Holdings, Inc.*	15	3,921

UnitedHealth Group, Inc.	305	140,443

		321,144

Household Goods & Home Construction — 0.7%

Leggett & Platt, Inc.	972	45,538

NVR, Inc.*	18	88,107

		133,645

Industrial Materials — 0.7%

Avery Dennison Corp.	454	98,845

International Paper Co.	696	34,570

Sylvamo Corp.*	63	1,774

		135,189

Industrial Metals & Mining — 0.8%

Fastenal Co.	1,902	108,566

Reliance Steel & Aluminum Co.	306	44,725

		153,291

INVESTMENTS	SHARES	VALUE($)

Industrial Support Services — 0.9%

Automatic Data Processing, Inc.	462	103,714

Jack Henry & Associates, Inc.	295	49,112

Verisk Analytics, Inc.	127	26,704

		179,530

Industrial Transportation — 1.1%

Expeditors International of Washington, Inc.	828	102,059

United Parcel Service, Inc., Class B	604	128,936

		230,995

Investment Banking & Brokerage Services — 0.8%

Berkshire Hathaway, Inc., Class B*	457	131,164

Broadridge Financial Solutions, Inc.	155	27,653

		158,817

Leisure Goods — 1.0%

Electronic Arts, Inc.	149	20,897

Garmin Ltd.	697	100,089

Hasbro, Inc.	147	14,077

Pool Corp.	141	72,638

		207,701

Medical Equipment & Services — 12.8%

Abbott Laboratories	978	126,054

Agilent Technologies, Inc.	371	58,429

Baxter International, Inc.	1,125	88,830

Becton Dickinson and Co.	408	97,753

Bio-Rad Laboratories, Inc., Class A*	150	119,202

Bio-Techne Corp.	239	125,152

Boston Scientific Corp.*	2,696	116,278

Cooper Cos., Inc. (The)	269	112,151

Danaher Corp.	379	118,161

Edwards Lifesciences Corp.*	1,021	122,336

Henry Schein, Inc.*	1,231	93,987

Hill-Rom Holdings, Inc.	807	125,004

Hologic, Inc.*	703	51,537

IDEXX Laboratories, Inc.*	179	119,239

Integra LifeSciences Holdings Corp.*	254	16,881

Masimo Corp.*	358	101,507

Medtronic plc	932	111,710

PerkinElmer, Inc.	634	112,148

QIAGEN NV*	1,245	69,421

Quest Diagnostics, Inc.	787	115,516

STERIS plc	540	126,220

Stryker Corp.	383	101,905

Teleflex, Inc.	272	97,088

Thermo Fisher Scientific, Inc.	222	140,542

West Pharmaceutical Services, Inc.	265	113,918

		2,580,969

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	185

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Mortgage Real Estate Investment Trusts — 0.3%

AGNC Investment Corp.	413	6,575

Annaly Capital Management, Inc.	604	5,110

Starwood Property Trust, Inc.	1,565	39,860

		51,545

Non-life Insurance — 4.1%

Allstate Corp. (The)	919	113,653

American Financial Group, Inc.	161	21,902

Aon plc, Class A	138	44,149

Arch Capital Group Ltd.*	1,027	42,949

Arthur J Gallagher & Co.	599	100,434

Brown & Brown, Inc.	2,076	131,016

Markel Corp.*	43	56,465

Marsh & McLennan Cos., Inc.	776	129,437

RenaissanceRe Holdings Ltd. (Bermuda)	615	87,207

White Mountains Insurance Group Ltd.	49	51,695

WR Berkley Corp.	506	40,278

		819,185

Non-Renewable Energy — 5.2%

Baker Hughes Co.	4,416	110,753

Cheniere Energy, Inc.*	1,310	135,454

Chevron Corp.	1,079	123,535

ConocoPhillips	1,174	87,451

Coterra Energy, Inc.	5,733	122,228

DT Midstream, Inc.	415	19,903

Exxon Mobil Corp.	1,930	124,427

Kinder Morgan, Inc.	6,274	105,090

Phillips 66	1,472	110,076

Williams Cos., Inc. (The)	4,105	115,309

		1,054,226

Personal Care, Drug & Grocery Stores — 5.8%

Albertsons Cos., Inc., Class A (a)	1,741	53,884

AmerisourceBergen Corp.	818	99,812

Casey’s General Stores, Inc.	227	43,480

Church & Dwight Co., Inc.	1,213	105,968

Clorox Co. (The)	604	98,458

Colgate-Palmolive Co.	1,338	101,942

CVS Health Corp.	1,359	121,332

Grocery Outlet Holding Corp.*	1,131	25,097

Kimberly-Clark Corp.	759	98,283

Kroger Co. (The)	2,572	102,931

McKesson Corp.	509	105,811

Procter & Gamble Co. (The)	891	127,404

Walgreens Boots Alliance, Inc.	2,001	94,087

		1,178,489

INVESTMENTS	SHARES	VALUE($)

Personal Goods — 0.1%

Columbia Sportswear Co.	134	13,915

VF Corp.	215	15,669

		29,584

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.7%

AbbVie, Inc.	1,126	129,119

Amgen, Inc.	442	91,481

Bristol-Myers Squibb Co.	1,666	97,294

Eli Lilly & Co.	486	123,813

Gilead Sciences, Inc.	1,460	94,725

Johnson & Johnson	744	121,183

Merck & Co., Inc.	1,388	122,213

Pfizer, Inc.	2,616	114,424

Regeneron Pharmaceuticals, Inc.*	179	114,549

United Therapeutics Corp.*	72	13,735

Zoetis, Inc.	592	127,990

		1,150,526

Precious Metals & Mining — 0.5%

Newmont Corp.	1,723	93,042

Real Estate Investment Trusts — 5.0%

Alexandria Real Estate Equities, Inc.	389	79,411

American Homes 4 Rent, Class A	677	27,486

American Tower Corp.	413	116,454

CoreSite Realty Corp.	178	25,358

Crown Castle International Corp.	620	111,786

CubeSmart	525	28,880

Digital Realty Trust, Inc.	643	101,472

Equinix, Inc.	133	111,330

Equity LifeStyle Properties, Inc.	64	5,409

Extra Space Storage, Inc.	336	66,316

First Industrial Realty Trust, Inc.	401	23,350

Healthcare Trust of America, Inc., Class A	664	22,171

Life Storage, Inc.	241	32,248

Mid-America Apartment Communities, Inc.	128	26,139

Public Storage	369	122,574

SBA Communications Corp.	336	116,031

		1,016,415

Renewable Energy — 0.8%

First Solar, Inc.*	1,294	154,750

Retailers — 1.3%

Costco Wholesale Corp.	272	133,699

Walmart, Inc.	844	126,110

		259,809

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Software & Computer Services — 5.1%

Amdocs Ltd.	1,325	103,138

ANSYS, Inc.*	334	126,780

Black Knight, Inc.*	971	68,077

CDK Global, Inc.	1,273	55,401

Citrix Systems, Inc.	537	50,870

Cognizant Technology Solutions Corp., Class A	199	15,540

International Business Machines Corp.	435	54,418

Intuit, Inc.	222	138,970

Microsoft Corp.	508	168,463

Synopsys, Inc.*	366	121,944

Tyler Technologies, Inc.*	179	97,236

VeriSign, Inc.*	130	28,947

		1,029,784

Technology Hardware & Equipment — 0.4%

Texas Instruments, Inc.	413	77,429

Telecommunications Equipment — 1.7%

Cisco Systems, Inc.	1,941	108,638

Juniper Networks, Inc.	3,525	104,058

Motorola Solutions, Inc.	503	125,041

		337,737

Telecommunications Service Providers — 3.3%

AT&T, Inc.	3,821	96,518

Cable One, Inc.	13	22,246

Charter Communications, Inc., Class A*	153	103,258

Comcast Corp., Class A	1,908	98,128

Liberty Broadband Corp., Class C*	617	100,232

Lumen Technologies, Inc.	3,860	45,780

T-Mobile US, Inc.*	825	94,900

Verizon Communications, Inc.	1,989	105,397

		666,459

Tobacco — 1.0%

Altria Group, Inc.	2,092	92,278

Philip Morris International, Inc.	1,119	105,790

		198,068

Travel & Leisure — 0.9%

Choice Hotels International, Inc.	355	49,920

McDonald’s Corp.	524	128,668

Yum! Brands, Inc.	77	9,621

		188,209

Waste & Disposal Services — 1.3%

Republic Services, Inc.	979	131,773

Waste Management, Inc.	795	127,383

		259,156

Total Common Stocks (Cost $17,875,777)		20,113,557

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $24,381)	24,381	24,381

Investment of Cash Collateral from Securities Loaned — 0.3%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	24,948	24,948

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	26,822	26,822

Total Investment of Cash Collateral from Securities Loaned (Cost $51,777)		51,770

Total Short-term Investments (Cost $76,158)		76,151

Total Investments — 100.1% (Cost $17,951,935)		20,189,708
Liabilities in Excess of Other Assets — (0.1%)		(29,060)

NET ASSETS — 100.0%		20,160,648

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $52,244.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	187

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Micro E-Mini S&P 500 Index	1	12/2021	USD	22,998	1,218

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%

Aerospace & Defense — 0.4%

Axon Enterprise, Inc.*	2,098	377,556

Howmet Aerospace, Inc.	7,872	233,720

Virgin Galactic Holdings, Inc.* (a)	13,982	262,162

		873,438

Automobiles & Parts — 3.2%

Gentex Corp.	12,202	431,829

Tesla, Inc.*	5,912	6,585,968

		7,017,797

Banks — 1.7%

Bank OZK	3,279	146,473

Discover Financial Services	2,283	258,710

East West Bancorp, Inc.	3,865	307,190

First Citizens BancShares, Inc., Class A	216	175,802

First Republic Bank	2,483	537,147

Pinnacle Financial Partners, Inc.	1,792	173,054

Popular, Inc. (Puerto Rico)	2,594	211,255

Regions Financial Corp.	18,749	443,976

Signature Bank	1,275	379,721

SVB Financial Group*	1,154	827,880

Western Alliance Bancorp	3,660	424,889

		3,886,097

Beverages — 0.3%

Monster Beverage Corp.*	7,309	621,265

Chemicals — 0.5%

Albemarle Corp.	2,002	501,441

Ashland Global Holdings, Inc.	711	68,263

Element Solutions, Inc.	7,026	159,561

Olin Corp.	5,097	290,427

		1,019,692

Construction & Materials — 2.3%

Advanced Drainage Systems, Inc.	2,186	246,581

AECOM*	7,195	491,922

Carrier Global Corp.	15,343	801,365

Eagle Materials, Inc.	1,679	249,096

Louisiana-Pacific Corp.	7,549	444,863

Masco Corp.	835	54,734

MasTec, Inc.*	3,852	343,329

Mohawk Industries, Inc.*	1,879	332,978

Quanta Services, Inc.	5,049	612,343

Trane Technologies plc	4,194	758,820

Trex Co., Inc.*	4,766	507,102

Watsco, Inc.	1,099	318,248

		5,161,381

INVESTMENTS	SHARES	VALUE($)

Consumer Services — 0.6%

AMERCO	165	121,604

Copart, Inc.*	4,839	751,448

H&R Block, Inc.	5,699	131,476

Rollins, Inc.	6,609	232,835

		1,237,363

Electricity — 1.5%

AES Corp. (The)	20,416	513,054

Eversource Energy	6,352	539,285

NextEra Energy, Inc.	22,268	1,900,129

Southern Co. (The)	6,342	395,233

		3,347,701

Electronic & Electrical Equipment — 1.7%

Johnson Controls International plc	12,197	894,894

Keysight Technologies, Inc.*	4,108	739,522

Mettler-Toledo International, Inc.*	481	712,303

Waters Corp.*	1,066	391,809

Xylem, Inc.	3,313	432,645

Zebra Technologies Corp., Class A*	1,215	648,749

		3,819,922

Finance & Credit Services — 1.5%

Ally Financial, Inc.	10,843	517,645

Moody’s Corp.	2,402	970,768

Morningstar, Inc.	645	204,304

MSCI, Inc.	1,402	932,162

OneMain Holdings, Inc.	4,809	253,963

SLM Corp.	22,648	415,591

		3,294,433

Food Producers — 1.8%

Archer-Daniels-Midland Co.	9,326	599,102

Beyond Meat, Inc.* (a)	1,782	176,382

Bunge Ltd.	6,815	631,342

Conagra Brands, Inc.	9,233	297,303

Corteva, Inc.	16,251	701,231

Darling Ingredients, Inc.*	7,310	617,841

Freshpet, Inc.*	1,163	181,323

Hain Celestial Group, Inc. (The)*	2,934	131,648

Herbalife Nutrition Ltd.*	4,339	201,330

Kraft Heinz Co. (The)	10,239	367,478

McCormick & Co., Inc. (Non-Voting)	1,182	94,832

Pilgrim’s Pride Corp.*	3,941	110,978

		4,110,790

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	189

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Gas, Water & Multi-utilities — 0.6%

American Water Works Co., Inc.	3,965	690,624

National Fuel Gas Co.	2,296	131,859

WEC Energy Group, Inc.	5,695	512,892

		1,335,375

General Industrials — 0.5%

AptarGroup, Inc.	1,280	154,598

Crown Holdings, Inc.	4,638	482,306

RPM International, Inc.	2,438	212,594

Valmont Industries, Inc.	949	226,773

		1,076,271

Health Care Providers — 1.9%

Acadia Healthcare Co., Inc.*	1,581	98,022

DaVita, Inc.*	3,662	378,065

HCA Healthcare, Inc.	1,551	388,463

Humana, Inc.	1,002	464,086

UnitedHealth Group, Inc.	4,582	2,109,874

Veeva Systems, Inc., Class A*	2,623	831,517

		4,270,027

Household Goods & Home Construction — 0.5%

DR Horton, Inc.	3,025	270,042

PulteGroup, Inc.	9,660	464,453

Tempur Sealy International, Inc.	6,647	295,592

		1,030,087

Industrial Engineering — 1.7%

AGCO Corp.	3,561	435,190

Caterpillar, Inc.	6,669	1,360,542

Deere & Co.	3,558	1,217,939

Generac Holdings, Inc.*	1,525	760,304

		3,773,975

Industrial Materials — 0.2%

Avery Dennison Corp.	2,566	558,669

Industrial Metals & Mining — 0.8%

Cleveland-Cliffs, Inc.* (a)	9,048	218,147

Fastenal Co.	2,956	168,729

Freeport-McMoRan, Inc.	16,992	640,938

Nucor Corp.	6,429	717,798

		1,745,612

Industrial Support Services — 3.4%

American Express Co.	3,620	629,083

Bill.com Holdings, Inc.*	2,125	625,409

Capital One Financial Corp.	6,797	1,026,551

Cintas Corp.	1,658	718,080

INVESTMENTS	SHARES	VALUE($)

Industrial Support Services — continued

Paylocity Holding Corp.*	1,833	559,322

PayPal Holdings, Inc.*	11,646	2,708,743

Square, Inc., Class A*	5,087	1,294,641

		7,561,829

Industrial Transportation — 2.7%

FedEx Corp.	3,483	820,351

JB Hunt Transport Services, Inc.	2,943	580,330

Kansas City Southern	2,060	639,115

Norfolk Southern Corp.	3,693	1,082,234

Old Dominion Freight Line, Inc.	2,380	812,413

Ryder System, Inc.	2,777	235,906

United Parcel Service, Inc., Class B	8,283	1,768,172

		5,938,521

Investment Banking & Brokerage Services — 6.0%

Affiliated Managers Group, Inc.	2,872	482,151

Ameriprise Financial, Inc.	1,806	545,647

Ares Management Corp.	3,938	333,706

BlackRock, Inc.	1,726	1,628,412

Blackstone, Inc.	9,570	1,324,679

Broadridge Financial Solutions, Inc.	3,065	546,827

Charles Schwab Corp. (The)	14,467	1,186,728

Evercore, Inc., Class A	3,163	480,270

Goldman Sachs Group, Inc. (The)	3,291	1,360,335

Interactive Brokers Group, Inc., Class A	655	46,407

Invesco Ltd.	16,714	424,703

Jefferies Financial Group, Inc.	13,782	592,626

KKR & Co., Inc.	11,840	943,293

LPL Financial Holdings, Inc.	3,451	566,033

Morgan Stanley	16,507	1,696,589

Nasdaq, Inc.	1,989	417,431

T. Rowe Price Group, Inc.	2,953	640,447

		13,216,284

Leisure Goods — 0.6%

Garmin Ltd.	3,864	554,870

Mattel, Inc.*	10,728	233,978

Pool Corp.	1,222	629,526

		1,418,374

Media — 0.6%

Interpublic Group of Cos., Inc. (The)	15,100	552,207

Trade Desk, Inc. (The), Class A*	9,316	697,862

		1,250,069

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Medical Equipment & Services — 6.3%

10X Genomics, Inc., Class A* (a)	2,526	407,368

Agilent Technologies, Inc.	5,195	818,161

Bio-Rad Laboratories, Inc., Class A*	716	568,991

Bio-Techne Corp.	1,189	622,620

Danaher Corp.	7,002	2,183,013

Dexcom, Inc.*	1,485	925,467

IDEXX Laboratories, Inc.*	1,393	927,933

Insulet Corp.*	1,887	585,008

Intuitive Surgical, Inc.*	4,089	1,476,661

Masimo Corp.*	384	108,879

Quest Diagnostics, Inc.	3,803	558,204

Repligen Corp.*	1,972	572,866

ResMed, Inc.	2,751	723,265

STERIS plc	673	157,307

Thermo Fisher Scientific, Inc.	4,227	2,675,987

West Pharmaceutical Services, Inc.	1,595	685,659

		13,997,389

Non-life Insurance — 1.7%

American Financial Group, Inc.	1,139	154,950

Aon plc, Class A	3,212	1,027,583

Arthur J Gallagher & Co.	4,514	756,862

Brown & Brown, Inc.	8,941	564,266

Erie Indemnity Co., Class A	455	93,644

Marsh & McLennan Cos., Inc.	6,548	1,092,206

		3,689,511

Non-Renewable Energy — 2.2%

Antero Midstream Corp.	35,565	378,411

Baker Hughes Co.	11,937	299,380

Cheniere Energy, Inc.*	4,112	425,181

Chevron Corp.	11,829	1,354,302

Devon Energy Corp.	13,222	529,938

Hess Corp.	4,975	410,786

Pioneer Natural Resources Co.	2,550	476,799

Targa Resources Corp.	10,814	591,201

Texas Pacific Land Corp.	282	359,175

		4,825,173

Personal Care, Drug & Grocery Stores — 1.9%

Albertsons Cos., Inc., Class A (a)	4,963	153,605

Casey’s General Stores, Inc.	1,539	294,780

Church & Dwight Co., Inc.	1,125	98,280

Kroger Co. (The)	15,266	610,945

Procter & Gamble Co. (The)	19,058	2,725,103

Spectrum Brands Holdings, Inc.	2,478	232,313

		4,115,026

INVESTMENTS	SHARES	VALUE($)

Personal Goods — 2.4%

Capri Holdings Ltd.*	8,941	476,019

Deckers Outdoor Corp.*	1,299	513,508

Estee Lauder Cos., Inc. (The), Class A	3,337	1,082,289

NIKE, Inc., Class B	13,831	2,313,788

Tapestry, Inc.	13,152	512,665

Under Armour, Inc., Class A*	20,342	446,710

		5,344,979

Pharmaceuticals, Biotechnology & Marijuana Producers — 4.2%

Acceleron Pharma, Inc.*	3,307	576,013

Alnylam Pharmaceuticals, Inc.*	3,120	497,827

Bristol-Myers Squibb Co.	9,007	526,009

Catalent, Inc.*	4,484	618,164

Charles River Laboratories International, Inc.*	1,307	586,425

Eli Lilly & Co.	8,233	2,097,439

Guardant Health, Inc.*	200	23,358

Horizon Therapeutics plc*	5,746	689,003

Moderna, Inc.*	4,088	1,411,218

Seagen, Inc.*	3,335	588,061

United Therapeutics Corp.*	2,097	400,024

Zoetis, Inc.	6,221	1,344,980

		9,358,521

Real Estate Investment & Services — 0.5%

CBRE Group, Inc., Class A*	7,024	731,058

CoStar Group, Inc.*	1,026	88,287

Jones Lang LaSalle, Inc.*	1,581	408,262

		1,227,607

Real Estate Investment Trusts — 2.7%

Alexandria Real Estate Equities, Inc.	2,477	505,655

Crown Castle International Corp.	4,775	860,932

CubeSmart	3,805	209,313

Extra Space Storage, Inc.	3,408	672,637

Gaming and Leisure Properties, Inc.	5,657	274,308

Invitation Homes, Inc.	12,975	535,219

Iron Mountain, Inc.	10,693	488,029

Life Storage, Inc.	4,045	541,261

Medical Properties Trust, Inc.	4,547	96,987

Omega Healthcare Investors, Inc.	594	17,440

Prologis, Inc.	8,432	1,222,303

Weyerhaeuser Co.	17,456	623,528

		6,047,612

Renewable Energy — 0.5%

Enphase Energy, Inc.*	3,382	783,373

Plug Power, Inc.* (a)	10,098	386,450

		1,169,823

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	191

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Retailers — 6.6%

AutoNation, Inc.*	3,953	478,787

Bath & Body Works, Inc.	8,886	613,934

Burlington Stores, Inc.*	1,571	434,052

Costco Wholesale Corp.	4,523	2,223,235

Dick’s Sporting Goods, Inc.	3,662	454,857

Etsy, Inc.*	2,845	713,213

Five Below, Inc.*	2,265	446,885

GameStop Corp., Class A* (a)	2,707	496,762

Gap, Inc. (The)	14,886	337,763

Home Depot, Inc. (The)	10,610	3,944,161

Kohl’s Corp.	9,152	444,147

O’Reilly Automotive, Inc.*	576	358,456

Penske Automotive Group, Inc.	1,599	169,574

Qurate Retail, Inc., Series A	14,802	154,533

Target Corp.	6,273	1,628,596

TJX Cos., Inc. (The)	15,054	985,886

Victoria’s Secret & Co.*	2,630	132,736

Williams-Sonoma, Inc.	3,083	572,606

		14,590,183

Software & Computer Services — 18.0%

Adobe, Inc.*	4,821	3,135,386

Alphabet, Inc., Class A*	1,376	4,074,226

Anaplan, Inc.*	4,359	284,250

ANSYS, Inc.*	1,921	729,173

Atlassian Corp. plc, Class A*	2,351	1,077,064

Autodesk, Inc.*	3,515	1,116,399

Avalara, Inc.*	2,760	495,806

Cadence Design Systems, Inc.*	5,135	888,920

Ceridian HCM Holding, Inc.*	4,823	604,081

Cloudflare, Inc., Class A*	5,698	1,109,515

Crowdstrike Holdings, Inc., Class A*	3,148	887,106

Datadog, Inc., Class A*	5,278	881,690

Dell Technologies, Inc., Class C*	6,230	685,238

DocuSign, Inc.*	2,636	733,572

Dolby Laboratories, Inc., Class A	449	39,669

DXC Technology Co.*	9,425	306,972

Dynatrace, Inc.*	7,984	598,800

EPAM Systems, Inc.*	1,157	778,939

Everbridge, Inc.*	620	98,772

Five9, Inc.*	2,763	436,582

Fortinet, Inc.*	2,554	859,012

Gartner, Inc.*	2,109	699,998

HubSpot, Inc.*	1,012	819,953

InterActiveCorp.*	3,258	496,421

Intuit, Inc.	2,989	1,871,084

INVESTMENTS	SHARES	VALUE($)

Software & Computer Services — continued

Manhattan Associates, Inc.*	2,497	453,305

Match Group, Inc.*	3,816	575,377

Microsoft Corp.	14,409	4,778,313

MongoDB, Inc.*	1,107	577,068

NCR Corp.*	5,164	204,185

Nuance Communications, Inc.*	9,644	530,902

Okta, Inc.*	2,655	656,263

Palo Alto Networks, Inc.*	1,800	916,362

Paycom Software, Inc.*	1,209	662,351

Pegasystems, Inc.	2,799	332,297

Pinterest, Inc., Class A*	10,402	464,345

salesforce.com, Inc.*	4,136	1,239,518

ServiceNow, Inc.*	2,273	1,586,008

Smartsheet, Inc., Class A*	1,126	77,705

Synopsys, Inc.*	2,648	882,261

Twilio, Inc., Class A*	2,331	679,160

Twitter, Inc.*	1,511	80,899

Tyler Technologies, Inc.*	1,176	638,827

Vimeo, Inc.*	3,266	110,162

Zscaler, Inc.*	2,194	699,579

		39,853,515

Technology Hardware & Equipment — 12.1%

Advanced Micro Devices, Inc.*	14,885	1,789,624

Apple, Inc.	25,770	3,860,346

Applied Materials, Inc.	10,914	1,491,398

Broadcom, Inc.	4,270	2,270,231

CDW Corp.	3,185	594,480

Cirrus Logic, Inc.*	1,042	84,204

Corning, Inc.	16,037	570,436

Entegris, Inc.	4,592	646,462

HP, Inc.	11,474	348,006

KLA Corp.	2,598	968,430

Lam Research Corp.	1,867	1,052,185

Marvell Technology, Inc.	14,523	994,825

Monolithic Power Systems, Inc.	1,262	663,131

NVIDIA Corp.	19,001	4,857,986

NXP Semiconductors NV (China)	4,118	827,141

ON Semiconductor Corp.*	13,254	637,120

Qorvo, Inc.*	1,953	328,553

QUALCOMM, Inc.	6,851	911,457

Skyworks Solutions, Inc.	3,568	596,320

SYNNEX Corp.	1,746	183,330

Teradyne, Inc.	4,516	624,292

Texas Instruments, Inc.	9,899	1,855,865

Universal Display Corp.	317	58,074

Wolfspeed, Inc.*	4,516	542,417

		26,756,313

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Telecommunications Equipment — 1.0%

Arista Networks, Inc.*	1,091	446,972

Cisco Systems, Inc.	13,388	749,326

Motorola Solutions, Inc.	3,259	810,155

Ubiquiti, Inc.	592	180,874

		2,187,327

Telecommunications Service Providers — 1.7%

Charter Communications, Inc., Class A*	1,689	1,139,889

Comcast Corp., Class A	12,899	663,396

Liberty Broadband Corp., Class C*	3,565	579,134

Roku, Inc.*	2,214	675,049

T-Mobile US, Inc.*	7,230	831,667

		3,889,135

Tobacco — 0.5%

Altria Group, Inc.	4,481	197,657

Philip Morris International, Inc.	10,850	1,025,759

		1,223,416

Travel & Leisure — 2.1%

Boyd Gaming Corp.*	7,856	501,056

Chipotle Mexican Grill, Inc.*	482	857,492

Choice Hotels International, Inc.	1,639	230,476

Hilton Worldwide Holdings, Inc.*	4,682	673,974

Peloton Interactive, Inc., Class A*	5,698	521,025

Starbucks Corp.	13,703	1,453,477

Yum China Holdings, Inc. (China)	8,734	498,537

		4,736,037

Waste & Disposal Services — 0.5%

Republic Services, Inc.	4,627	622,794

Waste Management, Inc.	2,553	409,067

		1,031,861

Total Common Stocks (Cost $172,745,486)		221,608,400

INVESTMENTS	SHARES	VALUE($)

Short-Term Investments — 0.8%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $155,476)	155,476	155,476

Investment of Cash Collateral from Securities Loaned — 0.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $1,686,209)	1,686,209	1,686,209

Total Short-term Investments (Cost $1,841,685)		1,841,685

Total Investments — 100.7% (Cost $174,587,171)		223,450,085
Liabilities in Excess of Other Assets — (0.7%)		(1,591,914)

NET ASSETS — 100.0%		221,858,171

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $1,660,608.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Micro E-Mini S&P 500 Index	8	12/2021	USD	183,980	8,904

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	193

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%

Aerospace & Defense — 0.5%

Lockheed Martin Corp.	5,725	1,902,532

Automobiles & Parts — 0.4%

Gentex Corp.	25,087	887,829

Genuine Parts Co.	5,188	680,199

		1,568,028

Banks — 0.6%

Bank of Hawaii Corp.	5,102	431,119

Commerce Bancshares, Inc.	10,827	763,412

US Bancorp	20,712	1,250,383

		2,444,914

Beverages — 0.5%

Brown-Forman Corp., Class B	9,586	650,794

Monster Beverage Corp.*	13,885	1,180,225

		1,831,019

Chemicals — 0.8%

Air Products and Chemicals, Inc.	4,457	1,336,253

Celanese Corp.	6,268	1,012,345

CF Industries Holdings, Inc.	9,618	546,303

NewMarket Corp.	1,239	421,272

		3,316,173

Construction & Materials — 0.8%

Acuity Brands, Inc.	3,414	701,338

AO Smith Corp.	8,448	617,295

Lennox International, Inc.	1,779	532,419

Louisiana-Pacific Corp.	4,808	283,335

Watsco, Inc.	3,037	879,455

		3,013,842

Consumer Services — 1.1%

Copart, Inc.*	8,775	1,362,670

eBay, Inc. (a)	20,791	1,595,086

Frontdoor, Inc.*	7,083	264,054

Grand Canyon Education, Inc.*	4,643	370,047

Rollins, Inc.	23,375	823,501

		4,415,358

Electricity — 1.3%

AES Corp. (The)	12,012	301,862

Evergy, Inc.	8,796	560,745

Hawaiian Electric Industries, Inc.	7,019	284,691

IDACORP, Inc.	5,361	559,259

NextEra Energy, Inc.	36,763	3,136,987

Pinnacle West Capital Corp.	345	22,249

Vistra Corp.	12,348	241,897

		5,107,690

INVESTMENTS	SHARES	VALUE($)

Electronic & Electrical Equipment — 1.9%

Allegion plc	6,299	808,162

Donaldson Co., Inc.	10,260	615,703

IDEX Corp.	4,608	1,025,602

Keysight Technologies, Inc.*	7,332	1,319,907

Mettler-Toledo International, Inc.*	873	1,292,808

Rockwell Automation, Inc.	4,175	1,333,495

Waters Corp.*	2,848	1,046,782

		7,442,459

Finance & Credit Services — 1.5%

FactSet Research Systems, Inc.	2,641	1,172,314

Moody’s Corp.	4,582	1,851,815

Morningstar, Inc.	1,184	375,032

S&P Global, Inc.	5,655	2,681,375

		6,080,536

Food Producers — 0.4%

Flowers Foods, Inc.	10,685	264,454

General Mills, Inc.	4,626	285,887

Hershey Co. (The)	5,115	896,915

		1,447,256

Gas, Water & Multi-utilities — 0.5%

National Fuel Gas Co.	9,878	567,293

UGI Corp.	7,010	304,304

WEC Energy Group, Inc.	10,911	982,645

		1,854,242

General Industrials — 1.2%

3M Co.	12,992	2,321,411

Honeywell International, Inc.	1,619	353,946

Illinois Tool Works, Inc.	8,373	1,907,955

		4,583,312

Health Care Providers — 0.7%

Cerner Corp.	15,142	1,124,899

Chemed Corp.	1,777	856,958

DaVita, Inc.*	6,883	710,601

Premier, Inc., Class A	5,677	221,119

		2,913,577

Industrial Engineering — 1.0%

Brunswick Corp.	5,572	518,698

Cummins, Inc.	5,054	1,212,151

Graco, Inc.	12,672	952,681

Lincoln Electric Holdings, Inc.	5,936	845,286

Toro Co. (The)	3,522	336,245

		3,865,061

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Metals & Mining — 0.3%

Fastenal Co.	5,689	324,728

Reliance Steel & Aluminum Co.	3,215	469,904

Southern Copper Corp. (Peru)	5,845	350,642

		1,145,274

Industrial Support Services — 6.9%

Accenture plc, Class A	12,710	4,560,221

Automatic Data Processing, Inc.	10,704	2,402,941

Cintas Corp.	3,169	1,372,494

Jack Henry & Associates, Inc. (a)	4,355	725,020

Mastercard, Inc., Class A	16,640	5,583,053

MSC Industrial Direct Co., Inc., Class A	5,957	500,805

Paychex, Inc.	11,926	1,470,237

Robert Half International, Inc.	9,329	1,054,830

Verisk Analytics, Inc.	5,835	1,226,926

Visa, Inc., Class A	29,133	6,169,495

Vontier Corp.	11,505	389,214

Western Union Co. (The) (a)	29,290	533,664

WW Grainger, Inc.	2,264	1,048,481

		27,037,381

Industrial Transportation — 1.2%

Allison Transmission Holdings, Inc.	12,669	422,638

Landstar System, Inc.	3,203	563,119

Union Pacific Corp.	14,269	3,444,537

United Parcel Service, Inc., Class B	1,532	327,036

		4,757,330

Investment Banking & Brokerage Services — 3.9%

Berkshire Hathaway, Inc., Class B*	18,628	5,346,422

BlackRock, Inc.	2,726	2,571,872

Broadridge Financial Solutions, Inc.	6,457	1,151,994

Cboe Global Markets, Inc.	4,812	634,895

Intercontinental Exchange, Inc.	11,221	1,553,660

MarketAxess Holdings, Inc.	1,299	530,862

Nasdaq, Inc.	5,839	1,225,431

SEI Investments Co.	10,418	656,751

T. Rowe Price Group, Inc.	6,432	1,394,972

Virtu Financial, Inc., Class A	14,516	361,158

		15,428,017

Leisure Goods — 1.1%

Electronic Arts, Inc.	9,468	1,327,887

Polaris, Inc.	3,444	395,888

Pool Corp.	2,208	1,137,473

Take-Two Interactive Software, Inc.*	2,490	450,690

YETI Holdings, Inc.*	9,172	901,883

		4,213,821

INVESTMENTS	SHARES	VALUE($)

Life Insurance — 0.5%

Aflac, Inc.	21,275	1,141,829

Globe Life, Inc.	7,126	634,357

		1,776,186

Media — 0.8%

Interpublic Group of Cos., Inc. (The)	27,318	999,019

Omnicom Group, Inc.	9,352	636,684

Sirius XM Holdings, Inc. (a)	112,492	685,077

World Wrestling Entertainment, Inc., Class A(a)	10,332	631,182

		2,951,962

Medical Equipment & Services — 1.8%

Abbott Laboratories	4,659	600,499

Bio-Techne Corp.	2,162	1,132,131

Edwards Lifesciences Corp.*	16,521	1,979,546

IDEXX Laboratories, Inc.*	2,512	1,673,344

Quidel Corp.*	4,094	543,560

ResMed, Inc.	4,985	1,310,606

		7,239,686

Mortgage Real Estate Investment Trusts — 0.1%

AGNC Investment Corp.	36,030	573,598

Non-life Insurance — 4.1%

Allstate Corp. (The)	10,553	1,305,089

Aon plc, Class A	6,329	2,024,774

Arch Capital Group Ltd.*	18,517	774,381

Arthur J Gallagher & Co.	8,273	1,387,134

Brown & Brown, Inc.	17,081	1,077,982

Chubb Ltd.	7,607	1,486,256

Erie Indemnity Co., Class A	3,047	627,103

Fidelity National Financial, Inc.	13,588	651,001

Hanover Insurance Group, Inc. (The)	1,715	216,090

Marsh & McLennan Cos., Inc.	13,180	2,198,424

Progressive Corp. (The)	17,403	1,651,197

RenaissanceRe Holdings Ltd. (Bermuda)	3,052	432,773

Travelers Cos., Inc. (The)	7,184	1,155,762

White Mountains Insurance Group Ltd.	184	194,118

WR Berkley Corp.	9,756	776,578

		15,958,662

Non-Renewable Energy — 2.7%

Antero Midstream Corp.	43,648	464,415

Chevron Corp.	29,721	3,402,757

Coterra Energy, Inc.	101,302	2,159,759

EOG Resources, Inc.	21,003	1,941,937

Kinder Morgan, Inc.	47,021	787,602

NOV, Inc.*	36,925	517,688

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	195

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Non-Renewable Energy — continued

Targa Resources Corp.	14,765	807,203

Texas Pacific Land Corp.	472	601,172

		10,682,533

Personal Care, Drug & Grocery Stores — 2.8%

Albertsons Cos., Inc., Class A (a)	9,774	302,505

Church & Dwight Co., Inc.	7,301	637,815

Clorox Co. (The)	5,314	866,235

Colgate-Palmolive Co.	21,899	1,668,485

Kimberly-Clark Corp.	400	51,796

McKesson Corp.	6,027	1,252,893

Procter & Gamble Co. (The)	44,817	6,408,383

		11,188,112

Personal Goods — 1.3%

Carter’s, Inc.	7,788	767,274

Deckers Outdoor Corp.*	2,352	929,769

Estee Lauder Cos., Inc. (The), Class A	5,166	1,675,489

NIKE, Inc., Class B	10,564	1,767,251

		5,139,783

Pharmaceuticals, Biotechnology & Marijuana Producers — 9.6%

AbbVie, Inc.	31,856	3,652,928

Amgen, Inc.	11,984	2,480,328

Biogen, Inc.*	3,387	903,245

CureVac NV (Germany)* (a)	6,301	252,481

Eli Lilly & Co.	15,297	3,897,064

Gilead Sciences, Inc.	26,990	1,751,111

Illumina, Inc.*	3,608	1,497,537

Johnson & Johnson	39,653	6,458,681

Merck & Co., Inc.	49,409	4,350,462

Moderna, Inc.*	7,391	2,551,447

Pfizer, Inc.	107,714	4,711,410

Regeneron Pharmaceuticals, Inc.*	2,004	1,282,440

Vertex Pharmaceuticals, Inc.*	8,111	1,499,967

Zoetis, Inc.	11,470	2,479,814

		37,768,915

Precious Metals & Mining — 0.4%

Newmont Corp.	18,413	994,302

Royal Gold, Inc.	5,504	545,006

		1,539,308

Real Estate Investment & Services — 0.3%

CBRE Group, Inc., Class A*	12,593	1,310,679

Real Estate Investment Trusts — 3.0%

American Tower Corp.	9,772	2,755,411

Camden Property Trust	3,355	547,200

INVESTMENTS	SHARES	VALUE($)

Real Estate Investment Trusts — continued

CoreSite Realty Corp.	4,312	614,287

Equity LifeStyle Properties, Inc.	10,056	849,833

Equity Residential	6,390	552,096

Extra Space Storage, Inc.	6,168	1,217,378

Gaming and Leisure Properties, Inc.	7,322	355,044

Lamar Advertising Co., Class A	8,106	917,599

Life Storage, Inc.	4,385	586,757

Public Storage	4,818	1,600,443

Simon Property Group, Inc.	7,703	1,129,106

Weyerhaeuser Co.	18,940	676,537

		11,801,691

Renewable Energy — 0.1%

Shoals Technologies Group, Inc., Class A*	12,648	391,961

Retailers — 9.2%

Amazon.com, Inc.*	1,074	3,621,990

AutoZone, Inc.*	858	1,531,393

Best Buy Co., Inc.	10,731	1,311,757

Costco Wholesale Corp.	8,899	4,374,214

Dick’s Sporting Goods, Inc.	6,636	824,258

Dollar General Corp.	7,363	1,631,052

Etsy, Inc.*	5,610	1,406,371

Foot Locker, Inc.	13,094	624,191

Home Depot, Inc. (The)	19,726	7,332,943

Kohl’s Corp.	1,865	90,508

Lowe’s Cos., Inc.	452	105,687

Ollie’s Bargain Outlet Holdings, Inc.* (a)	8,387	567,464

O’Reilly Automotive, Inc.*	2,449	1,524,062

Ross Stores, Inc.	12,650	1,431,980

Target Corp.	11,300	2,933,706

TJX Cos., Inc. (The)	30,661	2,007,989

Tractor Supply Co.	5,731	1,244,601

Ulta Beauty, Inc.*	2,912	1,069,752

Victoria’s Secret & Co.*	12,929	652,527

Walmart, Inc.	5,890	880,084

Williams-Sonoma, Inc. (a)	5,577	1,035,816

		36,202,345

Software & Computer Services — 17.7%

Adobe, Inc.*	8,960	5,827,226

Akamai Technologies, Inc.*	7,889	831,974

Alphabet, Inc., Class A*	2,726	8,071,468

Amdocs Ltd.	6,897	536,862

Aspen Technology, Inc.*	5,435	851,610

Autodesk, Inc.*	6,296	1,999,673

Cadence Design Systems, Inc.*	9,190	1,590,881

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Software & Computer Services — continued

CDK Global, Inc.	6,624	288,276

Citrix Systems, Inc.	5,783	547,824

Cognizant Technology Solutions Corp., Class A	17,186	1,342,055

Crowdstrike Holdings, Inc., Class A*	5,153	1,452,115

Dell Technologies, Inc., Class C*	8,070	887,619

Dolby Laboratories, Inc., Class A	9,107	804,603

DoorDash, Inc., Class A*	4,173	812,900

Dropbox, Inc., Class A*	16,641	507,384

Dynatrace, Inc.*	8,446	633,450

EPAM Systems, Inc.*	2,096	1,411,111

F5 Networks, Inc.*	2,817	594,810

Fortinet, Inc.*	4,630	1,557,254

Gartner, Inc.*	3,826	1,269,888

International Business Machines Corp.	18,495	2,313,725

Intuit, Inc.	5,547	3,472,367

Manhattan Associates, Inc.*	5,762	1,046,033

Meta Platforms, Inc., Class A*	20,837	6,742,228

Microsoft Corp.	26,037	8,634,390

NortonLifeLock, Inc.	22,534	573,490

Oracle Corp.	36,167	3,469,862

Palo Alto Networks, Inc.*	3,226	1,642,324

Paycom Software, Inc.*	2,066	1,131,858

ServiceNow, Inc.*	3,523	2,458,209

SS&C Technologies Holdings, Inc.	8,795	698,939

Synopsys, Inc.*	4,801	1,599,597

Teradata Corp.*	6,672	377,368

Tyler Technologies, Inc.*	303	164,596

VeriSign, Inc.*	4,547	1,012,481

VMware, Inc., Class A* (a)	6,696	1,015,783

Zoom Video Communications, Inc., Class A*	4,499	1,235,650

		69,407,883

Technology Hardware & Equipment — 12.1%

Amphenol Corp., Class A	7,881	605,024

Analog Devices, Inc.	13,565	2,353,392

Apple, Inc.	50,032	7,494,794

Applied Materials, Inc.	19,241	2,629,283

Broadcom, Inc.	8,128	4,321,414

CDW Corp.	4,199	783,743

Cirrus Logic, Inc.*	3,309	267,400

Intel Corp.	73,205	3,587,045

IPG Photonics Corp.*	2,785	442,843

KLA Corp.	4,439	1,654,682

Microchip Technology, Inc.	13,020	964,652

NetApp, Inc.	8,377	748,066

NVIDIA Corp.	34,344	8,780,730

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — continued

NXP Semiconductors NV (China)	5,794	1,163,783

Qorvo, Inc.*	5,863	986,332

QUALCOMM, Inc.	23,779	3,163,558

Skyworks Solutions, Inc.	5,202	869,410

SYNNEX Corp.	4,465	468,825

Teradyne, Inc.	8,511	1,176,561

Texas Instruments, Inc.	19,294	3,617,239

Xilinx, Inc.	9,019	1,623,420

		47,702,196

Telecommunications Equipment — 1.8%

Cisco Systems, Inc.	80,946	4,530,548

Lumentum Holdings, Inc.*	10,013	826,874

Motorola Solutions, Inc.	5,011	1,245,684

Ubiquiti, Inc.	2,066	631,225

		7,234,331

Telecommunications Service Providers — 1.1%

AT&T, Inc.	9,850	248,811

Cable One, Inc.	8	13,690

Verizon Communications, Inc.	78,492	4,159,291

		4,421,792

Tobacco — 0.9%

Altria Group, Inc.	44,324	1,955,132

Philip Morris International, Inc.	14,828	1,401,839

		3,356,971

Travel & Leisure — 2.1%

Copa Holdings SA, Class A (Panama)*	5,744	424,826

McDonald’s Corp.	14,422	3,541,322

Starbucks Corp. (a)	25,878	2,744,880

Yum! Brands, Inc.	10,830	1,353,100

		8,064,128

Waste & Disposal Services — 0.9%

Clean Harbors, Inc.*	2,775	312,299

Republic Services, Inc.	9,654	1,299,428

Stericycle, Inc.*	3,059	204,708

Waste Management, Inc.	11,004	1,763,171

		3,579,606

Total Common Stocks (Cost $328,329,696)		392,660,150

Short-term Investments — 2.1%

Investment Companies — 0.0% (b)

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d) (Cost $244,069)	244,069	244,069

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	197

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Short-term Investments — continued

Investment of Cash Collateral from Securities Loaned — 2.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (c) (d)	6,249,325	6,249,325

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	1,942,017	1,942,017

Total Investment Of Cash Collateral from Securities Loaned (Cost $8,191,342)		8,191,342

Total Short-term Investments (Cost $8,435,411)		8,435,411

Total Investments — 102.0% (Cost $336,765,107)		401,095,561
Liabilities in Excess of Other Assets — (2.0%)		(7,891,470)

NET ASSETS — 100.0%		393,204,091

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $7,965,279.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Micro E-Mini S&P 500 Index	12	12/2021	USD	275,970	15,477

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%

Aerospace & Defense — 1.7%

General Dynamics Corp.	6,061	1,228,868

Huntington Ingalls Industries, Inc.	2,503	507,433

L3Harris Technologies, Inc.	6,377	1,470,154

Northrop Grumman Corp.	3,640	1,300,281

Raytheon Technologies Corp.	18,790	1,669,679

Textron, Inc.	9,934	733,626

		6,910,041

Automobiles & Parts — 2.2%

BorgWarner, Inc.	22,471	1,012,768

Ford Motor Co.*	126,918	2,167,760

General Motors Co.*	33,642	1,831,134

Gentex Corp.	27,190	962,254

Genuine Parts Co.	8,134	1,066,449

Lear Corp.	4,225	726,066

LKQ Corp.*	20,215	1,113,442

		8,879,873

Banks — 5.4%

Bank OZK (a)	6,169	275,569

BOK Financial Corp. (a)	5,089	514,854

Citigroup, Inc.	44,916	3,106,391

Citizens Financial Group, Inc.	25,650	1,215,297

Comerica, Inc.	13,295	1,131,272

Fifth Third Bancorp	30,453	1,325,619

First Hawaiian, Inc.	19,320	533,039

First Horizon Corp.	59,333	1,006,881

FNB Corp.	73,439	855,564

KeyCorp	55,640	1,294,743

M&T Bank Corp.	8,483	1,248,019

New York Community Bancorp, Inc.	71,327	886,595

PacWest Bancorp	6,818	323,650

People’s United Financial, Inc.	34,250	587,045

Popular, Inc. (Puerto Rico)	11,724	954,803

Prosperity Bancshares, Inc.	3,793	285,651

Regions Financial Corp.	56,496	1,337,825

Synovus Financial Corp.	15,155	706,071

Truist Financial Corp.	31,090	1,973,282

Umpqua Holdings Corp.	24,534	501,720

US Bancorp	7,035	424,703

Webster Financial Corp.	5,957	333,354

Zions Bancorp NA	10,054	633,301

		21,455,248

Beverages — 0.1%

Molson Coors Beverage Co., Class B	12,219	538,736

INVESTMENTS	SHARES	VALUE($)

Chemicals — 0.7%

CF Industries Holdings, Inc.	10,351	587,937

Chemours Co. (The)	15,032	421,197

Eastman Chemical Co.	580	60,337

Huntsman Corp.	19,002	619,085

LyondellBasell Industries NV, Class A	11,143	1,034,293

		2,722,849

Construction & Materials — 0.7%

Acuity Brands, Inc.	2,920	599,855

MDU Resources Group, Inc.	15,094	463,839

Mohawk Industries, Inc.*	5,073	898,986

Owens Corning	9,831	918,314

		2,880,994

Consumer Services — 1.0%

AMERCO	306	225,519

eBay, Inc.	21,279	1,632,525

Grand Canyon Education, Inc.*	4,648	370,446

H&R Block, Inc.	33,547	773,929

Service Corp. International	15,243	1,043,993

		4,046,412

Electricity — 1.8%

Avangrid, Inc. (a)	7,437	391,930

Consolidated Edison, Inc.	12,718	958,937

DTE Energy Co.	7,349	833,009

Evergy, Inc.	9,820	626,025

Hawaiian Electric Industries, Inc.	11,352	460,437

OGE Energy Corp.	9,176	312,626

Pinnacle West Capital Corp.	12,226	788,455

PPL Corp.	37,496	1,079,885

Public Service Enterprise Group, Inc.	12,868	820,979

Southern Co. (The)	16,541	1,030,835

		7,303,118

Electronic & Electrical Equipment — 2.1%

Crane Co.	8,818	910,723

Emerson Electric Co.	16,845	1,634,133

Hubbell, Inc.	4,867	970,334

Johnson Controls International plc	22,592	1,657,575

MKS Instruments, Inc.	3,790	568,690

nVent Electric plc	26,286	931,839

Pentair plc	13,017	962,867

Regal Rexnord Corp.	5,959	907,734

		8,543,895

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	199

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Finance & Credit Services — 0.8%

Ally Financial, Inc.	18,488	882,617

MGIC Investment Corp.	37,568	607,099

OneMain Holdings, Inc.	15,745	831,493

Santander Consumer USA Holdings, Inc.	21,305	888,419

		3,209,628

Food Producers — 2.2%

Archer-Daniels-Midland Co.	9,288	596,661

Bunge Ltd.	2,157	199,825

Campbell Soup Co.	17,069	681,907

Conagra Brands, Inc. (a)	25,836	831,919

Flowers Foods, Inc.	25,891	640,802

General Mills, Inc.	21,025	1,299,345

Ingredion, Inc.	9,016	858,594

JM Smucker Co. (The) (a)	7,248	890,489

Kellogg Co.	10,069	617,230

Kraft Heinz Co. (The)	29,724	1,066,794

Tyson Foods, Inc., Class A	13,951	1,115,661

		8,799,227

Gas, Water & Multi-utilities — 0.7%

Duke Energy Corp.	18,821	1,919,930

National Fuel Gas Co.	8,083	464,207

UGI Corp.	11,067	480,418

		2,864,555

General Industrials — 3.2%

3M Co.	11,146	1,991,567

Amcor plc	52,618	635,099

Berry Global Group, Inc.*	8,268	541,885

Carlisle Cos., Inc.	4,665	1,039,922

Dover Corp.	6,977	1,179,671

DuPont de Nemours, Inc.	3,997	278,191

Eaton Corp. plc	11,390	1,876,617

Graphic Packaging Holding Co.	37,836	754,072

Packaging Corp. of America	6,711	921,890

Parker-Hannifin Corp.	4,661	1,382,406

Silgan Holdings, Inc.	15,032	604,286

Sonoco Products Co.	10,478	607,200

WestRock Co.	17,273	830,831

		12,643,637

Health Care Providers — 4.3%

Anthem, Inc.	5,841	2,541,594

Centene Corp.*	15,463	1,101,584

Cerner Corp.	11,156	828,779

Cigna Corp.	8,980	1,918,218

INVESTMENTS	SHARES	VALUE($)

Health Care Providers — continued

Encompass Health Corp.	4,867	309,347

Humana, Inc.	3,510	1,625,692

Premier, Inc., Class A	12,674	493,652

UnitedHealth Group, Inc.	16,971	7,814,636

Universal Health Services, Inc., Class B	5,800	719,780

		17,353,282

Household Goods & Home Construction — 1.7%

DR Horton, Inc.	13,941	1,244,513

Leggett & Platt, Inc.	17,623	825,638

Lennar Corp., Class A	12,036	1,202,757

Newell Brands, Inc.	37,428	856,727

PulteGroup, Inc.	19,215	923,857

Toll Brothers, Inc.	14,397	866,268

Whirlpool Corp.	4,653	980,992

		6,900,752

Industrial Engineering — 1.8%

AGCO Corp.	6,822	833,717

Brunswick Corp.	5,670	527,820

Caterpillar, Inc.	12,745	2,600,107

Cummins, Inc.	5,350	1,283,144

Snap-on, Inc.	4,182	849,908

Stanley Black & Decker, Inc.	6,592	1,184,780

		7,279,476

Industrial Materials — 0.2%

International Paper Co.	13,340	662,598

Sylvamo Corp.*	1,207	33,989

		696,587

Industrial Metals & Mining — 0.6%

Nucor Corp.	11,876	1,325,955

Reliance Steel & Aluminum Co.	5,735	838,228

Timken Co. (The)	5,518	391,502

		2,555,685

Industrial Support Services — 1.5%

ADT, Inc. (a)	50,932	425,282

Alliance Data Systems Corp.	6,215	529,829

Capital One Financial Corp.	12,455	1,881,079

ManpowerGroup, Inc.	7,446	719,656

MSC Industrial Direct Co., Inc., Class A	8,768	737,126

Robert Half International, Inc.	2,891	326,885

Synchrony Financial	22,363	1,038,761

Western Union Co. (The)	21,080	384,078

		6,042,696

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Transportation — 2.2%

Allison Transmission Holdings, Inc.	13,506	450,560

Knight-Swift Transportation Holdings, Inc.	9,653	547,229

Norfolk Southern Corp.	7,271	2,130,766

Oshkosh Corp.	7,358	787,306

PACCAR, Inc.	11,988	1,074,365

Ryder System, Inc.	10,078	856,126

Schneider National, Inc., Class B	16,215	404,402

Union Pacific Corp.	10,782	2,602,775

		8,853,529

Investment Banking & Brokerage Services — 1.5%

Bank of New York Mellon Corp. (The)	27,992	1,657,126

Franklin Resources, Inc.	17,608	554,476

Invesco Ltd.	37,609	955,645

Jefferies Financial Group, Inc.	25,445	1,094,135

State Street Corp.	14,081	1,387,682

Virtu Financial, Inc., Class A	8,212	204,315

		5,853,379

Leisure Goods — 1.1%

Garmin Ltd.	7,039	1,010,800

Harley-Davidson, Inc.	22,922	836,424

Hasbro, Inc.	10,147	971,677

Polaris, Inc.	7,548	867,643

Thor Industries, Inc.	7,893	804,770

		4,491,314

Life Insurance — 1.5%

Lincoln National Corp.	14,924	1,076,767

MetLife, Inc.	24,964	1,567,739

Principal Financial Group, Inc.	15,680	1,051,971

Prudential Financial, Inc.	14,018	1,542,681

Unum Group	32,749	834,117

		6,073,275

Media — 2.1%

Discovery, Inc., Class A* (a)	30,939	725,210

Fox Corp., Class A	27,016	1,073,616

Interpublic Group of Cos., Inc. (The)	27,927	1,021,290

Liberty Media Corp.-Liberty SiriusXM, Class C*	16,073	792,720

News Corp., Class A	23,669	542,020

Nexstar Media Group, Inc., Class A	6,180	926,567

Nielsen Holdings plc	43,975	890,494

Omnicom Group, Inc.	14,369	978,242

ViacomCBS, Inc.	29,050	1,052,191

World Wrestling Entertainment, Inc., Class A (a)	5,699	348,152

		8,350,502

INVESTMENTS	SHARES	VALUE($)

Medical Equipment & Services — 2.6%

Baxter International, Inc.	6,905	545,219

Becton Dickinson and Co.	6,714	1,608,607

Hill-Rom Holdings, Inc.	6,154	953,255

Laboratory Corp. of America Holdings*	2,744	787,583

Medtronic plc	28,234	3,384,127

PerkinElmer, Inc.	4,461	789,106

Quest Diagnostics, Inc.	7,163	1,051,385

Quidel Corp.* (a)	3,352	445,045

Zimmer Biomet Holdings, Inc.	5,313	760,397

		10,324,724

Mortgage Real Estate Investment Trusts — 0.8%

AGNC Investment Corp.	58,003	923,408

Annaly Capital Management, Inc.	115,509	977,206

New Residential Investment Corp.	38,131	433,168

Starwood Property Trust, Inc.	28,467	725,054

		3,058,836

Non-life Insurance — 1.2%

Assured Guaranty Ltd.	16,106	895,172

Everest Re Group Ltd.	2,070	541,305

First American Financial Corp.	12,667	926,464

Hartford Financial Services Group, Inc. (The)	7,450	543,329

Mercury General Corp.	7,217	393,254

Old Republic International Corp.	38,184	986,293

Reinsurance Group of America, Inc.	4,231	499,596

		4,785,413

Non-Renewable Energy — 2.8%

Antero Midstream Corp.	40,532	431,261

Baker Hughes Co.	18,389	461,196

Chevron Corp.	19,131	2,190,308

ConocoPhillips	3,789	282,243

Coterra Energy, Inc.	26,045	555,279

Exxon Mobil Corp.	50,639	3,264,696

HollyFrontier Corp.	12,855	434,499

Kinder Morgan, Inc.	69,245	1,159,854

ONEOK, Inc.	14,153	900,414

Valero Energy Corp.	6,480	501,098

Williams Cos., Inc. (The)	33,452	939,667

		11,120,515

Personal Care, Drug & Grocery Stores — 1.6%

Albertsons Cos., Inc., Class A (a)	26,477	819,463

CVS Health Corp.	30,352	2,709,826

Kroger Co. (The)	29,499	1,180,550

Spectrum Brands Holdings, Inc.	5,225	489,844

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	201

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Personal Care, Drug & Grocery Stores — continued

Walgreens Boots Alliance, Inc.	26,235	1,233,570

		6,433,253

Personal Goods — 0.8%

Carter’s, Inc.	4,621	455,261

Columbia Sportswear Co.	2,247	233,328

Hanesbrands, Inc.	42,154	718,304

PVH Corp.*	5,819	636,191

Ralph Lauren Corp.	4,216	536,149

Tapestry, Inc.	14,117	550,281

		3,129,514

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.7%

Amgen, Inc.	9,923	2,053,763

Biogen, Inc.*	2,601	693,635

Bristol-Myers Squibb Co.	13,684	799,146

Cardinal Health, Inc.	11,843	566,214

Gilead Sciences, Inc.	28,156	1,826,761

Johnson & Johnson	39,978	6,511,617

Merck & Co., Inc.	47,629	4,193,733

Perrigo Co. plc	10,344	467,032

Pfizer, Inc.	103,716	4,536,538

Sage Therapeutics, Inc.*	9,400	379,384

United Therapeutics Corp.*	3,444	656,977

		22,684,800

Real Estate Investment & Services — 0.2%

Jones Lang LaSalle, Inc.*	2,720	702,386

Real Estate Investment Trusts — 2.9%

Brixmor Property Group, Inc.	5,149	120,693

Cousins Properties, Inc.	7,369	291,886

EPR Properties	5,728	287,603

Equity Residential	10,446	902,534

Highwoods Properties, Inc.	12,657	567,540

Iron Mountain, Inc. (a)	13,250	604,730

Kilroy Realty Corp.	7,184	484,058

Kimco Realty Corp.	45,703	1,032,888

Medical Properties Trust, Inc.	34,980	746,123

National Retail Properties, Inc.	10,815	490,568

Omega Healthcare Investors, Inc.	17,035	500,148

Regency Centers Corp.	8,465	596,021

Simon Property Group, Inc.	7,114	1,042,770

SL Green Realty Corp. (a)	12,428	870,830

Ventas, Inc.	11,942	637,345

VICI Properties, Inc.	20,683	607,046

Vornado Realty Trust	9,269	395,137

Welltower, Inc.	11,791	947,996

WP Carey, Inc.	7,690	592,976

		11,718,892

INVESTMENTS	SHARES	VALUE($)

Retailers — 6.4%

Advance Auto Parts, Inc.	5,096	1,149,250

AutoNation, Inc.*	8,302	1,005,538

Best Buy Co., Inc.	11,143	1,362,120

Dick’s Sporting Goods, Inc.	6,800	844,628

Dollar General Corp.	6,165	1,365,671

Dollar Tree, Inc.*	7,406	798,071

Foot Locker, Inc.	15,454	736,692

Gap, Inc. (The)	29,780	675,708

Home Depot, Inc. (The)	9,783	3,636,732

Kohl’s Corp.	16,753	813,023

Lithia Motors, Inc., Class A	2,936	937,230

Lowe’s Cos., Inc.	2,804	655,631

Penske Automotive Group, Inc.	9,634	1,021,686

Qurate Retail, Inc., Series A	80,480	840,211

Target Corp.	11,572	3,004,323

Tractor Supply Co.	5,257	1,141,663

Victoria’s Secret & Co.*	6,823	344,357

Walmart, Inc.	29,249	4,370,386

Williams-Sonoma, Inc.	5,732	1,064,604

		25,767,524

Software & Computer Services — 14.5%

Akamai Technologies, Inc.*	7,738	816,050

Alphabet, Inc., Class A*	2,771	8,204,709

Amdocs Ltd.	11,780	916,955

Aspen Technology, Inc.*	2,798	438,419

Black Knight, Inc.*	7,753	543,563

CACI International, Inc., Class A*	1,971	566,938

CDK Global, Inc.	11,561	503,135

Change Healthcare, Inc.*	26,478	570,071

Citrix Systems, Inc.	5,742	543,940

Cognizant Technology Solutions Corp., Class A	17,464	1,363,764

Dell Technologies, Inc., Class C*	9,190	1,010,808

Dolby Laboratories, Inc., Class A	5,183	457,918

Dun & Bradstreet Holdings, Inc.*	18,055	340,156

DXC Technology Co.*	17,517	570,529

F5 Networks, Inc.* (a)	3,574	754,650

Gartner, Inc.*	2,989	992,079

Hewlett Packard Enterprise Co.	68,128	998,075

InterActiveCorp.*	4,211	641,630

International Business Machines Corp.	18,063	2,259,681

Intuit, Inc.	4,987	3,121,812

Leidos Holdings, Inc.	8,765	876,325

Meta Platforms, Inc., Class A*	21,220	6,866,155

Microsoft Corp.	26,586	8,816,448

N-Able, Inc.*	8,995	119,627

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Software & Computer Services — continued

NCR Corp.*	14,152	559,570

NortonLifeLock, Inc.	30,138	767,012

Oracle Corp.	36,411	3,493,271

PTC, Inc.*	4,322	550,407

Roper Technologies, Inc.	2,587	1,262,120

salesforce.com, Inc.*	15,618	4,680,558

Science Applications International Corp.	7,672	688,792

SolarWinds Corp. (a)	15,098	243,078

SS&C Technologies Holdings, Inc.	11,079	880,448

Synopsys, Inc.*	3,805	1,267,750

Teradata Corp.*	13,524	764,918

VMware, Inc., Class A* (a)	4,015	609,076

		58,060,437

Technology Hardware & Equipment — 14.9%

Amphenol Corp., Class A	15,114	1,160,302

Analog Devices, Inc.	13,848	2,402,489

Apple, Inc.	51,746	7,751,551

Applied Materials, Inc.	21,079	2,880,445

Arrow Electronics, Inc.*	4,882	565,091

Avnet, Inc.	18,914	720,813

Broadcom, Inc.	8,279	4,401,696

Brooks Automation, Inc.	5,744	668,889

CDW Corp.	6,180	1,153,497

Cirrus Logic, Inc.*	6,166	498,274

Corning, Inc.	25,996	924,678

Entegris, Inc.	8,769	1,234,500

HP, Inc.	45,510	1,380,318

Intel Corp.	82,207	4,028,143

IPG Photonics Corp.*	2,863	455,246

Jabil, Inc.	9,161	549,294

KLA Corp.	4,879	1,818,696

Lam Research Corp.	3,683	2,075,628

Marvell Technology, Inc.	23,526	1,611,531

Microchip Technology, Inc.	17,192	1,273,755

Micron Technology, Inc.	29,744	2,055,310

Monolithic Power Systems, Inc.	2,045	1,074,566

National Instruments Corp.	11,519	489,212

NetApp, Inc.	11,200	1,000,160

NXP Semiconductors NV (China)	6,594	1,324,471

ON Semiconductor Corp.*	24,520	1,178,676

Qorvo, Inc.*	6,177	1,039,157

QUALCOMM, Inc.	24,261	3,227,683

Skyworks Solutions, Inc.	6,898	1,152,863

SYNNEX Corp.	6,823	716,415

Teradyne, Inc.	8,983	1,241,810

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — continued

Texas Instruments, Inc.	19,581	3,671,046

Universal Display Corp.	2,543	465,878

Vertiv Holdings Co.	19,631	504,124

Western Digital Corp.*	15,432	806,939

Xerox Holdings Corp.	34,050	606,090

Xilinx, Inc.	9,199	1,655,820

		59,765,056

Telecommunications Equipment — 1.2%

Cisco Systems, Inc.	72,061	4,033,254

Juniper Networks, Inc.	24,803	732,185

		4,765,439

Telecommunications Service Providers — 1.7%

AT&T, Inc.	136,840	3,456,578

Comcast Corp., Class A	28,280	1,454,441

DISH Network Corp., Class A*	21,727	892,328

Lumen Technologies, Inc. (a)	66,856	792,912

Verizon Communications, Inc.	3,266	173,065

		6,769,324

Tobacco — 0.7%

Altria Group, Inc.	41,364	1,824,566

Philip Morris International, Inc.	8,777	829,778

		2,654,344

Travel & Leisure — 0.5%

Aramark	285	10,397

Copa Holdings SA, Class A (Panama)* (a)	8,328	615,939

Travel + Leisure Co.	13,525	734,949

Vail Resorts, Inc.	184	63,427

Wendy’s Co. (The)	20,215	450,794

Wyndham Hotels & Resorts, Inc.	1,656	139,882

		2,015,388

Total Common Stocks (Cost $390,021,122)		399,004,535

Short-Term Investments — 2.3%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $682,276)	682,276	682,276

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	203

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2021 (continued)

INVESTMENTS	SHARES	VALUE($)

Short-Term Investments — continued

Investment of Cash Collateral from Securities Loaned — 2.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	7,298,070	7,298,070

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	1,292,238	1,292,238

Total Investment of Cash Collateral from Securities Loaned (Cost $8,590,308)		8,590,308

Total Short-term Investments (Cost $9,272,584)		9,272,584

Total Investments — 101.9% (Cost $399,293,706)		408,277,119
Liabilities in Excess of Other Assets — (1.9%)		(7,697,632)

NET ASSETS — 100.0%		400,579,487

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 is $8,251,973.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of October 31, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

S&P 500 E-Mini Index	8	12/2021	USD	1,839,900	32,521

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2021

	JPMorgan ActiveBuilders Emerging Markets Equity ETF (formerly known as JPMorgan Emerging Markets Equity Core ETF)	JPMorgan ActiveBuilders International Equity ETF	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia ex-Japan ETF
ASSETS:
Investments in non-affiliates, at value	$321,697,096	$28,733,444	$6,040,333,207		$4,085,469,519
Investments in affiliates, at value	3,609,948	429,423	—		—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	1,214,086	124,086	531,651,896		152,270,191
Cash	237,372	54,408	246,683		4,318,183
Foreign currency, at value	287,326	62,311	15,466,705		21,043,020
Deposits at broker for futures contracts	—	—	1,544,926		1,898,554
Segregated cash balance with Authorized Participant for deposit securities	—	—	17,881,607		943,894
Receivables:
Due from custodian	—	82,189	—		—
Investment securities sold	—	558,506	—		—
Dividends from non-affiliates	230,677	50,829	14,358,186		1,004,667
Dividends from affiliates	7	1	—		—
Tax reclaims	1,030	3,719	2,196		183,091
Securities lending income (See Note 2.C.)	1,368	193	118,918		66,632
Variation margin on futures contracts	—	—	183,818		—
Due from Authorized Participant	—	—	17,030,102		—

Total Assets	327,278,910	30,099,109	6,638,818,244		4,267,197,751

LIABILITIES:
Payables:
Investment securities purchased	—	548,944	17,030,102		—
Collateral received on securities loaned (See Note 2.C.)	1,214,086	124,086	531,651,896		152,270,191
Variation margin on futures contracts	—	—	—		190,814
Collateral upon return of deposit securities	—	—	17,881,607		943,894
Accrued liabilities:
Management fees (See Note 3.A.)	91,434	6,123	986,020		674,305
Deferred foreign capital gains tax	109,430	—	—		—

Total Liabilities	1,414,950	679,153	567,549,625		154,079,204

Net Assets	$325,863,960	$29,419,956	$6,071,268,619		$4,113,118,547

NET ASSETS:
Paid-in-Capital	$336,675,029	$28,789,940	$4,515,742,454		$3,853,456,518
Total distributable earnings (loss)	(10,811,069)	630,016	1,555,526,165		259,662,029

Total Net Assets	$325,863,960	$29,419,956	$6,071,268,619		$4,113,118,547

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	6,800,000	600,000	89,548,911	(a)	72,298,641	(a)

Net asset value, per share	$47.92	$49.03	$67.80	(a)	$56.89	(a)

Cost of investments in non-affiliates	$334,489,054	$28,236,150	$4,394,807,173		$3,781,649,035
Cost of investments in affiliates	3,609,948	429,423	—		—
Cost of foreign currency	282,453	62,290	15,013,297		20,491,381
Investment securities on loan, at value (See Note 2.C.)	1,140,813	121,730	495,464,412		143,997,226
Cost of investment of cash collateral (See Note 2.C.)	1,214,086	124,086	531,651,896		152,270,191

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	205

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2021 (continued)

	JPMorgan BetaBuilders Europe ETF		JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF		JPMorgan BetaBuilders U.S. Equity ETF
ASSETS:
Investments in non-affiliates, at value	$9,371,165,755		$3,645,818,685	$7,793,264,027		$769,337,607
Investments in affiliates, at value	—		20,389,345	—		12,424,323
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	163,727,564		34,747,329	19,991,774		561,034
Cash	3,958,564		—	—		83,626
Foreign currency, at value	18,493,127		—	6,333,286		—
Deposits at broker for futures contracts	6,231,995		—	3,304,347		263,000
Segregated cash balance with Authorized Participant for deposit securities	209,139,760		—	—		—
Receivables:
Investment securities sold	7,684,637		1,966,770	250,047,845		—
Dividends from non-affiliates	6,275,471		8,689,691	67,937,881		503,303
Dividends from affiliates	—		15	—		2
Tax reclaims	15,689,504		3,846,848	19,174		—
Securities lending income (See Note 2.C.)	98,120		32,097	36,330		876
Variation margin on futures contracts	526,409		1,988,884	—		9,035
Due from Authorized Participant	197,376,294		—	—		—

Total Assets	10,000,367,200		3,717,479,664	8,140,934,664		783,182,806

LIABILITIES:
Payables:
Due to Authorized Participant	—		—	147,133,145		—
Due to custodian	—		24,573	4,891,964		—
Foreign currency due to custodian, at value	—		1,855,638	—		—
Investment securities purchased	199,317,004		476,655	—		—
Collateral received on securities loaned (See Note 2.C.)	163,727,564		34,747,329	19,991,774		561,034
Fund shares redeemed	—		—	102,879,189		—
Variation margin on futures contracts	—		—	22,860		—
Collateral upon return of deposit securities	209,139,760		—	—		—
Accrued liabilities:
Management fees (See Note 3.A.)	729,494		234,791	1,477,879		15,800

Total Liabilities	572,913,822		37,338,986	276,396,811		576,834

Net Assets	$9,427,453,378		$3,680,140,678	$7,864,537,853		$782,605,972

NET ASSETS:
Paid-in-Capital	$8,755,941,360		$3,060,343,448	$7,320,623,085		$645,245,554
Total distributable earnings (loss)	671,512,018		619,797,230	543,914,768		137,360,418

Total Net Assets	$9,427,453,378		$3,680,140,678	$7,864,537,853		$782,605,972

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	157,799,596	(a)	60,800,000	137,597,548	(a)	9,300,000

Net asset value, per share	$59.74	(a)	$60.53	$57.16	(a)	$84.15

Cost of investments in non-affiliates	$8,641,754,741		$3,038,064,392	$7,318,796,650		$632,986,951
Cost of investments in affiliates	—		20,389,345	—		10,350,628
Cost of foreign currency	18,600,915		—	6,338,612		—
Investment securities on loan, at value (See Note 2.C.)	149,597,822		29,092,658	10,857,812		535,954
Cost of investment of cash collateral (See Note 2.C.)	163,727,564		34,747,329	19,991,774		561,034

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF

ASSETS:
Investments in non-affiliates, at value	$1,693,195,078	$435,922,157	$24,893,297	$153,592,767
Investments in affiliates, at value	4,743,180	5,825,244	9,966	703,142
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	70,250,952	11,679,894	—	449,126
Cash	166	7,980	285	123,073
Foreign currency, at value	—	—	—	129,771
Deposits at broker for futures contracts	389,000	343,000	12,000	13,000
Receivables:
Investment securities sold	—	8,300,482	—	—
Dividends from non-affiliates	383,092	107,629	21,290	214,562
Dividends from affiliates	4	4	—	—
Tax reclaims	—	—	—	3,104
Securities lending income (See Note 2.C.)	16,109	25,135	—	408
Variation margin on futures contracts	4,200	2,242	63	—

Total Assets	1,768,981,781	462,213,767	24,936,901	155,228,953

LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	70,250,952	11,679,894	—	449,126
Fund shares redeemed	—	8,436,328	—	—
Variation margin on futures contracts	—	—	—	2,730
Accrued liabilities:
Management fees (See Note 3.A.)	106,715	36,055	3,507	59,353
Deferred foreign capital gains tax	—	—	—	834,996

Total Liabilities	70,357,667	20,152,277	3,507	1,346,205

Net Assets	$1,698,624,114	$442,061,490	$24,933,394	$153,882,748

NET ASSETS:
Paid-in-Capital	$1,436,789,217	$426,354,262	$20,484,833	$165,789,199
Total distributable earnings (loss)	261,834,897	15,707,228	4,448,561	(11,906,451)

Total Net Assets	$1,698,624,114	$442,061,490	$24,933,394	$153,882,748

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	18,150,000	6,550,000	400,000	2,700,000

Net asset value, per share	$93.59	$67.49	$62.33	$56.99

Cost of investments in non-affiliates	$1,424,117,276	$414,981,861	$20,438,856	$134,045,239
Cost of investments in affiliates	4,743,180	5,825,244	9,966	703,142
Cost of foreign currency	—	—	—	100,380
Investment securities on loan, at value (See Note 2.C.)	69,113,144	11,381,330	—	424,925
Cost of investment of cash collateral (See Note 2.C.)	70,250,952	11,679,894	—	449,126

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	207

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2021 (continued)

	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF

ASSETS:
Investments in non-affiliates, at value	$833,874,902	$705,861,370	$238,624,336	$175,871,725
Investments in affiliates, at value	332,532	1,191,071	356,647	337,403
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	8,108,648	23,691,306	3,874,792	19,576,750
Cash	—	349	167	98,207
Foreign currency, at value	32,730	—	—	—
Deposits at broker for futures contracts	333,600	127,300	15,000	29,000
Receivables:
Investment securities sold	3,439,932	2,371,130	745,794	—
Dividends from non-affiliates	2,916,266	564,588	114,751	61,263
Dividends from affiliates	1	1	—	—
Tax reclaims	1,378,483	—	—	—
Securities lending income (See Note 2.C.)	7,471	2,062	691	6,157
Variation margin on futures contracts	—	4,749	473	150

Total Assets	850,424,565	733,813,926	243,732,651	195,980,655

LIABILITIES:
Payables:
Due to custodian	1,870	—	—	—
Collateral received on securities loaned (See Note 2.C.)	8,108,648	23,691,306	3,874,792	19,576,750
Variation margin on futures contracts	29,436	—	—	—
Other	—	—	—	98,201
Accrued liabilities:
Management fees (See Note 3.A.)	268,389	110,046	49,147	43,518

Total Liabilities	8,408,343	23,801,352	3,923,939	19,718,469

Net Assets	$842,016,222	$710,012,574	$239,808,712	$176,262,186

NET ASSETS:
Paid-in-Capital	$877,549,532	$576,476,313	$197,316,941	$159,570,612
Total distributable earnings (loss)	(35,533,310)	133,536,261	42,491,771	16,691,574

Total Net Assets	$842,016,222	$710,012,574	$239,808,712	$176,262,186

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	13,800,000	7,000,000	2,600,000	3,900,000

Net asset value, per share	$61.02	$101.43	$92.23	$45.20

Cost of investments in non-affiliates	$774,634,656	$541,459,114	$183,688,496	$148,492,973
Cost of investments in affiliates	332,532	1,191,071	356,647	337,403
Cost of foreign currency	59,386	—	—	—
Investment securities on loan, at value (See Note 2.C.)	7,566,675	23,441,694	3,726,508	18,940,884
Cost of investment of cash collateral (See Note 2.C.)	8,108,648	23,691,306	3,874,812	19,576,750

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	JPMorgan International Growth ETF	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF

ASSETS:
Investments in non-affiliates, at value	$60,774,802	$48,415,522	$20,113,557
Investments in affiliates, at value	446,263	80,127	24,381
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	51,770
Cash	54,619	3,852	1,156
Deposits at broker for futures contracts	—	9,630	4,000
Segregated cash balance with Authorized Participant for deposit securities	1,680,592	—	—
Receivables:
Investment securities sold	—	245,664	—
Fund shares sold	—	6,548,064	—
Dividends from non-affiliates	11,734	63,174	19,615
Tax reclaims	32,108	—	—
Securities lending income (See Note 2.C.)	—	4	10
Variation margin on futures contracts	—	396	60
Due from Authorized Participant	1,328,610	—	—

Total Assets	64,328,728	55,366,433	20,214,549

LIABILITIES:
Payables:
Investment securities purchased	1,328,610	6,519,700	—
Collateral received on securities loaned (See Note 2.C.)	—	—	51,770
Collateral upon return of deposit securities	1,680,592	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	27,576	4,455	2,131

Total Liabilities	3,036,778	6,524,155	53,901

Net Assets	$61,291,950	$48,842,278	$20,160,648

NET ASSETS:
Paid-in-Capital	$49,762,364	$49,208,712	$21,368,332
Total distributable earnings (loss)	11,529,586	(366,434)	(1,207,684)

Total Net Assets	$61,291,950	$48,842,278	$20,160,648

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	775,000	1,500,000	550,000

Net asset value, per share	$79.09	$32.56	$36.66

Cost of investments in non-affiliates	$49,824,943	$46,891,431	$17,875,777
Cost of investments in affiliates	446,263	80,127	24,381
Investment securities on loan, at value (See Note 2.C.)	—	—	52,244
Cost of investment of cash collateral (See Note 2.C.)	—	—	51,777

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	209

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2021 (continued)

	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF

ASSETS:
Investments in non-affiliates, at value	$221,608,400	$392,660,150	$399,004,535
Investments in affiliates, at value	155,476	244,069	682,276
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	1,686,209	8,191,342	8,590,308
Cash	9	7,803	22,636
Deposits at broker for futures contracts	10,780	47,610	100,300
Receivables:
Investment securities sold	—	—	31,941,357
Fund shares sold	—	—	1,392
Dividends from non-affiliates	105,780	280,075	401,968
Securities lending income (See Note 2.C.)	281	4,568	4,327
Variation margin on futures contracts	536	778	2,838

Total Assets	223,567,471	401,436,395	440,751,937

LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	1,686,209	8,191,342	8,590,308
Fund shares redeemed	—	—	31,527,356
Accrued liabilities:
Management fees (See Note 3.A.)	23,091	40,962	54,786

Total Liabilities	1,709,300	8,232,304	40,172,450

Net Assets	$221,858,171	$393,204,091	$400,579,487

NET ASSETS:
Paid-in-Capital	$177,657,692	$336,796,248	$412,984,976
Total distributable earnings (loss)	44,200,479	56,407,843	(12,405,489)

Total Net Assets	$221,858,171	$393,204,091	$400,579,487

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	4,650,000	9,050,000	10,800,000

Net asset value, per share	$47.71	$43.45	$37.09

Cost of investments in non-affiliates	$172,745,486	$328,329,696	$390,021,122
Cost of investments in affiliates	155,476	244,069	682,276
Investment securities on loan, at value (See Note 2.C.)	1,660,608	7,965,279	8,251,973
Cost of investment of cash collateral (See Note 2.C.)	1,686,209	8,191,342	8,590,308

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

	JPMorgan ActiveBuilders Emerging Markets Equity ETF (formerly known as JPMorgan Emerging Markets Equity Core ETF) (a)		JPMorgan ActiveBuilders International Equity ETF (b)	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$2		$—	$520	$29
Interest income from affiliates	104		—	200	175
Dividend income from non-affiliates	3,170,816		226,675	144,483,171	127,043,537
Dividend income from affiliates	312		15	—	—
Non-cash dividend income from non-affiliates	216,228		15,682	—	23,452,941
Income from securities lending (net) (See Note 2.C.)	2,291		250	1,566,700	2,473,978
Foreign taxes withheld (net)	(334,461)		(16,763)	(19,902,907)	(1,312,566)

Total investment income	3,055,292		225,859	126,147,684	151,658,094

EXPENSES:
Management fees (See Note 3.A.)	418,749		22,839	9,726,400	6,484,147
Interest expense to non-affiliates	—		—	2,011	7,237
Interest expense to affiliates	2,549		8	1,235	929

Total expenses	421,298		22,847	9,729,646	6,492,313

Less expense reimbursements from affiliates (See Note 3.A.)	(45,162)		—	—	—

Net expenses	376,136		22,847	9,729,646	6,492,313

Net investment income (loss)	2,679,156		203,012	116,418,038	145,165,781

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(623,842	)(c)	(67,008)	(249,375)	(35,204,314)
In-kind redemptions of investments in non-affiliates (See Note 4)	—		—	47,674,992	28,234,941
Futures contracts	—		—	7,090,962	2,203,651
Foreign currency transactions	29,893		(2,339)	899,529	(2,188,452)

Net realized gain (loss)	(593,949)		(69,347)	55,416,108	(6,954,174)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(12,901,388	)(d)	497,294	1,734,162,516	397,222,305
Investments in affiliates	—		—	—	497
Futures contracts	—		—	2,012,182	52,662
Foreign currency translations	5,112		(943)	80,920	694,408

Change in net unrealized appreciation/depreciation	(12,896,276)		496,351	1,736,255,618	397,969,872

Net realized/unrealized gains (losses)	(13,490,225)		427,004	1,791,671,726	391,015,698

Change in net assets resulting from operations	$(10,811,069)		$630,016	$1,908,089,764	$536,181,479

(a)	Commencement of operations was March 10, 2021.
(b)	Commencement of operations was July 7, 2021.
(c)	Net of foreign capital gains tax of $(2,487).
(d)	Net of change in foreign capital gains tax of $(109,430).

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	211

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021 (continued)

	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$32	$—
Interest income from affiliates	—	797	—	—
Dividend income from non-affiliates	180,399,801	93,155,569	180,305,093	6,475,934
Dividend income from affiliates	—	1,355	—	154,617
Non-cash dividend income from non-affiliates	29,562,130	10,665,551	—	—
Income from securities lending (net) (See Note 2.C.)	2,684,781	931,294	329,936	5,138
Foreign taxes withheld (net)	(19,979,073)	(8,624,118)	(17,914,655)	—

Total investment income	192,667,639	96,130,448	162,720,406	6,635,689

EXPENSES:
Management fees (See Note 3.A.)	5,789,550	2,317,139	15,297,547	100,002
Interest expense to non-affiliates	44,084	3,726	11,017	36
Interest expense to affiliates	92,200	14,748	77,388	—

Total expenses	5,925,834	2,335,613	15,385,952	100,038

Net investment income (loss)	186,741,805	93,794,835	147,334,454	6,535,651

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(42,004,061)	(5,974,529)	(35,116,801)	(1,496,850)
Investments in affiliates	—	—	—	(30,116)
In-kind redemptions of investments in non-affiliates (See Note 4)	209,312,151	60,231,634	494,504,581	16,343,718
In-kind redemptions of investments in affiliates (See Note 4)	—	—	—	114,531
Futures contracts	6,435,954	3,135,086	8,701,992	513,692
Foreign currency transactions	(570,344)	22,522	(175,620)	—

Net realized gain (loss)	173,173,700	57,414,713	467,914,152	15,444,975

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,262,720,099	604,286,203	441,266,669	121,525,682
Investments in affiliates	5,824	200	797	2,234,757
Futures contracts	3,528,984	808,312	899,693	163,903
Foreign currency translations	(542,117)	(218,118)	(1,908,838)	—

Change in net unrealized appreciation/depreciation	1,265,712,790	604,876,597	440,258,321	123,924,342

Net realized/unrealized gains (losses)	1,438,886,490	662,291,310	908,172,473	139,369,317

Change in net assets resulting from operations	$1,625,628,295	$756,086,145	$1,055,506,927	$145,904,968

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	JPMorgan Carbon Transition U.S. Equity ETF (b)	JPMorgan Diversified Return Emerging Markets Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1	$2	$—	$84
Interest income from affiliates	—	—	—	49
Dividend income from non-affiliates	14,819,871	2,963,750	317,526	8,114,138
Dividend income from affiliates	1,361	787	8	12
Non-cash dividend income from non-affiliates	2,437,540	—	—	—
Income from securities lending (net) (See Note 2.C.)	183,272	98,940	—	1,910
Foreign taxes withheld (net)	—	—	—	(816,210)

Total investment income	17,442,045	3,063,479	317,534	7,299,983

EXPENSES:
Management fees (See Note 3.A.)	1,099,041	258,599	33,812	888,150
Interest expense to non-affiliates	212	100	—	—
Interest expense to affiliates	—	—	—	50

Total expenses	1,099,253	258,699	33,812	888,200

Net investment income (loss)	16,342,792	2,804,780	283,722	6,411,783

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(10,936,145)	(6,148,544)	(53,095)	6,065,122 (c)
In-kind redemptions of investments in non-affiliates (See Note 4)	202,142,718	16,887,846	1,351,715	6,900,303
Futures contracts	314,924	68,200	3,946	(74,672)
Foreign currency transactions	—	—	—	(29,026)

Net realized gain (loss)	191,521,497	10,807,502	1,302,566	12,861,727

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	307,897,935	20,940,296	4,454,441	35,130,987 (d)
Futures contracts	189,684	144,399	1,055	(4,151)
Foreign currency translations	—	—	—	39,042

Change in net unrealized appreciation/depreciation	308,087,619	21,084,695	4,455,496	35,165,878

Net realized/unrealized gains (losses)	499,609,116	31,892,197	5,758,062	48,027,605

Change in net assets resulting from operations	$515,951,908	$34,696,977	$6,041,784	$54,439,388

(a)	Commencement of operations was November 16, 2020.
(b)	Commencement of operations was December 9, 2020.
(c)	Net of foreign capital gains tax of $(420,807).
(d)	Net of change in foreign capital gains tax of $(357,012).

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	213

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021 (continued)

	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$403,028	$—	$—	$4
Interest income from affiliates	98	—	—	—
Dividend income from non-affiliates	29,809,884	13,385,820	4,441,169	2,377,406
Dividend income from affiliates	1,106	298	110	112
Non-cash dividend income from non-affiliates	3,565,000	—	—	—
Income from securities lending (net) (See Note 2.C.)	263,930	27,993	13,703	90,479
Foreign taxes withheld (net)	(2,860,124)	—	—	—

Total investment income	31,182,922	13,414,111	4,454,982	2,468,001

EXPENSES:
Management fees (See Note 3.A.)	3,290,283	1,187,391	592,509	504,263
Interest expense to non-affiliates	1,390	266	—	—
Interest expense to affiliates	656	—	—	—

Total expenses	3,292,329	1,187,657	592,509	504,263

Net investment income (loss)	27,890,593	12,226,454	3,862,473	1,963,738

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	17,326,726	10,164,123	2,442,831	1,582,455
Investments in affiliates	(775)	—	—	—
In-kind redemptions of investments in non-affiliates (See Note 4)	29,520,169	43,632,055	38,101,223	32,825,184
Futures contracts	1,438,378	318,234	74,541	145,732
Foreign currency transactions	33,469	—	—	—

Net realized gain (loss)	48,317,967	54,114,412	40,618,595	34,553,371

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	134,256,855	144,757,584	45,269,920	42,611,934
Investments in affiliates	273	701	(20)	2,800
Futures contracts	339,987	74,479	(6,000)	11,512
Foreign currency translations	(153,230)	—	—	—

Change in net unrealized appreciation/depreciation	134,443,885	144,832,764	45,263,900	42,626,246

Net realized/unrealized gains (losses)	182,761,852	198,947,176	85,882,495	77,179,617

Change in net assets resulting from operations	$210,652,445	$211,173,630	$89,744,968	$79,143,355

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	JPMorgan International Growth ETF	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$133	$—	$—
Dividend income from non-affiliates	493,299	883,518	419,282
Dividend income from affiliates	74	14	10
Income from securities lending (net) (See Note 2.C.)	—	4,382	973
Foreign taxes withheld (net)	(46,173)	—	—

Total investment income	447,333	887,914	420,265

EXPENSES:
Management fees (See Note 3.A.)	306,545	35,203	25,285
Interest expense to affiliates	109	—	—

Total expenses	306,654	35,203	25,285

Net investment income (loss)	140,679	852,711	394,980

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	483,880	73,796	329,028
In-kind redemptions of investments in non-affiliates (See Note 4)	2,685,734	4,137,788	1,384,970
Futures contracts	—	23,891	17,971
Foreign currency transactions	(3,792)	—	—

Net realized gain (loss)	3,165,822	4,235,475	1,731,969

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	7,129,918	4,634,152	4,321,752
Investments in affiliates	—	60	43
Futures contracts	—	4,778	4,085
Foreign currency translations	(760)	—	—

Change in net unrealized appreciation/depreciation	7,129,158	4,638,990	4,325,880

Net realized/unrealized gains (losses)	10,294,980	8,874,465	6,057,849

Change in net assets resulting from operations	$10,435,659	$9,727,176	$6,452,829

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	215

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021 (continued)

	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$2	$—
Dividend income from non-affiliates	1,642,421	6,255,135	11,906,334
Dividend income from affiliates	53	159	200
Non-cash dividend income from non-affiliates	—	354,708	—
Income from securities lending (net) (See Note 2.C.)	4,406	37,506	54,205

Total investment income	1,646,880	6,647,510	11,960,739

EXPENSES:
Management fees (See Note 3.A.)	214,553	475,911	678,193
Interest expense to non-affiliates	—	319	324

Total expenses	214,553	476,230	678,517

Net investment income (loss)	1,432,327	6,171,280	11,282,222

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	867,198	(2,085,692)	(20,756,585)
In-kind redemptions of investments in non-affiliates (See Note 4)	29,421,281	80,834,359	94,258,893
Futures contracts	77,221	219,930	161,976

Net realized gain (loss)	30,365,700	78,968,597	73,664,284

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	28,787,414	47,005,341	11,870,622
Investments in affiliates	50	350	100
Futures contracts	14,776	18,704	36,863

Change in net unrealized appreciation/depreciation	28,802,240	47,024,395	11,907,585

Net realized/unrealized gains (losses)	59,167,940	125,992,992	85,571,869

Change in net assets resulting from operations	$60,600,267	$132,164,272	$96,854,091

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan ActiveBuilders Emerging Markets Equity ETF (formerly known as JPMorgan Emerging Markets Equity Core ETF)	JPMorgan ActiveBuilders International Equity ETF
	Period Ended October 31, 2021 (a)	Period Ended October 31, 2021 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,679,156	$203,012
Net realized gain (loss)	(593,949)	(69,347)
Change in net unrealized appreciation/depreciation	(12,896,276)	496,351

Change in net assets resulting from operations	(10,811,069)	630,016

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	336,675,029	28,789,940

NET ASSETS:
Change in net assets	325,863,960	29,419,956
Beginning of period	—	—

End of period	$325,863,960	$29,419,956

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$336,675,029	$28,789,940

Total change in net assets resulting from capital transactions	$336,675,029	$28,789,940

SHARE TRANSACTIONS:
Issued	6,800,000	600,000

Net increase in shares from share transactions	6,800,000	600,000

(a)	Commencement of operations was March 10, 2021.
(b)	Commencement of operations was July 7, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	217

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders Canada ETF				JPMorgan BetaBuilders Developed Asia ex-Japan ETF
	Year Ended October 31, 2021		Year Ended October 31, 2020		Year Ended October 31, 2021		Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$116,418,038		$99,923,560		$145,165,781		$47,112,341
Net realized gain (loss)	55,416,108		(107,887,037)		(6,954,174)		(34,800,063)
Change in net unrealized appreciation/depreciation	1,736,255,618		(214,935,256)		397,969,872		(151,388,803)

Change in net assets resulting from operations	1,908,089,764		(222,898,733)		536,181,479		(139,076,525)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(113,624,161)		(97,217,228)		(130,441,819)		(47,499,256)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	636,591,756		159,573,201		2,241,407,993		209,692,845

NET ASSETS:
Change in net assets	2,431,057,359		(160,542,760)		2,647,147,653		23,117,064
Beginning of period	3,640,211,260		3,800,754,020		1,465,970,894		1,442,853,830

End of period	$6,071,268,619		$3,640,211,260		$4,113,118,547		$1,465,970,894

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$758,394,817		$225,691,349		$2,313,974,196		$400,560,096
Cost of shares redeemed	(121,803,061)		(66,118,148)		(72,566,203)		(190,867,251)

Total change in net assets resulting from capital transactions	$636,591,756		$159,573,201		$2,241,407,993		$209,692,845

SHARE TRANSACTIONS:
Issued	12,300,000	(a)	4,700,000	(a)	41,000,000	(a)	9,000,000	(a)
Redeemed	(1,901,089	)(a)	(1,900,000	)(a)	(1,301,359	)(a)	(4,900,000	)(a)

Net increase in shares from share transactions	10,398,911		2,800,000		39,698,641		4,100,000

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	JPMorgan BetaBuilders Europe ETF				JPMorgan BetaBuilders International Equity ETF
	Year Ended October 31, 2021		Year Ended October 31, 2020		Year Ended October 31, 2021	Period Ended October 31, 2020 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$186,741,805		$93,927,172		$93,794,835	$17,506,262
Net realized gain (loss)	173,173,700		(173,140,960)		57,414,713	1,290,568
Change in net unrealized appreciation/depreciation	1,265,712,790		(679,859,114)		604,876,597	2,882,633

Change in net assets resulting from operations	1,625,628,295		(759,072,902)		756,086,145	21,679,463

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(162,749,406)		(91,833,136)		(83,978,586)	(10,275,336)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,263,568,980		698,765,923		1,141,362,817	1,855,266,175

NET ASSETS:
Change in net assets	5,726,447,869		(152,140,115)		1,813,470,376	1,866,670,302
Beginning of period	3,701,005,509		3,853,145,624		1,866,670,302	—

End of period	$9,427,453,378		$3,701,005,509		$3,680,140,678	$1,866,670,302

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$5,534,506,823		$3,682,970,788		$1,372,694,023	$1,875,036,423
Cost of shares redeemed	(1,270,937,843)		(2,984,204,865)		(231,331,206)	(19,770,248)

Total change in net assets resulting from capital transactions	$4,263,568,980		$698,765,923		$1,141,362,817	$1,855,266,175

SHARE TRANSACTIONS:
Issued	96,500,000	(b)	81,000,000	(b)	24,400,000	40,800,000
Redeemed	(24,200,404	)(b)	(74,600,000	)(b)	(4,000,000)	(400,000)

Net increase in shares from share transactions	72,299,596		6,400,000		20,400,000	40,400,000

(a)	Commencement of operations was December 3, 2019.
(b)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	219

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders Japan ETF				JPMorgan BetaBuilders U.S. Equity ETF
	Year Ended October 31, 2021		Year Ended October 31, 2020		Year Ended October 31, 2021	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$147,334,454		$73,146,812		$6,535,651	$2,534,659
Net realized gain (loss)	467,914,152		91,835,601		15,444,975	3,472,263
Change in net unrealized appreciation/depreciation	440,258,321		(118,967,461)		123,924,342	11,499,386

Change in net assets resulting from operations	1,055,506,927		46,014,952		145,904,968	17,506,308

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(70,569,312)		(102,501,216)		(5,799,680)	(2,245,984)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,556,564,791		1,060,999,792		404,128,109	176,703,126

NET ASSETS:
Change in net assets	2,541,502,406		1,004,513,528		544,233,397	191,963,450
Beginning of period	5,323,035,447		4,318,521,919		238,372,575	46,409,125

End of period	$7,864,537,853		$5,323,035,447		$782,605,972	$238,372,575

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,261,931,039		$2,626,810,358		$453,678,097	$191,742,099
Cost of shares redeemed	(1,705,366,248)		(1,565,810,566)		(49,549,988)	(15,038,973)

Total change in net assets resulting from capital transactions	$1,556,564,791		$1,060,999,792		$404,128,109	$176,703,126

SHARE TRANSACTIONS:
Issued	57,400,000	(a)	56,200,000	(a)	6,000,000	3,400,000
Redeemed	(29,802,452	)(a)	(34,200,000	)(a)	(700,000)	(250,000)

Net increase in shares from share transactions	27,597,548		22,000,000		5,300,000	3,150,000

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF		JPMorgan BetaBuilders U.S. Small Cap Equity ETF
	Year Ended October 31, 2021	Period Ended October 31, 2020 (a)	Period Ended October 31, 2021 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,342,792	$286,955	$2,804,780
Net realized gain (loss)	191,521,497	920,825	10,807,502
Change in net unrealized appreciation/depreciation	308,087,619	(38,827,275)	21,084,695

Change in net assets resulting from operations	515,951,908	(37,619,495)	34,696,977

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(13,365,064)	(34,041)	(2,261,493)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	207,905,317	1,025,785,489	409,626,006

NET ASSETS:
Change in net assets	710,492,161	988,131,953	442,061,490
Beginning of period	988,131,953	—	—

End of period	$1,698,624,114	$988,131,953	$442,061,490

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,062,480,424	$1,030,410,313	$537,840,503
Cost of shares redeemed	(854,575,107)	(4,624,824)	(128,214,497)

Total change in net assets resulting from capital transactions	$207,905,317	$1,025,785,489	$409,626,006

SHARE TRANSACTIONS:
Issued	12,750,000	15,475,000	8,500,000
Redeemed	(10,000,000)	(75,000)	(1,950,000)

Net increase in shares from share transactions	2,750,000	15,400,000	6,550,000

(a)	Commencement of operations was April 14, 2020.
(b)	Commencement of operations was November 16, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	221

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF
	Period Ended October 31, 2021 (a)	Year Ended October 31, 2021	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$283,722	$6,411,783	$8,829,220
Net realized gain (loss)	1,302,566	12,861,727	(17,873,066)
Change in net unrealized appreciation/depreciation	4,455,496	35,165,878	(35,896,310)

Change in net assets resulting from operations	6,041,784	54,439,388	(44,940,156)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(242,528)	(6,292,381)	(11,494,561)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	19,134,138	(108,024,401)	(83,600,557)

NET ASSETS:
Change in net assets	24,933,394	(59,877,394)	(140,035,274)
Beginning of period	—	213,760,142	353,795,416

End of period	$24,933,394	$153,882,748	$213,760,142

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$28,088,814	$—	$11,220,073
Cost of shares redeemed	(8,954,676)	(108,024,401)	(94,820,630)

Total change in net assets resulting from capital transactions	$19,134,138	$(108,024,401)	$(83,600,557)

SHARE TRANSACTIONS:
Issued	550,000	—	200,000
Redeemed	(150,000)	(1,900,000)	(2,100,000)

Net increase (decrease) in shares from share transactions	400,000	(1,900,000)	(1,900,000)

(a)	Commencement of operations was December 9, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	JPMorgan Diversified Return International Equity ETF		JPMorgan Diversified Return U.S. Equity ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,890,593	$27,691,365	$12,226,454	$14,977,931
Net realized gain (loss)	48,317,967	(55,516,544)	54,114,412	6,210,123
Change in net unrealized appreciation/depreciation	134,443,885	(83,197,859)	144,832,764	(62,482,770)

Change in net assets resulting from operations	210,652,445	(111,023,038)	211,173,630	(41,294,716)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(25,542,042)	(31,499,409)	(11,091,933)	(15,994,512)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(210,294,305)	(273,144,732)	(26,778,764)	(208,627,128)

NET ASSETS:
Change in net assets	(25,183,902)	(415,667,179)	173,302,933	(265,916,356)
Beginning of period	867,200,124	1,282,867,303	536,709,641	802,625,997

End of period	$842,016,222	$867,200,124	$710,012,574	$536,709,641

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$12,477,390	$45,178,764	$90,741,445	$80,338,258
Cost of shares redeemed	(222,771,695)	(318,323,496)	(117,520,209)	(288,965,386)

Total change in net assets resulting from capital transactions	$(210,294,305)	$(273,144,732)	$(26,778,764)	$(208,627,128)

SHARE TRANSACTIONS:
Issued	200,000	800,000	1,000,000	1,100,000
Redeemed	(3,800,000)	(6,700,000)	(1,300,000)	(4,300,000)

Net decrease in shares from share transactions	(3,600,000)	(5,900,000)	(300,000)	(3,200,000)

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	223

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF		JPMorgan Diversified Return U.S. Small Cap Equity ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,862,473	$3,866,579	$1,963,738	$2,310,675
Net realized gain (loss)	40,618,595	2,889,370	34,553,371	(7,848,200)
Change in net unrealized appreciation/depreciation	45,263,900	(4,768,925)	42,626,246	(10,763,787)

Change in net assets resulting from operations	89,744,968	1,987,024	79,143,355	(16,301,312)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,596,501)	(3,705,274)	(2,069,847)	(2,108,906)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(66,547,601)	33,952,305	(49,484,147)	26,739,716

NET ASSETS:
Change in net assets	19,600,866	32,234,055	27,589,361	8,329,498
Beginning of period	220,207,846	187,973,791	148,672,825	140,343,327

End of period	$239,808,712	$220,207,846	$176,262,186	$148,672,825

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$41,422,965	$84,732,532	$36,921,776	$87,381,544
Cost of shares redeemed	(107,970,566)	(50,780,227)	(86,405,923)	(60,641,828)

Total change in net assets resulting from capital transactions	$(66,547,601)	$33,952,305	$(49,484,147)	$26,739,716

SHARE TRANSACTIONS:
Issued	500,000	1,400,000	850,000	2,900,000
Redeemed	(1,300,000)	(800,000)	(2,100,000)	(2,300,000)

Net increase (decrease) in shares from share transactions	(800,000)	600,000	(1,250,000)	600,000

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	JPMorgan International Growth ETF		JPMorgan U.S. Dividend ETF
	Year Ended October 31, 2021	Period Ended October 31, 2020 (a)	Year Ended October 31, 2021	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$140,679	$21,045	$852,711	$1,377,581
Net realized gain (loss)	3,165,822	(56,298)	4,235,475	165,880
Change in net unrealized appreciation/depreciation	7,129,158	3,819,857	4,638,990	(5,058,774)

Change in net assets resulting from operations	10,435,659	3,784,604	9,727,176	(3,515,313)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(18,324)	—	(743,457)	(1,343,662)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	13,086,957	34,003,054	4,893,156	(807,147)

NET ASSETS:
Change in net assets	23,504,292	37,787,658	13,876,875	(5,666,122)
Beginning of period	37,787,658	—	34,965,403	40,631,525

End of period	$61,291,950	$37,787,658	$48,842,278	$34,965,403

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$22,434,133	$34,003,054	$33,651,535	$9,833,249
Cost of shares redeemed	(9,347,176)	—	(28,758,379)	(10,640,396)

Total change in net assets resulting from capital transactions	$13,086,957	$34,003,054	$4,893,156	$(807,147)

SHARE TRANSACTIONS:
Issued	300,000	600,000	1,050,000	450,000
Redeemed	(125,000)	—	(1,050,000)	(450,000)

Net increase in shares from share transactions	175,000	600,000	—	—

(a)	Commencement of operations was May 20, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	225

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Minimum Volatility ETF		JPMorgan U.S. Momentum Factor ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$394,980	$1,908,765	$1,432,327	$1,001,800
Net realized gain (loss)	1,731,969	751,473	30,365,700	(1,558,599)
Change in net unrealized appreciation/depreciation	4,325,880	(6,876,405)	28,802,240	21,209,006

Change in net assets resulting from operations	6,452,829	(4,216,167)	60,600,267	20,652,207

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(383,526)	(2,053,319)	(1,301,587)	(941,311)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(23,682,193)	(63,201,634)	27,816,405	58,411,601

NET ASSETS:
Change in net assets	(17,612,890)	(69,471,120)	87,115,085	78,122,497
Beginning of period	37,773,538	107,244,658	134,743,086	56,620,589

End of period	$20,160,648	$37,773,538	$221,858,171	$134,743,086

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,784,387	$12,683,981	$98,690,820	$66,714,485
Cost of shares redeemed	(25,466,580)	(75,885,615)	(70,874,415)	(8,302,884)

Total change in net assets resulting from capital transactions	$(23,682,193)	$(63,201,634)	$27,816,405	$58,411,601

SHARE TRANSACTIONS:
Issued	50,000	450,000	2,300,000	2,300,000
Redeemed	(800,000)	(2,700,000)	(1,650,000)	(250,000)

Net increase (decrease) in shares from share transactions	(750,000)	(2,250,000)	650,000	2,050,000

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	JPMorgan U.S. Quality Factor ETF		JPMorgan U.S. Value Factor ETF
	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,171,280	$4,490,712	$11,282,222	$1,942,986
Net realized gain (loss)	78,968,597	12,907,095	73,664,284	828,438
Change in net unrealized appreciation/depreciation	47,024,395	9,761,565	11,907,585	(7,042,295)

Change in net assets resulting from operations	132,164,272	27,159,372	96,854,091	(4,270,871)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,236,190)	(3,901,856)	(9,906,929)	(1,990,064)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(117,395,200)	254,345,821	251,164,170	1,879,448

NET ASSETS:
Change in net assets	8,532,882	277,603,337	338,111,332	(4,381,487)
Beginning of period	384,671,209	107,067,872	62,468,155	66,849,642

End of period	$393,204,091	$384,671,209	$400,579,487	$62,468,155

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$173,997,583	$318,973,804	$1,140,325,211	$23,462,558
Cost of shares redeemed	(291,392,783)	(64,627,983)	(889,161,041)	(21,583,110)

Total change in net assets resulting from capital transactions	$(117,395,200)	$254,345,821	$251,164,170	$1,879,448

SHARE TRANSACTIONS:
Issued	4,500,000	10,650,000	32,750,000	900,000
Redeemed	(7,650,000)	(2,050,000)	(24,450,000)	(850,000)

Net increase (decrease) in shares from share transactions	(3,150,000)	8,600,000	8,300,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	227

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income

JPMorgan ActiveBuilders Emerging Markets Equity ETF (formerly known as JPMorgan Emerging Markets Equity Core ETF)
March 10, 2021 (f) through October 31, 2021	$48.00	$0.66	$(0.74)		$(0.08)	$—

JPMorgan ActiveBuilders International Equity ETF
July 7, 2021 (f) through October 31, 2021	48.00	0.35	0.68		1.03	—

JPMorgan BetaBuilders Canada ETF
Year Ended October 31, 2021 (i)	45.99	1.38	21.78		23.16	(1.35)
Year Ended October 31, 2020 (i)	49.78	1.29	(3.82)		(2.53)	(1.26)
Year Ended October 31, 2019 (i)	45.19	1.31	4.47		5.78	(1.19)
August 7, 2018 (f) through October 31, 2018 (i)	49.31	0.29	(4.31)		(4.02)	(0.10)

JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Year Ended October 31, 2021 (i)	44.97	2.44	11.48		13.92	(2.00)
Year Ended October 31, 2020 (i)	50.63	1.58	(5.65)		(4.07)	(1.59)
Year Ended October 31, 2019 (i)	45.36	2.10	5.17		7.27	(2.00)
August 7, 2018 (f) through October 31, 2018 (i)	50.73	0.44	(5.48)		(5.04)	(0.33)

JPMorgan BetaBuilders Europe ETF
Year Ended October 31, 2021 (i)	43.29	1.67	16.19		17.86	(1.41)
Year Ended October 31, 2020 (i)	48.71	1.08	(5.43)		(4.35)	(1.07)
Year Ended October 31, 2019 (i)	45.19	1.79	3.28		5.07	(1.55)
June 15, 2018 (f) through October 31, 2018 (i)	49.58	0.26	(4.58)		(4.32)	(0.07)

JPMorgan BetaBuilders International Equity ETF
Year Ended October 31, 2021	46.20	1.67	14.10		15.77	(1.44)
December 3, 2019 (f) through October 31, 2020	49.79	1.05	(4.26	)(l)	(3.21)	(0.38)

JPMorgan BetaBuilders Japan ETF
Year Ended October 31, 2021 (i)	48.39	1.04	8.36		9.40	(0.63)
Year Ended October 31, 2020 (i)	49.07	0.84	(0.39)		0.45	(1.13)
Year Ended October 31, 2019 (i)	45.45	0.97	2.93		3.90	(0.28)
June 15, 2018 (f) through October 31, 2018 (i)	49.58	0.48	(4.61)		(4.13)	—

JPMorgan BetaBuilders U.S. Equity ETF
Year Ended October 31, 2021	59.59	1.02	24.48		25.50	(0.94)
Year Ended October 31, 2020	54.60	1.14	4.83		5.97	(0.98)
March 12, 2019 (f) through October 31, 2019	50.14	0.68	4.29		4.97	(0.51)

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Year Ended October 31, 2021	64.16	0.90	29.27		30.17	(0.74)
April 14, 2020 (f) through October 31, 2020	50.78	0.33	13.32	(l)	13.65	(0.27)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)	Does not include expenses of unaffiliated Underlying Funds.
(i)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.
(j)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(l)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$47.92	$48.17	(0.17)%	0.35	%(g)	$325,863,960	0.30	%(h)	2.11%	0.33	%(h)	40%

49.03	49.21	2.15	2.52	(g)	29,419,956	0.25		2.23	0.25		9

67.80	67.98	50.77	50.84		6,071,268,619	0.19		2.28	0.19		2
45.99	46.10	(4.98)	(4.81)		3,640,211,260	0.19		2.74	0.19		4
49.78	49.80	13.08	12.97		3,800,754,020	0.19		2.73	0.34	(j)	7
45.19	45.24	(8.18)	(8.05	)(g)	2,044,698,826	0.19	(k)	2.55	0.37	(j)(k)	1

56.89	57.12	31.14	31.26		4,113,118,547	0.19		4.26	0.19		6
44.97	45.10	(7.87)	(7.45)		1,465,970,894	0.19		3.40	0.19		6
50.63	50.54	16.18	15.94		1,442,853,830	0.19		4.22	0.39	(j)	7
45.36	45.38	(9.97)	(9.93	)(g)	603,313,934	0.19	(k)	3.94	0.45	(j)(k)	2

59.74	59.92	41.54	41.77		9,427,453,378	0.09		2.92	0.09		6
43.29	43.34	(8.92)	(8.90)		3,701,005,509	0.09		2.33	0.09		5
48.71	48.78	11.43	11.32		3,853,145,624	0.09		3.83	0.25	(j)	7
45.19	45.28	(8.75)	(8.55	)(g)	1,314,930,292	0.09	(k)	1.45	0.34	(j)(k)	2

60.53	60.64	34.26	34.24		3,680,140,678	0.07		2.85	0.07		5
46.20	46.29	(6.45)	(6.27	)(g)	1,866,670,302	0.07		2.40	0.07		8

57.16	57.21	19.47	18.98		7,864,537,853	0.19		1.83	0.19		3
48.39	48.64	0.87	1.24		5,323,035,447	0.19		1.77	0.19		5
49.07	49.14	8.74	9.07		4,318,521,919	0.19		2.14	0.33	(j)	4
45.45	45.36	(8.35)	(8.51	)(g)	2,336,087,667	0.19	(k)	2.63	0.37	(j)(k)	5

84.15	84.11	43.02	42.97		782,605,972	0.02		1.34	0.02		4
59.59	59.58	11.09	11.05		238,372,575	0.02		1.99	0.02		4
54.60	54.61	9.95	9.97	(g)	46,409,125	0.02		2.01	0.02		3

93.59	93.68	47.15	47.52		1,698,624,114	0.07		1.05	0.07		27
64.16	64.06	26.91	26.71	(g)	988,131,953	0.07		0.91	0.07		7

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	229

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
November 16, 2020 (f) through October 31, 2021	$51.27	$0.62	$16.04	$16.66	$(0.44)

JPMorgan Carbon Transition U.S. Equity ETF
December 9, 2020 (f) through October 31, 2021	49.29	0.63	12.95	13.58	(0.54)

JPMorgan Diversified Return Emerging Markets Equity ETF
Year Ended October 31, 2021	46.47	1.81	10.70	12.51	(1.99)
Year Ended October 31, 2020	54.43	1.46	(7.48)	(6.02)	(1.94)
Year Ended October 31, 2019	50.91	2.07	2.97	5.04	(1.52)
Year Ended October 31, 2018	57.15	1.59	(5.37)	(3.78)	(2.46)
Year Ended October 31, 2017	48.68	1.50	7.56	9.06	(0.59)

JPMorgan Diversified Return International Equity ETF
Year Ended October 31, 2021	49.84	1.91	11.03	12.94	(1.76)
Year Ended October 31, 2020	55.06	1.35	(5.01)	(3.66)	(1.56)
Year Ended October 31, 2019	53.10	1.77	1.90	3.67	(1.71)
Year Ended October 31, 2018	59.18	1.51	(5.29)	(3.78)	(2.30)
Year Ended October 31, 2017	50.00	1.43	8.57	10.00	(0.82)

JPMorgan Diversified Return U.S. Equity ETF
Year Ended October 31, 2021	73.52	1.71	27.76	29.47	(1.56)
Year Ended October 31, 2020	76.44	1.65	(2.82)	(1.17)	(1.75)
Year Ended October 31, 2019	69.92	1.66	6.34	8.00	(1.48)
Year Ended October 31, 2018	68.52	1.39	1.88	3.27	(1.87)
Year Ended October 31, 2017	57.06	1.17	10.75	11.92	(0.46)

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Year Ended October 31, 2021	64.77	1.30	27.36	28.66	(1.20)
Year Ended October 31, 2020	67.13	1.18	(2.38)	(1.20)	(1.16)
Year Ended October 31, 2019	62.24	1.18	4.78	5.96	(1.07)
Year Ended October 31, 2018	62.06	1.06	0.59	1.65	(1.47)
Year Ended October 31, 2017	51.65	0.89	10.02	10.91	(0.50)

JPMorgan Diversified Return U.S. Small Cap Equity ETF
Year Ended October 31, 2021	28.87	0.46	16.35	16.81	(0.48)
Year Ended October 31, 2020	30.84	0.44	(2.01)	(1.57)	(0.40)
Year Ended October 31, 2019	29.58	0.42	1.22	1.64	(0.38)
Year Ended October 31, 2018	28.95	0.33	0.73	1.06	(0.43)
November 15, 2016 (f) through October 31, 2017	25.00	0.28	3.71	3.99	(0.04)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$67.49	$67.56	32.56%	32.70	%(g)	$442,061,490	0.09%		0.98%	0.09%		27%

62.33	62.34	27.68	27.70	(g)	24,933,394	0.15		1.26	0.15		27

56.99	57.05	26.93	27.80		153,882,748	0.44		3.18	0.44		29
46.47	46.21	(11.20)	(11.80)		213,760,142	0.44		2.97	0.44		26
54.43	54.50	10.00	10.31		353,795,416	0.45		3.87	0.87	(h)	51
50.91	50.83	(6.93)	(7.43)		213,804,252	0.45		2.80	0.96	(h)	53
57.15	57.36	18.95	18.65		165,741,046	0.45		2.85	1.06	(h)	60

61.02	61.08	26.00	26.08		842,016,222	0.37		3.14	0.37		35
49.84	49.86	(6.72)	(6.62)		867,200,124	0.37		2.61	0.37		23
55.06	55.02	7.05	7.23		1,282,867,303	0.38		3.27	0.41	(h)	25
53.10	52.98	(6.72)	(7.22)		1,444,332,261	0.40		2.57	0.44	(h)	28
59.18	59.36	20.35	20.30		1,159,887,006	0.43		2.63	0.51	(h)	29

101.43	101.46	40.36	40.44		710,012,574	0.18		1.86	0.18		33
73.52	73.50	(1.40)	(1.44)		536,709,641	0.18		2.26	0.18		21
76.44	76.45	11.65	11.65		802,625,997	0.19		2.27	0.37	(h)	24
69.92	69.93	4.74	4.70		559,362,329	0.19		1.95	0.41	(h)	32
68.52	68.55	20.99	21.02		356,298,771	0.21		1.83	0.47	(h)	27

92.23	92.30	44.51	44.73		239,808,712	0.24		1.57	0.24		34
64.77	64.72	(1.66)	(1.79)		220,207,846	0.24		1.86	0.24		28
67.13	67.17	9.73	9.78		187,973,791	0.24		1.82	0.43	(h)	25
62.24	62.25	2.59	2.57		112,028,180	0.24		1.64	0.50	(h)	35
62.06	62.08	21.25	21.31		62,063,250	0.26		1.54	0.62	(h)	31

45.20	45.24	58.49	58.25		176,262,186	0.29		1.13	0.29		37
28.87	28.94	(4.99)	(4.85)		148,672,825	0.29		1.54	0.29		30
30.84	30.87	5.64	5.75		140,343,327	0.29		1.40	0.54	(h)	43
29.58	29.58	3.61	3.43		96,135,254	0.29		1.08	0.61	(h)	30
28.95	29.00	15.96	16.16	(g)	55,011,105	0.31	(i)	1.08	0.97	(h)(i)	24

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	231

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income

JPMorgan International Growth ETF
Year Ended October 31, 2021	$62.98	$0.19	$15.95	$16.14	$(0.03)
May 20, 2020 (f) through October 31, 2020	51.83	0.05	11.10	11.15	—

JPMorgan U.S. Dividend ETF
Year Ended October 31, 2021	23.31	0.90	9.35	10.25	(1.00)
Year Ended October 31, 2020	27.09	0.91	(3.79)	(2.88)	(0.90)
Year Ended October 31, 2019	24.92	0.93	2.11	3.04	(0.87)
November 8, 2017 (f) through October 31, 2018	25.00	0.96	(0.17)	0.79	(0.87)

JPMorgan U.S. Minimum Volatility ETF
Year Ended October 31, 2021	29.06	0.63	7.67	8.30	(0.70)
Year Ended October 31, 2020	30.21	0.67	(1.10)	(0.43)	(0.72)
Year Ended October 31, 2019	26.14	0.64	3.95	4.59	(0.52)
November 8, 2017 (f) through October 31, 2018	25.00	0.59	1.08	1.67	(0.53)

JPMorgan U.S. Momentum Factor ETF
Year Ended October 31, 2021	33.68	0.34	14.00	14.34	(0.31)
Year Ended October 31, 2020	29.04	0.35	4.63	4.98	(0.34)
Year Ended October 31, 2019	25.98	0.37	2.99	3.36	(0.30)
November 8, 2017 (f) through October 31, 2018	25.00	0.35	0.95	1.30	(0.32)

JPMorgan U.S. Quality Factor ETF
Year Ended October 31, 2021	31.53	0.60	11.91	12.51	(0.59)
Year Ended October 31, 2020	29.74	0.56	1.70	2.26	(0.47)
Year Ended October 31, 2019	26.56	0.58	3.11	3.69	(0.51)
November 8, 2017 (f) through October 31, 2018	25.00	0.52	1.52	2.04	(0.48)

JPMorgan U.S. Value Factor ETF
Year Ended October 31, 2021	24.99	0.72	12.03	12.75	(0.65)
Year Ended October 31, 2020	27.29	0.77	(2.29)	(1.52)	(0.78)
Year Ended October 31, 2019	25.21	0.75	1.97	2.72	(0.64)
November 8, 2017 (f) through October 31, 2018	25.00	0.64	0.16	0.80	(0.59)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$79.09	$79.40	25.63%	25.85%		$61,291,950	0.55%		0.25%	0.55%		37%
62.98	63.12	21.51	21.78	(g)	37,787,658	0.55		0.16	0.55		12

32.56	32.59	44.70	45.15		48,842,278	0.12		2.92	0.12		32
23.31	23.26	(10.50)	(10.72)		34,965,403	0.12		3.78	0.12		26
27.09	27.10	12.57	12.69		40,631,525	0.12		3.59	0.63	(h)	20
24.92	24.90	3.08	2.99	(g)	27,411,126	0.12	(i)	3.81	0.76	(h)(i)	24

36.66	36.69	28.87	29.38		20,160,648	0.12		1.88	0.12		22
29.06	28.97	(1.32)	(1.69)		37,773,538	0.12		2.29	0.12		23
30.21	30.23	17.82	17.90		107,244,658	0.12		2.22	0.54	(h)	15
26.14	26.14	6.69	6.69	(g)	27,445,770	0.12	(i)	2.33	0.76	(h)(i)	17

47.71	47.68	42.72	42.38		221,858,171	0.12		0.80	0.12		44
33.68	33.74	17.33	17.50		134,743,086	0.12		1.11	0.12		39
29.04	29.05	13.06	13.06		56,620,589	0.12		1.35	0.55	(h)	52
25.98	25.99	5.17	5.21	(g)	28,575,370	0.12	(i)	1.32	0.74	(h)(i)	44

43.45	43.48	39.97	40.02		393,204,091	0.12		1.56	0.12		21
31.53	31.54	7.72	7.68		384,671,209	0.12		1.81	0.12		20
29.74	29.76	14.10	14.18		107,067,872	0.12		2.05	0.50	(h)	21
26.56	26.56	8.15	8.15	(g)	29,215,267	0.12	(i)	2.01	0.74	(h)(i)	22

37.09	37.08	51.38	51.88		400,579,487	0.12		2.01	0.12		34
24.99	24.90	(5.39)	(5.76)		62,468,155	0.12		2.99	0.12		25
27.29	27.30	11.01	11.05		66,849,642	0.12		2.90	0.52	(h)	22
25.21	25.21	3.12	3.12	(g)	28,986,509	0.12	(i)	2.52	0.75	(h)(i)	26

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	233

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 22 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversification Classification
JPMorgan ActiveBuilders Emerging Markets Equity ETF(1)	Diversified
JPMorgan ActiveBuilders International Equity ETF(2)	Diversified
JPMorgan BetaBuilders Canada ETF	Diversified
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	Diversified
JPMorgan BetaBuilders Europe ETF	Diversified
JPMorgan BetaBuilders International Equity ETF	Diversified
JPMorgan BetaBuilders Japan ETF	Diversified
JPMorgan BetaBuilders U.S. Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Small Cap Equity ETF(3)	Diversified
JPMorgan Carbon Transition U.S. Equity ETF(4)	Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan International Growth ETF	Diversified
JPMorgan U.S. Dividend ETF	Diversified
JPMorgan U.S. Minimum Volatility ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified

(1)	Commenced operations on March 10, 2021. Effective July 8, 2021, the JPMorgan Emerging Markets Equity Core ETF changed its name to JPMorgan ActiveBuilders Emerging Markets Equity ETF.
(2)	Commenced operations on July 7, 2021.
(3)	Commenced operations on November 16, 2020.
(4)	Commenced operations on December 9, 2020.

The investment objective of JPMorgan ActiveBuilders Emerging Markets Equity ETF (“ActiveBuilders Emerging Markets Equity ETF”), JPMorgan ActiveBuilders International Equity ETF (“ActiveBuilders International Equity ETF”) and JPMorgan International Growth ETF (“International Growth ETF”) is to seek long-term capital appreciation.

The investment objective of JPMorgan BetaBuilders Canada ETF (“BetaBuilders Canada ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders Developed Asia ex-Japan ETF (“BetaBuilders Developed Asia ex-Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia ex-Japan Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders Europe ETF (“BetaBuilders Europe ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders International Equity ETF (“BetaBuilders International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders Japan ETF (“BetaBuilders Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders U.S. Equity ETF (“BetaBuilders U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (“BetaBuilders U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.

234	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

The investment objective of JPMorgan BetaBuilders U.S. Small Cap Equity ETF (“BetaBuilders U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM.

The investment objective of JPMorgan Carbon Transition U.S. Equity ETF (“Carbon Transition U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Asset Management Carbon Transition US Equity Index.

The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (“Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.

The investment objective of JPMorgan Diversified Return International Equity ETF (“International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Equity ETF (“U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (“U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (“U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.

The investment objective of JPMorgan U.S. Dividend ETF (“U.S. Dividend ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index.

The investment objective of JPMorgan U.S. Minimum Volatility ETF (“U.S. Minimum Volatility ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index.

The investment objective of JPMorgan U.S. Momentum Factor ETF (“U.S. Momentum Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.

The investment objective of JPMorgan U.S. Quality Factor ETF (“U.S. Quality Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.

The investment objective of JPMorgan U.S. Value Factor ETF (“U.S. Value Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of each Fund are listed and traded at market price on an exchange as follows:

Listing Exchange
ActiveBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
ActiveBuilders International Equity ETF	NYSE Arca, Inc.
BetaBuilders Canada ETF	Cboe BZX Exchange, Inc.
BetaBuilders Developed Asia ex-Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders Europe ETF	Cboe BZX Exchange, Inc.
BetaBuilders International Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
BetaBuilders U.S. Small Cap Equity ETF	NYSE Arca, Inc.
Carbon Transition U.S. Equity ETF	NYSE Arca, Inc.
Emerging Markets Equity ETF	NYSE Arca, Inc.
International Equity ETF	NYSE Arca, Inc.
International Growth ETF	NYSE Arca, Inc.
U.S. Dividend ETF	NYSE Arca, Inc.
U.S. Equity ETF	NYSE Arca, Inc.
U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
U.S. Minimum Volatility ETF	NYSE Arca, Inc.
U.S. Momentum Factor ETF	NYSE Arca, Inc.
U.S. Quality Factor ETF	NYSE Arca, Inc.
U.S. Small Cap Equity ETF	NYSE Arca, Inc.
U.S. Value Factor ETF	NYSE Arca, Inc.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	235

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

Market prices for the Funds’ shares may be different from their net asset value (“NAV”).

Effective April 12, 2021, BetaBuilders Canada ETF, BetaBuilders Developed Asia-ex Japan ETF, BetaBuilders Europe ETF and BetaBuilders Japan ETF each underwent a 1:2 reverse stock split which resulted in a decrease to each Fund’s shares outstanding and an increase to each Fund’s NAV per share. There was no change to the net assets of each Fund or the value of a shareholder’s investment as a result of this reverse stock split, except to the extent that shareholders held quantities of shares that were not an exact multiple of the reverse split ratio as described below.

The historical share transactions presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been adjusted accordingly to give effect to the reverse stock splits.

For shareholders who held quantities of shares that were not an exact multiple of the reverse split ratio (for example, not a multiple of two for a 1:2 reverse split), the reverse split resulted in the creation of a fractional share. Post-split fractional shares were redeemed for cash and sent to the broker of record.

The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units” as shown in the table below:

Shares per Creation Unit
ActiveBuilders Emerging Markets Equity ETF	100,000
ActiveBuilders International Equity ETF	100,000
BetaBuilders Canada ETF	50,000
BetaBuilders Developed Asia ex-Japan ETF	100,000
BetaBuilders Europe ETF	100,000
BetaBuilders International Equity ETF	200,000
BetaBuilders Japan ETF	200,000
BetaBuilders U.S. Equity ETF	50,000
BetaBuilders U.S. Mid Cap Equity ETF	25,000
BetaBuilders U.S. Small Cap Equity ETF	25,000
Carbon Transition U.S. Equity ETF	50,000
Emerging Markets Equity ETF	100,000
International Equity ETF	100,000
International Growth ETF	25,000
U.S. Dividend ETF	50,000
U.S. Equity ETF	100,000
U.S. Mid Cap Equity ETF	100,000
U.S. Minimum Volatility ETF	50,000
U.S. Momentum Factor ETF	50,000
U.S. Quality Factor ETF	50,000
U.S. Small Cap Equity ETF	50,000
U.S. Value Factor ETF	50,000

Prior to April 12, 2021, the Shares per Creation Unit amounts for BetaBuilders Canada ETF, BetaBuilders Developed Asia-ex Japan ETF, BetaBuilders Europe ETF and BetaBuilders Japan ETF were 100,000, 200,000, 200,000 and 400,000, respectively. These amounts were reduced in connection with the reverse stock split mentioned above.

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if a Fund has sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as

236	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

ActiveBuilders Emerging Markets Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$2,307,429	$—	$—	$2,307,429
Brazil	9,818,143	—	—	9,818,143
Burkina Faso	181,994	—	—	181,994
Canada	201,376	—	—	201,376
Chile	510,406	—	—	510,406
China	5,791,333	103,420,981	5,296	109,217,610
Egypt	—	388,132	—	388,132
Ghana	83,596	—	—	83,596
Greece	—	450,565	—	450,565
Hong Kong	—	6,764,258	—	6,764,258
Hungary	—	943,733	—	943,733
India	2,923,789	32,226,705	—	35,150,494

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	237

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

ActiveBuilders Emerging Markets Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Indonesia	$—	$5,284,343		$—	$5,284,343
Macau	—	184,157		—	184,157
Malaysia	829,044	327,984		—	1,157,028
Mexico	9,613,854	—		—	9,613,854
Panama	110,792	—		—	110,792
Peru	599,678	—		—	599,678
Philippines	372,024	165,715		—	537,739
Poland	933,955	188,634		—	1,122,589
Portugal	896,675	—		—	896,675
Qatar	664,603	—		—	664,603
Russia	3,503,253	18,003,415		—	21,506,668
Saudi Arabia	4,038,211	491,790		—	4,530,001
South Africa	4,786,201	3,968,857		—	8,755,058
South Korea	361,722	35,077,109		—	35,438,831
Taiwan	1,716,335	52,252,261		—	53,968,596
Tanzania, United Republic of	—	84,329		—	84,329
Thailand	3,673,733	218,591		—	3,892,324
Turkey	1,057,702	—		—	1,057,702
United Arab Emirates	—	1,121,020		—	1,121,020
United Kingdom	78,035	154,055		—	232,090
United States	3,466,364	1,132,884		—	4,599,248
Vietnam	—	126,815		—	126,815
Zambia	194,678	—		—	194,678

Total Common Stocks	58,714,925	262,976,333		5,296	321,696,554

Warrants
Thailand	542	—	(a)	—	542
Short-Term Investments
Investment Companies	3,609,948	—		—	3,609,948
Investment of Cash Collateral from Securities Loaned	1,214,086	—		—	1,214,086

Total Short-Term Investments	4,824,034	—		—	4,824,034

Total Investments in Securities	$63,539,501	$262,976,333		$5,296	$326,521,130

(a)	Value is zero.

ActiveBuilders International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,226,287	$—	$1,226,287
Austria	—	235,200	—	235,200
Belgium	—	257,462	—	257,462
Canada	167,423	—	—	167,423
China	230,854	188,330	—	419,184
Denmark	115,171	1,077,167	—	1,192,338
Finland	—	331,177	—	331,177
France	82,839	3,324,544	—	3,407,383
Germany	13,958	2,526,269	—	2,540,227
Hong Kong	13,907	661,408	—	675,315
India	164,530	—	—	164,530

238	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

ActiveBuilders International Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indonesia	$—	$47,854	$—	$47,854
Ireland	—	92,115	—	92,115
Italy	—	355,028	—	355,028
Japan	—	5,650,447	—	5,650,447
Luxembourg	—	39,502	—	39,502
Malta	—	15,261	—	15,261
Netherlands	—	1,875,184	—	1,875,184
Norway	46,007	160,833	—	206,840
Poland	—	29,441	—	29,441
Russia	—	46,117	—	46,117
Singapore	—	308,831	—	308,831
South Africa	—	160,047	—	160,047
South Korea	—	334,590	—	334,590
Spain	192,315	424,859	—	617,174
Sweden	—	964,864	—	964,864
Switzerland	—	2,733,390	—	2,733,390
Taiwan	355,146	—	—	355,146
United Kingdom	91,377	3,439,105	—	3,530,482
United States	—	754,605	—	754,605

Total Common Stocks	1,473,527	27,259,917	—	28,733,444

Short-Term Investments
Investment Companies	429,423	—	—	429,423
Investment of Cash Collateral from Securities Loaned	124,086	—	—	124,086

Total Short-Term Investments	553,509	—	—	553,509

Total Investments in Securities	$2,027,036	$27,259,917	$—	$29,286,953

BetaBuilders Canada ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,571,985,103	$—	$—	$6,571,985,103

Appreciation in Other Financial Instruments
Futures Contracts (a)	$874,945	$—	$—	$874,945

(a)	Please refer to the SOI for specifics of portfolio holdings.

BetaBuilders Developed Asia ex-Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,508,674,879	$—	$2,508,674,879
China	—	52,137,306	—	52,137,306
Hong Kong	4,750,803	892,027,190	—	896,777,993
Macau	—	41,077,104	—	41,077,104
New Zealand	—	103,070,029	—	103,070,029
Singapore	13,227,865	393,545,743	—	406,773,608
United Kingdom	—	37,487,779	—	37,487,779
United States	—	39,470,821	—	39,470,821

Total Common Stocks	17,978,668	4,067,490,851	—	4,085,469,519

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	239

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

BetaBuilders Developed Asia ex-Japan ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	$152,270,191	$—	$—	$152,270,191

Total Investments in Securities	$170,248,859	$4,067,490,851	$—	$4,237,739,710

Appreciation in Other Financial Instruments
Futures Contracts	$53,488	$—	$—	$53,488

Depreciation in Other Financial Instruments
Futures Contracts	(28,862)	—	—	(28,862)

Total Net Appreciation/Depreciation in Other Financial Instruments	$24,626	$—	$—	$24,626

BetaBuilders Europe ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$144,105,295	$—		$144,105,295
Austria	2,831,718	48,062,278	—		50,893,996
Belgium	—	131,783,480	—		131,783,480
Brazil	—	6,716,773	—		6,716,773
Chile	—	5,478,241	—		5,478,241
China	—	62,441,239	—		62,441,239
Colombia	—	2,893,708	—		2,893,708
Denmark	6,660,217	379,902,412	—		386,562,629
Finland	3,399,304	197,670,303	—		201,069,607
France	7,105,449	1,440,420,691	—		1,447,526,140
Germany	—	1,195,769,638	—		1,195,769,638
Ireland	16,802,084	79,573,617	—		96,375,701
Italy	—	314,654,359	—		314,654,359
Jordan	—	4,830,764	—		4,830,764
Luxembourg	—	32,517,716	—		32,517,716
Mexico	—	1,775,699	—		1,775,699
Netherlands	1,563,482	782,725,060	—		784,288,542
Norway	3,674,179	96,868,124	—		100,542,303
Poland	19,867,515	33,529,236	—		53,396,751
Portugal	4,526,830	17,325,808	—		21,852,638
Russia	—	14,136,155	—		14,136,155
South Africa	—	42,209,513	—		42,209,513
South Korea	—	19,232,235	—		19,232,235
Spain	73,655,820	281,131,574	—		354,787,394
Sweden	9,966,779	562,490,459	—		572,457,238
Switzerland	19,948,482	1,347,052,727	—		1,367,001,209
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	23,809,647	1,747,766,052	—		1,771,575,699
United States	10,337,688	173,953,405	—		184,291,093

Total Common Stocks	204,149,194	9,167,016,561	—	(a)	9,371,165,755

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	163,727,564	—	—		163,727,564

Total Investments in Securities	$367,876,758	$9,167,016,561	$—	(a)	$9,534,893,319

Appreciation in Other Financial Instruments
Futures Contracts	$1,746,890	$—	$—		$1,746,890

(a)	Value is zero.

240	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

BetaBuilders International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$279,102,275	$—		$279,102,275
Austria	695,382	11,902,709	—		12,598,091
Belgium	—	32,621,986	—		32,621,986
Brazil	—	1,662,900	—		1,662,900
Chile	—	1,355,946	—		1,355,946
China	—	20,518,436	—		20,518,436
Colombia	—	716,450	—		716,450
Denmark	1,648,584	94,015,202	—		95,663,786
Finland	842,199	48,925,319	—		49,767,518
France	1,758,687	356,546,623	—		358,305,310
Germany	—	296,161,069	—		296,161,069
Hong Kong	461,185	86,572,462	—		87,033,647
Ireland	4,159,620	19,695,325	—		23,854,945
Israel	—	16,403,992	—		16,403,992
Italy	—	77,886,537	—		77,886,537
Japan	2,391,626	910,561,895	—		912,953,521
Jordan	—	1,195,627	—		1,195,627
Luxembourg	—	8,045,759	—		8,045,759
Macau	—	3,990,326	—		3,990,326
Mexico	—	436,790	—		436,790
Netherlands	387,070	193,714,134	—		194,101,204
New Zealand	—	10,001,699	—		10,001,699
Norway	909,177	23,967,350	—		24,876,527
Poland	4,949,290	8,301,030	—		13,250,320
Portugal	1,120,328	4,288,353	—		5,408,681
Russia	—	3,500,044	—		3,500,044
Singapore	1,294,113	38,187,494	—		39,481,607
South Africa	—	10,447,636	—		10,447,636
South Korea	—	4,759,759	—		4,759,759
Spain	18,230,933	69,584,130	—		87,815,063
Sweden	2,437,987	139,283,114	—		141,721,101
Switzerland	5,150,798	333,437,786	—		338,588,584
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	5,900,969	436,244,025	—		442,144,994
United States	2,558,428	46,888,127	—		49,446,555

Total Common Stocks	54,896,376	3,590,922,309	—	(a)	3,645,818,685

Short-Term Investments
Investment Companies	20,389,345	—	—		20,389,345
Investment of Cash Collateral from Securities Loaned	34,747,329	—	—		34,747,329

Total Short-Term Investments	55,136,674	—	—		55,136,674

Total Investments in Securities	$110,033,050	$3,590,922,309	$—	(a)	$3,700,955,359

Appreciation in Other Financial Instruments
Futures Contracts	$184,117	$—	$—		$184,117

(a)	Value is zero.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	241

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

BetaBuilders Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$36,349,627	$—	$36,349,627
Airlines	—	11,692,893	—	11,692,893
Auto Components	—	212,404,345	—	212,404,345
Automobiles	—	600,991,715	—	600,991,715
Banks	—	344,363,632	—	344,363,632
Beverages	—	76,447,545	—	76,447,545
Biotechnology	—	4,234,969	—	4,234,969
Building Products	—	156,522,400	—	156,522,400
Capital Markets	—	72,943,008	—	72,943,008
Chemicals	—	353,750,128	—	353,750,128
Commercial Services & Supplies	—	56,380,918	—	56,380,918
Construction & Engineering	—	49,158,894	—	49,158,894
Construction Materials	—	4,474,463	—	4,474,463
Consumer Finance	—	6,495,548	—	6,495,548
Containers & Packaging	—	3,286,734	—	3,286,734
Diversified Consumer Services	—	3,205,234	—	3,205,234
Diversified Financial Services	—	53,510,343	—	53,510,343
Diversified Telecommunication Services	—	61,675,299	—	61,675,299
Electric Utilities	—	45,772,642	—	45,772,642
Electrical Equipment	—	170,005,891	—	170,005,891
Electronic Equipment, Instruments & Components	—	445,168,330	—	445,168,330
Entertainment	—	135,631,140	—	135,631,140
Equity Real Estate Investment Trusts (REITs)	20,596,469	101,823,921	—	122,420,390
Food & Staples Retailing	—	137,746,877	—	137,746,877
Food Products	—	134,838,973	—	134,838,973
Gas Utilities	—	29,119,788	—	29,119,788
Health Care Equipment & Supplies	—	247,536,781	—	247,536,781
Health Care Providers & Services	—	15,533,609	—	15,533,609
Health Care Technology	—	43,225,405	—	43,225,405
Hotels, Restaurants & Leisure	—	67,567,952	—	67,567,952
Household Durables	—	373,473,294	—	373,473,294
Household Products	—	44,733,023	—	44,733,023
Independent Power and Renewable Electricity Producers	—	4,000,250	—	4,000,250
Industrial Conglomerates	—	134,847,380	—	134,847,380
Insurance	—	191,009,857	—	191,009,857
Interactive Media & Services	—	35,356,476	—	35,356,476
Internet & Direct Marketing Retail	—	33,609,256	—	33,609,256
IT Services	—	192,076,378	—	192,076,378
Leisure Products	—	92,214,090	—	92,214,090
Machinery	—	402,626,829	—	402,626,829
Marine	—	34,386,918	—	34,386,918
Media	—	38,804,870	—	38,804,870
Metals & Mining	—	76,100,955	—	76,100,955
Multiline Retail	—	50,078,162	—	50,078,162
Oil, Gas & Consumable Fuels	—	49,440,502	—	49,440,502
Paper & Forest Products	—	8,694,614	—	8,694,614
Personal Products	—	110,381,771	—	110,381,771
Pharmaceuticals	—	426,012,589	—	426,012,589
Professional Services	—	219,197,936	—	219,197,936
Real Estate Management & Development	—	184,543,289	—	184,543,289

242	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

BetaBuilders Japan ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Road & Rail	$—	$227,638,792	$—	$227,638,792
Semiconductors & Semiconductor Equipment	—	249,793,136	—	249,793,136
Software	—	18,991,895	—	18,991,895
Specialty Retail	—	128,286,889	—	128,286,889
Technology Hardware, Storage & Peripherals	—	124,887,588	—	124,887,588
Textiles, Apparel & Luxury Goods	—	8,087,004	—	8,087,004
Tobacco	—	37,261,930	—	37,261,930
Trading Companies & Distributors	—	308,806,532	—	308,806,532
Transportation Infrastructure	—	15,157,951	—	15,157,951
Wireless Telecommunication Services	—	270,308,398	—	270,308,398

Total Common Stocks	20,596,469	7,772,667,558	—	7,793,264,027

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	19,991,774	—	—	19,991,774

Total Investments in Securities	$40,588,243	$7,772,667,558	$—	$7,813,255,801

Depreciation in Other Financial Instruments
Futures Contracts	$(731,179)	$—	$—	$(731,179)

BetaBuilders U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$782,322,964	$—	$—	$782,322,964

Appreciation in Other Financial Instruments
Futures Contracts (a)	$124,572	$—	$—	$124,572

(a)	Please refer to the SOI for specifics of portfolio holdings.

BetaBuilders U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,768,189,210	$—	$—	$1,768,189,210

Appreciation in Other Financial Instruments
Futures Contracts	$182,542	$—	$—	$182,542

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

BetaBuilders U.S. Small Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$453,427,295	$—	$—	$453,427,295

Appreciation in Other Financial Instruments
Futures Contracts (a)	$144,399	$—	$—	$144,399

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	243

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

Carbon Transition U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,903,263	$—	$—	$24,903,263

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,055	$—	$—	$1,055

(a)	Please refer to the SOI’s for specifics of portfolio holdings.

Emerging Markets Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Bahrain	$239,246	$—	$—	$239,246
Brazil	12,883,621	—	—	12,883,621
Chile	1,735,587	—	—	1,735,587
China	3,360,484	34,020,796	127,878	37,509,158
Colombia	480,202	—	—	480,202
Czech Republic	433,561	—	—	433,561
Egypt	—	371,951	—	371,951
Greece	—	1,528,132	—	1,528,132
Hong Kong	—	459,699	—	459,699
Hungary	446,481	795,312	—	1,241,793
India	—	17,467,677	—	17,467,677
Indonesia	—	5,428,395	—	5,428,395
Kuwait	—	2,665,335	—	2,665,335
Malaysia	1,444,991	2,253,743	—	3,698,734
Mexico	8,962,115	—	—	8,962,115
Pakistan	—	43,057	—	43,057
Philippines	258,313	674,046	—	932,359
Qatar	1,801,061	662,624	—	2,463,685
Russia	10,126,392	—	—	10,126,392
Saudi Arabia	4,256,330	1,427,292	—	5,683,622
South Africa	5,250,099	3,572,643	—	8,822,742
Taiwan	—	18,058,432	—	18,058,432
Thailand	3,621,270	743,268	—	4,364,538
Turkey	2,767,512	1,724,283	—	4,491,795
United Arab Emirates	789,067	2,086,740	—	2,875,807
United States	625,132	—	—	625,132

Total Common Stocks	59,481,464	93,983,425	127,878	153,592,767

Short-Term Investments
Investment Companies	703,142	—	—	703,142
Investment of Cash Collateral from Securities Loaned	449,126	—	—	449,126

Total Short-Term Investments	1,152,268	—	—	1,152,268

Total Investments in Securities	$60,633,732	$93,983,425	$127,878	$154,745,035

Depreciation in Other Financial Instruments
Futures Contracts	$(4,151)	$—	$—	$(4,151)

244	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

There were no significant transfers into or out of level 3 for the year ended October 31, 2021.

International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$83,185,280	$—	$83,185,280
Austria	—	4,500,169	—	4,500,169
Belgium	—	4,821,569	—	4,821,569
Brazil	—	3,351,200	—	3,351,200
Cambodia	—	304,722	—	304,722
Chile	—	2,780,511	—	2,780,511
China	—	10,460,451	—	10,460,451
Denmark	—	7,903,983	—	7,903,983
Finland	—	16,637,052	—	16,637,052
France	—	27,767,351	—	27,767,351
Germany	—	21,729,535	—	21,729,535
Hong Kong	333,757	32,830,618	—	33,164,375
Indonesia	209,452	835,513	—	1,044,965
Ireland	—	4,482,225	—	4,482,225
Italy	—	13,839,266	—	13,839,266
Japan	2,326,787	243,656,215	—	245,983,002
Jordan	—	2,949,958	—	2,949,958
Luxembourg	—	1,257,802	—	1,257,802
Netherlands	2,513,294	23,303,145	—	25,816,439
New Zealand	—	7,063,847	—	7,063,847
Norway	—	8,395,126	—	8,395,126
Poland	—	563,779	—	563,779
Portugal	1,328,007	2,584,499	—	3,912,506
Russia	—	5,655,486	—	5,655,486
Singapore	—	17,043,661	—	17,043,661
South Africa	—	3,118,918	—	3,118,918
South Korea	—	73,694,315	—	73,694,315
Spain	5,594,203	6,771,906	—	12,366,109
Sweden	2,923,684	33,493,935	—	36,417,619
Switzerland	—	16,505,940	—	16,505,940
United Kingdom	6,552,091	123,273,654	—	129,825,745
United States	1,972,155	5,359,841	—	7,331,996

Total Common Stocks	23,753,430	810,121,472	—	833,874,902

Short-Term Investments
Investment Companies	332,532	—	—	332,532
Investment of Cash Collateral from Securities Loaned	8,108,648	—	—	8,108,648

Total Short-Term Investments	8,441,180	—	—	8,441,180

Total Investments in Securities	$32,194,610	$810,121,472	$—	$842,316,082

Appreciation in Other Financial Instruments
Futures Contracts	$75,489	$—	$—	$75,489

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	245

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

International Growth ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$447,268	$—	$—	$447,268
Australia	—	788,074	—	788,074
Brazil	384,101	—	—	384,101
Canada	2,600,665	—	—	2,600,665
China	—	6,499,048	—	6,499,048
Denmark	—	3,447,321	—	3,447,321
Finland	—	725,843	—	725,843
France	—	3,533,618	—	3,533,618
Germany	—	3,495,453	—	3,495,453
Hong Kong	—	3,476,078	—	3,476,078
India	734,201	—	—	734,201
Indonesia	—	1,011,393	—	1,011,393
Japan	—	6,471,584	—	6,471,584
Netherlands	291,539	4,720,022	—	5,011,561
Poland	—	413,528	—	413,528
South Korea	—	996,803	—	996,803
Sweden	—	1,875,292	—	1,875,292
Switzerland	—	5,423,494	—	5,423,494
Taiwan	4,273,500	—	—	4,273,500
United Kingdom	959,123	5,155,256	—	6,114,379
United States	3,051,598	—	—	3,051,598

Total Common Stocks	12,741,995	48,032,807	—	60,774,802

Short-Term Investment
Investment Companies	446,263	—	—	446,263

Total Investments in Securities	$13,188,258	$48,032,807	$—	$61,221,065

U.S. Dividend ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48,495,649	$—	$—	$48,495,649

Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,782	$—	$—	$3,782

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$730,743,747	$—	$—	$730,743,747

Appreciation in Other Financial Instruments
Futures Contracts (a)	$45,140	$—	$—	$45,140

(a)	Please refer to the SOI for specifics of portfolio holdings.

246	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$242,855,775	$—	$—	$242,855,775

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,497)	$—	$—	$(1,497)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Minimum Volatility ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,189,708	$—	$—	$20,189,708

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,218	$—	$—	$1,218

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Momentum Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$223,450,085	$—	$—	$223,450,085

Appreciation in Other Financial Instruments
Futures Contracts (a)	$8,904	$—	$—	$8,904

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Quality Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$401,095,561	$—	$—	$401,095,561

Appreciation in Other Financial Instruments
Futures Contracts (a)	$15,477	$—	$—	$15,477

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Small Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$157,103	$–	$–	$157,103
Automobiles & Parts	754,528	–	–	754,528
Banks	9,146,275	–	–	9,146,275
Beverages	2,027,192	–	–	2,027,192
Chemicals	6,295,674	–	–	6,295,674
Construction & Materials	3,802,564	–	–	3,802,564
Consumer Services	902,977	–	–	902,977

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	247

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

U.S. Small Cap Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electricity	$2,786,307	$–	$–	$2,786,307
Electronic & Electrical Equipment	2,305,188	–	–	2,305,188
Finance & Credit Services	2,455,252	–	–	2,455,252
Food Producers	5,623,193	–	–	5,623,193
Gas, Water & Multi-utilities	5,566,358	–	–	5,566,358
General Industrials	1,870,080	–	–	1,870,080
Health Care Providers	5,875,448	–	–	5,875,448
Household Goods & Home Construction	2,961,083	–	–	2,961,083
Industrial Engineering	2,852,290	–	–	2,852,290
Industrial Materials	4,747,283	–	–	4,747,283
Industrial Metals & Mining	5,850,676	–	–	5,850,676
Industrial Support Services	4,764,874	–	–	4,764,874
Industrial Transportation	4,275,083	–	–	4,275,083
Investment Banking & Brokerage Services	3,225,196	–	–	3,225,196
Leisure Goods	2,734,730	–	–	2,734,730
Life Insurance	763,465	–	–	763,465
Media	252,628	–	–	252,628
Medical Equipment & Services	6,338,917	–	–	6,338,917
Mortgage Real Estate Investment Trusts	3,763,615	–	–	3,763,615
Non-life Insurance	1,634,899	–	–	1,634,899
Non-Renewable Energy	13,124,311	–	–	13,124,311
Personal Care, Drug & Grocery Stores	5,118,390	–	–	5,118,390
Personal Goods	1,172,192	–	–	1,172,192
Pharmaceuticals, Biotechnology & Marijuana Producers	5,708,769	–	55,232	5,764,001
Precious Metals & Mining	776,607	–	–	776,607
Real Estate Investment & Services	1,881,376	–	–	1,881,376
Real Estate Investment Trusts	16,402,018	–	–	16,402,018
Renewable Energy	1,705,716	–	–	1,705,716
Retailers	5,004,956	–	–	5,004,956
Software & Computer Services	7,874,723	–	–	7,874,723
Technology Hardware & Equipment	12,350,671	–	–	12,350,671
Telecommunications Equipment	4,503,736	–	–	4,503,736
Telecommunications Service Providers	4,456,778	–	–	4,456,778
Tobacco	1,091,141	–	–	1,091,141
Travel & Leisure	112,637	–	–	112,637
Waste & Disposal Services	793,215	–	–	793,215

Total Common Stocks	175,810,114	–	55,232	175,865,346

Rights	–	–	6,379	6,379
Short-Term Investments
Investment Companies	337,403	–	–	337,403
Short-Term Investment	19,576,750	–	–	19,576,750

Total Short-Term Investments	19,914,153	–	–	19,914,153

Total Investments in Securities	$195,724,267	$–	$61,611	$195,785,878

Appreciation in Other Financial Instruments
Futures Contracts	$6,304	$–	$–	$6,304

There were no significant transfers into or out of level 3 for the year ended October 31, 2021.

248	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

U.S. Value Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$408,277,119	$–	$–	$408,277,119

Appreciation in Other Financial Instruments
Futures Contracts (a)	$32,521	$–	$–	$32,521

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of October 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2021.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
ActiveBuilders Emerging Markets Equity ETF	$1,140,813	$(1,140,813)	$—
ActiveBuilders International Equity ETF	121,730	(121,730)**	—
BetaBuilders Canada ETF	495,464,412	(495,464,412)	—
BetaBuilders Developed Asia ex-Japan ETF	143,997,226	(143,997,226)	—
BetaBuilders Europe ETF	149,597,822	(149,597,822)	—
BetaBuilders International Equity ETF	29,092,658	(29,092,658)	—
BetaBuilders Japan ETF	10,857,812	(10,857,812)	—
BetaBuilders U.S. Equity ETF	535,954	(535,954)	—
BetaBuilders U.S. Mid Cap Equity ETF	69,113,144	(69,113,144)	—

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	249

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders U.S. Small Cap Equity ETF	$11,381,330	$(11,381,330)	$—
Emerging Markets Equity ETF	424,925	(424,925)	—
International Equity ETF	7,566,675	(7,566,675)	—
U.S. Equity ETF	23,441,694	(23,441,694)	—
U.S. Mid Cap Equity ETF	3,726,508	(3,726,508)	—
U.S. Minimum Volatility ETF	52,244	(51,770)**	474
U.S. Momentum Factor ETF	1,660,608	(1,660,608)	—
U.S. Quality Factor ETF	7,965,279	(7,965,279)	—
U.S. Small Cap Equity ETF	18,940,884	(18,940,884)	—
U.S. Value Factor ETF	8,251,973	(8,251,973)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to October 31, 2021, additional collateral was received.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the year ended October 31, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

ActiveBuilders Emerging Markets Equity ETF	$35
ActiveBuilders International Equity ETF	21
BetaBuilders Canada ETF	109,314
BetaBuilders Developed Asia ex-Japan ETF	5,941
BetaBuilders Europe ETF	14,054
BetaBuilders International Equity ETF	3,185
BetaBuilders Japan ETF	8,665
BetaBuilders U.S. Equity ETF	235
BetaBuilders U.S. Mid Cap Equity ETF	3,106
BetaBuilders U.S. Small Cap Equity ETF	2,210
Emerging Markets Equity ETF	160
International Equity ETF	1,540
U.S. Dividend ETF	50
U.S. Equity ETF	1,589
U.S. Mid Cap Equity ETF	1,187
U.S. Minimum Volatility ETF	77
U.S. Momentum Factor ETF	476
U.S. Quality Factor ETF	860
U.S. Small Cap Equity ETF	2,216
U.S. Value Factor ETF	1,339

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Carbon Transition U.S. Equity ETF and International Growth ETF did not lend out any securities during the year ended October 31, 2021. U.S. Dividend ETF did not have any securities out on loan at October 31, 2021.

250	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

D. Investment Transactions with Affiliates—The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

ActiveBuilders Emerging Markets Equity ETF

	For the period ended October 31, 2021
Security Description	Value at March 10, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c)	$—	$8,851,841	$5,241,893	$—	$—	$3,609,948	3,608,143	$312		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	—	2,167,078	952,992	—	—	1,214,086	1,214,086	41	*	—

Total	$—	$11,018,919	$6,194,885	$—	$—	$4,824,034		$353		$—

(a)	Commencement of operations was March 10, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

ActiveBuilders International Equity ETF

	For the period ended October 31, 2021
Security Description	Value at July 7, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	$—	$636,293	$206,870	$—	$—	$429,423	429,423	$15		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	—	5,147,393	5,023,307	—	—	124,086	124,086	3	*	—

Total	$—	$5,783,686	$5,230,177	$—	$—	$553,509		$18		$—

(a)	Commencement of operations was July 7, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	251

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

BetaBuilders Canada ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$242,096,062	$3,052,125,000	$3,109,700,000	$(30,249	)*	$—	$184,490,813	184,490,813	$291,205	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	42,762,729	7,193,550,741	6,889,152,387	—		—	347,161,083	347,161,083	49,353	*	—

Total	$284,858,791	$10,245,675,741	$9,998,852,387	$(30,249)		$—	$531,651,896		$340,558		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Developed Asia ex-Japan ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$5,987,503	$448,000,000	$343,000,000	$(3,696	)*	$497	$110,984,304	110,984,304	$29,002	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	2,214,888	373,202,131	334,131,132	—		—	41,285,887	41,285,887	2,879	*	—

Total	$8,202,391	$821,202,131	$677,131,132	$(3,696)		$497	$152,270,191		$31,881		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Europe ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$99,118,066	$765,000,000	$754,000,001	$(23,033	)*	$5,824	$110,100,856	110,100,856	$101,045	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	17,023,688	909,932,587	873,329,567	—		—	53,626,708	53,626,708	6,569	*	—

Total	$116,141,754	$1,674,932,587	$1,627,329,568	$(23,033)		$5,824	$163,727,564		$107,614		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

252	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

BetaBuilders International Equity ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$19,997,201	$316,000,000	$305,500,000	$(3,549	)*	$200	$30,493,852	30,493,852	$25,578	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	112,058,043	91,668,698	—		—	20,389,345	20,389,345	587		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	2,320,963	233,112,624	231,180,110	—		—	4,253,477	4,253,477	1,329	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	5,136,138	66,572,818	71,708,956	—		—	—	—	768		—

Total	$27,454,302	$727,743,485	$700,057,764	$(3,549)		$200	$55,136,674		$28,262		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Japan ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$3,989,013	$526,100,000	$520,999,999	$(1,897	)*	$797	$9,087,914	9,087,914	$40,717	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	1,126,935	475,550,956	465,774,031	—		—	10,903,860	10,903,860	3,615	*	—

Total	$5,115,948	$1,001,650,956	$986,774,030	$(1,897)		$797	$19,991,774		$44,332		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	253

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

BetaBuilders U.S. Equity ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Chase & Co. (a)	$2,470,706	$5,653,298	$860,686	$84,415		$2,234,742	$9,582,475	56,404	$154,160		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	149,910	—	149,910	(15	)*	15	—	—	61	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	8,851,048	6,009,200	—		—	2,841,848	2,841,848	285		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	103,441	6,408,610	5,951,017	—		—	561,034	561,034	98	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	1,117,563	5,614,209	6,731,772	—		—	—	—	172		—

Total	$3,841,620	$26,527,165	$19,702,585	$84,400		$2,234,757	$12,985,357		$154,776		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Mid Cap Equity ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$—	$244,000,000	$181,500,000	$(2,550	)*	$—	$62,497,450	62,497,450	$25,143	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	57,136,451	52,393,271	—		—	4,743,180	4,743,180	927		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	12,084,091	129,698,618	134,029,207	—		—	7,753,502	7,753,502	1,414	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	2,909,004	50,434,232	53,343,236	—		—	—	—	434		—

Total	$14,993,095	$481,269,301	$421,265,714	$(2,550)		$—	$74,994,132		$27,918		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

254	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

BetaBuilders U.S. Small Cap Equity ETF

	For the period ended October 31, 2021
Security Description	Value at November 16, 2020(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	$—	$23,358,545	$17,533,301	$—	$—	$5,825,244	5,825,244	$787		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	—	63,204,621	51,524,727	—	—	11,679,894	11,679,894	1,121	*	—

Total	$—	$86,563,166	$69,058,028	$—	$—	$17,505,138		$1,908		$—

(a)	Commencement of operations was November 16, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Carbon Transition U.S. Equity ETF

	For the period ended October 31, 2021
Security Description	Value at December 9, 2020 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	$—	$656,586	$646,620	$—	$—	$9,966	9,966	$8	$—

(a)	Commencement of operations was December 9, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2021.

Emerging Markets Equity ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$—	$1,433,408	$730,266	$—	$—	$703,142	703,142	$12		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	137,511	6,853,134	6,541,519	—	—	449,126	449,126	78	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	—	285,280	285,280	—	—	—	—	—		—

Total	$137,511	$8,571,822	$7,557,065	$—	$—	$1,152,268		$90		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	255

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

International Equity ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$209,263	$61,329,867	$61,205,844	$(775)	$21	$332,532	332,365	$1,106		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	2,258,649	100,999,999	96,500,000	(1,227)*	252	6,757,673	6,757,673	7,844	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	1,193,251	88,560,677	88,402,953	—	—	1,350,975	1,350,975	600	*	—

Total	$3,661,163	$250,890,543	$246,108,797	$(2,002)	$273	$8,441,180		$9,550		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Growth ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$469,916	$4,648,628	$4,672,281	$—	$—	$446,263	446,263	$74	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.

U.S. Dividend ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$399,910	$—	$399,910	$(60	)*	$60	$—	—	$87	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	930,438	850,311	—		—	80,127	80,127	8		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	218,497	1,601,017	1,819,514	—		—	—	—	11	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	83,190	1,029,560	1,112,750	—		—	—	—	6		—

Total	$701,597	$3,561,015	$4,182,485	$(60)		$60	$80,127		$112		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

256	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$5,006,400	$102,000,000	$86,800,000	$(2,022	)*	$701	$20,205,079	20,205,079	$10,988	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	10,338,936	9,147,865	—		—	1,191,071	1,191,071	122		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	1,333,596	72,939,188	70,786,557	—		—	3,486,227	3,486,227	635	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	773,854	15,964,672	16,738,526	—		—	—	—	176		—

Total	$7,113,850	$201,242,796	$183,472,948	$(2,022)		$701	$24,882,377		$11,921		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Mid Cap Equity ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$500	$26,200,000	$26,000,000	$100	*	$(20)	$200,580	200,580	$2,918	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	3,929,204	3,572,557	—		—	356,647	356,647	52		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	3,052,553	51,860,297	51,238,638	—		—	3,674,212	3,674,212	481	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	147,665	6,947,570	7,095,235	—		—	—	—	58		—

Total	$3,200,718	$88,937,071	$87,906,430	$100		$(20)	$4,231,439		$3,509		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	257

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Minimum Volatility ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$249,950	$—	$225,000	$(45	)*	$43	$24,948	24,948	$59	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	261,091	236,710	—		—	24,381	24,381	4		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	205,400	4,906,724	5,085,302	—		—	26,822	26,822	26	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	79,780	851,631	931,411	—		—	—	—	6		—

Total	$535,130	$6,019,446	$6,478,423	$(45)		$43	$76,151		$95		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Momentum Factor ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$399,860	$—	$399,860	$(50	)*	$50	$—	—	$71	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	3,300,162	3,144,686	—		—	155,476	155,476	25		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	800,674	16,384,636	15,499,101	—		—	1,686,209	1,686,209	208	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	205,755	3,127,882	3,333,637	—		—	—	—	28		—

Total	$1,406,289	$22,812,680	$22,377,284	$(50)		$50	$1,841,685		$332		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

258	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

U.S. Quality Factor ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$2,749,650	$32,500,000	$29,000,000	$(675	)*	$350	$6,249,325	6,249,325	$3,637	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	4,159,014	3,914,945	—		—	244,069	244,069	58		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	530,051	53,914,945	52,502,979	—		—	1,942,017	1,942,017	342	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	104,552	7,992,202	8,096,754	—		—	—	—	101		—

Total	$3,384,253	$98,566,161	$93,514,678	$(675)		$350	$8,435,411		$4,138		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Cap Equity ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$15,997,497	$70,250,000	$69,900,000	$(5,434	)*	$2,800	$16,344,863	16,344,863	$22,094	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	4,226,667	3,889,264	—		—	337,403	337,403	56		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	2,483,386	70,441,593	69,693,092	—		—	3,231,887	3,231,887	892	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	224,874	7,869,127	8,094,001	—		—	—	—	56		—

Total	$18,705,757	$152,787,387	$151,576,357	$(5,434)		$2,800	$19,914,153		$23,098		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	259

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Value Factor ETF

	For the year ended October 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2021	Shares at October 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	$499,900	$116,300,000	$109,500,000	$(1,930	)*	$100	$7,298,070	7,298,070	$10,630	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	20,531,107	19,848,831	—		—	682,276	682,276	137		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	249,858	68,964,466	67,922,086	—		—	1,292,238	1,292,238	577	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	104,469	10,391,448	10,495,917	—		—	—	—	63		—

Total	$854,227	$216,187,021	$207,766,834	$(1,930)		$100	$9,272,584		$11,407		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Futures Contracts — The Funds, except for ActiveBuilders Emerging Markets Equity ETF, ActiveBuilders International Equity ETF and International Growth ETF, used index futures contracts to obtain long exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing

260	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the year ended October 31, 2021:

	BetaBuilders Canada ETF	BetaBuilders Developed Asia ex-Japan ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF	BetaBuilders U.S. Small Cap Equity ETF	Carbon Transition U.S. Equity ETF	Emerging Markets Equity ETF
Futures Contracts — Equity:
Average Notional Balance Long	$25,806,554	$21,503,502	$42,075,116	$18,879,808	$55,966,610	$2,395,023	$4,409,515	$2,996,860	$29,934	$160,958
Ending Notional Balance Long	29,330,575	27,517,827	73,055,841	38,621,550	73,837,377	3,403,805	3,907,260	5,166,225	22,998	189,285

	International Equity ETF	U.S. Dividend ETF	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Minimum Volatility ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF	U.S. Small Cap Equity ETF	U.S. Value Factor ETF
Futures Contracts — Equity:
Average Notional Balance Long	$6,129,797	$104,047	$1,544,579	$430,276	$48,116	$206,449	$727,016	$418,587	$1,150,753
Ending Notional Balance Long	7,373,205	390,958	3,909,788	1,116,360	22,998	183,980	275,970	344,415	1,839,900

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of October 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for ActiveBuilders Emerging Markets Equity ETF, ActiveBuilders International Equity ETF, BetaBuilders Japan ETF and International Growth ETF, for which distributions are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	261

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
ActiveBuilders Emerging Markets Equity ETF	$—	$48,077	$(48,077)
ActiveBuilders International Equity ETF	—	(578)	578
BetaBuilders Canada ETF	49,950,891	1,214,717	(51,165,608)
BetaBuilders Developed Asia ex-Japan ETF	30,449,313	(1,578,509)	(28,870,804)
BetaBuilders Europe ETF	212,117,598	1,049,573	(213,167,171)
BetaBuilders International Equity ETF	60,030,089	322,227	(60,352,316)
BetaBuilders Japan ETF	502,514,248	3,367,267	(505,881,515)
BetaBuilders U.S. Equity ETF	16,466,384	(38,193)	(16,428,191)
BetaBuilders U.S. Mid Cap Equity ETF	202,137,172	(9,579)	(202,127,593)
BetaBuilders U.S. Small Cap Equity ETF	16,728,256	12,866	(16,741,122)
Carbon Transition U.S. Equity ETF	1,350,695	—	(1,350,695)
Emerging Markets Equity ETF	6,790,770	206,121	(6,996,891)
International Equity ETF	29,363,174	2,841,081	(32,204,255)
International Growth ETF	2,672,353	27,813	(2,700,166)
U.S. Dividend ETF	4,328,996	(69,621)	(4,259,375)
U.S. Equity ETF	44,390,921	(509,499)	(43,881,422)
U.S. Mid Cap Equity ETF	38,438,722	(181,867)	(38,256,855)
U.S. Minimum Volatility ETF	1,686,680	(30,548)	(1,656,132)
U.S. Momentum Factor ETF	29,447,787	(57,891)	(29,389,896)
U.S. Quality Factor ETF	80,809,639	(1,104)	(80,808,535)
U.S. Small Cap Equity ETF	33,360,644	66,616	(33,427,260)
U.S. Value Factor ETF	93,402,072	(7,320)	(93,394,752)

The reclassifications for the Funds relate primarily to investments in passive foreign investment companies (“PFICs”), foreign currency gains or losses, foreign taxes, redemptions in-kind, investments in real estate investment trusts (“REITs”).

3. Fees and Other Transactions with Affiliates

A. Management Fee — JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund’s respective average daily net assets at the following rate:

ActiveBuilders Emerging Markets Equity ETF	0.33%
ActiveBuilders International Equity ETF	0.25
BetaBuilders Canada ETF	0.19
BetaBuilders Developed Asia ex-Japan ETF	0.19
BetaBuilders Europe ETF	0.09
BetaBuilders International Equity ETF	0.07
BetaBuilders Japan ETF	0.19
BetaBuilders U.S. Equity ETF	0.02
BetaBuilders U.S. Mid Cap Equity ETF	0.07
BetaBuilders U.S. Small Cap Equity ETF	0.09
Carbon Transition U.S. Equity ETF	0.15
Emerging Markets Equity ETF	0.44
International Equity ETF	0.37
International Growth ETF	0.55
U.S. Dividend ETF	0.12
U.S. Equity ETF	0.18
U.S. Mid Cap Equity ETF	0.24
U.S. Minimum Volatility ETF	0.12
U.S. Momentum Factor ETF	0.12
U.S. Quality Factor ETF	0.12
U.S. Small Cap Equity ETF	0.29
U.S. Value Factor ETF	0.12

262	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.

In the case of ActiveBuilders Emerging Markets Equity ETF, the Adviser has contractually agreed to waive fees through October 31, 2022 in the amount of the acquired fund fees and expenses for any unaffiliated investment company that the Fund invests in so that the total operating expenses do not exceed 0.33%.

B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds are covered under each Management Agreement as described in Note 3.A.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended October 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
ActiveBuilders Emerging Markets Equity ETF	$269,811,241	$71,764,728
ActiveBuilders International Equity ETF	26,283,468	2,561,360
BetaBuilders Canada ETF	101,019,587	86,566,637
BetaBuilders Developed Asia ex-Japan ETF	495,407,838	205,445,634
BetaBuilders Europe ETF	450,387,864	401,332,407
BetaBuilders International Equity ETF	186,306,592	163,684,644
BetaBuilders Japan ETF	295,547,268	242,484,952
BetaBuilders U.S. Equity ETF	19,061,037	21,559,909
BetaBuilders U.S. Mid Cap Equity ETF	409,143,442	422,896,281
BetaBuilders U.S. Small Cap Equity ETF	70,432,448	70,366,006
Carbon Transition U.S. Equity ETF	24,744,644	6,642,911
Emerging Markets Equity ETF	57,377,137	122,030,233

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	263

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
International Equity ETF	$307,283,212	$324,597,631
International Growth ETF	22,010,948	20,074,261
U.S. Dividend ETF	9,779,342	10,258,916
U.S. Equity ETF	210,295,885	212,724,038
U.S. Mid Cap Equity ETF	81,511,497	82,954,379
U.S. Minimum Volatility ETF	4,793,963	4,988,666
U.S. Momentum Factor ETF	76,797,397	77,429,260
U.S. Quality Factor ETF	81,371,221	85,173,827
U.S. Small Cap Equity ETF	62,287,175	62,832,332
U.S. Value Factor ETF	172,771,037	317,026,757

During the year ended October 31, 2021, there were no purchases or sales of U.S. Government securities.

For the year ended October 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
ActiveBuilders Emerging Markets Equity ETF	$137,064,093	$—
ActiveBuilders International Equity ETF	4,584,503	—
BetaBuilders Canada ETF	752,794,507	121,190,748
BetaBuilders Developed Asia ex-Japan ETF	2,022,772,600	69,664,405
BetaBuilders Europe ETF	5,471,885,042	1,256,565,416
BetaBuilders International Equity ETF	1,335,079,745	223,304,627
BetaBuilders Japan ETF	3,255,491,184	1,688,822,089
BetaBuilders U.S. Equity ETF	449,473,055	43,305,689
BetaBuilders U.S. Mid Cap Equity ETF	1,044,513,026	820,388,436
BetaBuilders U.S. Small Cap Equity ETF	529,121,736	124,614,253
Carbon Transition U.S. Equity ETF	8,291,114	7,247,460
Emerging Markets Equity ETF	—	44,284,677
International Equity ETF	11,187,841	202,115,188
International Growth ETF	20,807,300	8,903,897
U.S. Dividend ETF	33,314,750	28,043,051
U.S. Equity ETF	89,767,576	114,637,165
U.S. Mid Cap Equity ETF	40,912,587	106,265,676
U.S. Minimum Volatility ETF	1,772,663	25,116,507
U.S. Momentum Factor ETF	97,293,601	68,506,352
U.S. Quality Factor ETF	172,577,909	285,525,764
U.S. Small Cap Equity ETF	36,589,663	85,246,553
U.S. Value Factor ETF	1,122,642,304	726,713,224

During the year ended October 31, 2021, the Funds delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ActiveBuilders Emerging Markets Equity ETF	$340,916,310	$14,788,476	$29,183,656	$(14,395,180)
ActiveBuilders International Equity ETF	28,838,704	1,551,159	1,102,910	448,249
BetaBuilders Canada ETF	4,933,567,099	1,716,487,174	77,194,225	1,639,292,949
BetaBuilders Developed Asia ex-Japan ETF	4,002,898,582	405,840,548	170,974,794	234,865,754
BetaBuilders Europe ETF	8,836,107,079	1,006,453,620	305,920,490	700,533,130
BetaBuilders International Equity ETF	3,119,938,695	655,983,317	74,782,536	581,200,781
BetaBuilders Japan ETF	7,414,350,260	844,875,355	446,700,993	398,174,362
BetaBuilders U.S. Equity ETF	644,038,177	145,696,766	7,287,407	138,409,359

264	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders U.S. Mid Cap Equity ETF	$1,498,644,914	$343,877,285	$74,150,447	$269,726,838
BetaBuilders U.S. Small Cap Equity ETF	432,962,544	53,858,383	33,249,233	20,609,150
Carbon Transition U.S. Equity ETF	20,451,853	4,694,948	242,483	4,452,465
Emerging Markets Equity ETF	138,034,799	30,452,482	13,746,397	16,706,085
International Equity ETF	796,534,837	119,436,340	73,579,606	45,856,734
International Growth ETF	50,514,263	12,930,420	2,223,618	10,706,802
U.S. Dividend ETF	46,974,747	2,922,535	1,397,851	1,524,684
U.S. Equity ETF	566,525,575	178,705,691	14,442,379	164,263,312
U.S. Mid Cap Equity ETF	188,105,374	59,217,193	4,468,289	54,748,904
U.S. Minimum Volatility ETF	17,955,882	3,085,130	850,086	2,235,044
U.S. Momentum Factor ETF	174,636,261	50,972,153	2,149,425	48,822,728
U.S. Quality Factor ETF	336,920,716	70,880,231	6,689,909	64,190,322
U.S. Small Cap Equity ETF	168,522,944	35,955,999	8,686,761	27,269,238
U.S. Value Factor ETF	400,571,710	23,435,371	15,697,441	7,737,930

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in futures contracts, PFICs, partnerships, non-taxable dividends and wash sale loss deferrals.

The tax character of distributions paid during the year ended October 31, 2021 was as follows:

	Ordinary Income*	Total Distributions Paid
BetaBuilders Canada ETF	$113,624,161	$113,624,161
BetaBuilders Developed Asia ex-Japan ETF	130,441,819	130,441,819
BetaBuilders Europe ETF	162,749,406	162,749,406
BetaBuilders International Equity ETF	83,978,586	83,978,586
BetaBuilders Japan ETF	70,569,312	70,569,312
BetaBuilders U.S. Equity ETF	5,799,680	5,799,680
BetaBuilders U.S. Mid Cap Equity ETF	13,365,064	13,365,064
BetaBuilders U.S. Small Cap Equity ETF	2,261,493	2,261,493
Carbon Transition U.S. Equity ETF	242,528	242,528
Emerging Markets Equity ETF	6,292,381	6,292,381
International Equity ETF	25,542,042	25,542,042
International Growth ETF	18,324	18,324
U.S. Dividend ETF	743,457	743,457
U.S. Equity ETF	11,091,933	11,091,933
U.S. Mid Cap Equity ETF	3,596,501	3,596,501
U.S. Minimum Volatility ETF	383,526	383,526
U.S. Momentum Factor ETF	1,301,587	1,301,587
U.S. Quality Factor ETF	6,236,190	6,236,190
U.S. Small Cap Equity ETF	2,069,847	2,069,847
U.S. Value Factor ETF	9,906,929	9,906,929

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended October 31, 2020 was as follows:

	Ordinary Income*	Total Distributions Paid
BetaBuilders Canada ETF	$97,217,228	$97,217,228
BetaBuilders Developed Asia ex-Japan ETF	47,499,256	47,499,256
BetaBuilders Europe ETF	91,833,136	91,833,136
BetaBuilders International Equity ETF	10,275,336	10,275,336
BetaBuilders Japan ETF	102,501,216	102,501,216
BetaBuilders U.S. Equity ETF	2,245,984	2,245,984
BetaBuilders U.S. Mid Cap Equity ETF	34,041	34,041

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	265

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

	Ordinary Income*	Total Distributions Paid
Emerging Markets Equity ETF	$11,494,561	$11,494,561
International Equity ETF	31,499,409	31,499,409
U.S. Dividend ETF	1,343,662	1,343,662
U.S. Equity ETF	15,994,512	15,994,512
U.S. Mid Cap Equity ETF	3,705,274	3,705,274
U.S. Minimum Volatility ETF	2,053,319	2,053,319
U.S. Momentum Factor ETF	941,311	941,311
U.S. Quality Factor ETF	3,901,856	3,901,856
U.S. Small Cap Equity ETF	2,108,906	2,108,906
U.S. Value Factor ETF	1,990,064	1,990,064

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of October 31, 2021, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
ActiveBuilders Emerging Markets Equity ETF	$3,688,429	$—	$(14,499,498)
ActiveBuilders International Equity ETF	251,479	(68,769)	447,306
BetaBuilders Canada ETF	23,103,515	(107,445,289)	1,639,867,937
BetaBuilders Developed Asia ex-Japan ETF	63,600,517	(39,496,578)	235,558,087
BetaBuilders Europe ETF	57,714,315	(87,244,679)	701,042,378
BetaBuilders International Equity ETF	43,300,673	(4,525,044)	581,021,601
BetaBuilders Japan ETF	209,454,927	(62,424,749)	396,884,594
BetaBuilders U.S. Equity ETF	1,098,580	(2,147,526)	138,409,359
BetaBuilders U.S. Mid Cap Equity ETF	1,975,110	(9,867,052)	269,726,838
BetaBuilders U.S. Small Cap Equity ETF	556,153	(5,458,075)	20,609,150
Carbon Transition U.S. Equity ETF	41,193	(45,097)	4,452,465
Emerging Markets Equity ETF	1,740,014	(29,541,182)	15,894,717
International Equity ETF	17,617,229	(98,954,888)	45,804,352
International Growth ETF	426,138	397,492	10,705,958
U.S. Dividend ETF	158,207	(2,049,323)	1,524,684
U.S. Equity ETF	1,683,513	(32,410,568)	164,263,312
U.S. Mid Cap Equity ETF	531,645	(12,788,778)	54,748,904
U.S. Minimum Volatility ETF	49,644	(3,492,372)	2,235,044
U.S. Momentum Factor ETF	210,457	(4,832,703)	48,822,728
U.S. Quality Factor ETF	703,682	(8,486,170)	64,190,322
U.S. Small Cap Equity ETF	290,724	(10,868,388)	27,269,238
U.S. Value Factor ETF	1,560,682	(21,704,104)	7,737,930

The cumulative timing differences primarily consist of investments in PFICs, non-taxable dividends and wash sale loss deferrals.

As of October 31, 2021, the following Funds had net capital loss carryforwards as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
ActiveBuilders International Equity ETF	$68,769	$—
BetaBuilders Canada ETF	20,845,190	86,600,099
BetaBuilders Developed Asia ex-Japan ETF	18,171,779	21,324,799
BetaBuilders Europe ETF	27,609,126	59,635,553
BetaBuilders International Equity ETF	4,525,044	—
BetaBuilders Japan ETF	30,273,156	32,151,593
BetaBuilders U.S. Equity ETF	2,147,526	—
BetaBuilders U.S. Mid Cap Equity ETF	9,867,052	—

266	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders U.S. Small Cap Equity ETF	$5,458,075	$—
Carbon Transition U.S. Equity ETF	45,097	—
Emerging Markets Equity ETF	24,533,444	5,007,738
International Equity ETF	36,165,399	62,789,489
U.S. Dividend ETF	978,409	1,070,914
U.S. Equity ETF	20,891,686	11,518,882
U.S. Mid Cap Equity ETF	8,423,388	4,365,390
U.S. Minimum Volatility ETF	2,963,724	528,648
U.S. Momentum Factor ETF	4,832,703	—
U.S. Quality Factor ETF	7,102,747	1,383,423
U.S. Small Cap Equity ETF	7,633,472	3,234,916
U.S. Value Factor ETF	20,097,834	1,606,270

During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
BetaBuilders Canada ETF	$8,268,163	$—
BetaBuilders International Equity ETF	—	120,369
BetaBuilders U.S. Equity ETF	—	254,472
BetaBuilders U.S. Mid Cap Equity ETF	—	24,134
Emerging Markets Equity ETF	615,867	4,743,289
International Equity ETF	—	17,034,366
International Growth ETF	52,976	—
U.S. Dividend ETF	242,692	—
U.S. Equity ETF	4,231,236	6,514,973
U.S. Mid Cap Equity ETF	1,644,600	769,407
U.S. Minimum Volatility ETF	148,103	180,118
U.S. Momentum Factor ETF	—	1,038,813
U.S. Small Cap Equity ETF	223,894	1,443,492

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for ActiveBuilders International Equity ETF, BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, International Equity ETF and International Growth ETF, and plus at least 110% for ActiveBuilders Emerging Markets Equity ETF and Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	267

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2021 (continued)

As of October 31, 2021, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders International Equity ETF	—%	88.3%
BetaBuilders U.S. Mid Cap Equity ETF	55.8	39.4
BetaBuilders U.S. Small Cap Equity ETF	—	98.0

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

As of October 31, 2021, the Adviser owned shares representing more than 10% of net assets of the following Funds:

% of Ownership
ActiveBuilders International Equity ETF	81%
Carbon Transition U.S. Equity ETF	86

Significant shareholder transactions by the Adviser may impact the Funds’ performance and liquidity.

ActiveBuilders Emerging Markets Equity ETF, ActiveBuilders International Equity ETF, BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF, International Equity ETF and International Growth ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

As of October 31, 2021, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:

	ActiveBuilders Emerging Markets Equity ETF	ActiveBuilders International Equity ETF	BetaBuilders Canada ETF	BetaBuilders Developed Asia ex-Japan ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	Emerging Markets Equity ETF	International Equity ETF	International Growth ETF
Australia	—%	—%	—%	61.4%	—%	—%	—%	—%	—%	—%
Canada	—	—	95.7	—	—	—	—	—	—	—
China	33.6	—	—	—	—	—	—	24.3	—	10.6
France	—	11.7	—	—	15.4	—	—	—	—	—
Germany	—	—	—	—	12.8	—	—	—	—	—
Hong Kong	—	—	—	22.0	—	—	—	—	—	—
India	10.8	—	—	—	—	—	—	11.3	—	—
Japan	—	19.4	—	—	—	24.9	100.0	—	29.5	10.6
South Korea	10.9	—	—	—	—	—	—	—	—	—
Switzerland	—	—	—	—	14.6	—	—	—	—	—
Taiwan	16.6	—	—	—	—	—	—	11.7	—	—
United Kingdom	—	12.1	—	—	18.9	12.1	—	—	15.6	—

As of October 31, 2021, a significant portion of the investments of ActiveBuilders Emerging Markets Equity ETF, ActiveBuilders International Equity ETF, BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF, International Equity ETF and International Growth ETF consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

268	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.

The Funds, except for ActiveBuilders Emerging Markets Equity ETF, ActiveBuilders International Equity ETF and International Growth ETF, may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.

Because the Funds may invest a significant portion of their assets in REITs, the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	269

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the twenty-two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (twenty-two of the funds constituting J.P.Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

JPMorgan ActiveBuilders Emerging Markets Equity ETF (formerly known as JPMorgan Emerging Markets Equity Core ETF) (1)	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (5)	JPMorgan International Growth ETF (8)
JPMorgan ActiveBuilders International Equity ETF (2)	JPMorgan BetaBuilders U.S. Small Cap Equity ETF (6)	JPMorgan U.S. Dividend ETF (3)
JPMorgan BetaBuilders Canada ETF (3)	JPMorgan Carbon Transition U.S. Equity ETF (7)	JPMorgan U.S. Minimum Volatility ETF (3)
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (3)	JPMorgan Diversified Return Emerging Markets Equity ETF (3)	JPMorgan U.S. Momentum Factor ETF (3)
JPMorgan BetaBuilders Europe ETF (3)	JPMorgan Diversified Return International Equity ETF (3)	JPMorgan U.S. Quality Factor ETF (3)
JPMorgan BetaBuilders International Equity ETF (4)	JPMorgan Diversified Return U.S. Equity ETF (3)	JPMorgan U.S. Value Factor ETF (3)
JPMorgan BetaBuilders Japan ETF (3)	JPMorgan Diversified Return U.S. Mid Cap Equity ETF (3)
JPMorgan BetaBuilders U.S. Equity ETF (3)	JPMorgan Diversified Return U.S. Small Cap Equity ETF (3)

(1)	Statement of operations and statement of changes in net assets for the period March 10, 2021 (commencement of operations) through October 31, 2021
(2)	Statement of operations and statement of changes in net assets for the period July 7, 2021 (commencement of operations) through October 31, 2021
(3)	Statement of operations for the year ended October 31, 2021 and statement of changes in net assets for the years ended October 31, 2021 and October 31, 2020
(4)

Statement of operations for the year ended October 31, 2021, and statement of changes in net assets for the year ended October 31, 2021 and the period December 3, 2019 (commencement of operations) through October 31, 2020

(5)

Statement of operations for the year ended October 31, 2021, and statement of changes in net assets for the year ended October 31, 2021 and the period April 14, 2020 (commencement of operations) through October 31, 2020

(6)	Statement of operations and statement of changes in net assets for the period November 16, 2020 (commencement of operations) through October 31, 2021
(7)	Statement of operations and statement of changes in net assets for the period December 9, 2020 (commencement of operations) through October 31, 2021
(8)

Statement of operations for the year ended October 31, 2021, and statement of changes in net assets for the year ended October 31, 2021 and the period May 20, 2020 (commencement of operations) through October 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

270	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 22, 2021

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	271

TRUSTEES

(Unaudited)

The Funds’ Statements of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-844-457-6383 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth; Positions With the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held During the Past 5 Years
Independent Trustees

Gary L. French (1951); Trustee of the Trust since 2014	Real Estate Investor (2011–present); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011–2017).	39	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Robert J. Grassi (1957); Trustee of the Trust since 2014	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	39	None.

Thomas P. Lemke (1954); Trustee of the Trust since 2014	Retired; Executive Vice President and General Counsel, Legg Mason (2005-2013).	39	SEI family of funds — Independent Trustee of Advisors’ Inner Circle Fund III (20 portfolios) (from February 2014 to present); Independent Trustee of Winton Diversified Opportunities Fund (from December 2014 to 2018); Independent Trustee of Gallery Trust (from August 2015 to present); Independent Trustee of Schroder Series Trust (from February 2017 to present); Independent Trustee of Schroder Global Series Trust (from February 2017 to present); Independent Trustee of O’Connor EQUUS (May 2014-April 2016); Independent Trustee of Winton Series Trust (December 2014-March 2017); Independent Trustee of AXA Premier VIP Trust (2014-June 2017); Independent Director of The Victory Funds (or their predecessor funds) (35 portfolios) (2014-March 2015); Symmetry Panoramic Trust (16 portfolios) (2018-present).

Lawrence R. Maffia (1950); Trustee of the Trust since 2014	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	39	Director, ICI Mutual Insurance Company (1999-2013).

Emily A. Youssouf (1951); Trustee of the Trust since 2014	Adjunct Professor (2011- present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019–present), Member of Related Parties Committee (2013–2018) and Member of the Enterprise Risk Committee (2015–2018), PennyMac Financial Services, Inc.; Board Member (2005–2018), Chair of Capital Committee (2006–2016), Chair of Audit Committee (2005–2018), Member of Finance Committee (2005–2018) and Chair of IT Committee (2016–2018), NYC Health and Hospitals Corporation.	39	Trustee, NYC School Construction Authority (2009-present); Board Member, NYS Job Development Authority (2008-present); Trustee and Chair of the Audit Committee of the Transit Center Foundation (2015-2019).
Interested Trustee

Robert E. Deutsch (2) (1957); Chairman and Trustee of the Trust since 2014	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	39	Board of Directors of the JUST Capital Foundation (2017–present).

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. Thirty six series of the Trust have commenced operations.

(2)	Mr. Deutsch is considered an interested trustee based on interests in JPMorgan Chase resulting from his prior employment at JPMorgan Asset Management.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

272	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2021)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2020), Assistant Treasurer (2019-2020)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Paul Shield (1960), Vice President and Assistant Treasurer (2016)	Managing Director and head of Business Management for JPMorgan Asset Management’s Exchange Traded Fund platform since 2013.

Elizabeth A. Davin (1964), Secretary (2018)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Stephen M. Ungerman (1953), Chief Compliance Officer (2014)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Jessica K. Ditullio (1962), Assistant Secretary (2014)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2019)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2014)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Gregory S. Samuels (1980), Assistant Secretary (2014)**	Managing Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan Lewis & Bockius (law firm) from 2012 to 2016.

Frederick J. Cavaliere (1978), Assistant Treasurer (2015)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Cavaliere has been with JPMorgan since May 2006.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2014)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Shannon Gaines (1977), Assistant Treasurer (2019)***	Vice President, J.P. Morgan Investment Management Inc. since January 2014.

Nektarios E. Manolakakis (1972), Assistant Treasurer (2020)	Executive Director, J.P. Morgan Investment Management Inc. since February 2021; formerly Vice President, J.P. Morgan Investment Management Inc. since 2014; Vice President, J.P. Morgan Corporate & Investment Bank 2010-2014.

Todd McEwen (1981), Assistant Treasurer (2020)***	Vice President, J.P. Morgan Investment Management Inc. Mr. McEwen has been with J.P. Morgan Investment Management Inc. since 2010.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	273

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of ongoing costs: (1) transaction costs, including brokerage commissions on your purchases and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period May 1, 2021 and continued to hold your shares at the end of the reporting period, October 31, 2021.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Actual (1)	$1,000.00	$969.60	0.30%	$1.49
Hypothetical (1)	1,000.00	1,023.69	0.30	1.53
JPMorgan ActiveBuilders International Equity ETF
Actual (2)	1,000.00	1,021.50	0.25	0.80
Hypothetical (1)	1,000.00	1,023.95	0.25	1.28
JPMorgan BetaBuilders Canada ETF
Actual (1)	1,000.00	1,110.80	0.19	1.01
Hypothetical (1)	1,000.00	1,024.25	0.19	0.97
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Actual (1)	1,000.00	993.60	0.19	0.95
Hypothetical (1)	1,000.00	1,024.25	0.19	0.97
JPMorgan BetaBuilders Europe ETF
Actual (1)	1,000.00	1,060.20	0.09	0.47
Hypothetical (1)	1,000.00	1,024.75	0.09	0.46
JPMorgan BetaBuilders International Equity ETF
Actual (1)	1,000.00	1,043.60	0.07	0.36
Hypothetical (1)	1,000.00	1,024.85	0.07	0.36
JPMorgan BetaBuilders Japan ETF
Actual (1)	1,000.00	1,022.40	0.19	0.97
Hypothetical (1)	1,000.00	1,024.25	0.19	0.97
JPMorgan BetaBuilders U.S. Equity ETF
Actual (1)	1,000.00	1,105.50	0.02	0.11
Hypothetical (1)	1,000.00	1,025.10	0.02	0.10
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Actual (1)	1,000.00	1,053.70	0.07	0.36
Hypothetical (1)	1,000.00	1,024.85	0.07	0.36
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Actual (1)	1,000.00	1,027.00	0.09	0.46
Hypothetical (1)	1,000.00	1,024.75	0.09	0.46
JPMorgan Carbon Transition U.S. Equity ETF
Actual (1)	1,000.00	1,116.30	0.15	0.80
Hypothetical (1)	1,000.00	1,024.45	0.15	0.77

274	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan Diversified Return Emerging Markets Equity ETF
Actual (1)	$1,000.00	$1,008.90	0.44%	$2.23
Hypothetical (1)	1,000.00	1,022.99	0.44	2.24
JPMorgan Diversified Return International Equity ETF
Actual (1)	1,000.00	1,000.70	0.37	1.87
Hypothetical (1)	1,000.00	1,023.34	0.37	1.89
JPMorgan Diversified Return U.S. Equity ETF
Actual (1)	1,000.00	1,076.60	0.18	0.94
Hypothetical (1)	1,000.00	1,024.30	0.18	0.92
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Actual (1)	1,000.00	1,072.50	0.24	1.25
Hypothetical (1)	1,000.00	1,024.00	0.24	1.22
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Actual (1)	1,000.00	1,057.10	0.29	1.50
Hypothetical (1)	1,000.00	1,023.74	0.29	1.48
JPMorgan International Growth ETF
Actual (1)	1,000.00	1,050.90	0.55	2.84
Hypothetical (1)	1,000.00	1,022.43	0.55	2.80
JPMorgan U.S. Dividend ETF
Actual (1)	1,000.00	1,022.10	0.12	0.61
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61
JPMorgan U.S. Minimum Volatility ETF
Actual (1)	1,000.00	1,060.50	0.12	0.62
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61
JPMorgan U.S. Momentum Factor ETF
Actual (1)	1,000.00	1,152.20	0.12	0.65
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61
JPMorgan U.S. Quality Factor ETF
Actual (1)	1,000.00	1,109.80	0.12	0.64
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61
JPMorgan U.S. Value Factor ETF
Actual (1)	1,000.00	1,052.40	0.12	0.62
Hypothetical (1)	1,000.00	1,024.60	0.12	0.61

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 116/365 (to reflect the actual period). The Fund commenced operations on July 7, 2021.

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	275

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2021:

Dividends Received Deduction
BetaBuilders U.S. Equity ETF	100.00%
BetaBuilders U.S. Mid Cap Equity ETF	99.84
BetaBuilders U.S. Small Cap Equity ETF	100.00
Carbon Transition U.S. Equity ETF	100.00
U.S. Dividend ETF	100.00
U.S. Equity ETF	100.00
U.S. Mid Cap Equity ETF	100.00
U.S. Minimum Volatility ETF	100.00
U.S. Momentum Factor ETF	100.00
U.S. Quality Factor ETF	96.28
U.S. Small Cap Equity ETF	76.49
U.S. Value Factor ETF	100.00

Qualified Dividend Income (QDI)

Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended October 31, 2021:

Qualified Dividend Income
ActiveBuilders Emerging Markets Equity ETF	$363,638
ActiveBuilders International Equity ETF	17,269
BetaBuilders Canada ETF	127,923,606
BetaBuilders Developed Asia ex-Japan ETF	91,346,553
BetaBuilders Europe ETF	173,096,497
BetaBuilders International Equity ETF	84,453,236
BetaBuilders Japan ETF	87,692,010
BetaBuilders U.S. Equity ETF	5,799,680
BetaBuilders U.S. Mid Cap Equity ETF	13,365,064
BetaBuilders U.S. Small Cap Equity ETF	2,261,493
Carbon Transition U.S. Equity ETF	242,528
Emerging Markets Equity ETF	3,884,188
International Equity ETF	25,646,718
International Growth ETF	75,043
U.S. Dividend ETF	743,457
U.S. Equity ETF	11,091,933
U.S. Mid Cap Equity ETF	3,596,501
U.S. Minimum Volatility ETF	383,526

Qualified Dividend Income
U.S. Momentum Factor ETF	$1,301,587
U.S. Quality Factor ETF	6,125,233
U.S. Small Cap Equity ETF	1,618,210
U.S. Value Factor ETF	9,906,929

Foreign Source Income and Foreign Tax Credit Pass Through

For the fiscal year ended October 31, 2021, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:

	Total Foreign Source Income	Foreign Tax Credit
ActiveBuilders Emerging Markets Equity ETF	$3,438,599	$363,638
ActiveBuilders International Equity ETF	243,121	17,269
BetaBuilders Canada ETF	146,090,071	18,878,469
BetaBuilders Developed Asia ex-Japan ETF	150,491,191	1,307,290
BetaBuilders Europe ETF	210,426,500	16,144,751
BetaBuilders International Equity ETF	103,563,800	7,132,927
BetaBuilders Japan ETF	180,305,127	17,122,698
Emerging Markets Equity ETF	8,120,929	825,270
International Equity ETF	33,389,552	2,178,360
International Growth ETF	503,845	56,719

276	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT

(Unaudited)

JPMorgan ActiveBuilders International Equity ETF

On March 9-10, 2021, the Board of Trustees held meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan ActiveBuilders International Equity ETF (the “Fund”). The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of their affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.

Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;
(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
(iii)	The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
(iv)	Information about the structure and distribution strategy of the Fund and how it fits within the Trust’s other fund offerings;
(v)	The administration services to be provided by the Adviser under the Management Agreement;
(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;
(vii)	The overall reputation and capabilities of the Adviser and its affiliates;
(viii)	The commitment of the Adviser to provide high quality service to the Fund;
(ix)	Their overall confidence in the Adviser’s integrity;
(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and
(xi)

The Adviser’s business continuity plan, steps the Adviser and its affiliates would be taking to provide services to the Fund during the COVID-19 pandemic and the Adviser’s and its affiliates’ success in continuing to provide services to the other J.P. Morgan ETFs and their shareholders throughout this period.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”) roles as custodian, fund accountant and transfer agent for the Fund.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that the proposed unitary management fee schedule for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	277

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

not lead to fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients

The Trustees requested, received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies and/or institutional accounts advised by the Adviser in the same asset class as the Fund. The Trustees noted the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of the Fund. The Trustees concluded that the fees to be charged to the Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.

Management Fees and Expense Ratios

The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of the Fund (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared the rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also compared the management fee for the Fund to fees charged to other funds managed by the Adviser that are in the same Morningstar category as the Fund. The Trustees also considered the fees paid to JPMCB, an affiliate of the Adviser, for custody, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.

The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge and noted that the Fund’s proposed management fee compared favorably with identified peer funds. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed management fee was reasonable.

278	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2021

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees:

Trustees were elected by the shareholders of all of the series of the Trust (other than Funds that launched subsequent to the record date), including each of the Funds. The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee
John F. Finn
In Favor	932,618
Withheld	6,740
Steven P. Fisher
In Favor	937,481
Withheld	1,877
Gary L. French
In Favor	936,344
Withheld	3,014
Kathleen Gallagher
In Favor	937,527
Withheld	1,831
Robert J. Grassi
In Favor	936,385
Withheld	2,973
Frankie D. Hughes
In Favor	937,172
Withheld	2,186
Raymond Kanner
In Favor	937,371
Withheld	1,987
Thomas P. Lemke
In Favor	936,312
Withheld	3,046
Lawrence R. Maffia
In Favor	935,575
Withheld	3,783
Mary E. Martinez
In Favor	937,595
Withheld	1,762
Marilyn McCoy
In Favor	937,226
Withheld	2,132
Robert A. Oden, Jr.
In Favor	932,572
Withheld	6,785
Marian U. Pardo
In Favor	937,464
Withheld	1,894
Emily A. Youssouf
In Favor	936,422
Withheld	2,936
Interested Nominee
Robert F. Deutsch
In Favor	936,144
Withheld	3,214
Nina A. Shenker
In Favor	937,258
Withheld	2,100

OCTOBER 31, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	279

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. October 2021.	AN-ETF-1021

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N -CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a -2(a)(19)).

The audit committee financial experts are Gary L. French, Robert J. Grassi, Thomas P. Lemke, Lawrence R. Maffia and Emily A. Youssouf, each of which is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2021 – $505,466

2020 – $404,500

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2021 – $147,185

2020 – $118,091

Audit-related fees consist of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2021 – $224,838

2020 – $276,570

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended October 31, 2021 and 2020, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2021 – $0

2020 – $0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2021 – 0.0%

2020 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2020 – $30.4 million

2019 – $32.2 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15

U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the Audit Committee are Gary L. French, Robert J. Grassi, Thomas P. Lemke, Lawrence R. Maffia and Emily A. Youssouf.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes -Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a -2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
December 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
December 30, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
December 30, 2021